Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.2% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$43	$40
Preferred Term Securities Ltd.
2.179% (US0003M + 0.350%) due 03/22/2038 ~	20,330	18,932
3.057% (US0003M + 0.860%) due 07/03/2033 ~	1,066	996

		19,968

INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	770	811
Times Square Hotel Trust 8.528% due 08/01/2026	2,717	2,796

		3,607

Total Corporate Bonds & Notes (Cost $23,526)		23,575

U.S. GOVERNMENT AGENCIES 26.1%
Fannie Mae
1.001% due 07/25/2037 •	590	577
1.067% (US0001M + 0.130%) due 03/25/2036 ~	8	8
1.246% due 08/25/2031 •	55	53
1.524% due 03/01/2044 - 10/01/2044 •	24	24
1.596% due 11/01/2034 •	1	1
1.673% due 01/01/2035 •	3	3
1.691% due 02/01/2035 •	2	2
1.724% due 10/01/2040 •	14	14
1.744% due 09/01/2033 •	13	13
1.825% due 10/01/2034 •	2	2
1.842% due 05/01/2025 •	1	1
1.878% due 09/01/2033 •	3	3
1.910% due 07/01/2035 •	4	4
1.923% due 09/17/2027 •	1	1
1.966% due 02/01/2033 •	26	26
1.990% due 12/01/2036 •	2	2
2.000% due 09/01/2033 •	6	6
2.004% due 06/01/2033 •	4	4
2.007% due 03/01/2035 •	5	5
2.058% due 03/01/2035 •	6	6
2.068% due 12/01/2036 •	4	5
2.089% due 01/01/2037 •	3	3
2.117% due 02/01/2035 •	3	3
2.173% due 12/01/2035 •	2	2
2.184% due 11/01/2035 •	1	1
2.195% due 11/18/2031 •	1	1
2.217% due 04/01/2036 •	12	12
2.220% due 10/01/2031 •	4	4
2.230% due 08/01/2035 •	1	1
2.241% due 11/01/2032 •	12	12
2.245% due 09/01/2030 •	11	11
2.248% due 10/01/2032 - 04/01/2036 •	6	6
2.274% due 11/25/2031 •	19	19
2.285% due 11/01/2034 •	6	6
2.318% due 03/01/2033 •	1	1
2.325% due 03/01/2035 •	3	3
2.351% due 09/01/2033 •	1	1
2.366% due 07/01/2033 •	3	3
2.375% due 03/01/2029 - 09/01/2032 •	16	16
2.500% (PRIME - 1.500%) due 12/25/2023 ~	2	2
2.500% due 04/01/2032 •	10	10
2.524% (US0001M + 0.900%) due 08/25/2023 ~	1	1
2.553% due 04/01/2034 •	1	1
2.624% due 12/25/2023 - 04/25/2032 •	4	4
2.625% due 10/01/2028 •	1	1
2.765% due 03/01/2032 •	3	3
2.792% due 07/01/2033 •	3	3
3.000% due 05/01/2034 •	12	12
3.006% due 04/01/2033 •	4	4
3.083% due 05/01/2036 •	5	5
3.373% due 06/01/2033 •	58	58

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.465% due 05/01/2033 •	8	8
3.887% due 05/01/2036 •	4	4
4.000% due 11/25/2033 - 01/01/2059	325	325
4.250% due 10/01/2027 •	1	1
4.376% (US0001M + 6.000%) due 11/25/2049 ~(a)	603	109
5.000% due 06/25/2023 - 11/25/2032	433	459
5.500% due 09/25/2035	1,929	2,182
6.500% due 06/25/2028	10	10
7.000% due 07/25/2042	4	4
8.500% due 01/25/2025 - 11/01/2030	4	4
Freddie Mac
0.541% due 12/25/2022 ~(a)	28,548	60
0.637% due 01/25/2034 ~(a)	86,376	3,603
0.929% due 03/25/2034 ~(a)	68,108	4,356
1.180% due 09/25/2023 ~	22	22
1.524% due 02/25/2045 •	8	8
1.574% (US0001M + 0.250%) due 10/15/2032 ~	3	3
1.618% due 09/01/2035 •	4	4
1.674% due 12/15/2029 •	5	5
1.676% due 10/25/2044 •	1,271	1,306
1.774% (US0001M + 0.450%) due 12/15/2031 ~	2	2
1.874% (US0001M + 0.550%) due 08/15/2031 ~	5	5
1.876% due 07/25/2044 •	269	280
1.884% (US0001M + 0.260%) due 08/25/2031 ~	35	34
1.942% due 01/01/2035 •	3	3
1.987% due 01/01/2035 •	5	5
2.038% due 02/01/2035 •	4	4
2.090% due 09/01/2035 •	1	1
2.117% due 07/01/2037 •	1	1
2.211% due 10/01/2034 •	7	7
2.233% due 09/01/2033 •	10	10
2.237% due 02/01/2035 •	9	9
2.300% due 03/01/2028 •	3	3
2.351% due 05/15/2023 •	1	1
2.355% due 12/01/2033 •	15	15
2.362% due 11/01/2034 •	4	4
2.375% due 11/01/2034 •	13	14
2.410% due 01/01/2035 •	3	3
2.454% due 03/01/2034 •	8	9
2.478% due 02/01/2035 •	9	10
2.520% due 02/01/2036 •	2	2
2.540% due 03/01/2030 •	2	2
2.541% due 03/01/2032 •	17	17
2.580% due 09/01/2028 •	2	2
2.583% due 04/01/2032 •	21	21
2.598% due 04/01/2033 •	2	2
2.784% due 04/01/2034 •	4	4
3.000% due 09/01/2046 - 03/01/2048	12,375	11,654
3.183% due 08/01/2023 •	1	1
3.500% due 07/01/2046 - 02/01/2048	164	161
4.000% due 10/15/2033	21	21
4.343% due 05/01/2026 •	4	4
5.000% due 02/15/2036	113	119
5.500% due 05/15/2036	9	10
5.806% due 08/01/2031 •	9	9
6.500% due 07/25/2043	312	339
7.000% due 06/15/2029	5	5
7.500% due 02/15/2023 - 01/15/2031	1	1
8.000% due 03/15/2023	1	1
Ginnie Mae
1.253% due 02/20/2061 •	223	221
1.553% (US0001M + 0.750%) due 09/20/2063 ~	1,386	1,383
1.625% due 07/20/2029 - 09/20/2033 •	23	23
1.750% (H15T1Y + 1.500%) due 10/20/2026 ~	7	7
1.750% due 12/20/2027 - 10/20/2033 •	13	13
1.875% due 05/20/2030 - 05/20/2032 •	19	19
2.000% due 05/20/2030 - 07/20/2030 •	25	25
2.625% due 01/20/2027 - 02/20/2030 •	19	19
Ginnie Mae, TBA
2.000% due 07/01/2052	3,000	2,665
2.500% due 07/01/2052	12,200	11,169
3.500% due 07/01/2052	57,300	55,688
4.000% due 08/01/2052	6,200	6,161
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 10/01/2046	1,552	1,547
3.500% due 03/01/2040 - 02/01/2050	22,848	22,303
4.000% due 08/01/2038 - 03/01/2049	14,844	14,877
8.500% due 11/01/2025 - 06/01/2030	6	6
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2037 - 07/01/2052	26,900	24,250
3.000% due 07/01/2037 - 08/01/2052	231,700	218,739
3.500% due 07/01/2052 - 08/01/2052	555,350	533,812

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

4.000% due 04/01/2052 - 07/01/2052	316,250	311,414

Total U.S. Government Agencies (Cost $1,227,163)		1,230,578

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.375% due 05/15/2029 (h)(j)	8,900	8,528

Total U.S. Treasury Obligations (Cost $9,029)		8,528

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.3%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	3,700	3,574
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,920
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •	1,400	1,375
Adjustable Rate Mortgage Trust
2.164% (US0001M + 0.540%) due 11/25/2035 ~	237	235
2.184% (US0001M + 0.560%) due 11/25/2035 ~	435	426
2.184% due 08/25/2036 •	33,910	14,811
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	10,451	9,161
American Home Mortgage Investment Trust 4.062% (US0006M + 2.000%) due 06/25/2045 ~	613	607
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	254	243
AREIT Trust 2.718% due 09/14/2036 •	6,356	6,226
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	6,505	6,038
1.483% due 10/25/2048 ~	8,551	7,964
1.637% due 10/25/2048 ~	4,337	4,043
Ashford Hospitality Trust
2.224% due 04/15/2035 •	10,224	9,939
2.775% due 06/15/2035 •	3,100	2,985
3.175% due 06/15/2035 •	2,300	2,189
4.075% (US0001M + 2.750%) due 06/15/2035 ~	3,200	3,004
BAMLL Commercial Mortgage Securities Trust
2.374% due 04/15/2036 •	3,500	3,430
2.524% due 03/15/2034 •	900	878
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	1,672	1,431
Banc of America Funding Trust
1.136% due 10/26/2036 ~	78,290	71,926
1.992% due 10/20/2036 •	2,914	2,283
2.287% (US0001M + 0.675%) due 04/20/2035 ~	246	244
2.369% due 10/20/2046 ^~	211	182
2.872% due 09/20/2046 ^~	531	517
3.461% due 01/20/2047 ^~	6	5
Banc of America Mortgage Trust
2.122% due 12/25/2033 ~	46	45
2.400% due 11/25/2033 ~	10	10
2.738% due 10/25/2035 ^~	260	251
3.594% due 06/25/2034 ~	121	118
3.647% due 06/25/2035 ~	235	215
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	42	29
2.086% due 01/25/2034 ~	22	21
2.263% due 02/25/2036 ^~	71	68
2.455% due 04/25/2034 ~	44	40
2.543% due 08/25/2035 ~	586	547
2.778% due 11/25/2030 ~	26	25
2.836% due 05/25/2033 ~	91	85
2.842% due 02/25/2033 ~	2	2
2.846% due 05/25/2034 ~	51	46
2.854% due 11/25/2034 ~	109	100
2.858% due 02/25/2035 ~	141	137
3.278% due 05/25/2047 ^~	264	248
Bear Stearns ALT-A Trust
2.529% due 04/25/2035 ~	23	22
2.838% due 12/25/2033 ~	161	159
2.855% due 11/25/2035 ^~	904	595
2.925% due 07/25/2035 ~	8,975	6,785
2.994% due 01/25/2036 ^~	511	500
3.066% due 02/25/2036 ^~	3,048	2,434
3.134% due 08/25/2036 ^~	1,654	1,151
3.497% due 08/25/2036 ^~	1,017	586
Bear Stearns Mortgage Securities, Inc. 1.863% due 06/25/2030 ~	3	3
Bear Stearns Structured Products, Inc. Trust
2.999% due 12/26/2046 ^~	2,962	2,468
3.490% due 01/26/2036 ^~	2,484	2,059
BellaVista Mortgage Trust
2.112% due 05/20/2045 •	1,504	998
2.364% due 02/25/2035 •	2,283	1,594

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Benchmark Mortgage Trust 3.094% due 04/15/2054 ~	8,809	6,948
BX Trust 3.202% due 12/09/2041	2,726	2,443
BXMT Ltd. 2.288% (SOFR30A + 1.514%) due 11/15/2037 ~	23,500	23,265
Chase Mortgage Finance Trust 2.911% due 12/25/2035 ^~	678	608
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.222% due 01/25/2035 ~	438	406
CIM Trust 3.750% due 12/25/2061 ~	13,511	13,138
Citigroup Commercial Mortgage Trust
2.154% due 12/15/2036 •	9,200	8,955
2.474% (US0001M + 1.150%) due 12/15/2036 ~	3,153	3,038
3.098% due 04/10/2049	16,242	15,985
3.209% due 05/10/2049	700	674
Citigroup Global Markets Mortgage Securities, Inc.
2.124% (US0001M + 0.500%) due 05/25/2032 ~	20	19
2.240% due 09/25/2033 ~	1	1
8.500% due 05/25/2032	74	64
Citigroup Mortgage Loan Trust
1.754% due 06/25/2036 •	600	559
2.124% due 09/25/2036 •	4,706	4,475
2.424% (US0001M + 0.800%) due 08/25/2035 ^~	102	98
2.470% due 10/25/2035 •	12	12
2.480% (H15T1Y + 2.400%) due 11/25/2035 ~	277	265
2.639% due 05/25/2042 ~	674	659
2.829% due 08/25/2035 ~	103	102
3.950% due 05/25/2035 •	4	4
Citigroup Mortgage Loan Trust, Inc.
1.954% due 12/25/2034 •	83	81
3.440% (H15T1Y + 1.800%) due 09/25/2035 ~	366	351
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	800	780
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	8,902	8,804
4.550% due 04/25/2067 ~	12,371	12,232
Commercial Mortgage Trust 3.545% due 02/10/2036	3,800	3,612
Community Program Loan Trust 4.500% due 04/01/2029	11	11
Countrywide Alternative Loan Trust
1.316% due 03/25/2047 ^•	2,567	2,215
1.476% (12MTA + 1.000%) due 02/25/2036 ~	547	495
1.726% (12MTA + 1.250%) due 11/25/2047 ^~	3,639	3,146
1.792% due 02/20/2047 ^•	1,484	1,154
1.807% due 12/20/2046 ^•	6,595	5,537
1.812% (US0001M + 0.200%) due 07/20/2046 ^~	532	409
1.856% (12MTA + 1.380%) due 11/25/2047 ^~	6,638	5,793
1.944% due 07/25/2036 •	16	59
2.004% due 07/25/2046 •	2,596	2,264
2.004% due 09/25/2046 ^•	251	239
2.024% due 06/25/2037 •	494	436
2.032% (US0001M + 0.420%) due 03/20/2046 ~	248	196
2.069% due 08/25/2035 ~	2,453	2,321
2.124% due 05/25/2035 •	87	68
2.124% due 05/25/2035 ^•	164	148
2.124% (US0001M + 0.500%) due 06/25/2035 ~	1,449	1,265
2.164% due 02/25/2036 •	80	63
2.184% due 12/25/2035 •	413	383
2.204% (US0001M + 0.580%) due 11/25/2035 ~	293	301
2.204% (US0001M + 0.580%) due 02/25/2036 ^~	211	197
2.244% due 10/25/2035 •	257	245
2.266% (US0001M + 0.640%) due 11/20/2035 ~	158	148
2.284% due 10/25/2035 •	2,870	2,129
3.164% due 11/25/2035 •	1,665	1,420
5.500% due 11/25/2035 ^	778	514
5.500% due 03/25/2036 ^	68	34
5.750% due 03/25/2037 ^•	268	172
5.750% due 04/25/2047 ^	378	263
6.250% due 12/25/2033	14	14
6.500% due 11/25/2031	23	22
Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•	56	47
1.991% due 02/20/2036 ^•	121	115
2.011% due 06/19/2031 ~	1	1
2.104% due 03/25/2036 •	9,724	8,722
2.169% due 02/25/2034 ~	29	28
2.204% due 04/25/2035 •	12	11
2.224% (US0001M + 0.600%) due 03/25/2035 ~	23	17
2.264% due 03/25/2035 •	1,298	1,161
2.304% due 02/25/2035 •	50	43
2.324% (US0001M + 0.700%) due 02/25/2035 ~	428	378
2.404% due 02/25/2035 •	71	62
2.445% due 02/19/2034 ~	10	9

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.497% due 02/19/2034 ~	8	8
2.520% due 02/20/2035 ~	43	43
2.544% (US0001M + 0.920%) due 09/25/2034 ~	67	56
2.592% due 04/25/2035 ^~	9	1
2.996% due 05/19/2033 ~	9	8
3.036% due 07/19/2033 ~	50	49
3.571% due 08/25/2034 ~	31	31
6.000% due 11/25/2037 ^	96	60
Credit Suisse First Boston Mortgage Securities Corp.
1.081% due 03/25/2032 ~	56	52
2.445% due 12/25/2032 ^~	27	23
2.774% (US0001M + 1.150%) due 09/25/2034 ^~	669	732
2.857% due 06/25/2033 ~	108	103
3.237% due 12/25/2033 ~	79	78
5.750% due 04/25/2033	7	7
6.250% due 07/25/2035	177	176
7.000% due 02/25/2033	11	11
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.593% due 07/25/2033 ~	5	4
2.672% due 10/25/2033 ~	64	61
5.500% due 11/25/2035	152	126
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	5,318	4,975
3.168% due 02/27/2036 ~	4,122	3,164
5.750% due 12/26/2035	180	140
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	200	149
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	12,801	11,956
2.215% due 11/25/2061 ~	1,297	1,245
2.257% due 08/15/2037	1,175	1,085
2.674% (US0001M + 1.350%) due 10/15/2037 ~	1,000	973
2.750% due 01/25/2060 ~	5,626	4,756
2.750% due 01/25/2060	9,795	7,918
2.938% due 12/26/2059 ~	687	678
3.250% due 01/25/2060	7,373	5,875
3.250% due 01/25/2060 ~	3,775	3,144
3.437% due 01/25/2060 ~	3,343	2,580
Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	2,189	2,130
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.984% (US0001M + 0.360%) due 01/25/2047 ~	4,496	4,260
Downey Savings & Loan Association Mortgage Loan Trust 1.416% due 04/19/2046 •	292	264
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	47,209	46,098
First Horizon Alternative Mortgage Securities Trust
2.474% due 09/25/2034 ~	449	422
2.778% due 06/25/2034 ~	895	866
2.801% due 03/25/2035 ~	99	67
3.292% due 07/25/2035 ~	4,196	3,921
GCAT LLC 2.981% due 09/25/2025 þ	451	444
GMAC Mortgage Corp. Loan Trust 3.250% due 05/25/2035 ~	6	6
GreenPoint Mortgage Funding Trust
2.044% due 04/25/2036 •	112	96
2.084% due 06/25/2045 •	9,137	7,162
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	15,866
3.924% due 10/10/2032	13,300	13,217
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,925
GSMPS Mortgage Loan Trust
1.974% due 09/25/2035 •	17,816	15,524
1.974% due 01/25/2036 •	21,440	17,974
7.000% due 06/25/2043	355	367
8.000% due 09/19/2027 ~	184	168
GSR Mortgage Loan Trust
1.974% due 01/25/2034 •	4	4
2.654% due 04/25/2035 ~	317	296
2.763% due 04/25/2035 ~	374	359
2.867% due 01/25/2036 ^~	134	133
2.933% due 09/25/2035 ~	33	33
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •	1,015	893
1.852% (US0001M + 0.240%) due 12/19/2036 ^~	727	687
1.992% due 02/19/2046 •	224	192
2.052% due 05/19/2035 •	109	101
2.073% due 06/19/2045 ^•	231	120
2.075% due 03/19/2036 ^•	161	154
2.092% (US0001M + 0.480%) due 06/19/2035 ~	5,103	4,871
2.230% due 11/19/2034 ~	4	4
2.312% (US0001M + 0.700%) due 01/19/2035 ~	14	12
2.591% due 12/19/2035 ^~	4	4

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.194% due 08/19/2034 ~	85	81
Hilton USA Trust
2.828% due 11/05/2035	6,500	6,340
3.719% due 11/05/2038	1,000	958
Impac CMB Trust 2.524% (US0001M + 0.900%) due 10/25/2033 ~	5	5
Impac Secured Assets Trust
2.024% (US0001M + 0.400%) due 12/25/2036 ~	1,768	1,739
2.324% due 05/25/2036 •	13	12
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	3	3
IndyMac INDX Mortgage Loan Trust
1.864% (US0001M + 0.240%) due 07/25/2036 ~	15,141	14,223
1.924% (US0001M + 0.300%) due 06/25/2037 ^~	111	49
2.004% due 09/25/2046 •	376	338
2.084% (US0001M + 0.460%) due 07/25/2046 ~	3,638	3,752
2.104% due 04/25/2035 •	94	83
2.184% due 03/25/2035 •	14	13
2.264% due 02/25/2035 •	648	591
2.264% (US0001M + 0.640%) due 07/25/2045 ~	30	25
2.424% due 11/25/2034 •	2,455	2,230
2.790% due 06/25/2034 ~(a)(b)	1,665	1,414
2.844% due 09/25/2034 •	77	70
3.054% due 06/25/2036 ~	1,755	1,266
3.080% due 06/25/2036 ~	834	765
3.244% due 02/25/2036 ~	3,774	2,996
InTown Hotel Portfolio Trust
2.425% due 01/15/2033 •	4,900	4,877
2.775% due 01/15/2033 •	8,250	8,150
2.775% (US0001M + 1.450%) due 01/15/2033 ~	100	99
2.975% due 01/15/2033 •	2,900	2,861
3.775% (US0001M + 2.450%) due 01/15/2033 ~	8,100	7,984
JP Morgan Alternative Loan Trust
1.523% due 06/27/2037 •	1,300	1,013
2.104% due 07/25/2036 •	17,803	16,251
2.104% due 11/25/2036 •	4,774	4,336
2.184% (US0001M + 0.560%) due 06/25/2037 ~	34,495	16,085
8.589% due 06/27/2037 ~	13,829	7,017
JP Morgan Chase Commercial Mortgage Securities Trust
2.274% due 02/15/2035 •	5,000	4,891
2.287% due 03/05/2042	18,200	15,945
2.620% (US0001M + 1.500%) due 07/05/2033 ~	3,239	3,215
2.713% due 08/15/2049	8,761	8,543
2.774% (US0001M + 1.450%) due 12/15/2031 ~	795	788
3.464% due 10/15/2032 •	545	544
3.648% due 12/15/2049 ~	300	291
4.549% due 07/05/2033	23,176	22,880
JP Morgan Mortgage Trust
2.364% due 10/25/2035 ^~	33	27
2.736% due 04/25/2035 ~	3	3
2.794% due 06/25/2035 ~	60	50
3.414% due 10/25/2035 ~	79	72
5.000% due 07/25/2036	261	175
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	2,302	2,144
1.750% due 07/25/2061 þ	9,696	8,965
1.875% due 10/25/2068 þ	5,184	4,971
1.892% due 10/25/2066 þ	2,258	2,193
1.991% due 09/25/2060 ~	861	841
2.250% due 07/25/2067 þ	2,661	2,492
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	219	133
Lehman XS Trust
1.984% due 11/25/2035 •	4,760	4,544
2.084% due 04/25/2046 ^•	189	215
LoanCore Issuer Ltd. 1.694% (SOFR30A + 0.914%) due 07/15/2035 ~	908	889
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	2,996
MASTR Adjustable Rate Mortgages Trust
1.924% due 03/25/2047 •	2,053	1,908
1.954% due 12/25/2034 •	299	278
2.724% (US0001M + 1.100%) due 09/25/2037 ~	3,500	1,672
2.827% due 07/25/2035 ~	10,146	5,811
3.000% due 12/25/2033 ~	4	4
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.024% due 11/15/2031 •	34	34
Merrill Lynch Mortgage Investors Trust
2.113% due 04/25/2035 ~	9	8
2.244% due 08/25/2028 •	4	4
2.264% (US0001M + 0.640%) due 10/25/2028 ~	41	39
2.344% due 08/25/2035 •	12,000	11,408
2.364% due 03/25/2028 •	6	6
2.596% due 11/25/2035 ~	3,803	3,707
3.027% due 08/25/2033 ~	48	2

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

MFA Trust 1.947% due 04/25/2065 ~	724	698
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,519
2.500% due 11/25/2060 ~	5,358	4,600
Morgan Stanley Capital Trust 2.324% (US0001M + 1.000%) due 05/15/2036 ~	5,347	5,151
Morgan Stanley Mortgage Loan Trust
1.884% (US0001M + 0.260%) due 03/25/2036 ~	1,083	744
2.550% due 10/25/2034 ~	21	21
Morgan Stanley Resecuritization Trust 1.326% (US0001M + 0.160%) due 06/26/2047 ~	13,301	12,133
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	396	361
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	24,462	23,708
3.250% due 02/25/2059 ~	10,394	10,145
3.500% due 12/25/2057 ~	457	447
4.500% due 05/25/2058 ~	680	676
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,747	2,522
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	6,512
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •	3,865	3,704
One Market Plaza Trust 3.614% due 02/10/2032	3,200	3,143
One New York Plaza Trust 2.274% due 01/15/2036 •	9,700	9,412
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ	12,676	12,223
PRET LLC
1.843% due 09/25/2051 þ	34,940	32,858
2.487% due 10/25/2051 ~	1,400	1,311
RBS Acceptance, Inc. 3.031% due 06/25/2024 ~	3	3
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~	914	843
1.984% (US0001M + 0.360%) due 11/25/2036 ~	7,342	4,954
2.004% due 04/25/2046 •	1,277	1,108
2.024% due 10/25/2046 •	8,414	8,146
3.029% due 09/25/2034 ~	4	4
6.000% due 12/25/2035	3,500	3,149
6.500% due 10/25/2036 ^	1,516	1,343
Residential Asset Securitization Trust
2.074% (US0001M + 0.450%) due 02/25/2034 ~	19	18
2.074% (US0001M + 0.450%) due 04/25/2035 ^~	554	320
6.000% due 08/25/2036	3,977	2,277
6.250% due 08/25/2036	1,802	1,350
6.500% due 04/25/2037 ^	4,348	1,467
Residential Funding Mortgage Securities, Inc. Trust
3.173% due 09/25/2035 ~	5,422	3,862
4.850% due 02/25/2036 ^~	35	30
RESIMAC Bastille Trust 1.733% due 09/05/2057 •	621	621
RiverView HECM Trust 3.280% due 05/25/2047 •	10,587	10,089
SACO, Inc. 7.000% due 08/25/2036	3	3
Sequoia Mortgage Trust
1.030% due 02/20/2034 •	81	72
1.865% due 09/20/2032 ~	13	12
2.055% due 02/20/2035 •	60	54
2.077% due 05/20/2034 •	229	218
2.088% due 08/20/2034 ~	61	60
2.190% due 06/20/2034 ~	53	49
2.215% due 11/20/2034 •	21	19
2.224% due 01/20/2047 ^~	388	273
2.295% due 10/19/2026 •	20	19
2.355% due 10/20/2027 •	4	4
2.395% (US0001M + 0.800%) due 10/20/2027 ~	9	9
2.955% due 10/20/2027 •	174	170
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •	1,800	1,723
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	2,393	2,340
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•	374	327
1.876% due 05/25/2035 ^•	391	314
2.359% due 06/25/2034 •	243	224
2.513% due 04/25/2034 ~	21	21
2.543% due 02/25/2034 ~	36	34
3.147% due 02/25/2036 ^~	49	45
Structured Asset Mortgage Investments Trust
1.774% (US0001M + 0.150%) due 02/25/2037 ~	945	869
1.814% due 09/25/2047 •	1,211	1,123

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.164% (US0001M + 0.540%) due 08/25/2035 ~	4,808	4,288
2.184% (US0001M + 0.560%) due 02/25/2036 ^~	188	173
2.195% (US0001M + 0.600%) due 07/19/2034 ~	408	381
2.244% due 12/25/2035 ^•	7,020	5,635
2.295% due 03/19/2034 •	118	111
2.435% due 10/19/2033 •	42	40
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	64	2
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,136	737
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.433% due 07/25/2032 ~	1	1
Tharaldson Hotel Portfolio Trust
2.170% (US0001M + 1.050%) due 11/11/2034 ~	11,341	11,016
2.520% due 11/11/2034 •	21,467	20,278
2.770% due 11/11/2034 •	10,693	10,049
3.420% due 11/11/2034 •	21,548	20,104
Thornburg Mortgage Securities Trust 2.140% due 09/25/2037 ~	2,854	2,763
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~	14,049	13,749
UBS Commercial Mortgage Trust 2.174% (US0001M + 0.850%) due 02/15/2032 ~	15,996	15,510
Verus Securitization Trust
0.820% due 10/25/2063 ~	2,399	2,343
1.057% due 10/25/2063 ~	65	63
1.262% due 10/25/2063 ~	97	95
4.130% due 02/25/2067 þ	8,434	8,281
VMC Finance LLC 2.623% due 09/15/2036 •	267	262
Wachovia Bank Commercial Mortgage Trust 1.145% due 10/15/2041 ~(a)	53	0
Wachovia Mortgage Loan Trust LLC 2.317% due 10/20/2035 ~	74	70
WaMu Mortgage Pass-Through Certificates Trust
1.316% due 11/25/2046 •	10,473	9,316
1.476% due 08/25/2046 •	5,159	4,981
1.572% due 11/25/2041 ~	3	3
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	3,525	3,217
1.876% (12MTA + 1.400%) due 06/25/2042 ~	71	66
1.876% (12MTA + 1.400%) due 08/25/2042 ~	1,065	1,012
1.994% due 05/25/2034 •	19,295	19,174
2.164% due 12/25/2045 •	1,820	1,757
2.204% due 07/25/2045 •	183	172
2.364% due 11/25/2034 •	112	104
2.368% due 03/25/2033 ~	67	65
2.404% (US0001M + 0.780%) due 10/25/2044 ~	294	266
2.464% (US0001M + 0.840%) due 06/25/2044 ~	1,272	1,200
2.593% due 01/25/2033 ~	1,021	1,000
2.604% due 10/25/2045 •	1,074	1,023
2.624% due 07/25/2044 •	14	13
2.765% due 08/25/2033 ~	6	6
3.081% due 06/25/2034 ~	28	27
WaMu Mortgage-Backed Pass-Through Certificates 1.826% due 12/19/2039 ~	151	140
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•	11,962	11,095
1.306% due 11/25/2046 •	14,702	12,621
2.274% (US0001M + 0.650%) due 10/25/2035 ~	384	351
2.623% due 12/25/2032 ~	93	90
2.667% due 11/25/2030 ~	9	9
5.750% due 03/25/2033	64	62
Wells Fargo Commercial Mortgage Trust
2.105% (US0001M + 0.850%) due 12/13/2031 ~	21,320	20,977
2.355% due 12/13/2031 •	17,700	17,318
3.100% (US0001M + 1.845%) due 12/13/2031 ~	1,242	1,184
Wells Fargo Mortgage Loan Trust 3.051% due 09/27/2036 ~	697	674
Wells Fargo Mortgage-Backed Securities Trust 2.751% due 12/25/2036 ^~	56	54

Total Non-Agency Mortgage-Backed Securities (Cost $1,189,490)		1,143,414

ASSET-BACKED SECURITIES 65.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	2,201	2,082
Aames Mortgage Investment Trust 2.539% (US0001M + 0.915%) due 10/25/2035 ~	1,900	1,792
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	612	441
Accredited Mortgage Loan Trust
1.884% (US0001M + 0.260%) due 09/25/2036 ~	974	955
2.704% (US0001M + 1.080%) due 04/25/2035 ~	1,570	1,557
ACE Securities Corp. Home Equity Loan Trust
2.064% due 01/25/2037 •	21,097	6,186
2.064% due 05/25/2037 •	60,589	12,348

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.524% due 09/25/2033 •	1,143	1,090
2.674% due 12/25/2033 •	261	252
2.674% due 07/25/2034 •	30	30
AFC Home Equity Loan Trust
2.224% (US0001M + 0.600%) due 06/25/2028 ~	158	154
2.294% due 04/25/2028 •	2	2
Allegro CLO Ltd. 2.209% (US0003M + 1.165%) due 10/16/2031 ~	5,900	5,803
American Home Mortgage Investment Trust 1.804% due 08/25/2035 •	5	3
American Money Management Corp. CLO Ltd. 2.018% due 04/14/2029 •	2,915	2,899
Ameriquest Mortgage Securities Trust
1.784% due 10/25/2036 •	9,831	3,583
1.864% (US0001M + 0.240%) due 10/25/2036 ~	3,262	1,190
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.494% (US0001M + 0.870%) due 10/25/2035 ~	15,670	15,352
2.539% due 01/25/2035 •	619	607
2.674% (US0001M + 1.050%) due 11/25/2034 ~	7,513	7,375
2.734% due 03/25/2035 •	6,305	6,172
3.574% (US0001M + 1.950%) due 06/25/2034 ~	2,165	1,981
Amortizing Residential Collateral Trust 2.624% due 10/25/2034 •	1,860	1,800
AMSR Trust
1.632% due 07/17/2037	47,000	44,158
2.033% due 07/17/2037	11,000	10,339
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •	6,537	6,442
Apidos CLO
1.974% due 07/17/2030 •	2,000	1,972
2.013% due 10/20/2030 •	5,900	5,767
Arbor Realty Commercial Real Estate Notes Ltd.
2.294% (US0001M + 0.970%) due 12/15/2035 ~	11,500	11,188
3.129% due 05/15/2037 •	33,000	32,383
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~	17,494	17,237
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.094% due 01/25/2036 •	20,870	20,412
2.359% due 10/25/2035 •	527	519
2.389% due 10/25/2035 •	37,500	34,221
2.749% (US0001M + 1.125%) due 05/25/2034 ~	1,231	1,081
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	5,063	4,922
Asset-Backed Funding Certificates Trust
1.904% due 11/25/2036 •	9,022	6,122
2.304% (US0001M + 0.680%) due 04/25/2033 ~	512	476
2.644% due 03/25/2032 •	261	254
Asset-Backed Securities Corp. Home Equity Loan Trust
1.844% due 06/15/2031 •	111	106
2.329% (US0001M + 0.705%) due 11/25/2035 ~	34,424	33,965
2.674% due 04/15/2033 •	27	26
Atlas Senior Loan Fund Ltd. 2.194% due 01/16/2030 •	998	988
BDS Ltd. 2.962% due 12/16/2036 •	11,220	10,771
Bear Stearns Asset-Backed Securities Trust
1.011% (US0001M + 0.500%) due 09/25/2034 ~	36	35
1.874% due 07/25/2036 •	12,524	10,687
1.944% due 08/25/2036 •	374	356
2.174% due 10/25/2036 •	9,128	8,464
2.284% due 10/25/2032 •	10	10
2.314% (US0001M + 0.690%) due 12/25/2035 ~	6,462	6,430
2.359% (US0001M + 0.735%) due 09/25/2035 ~	310	309
2.424% due 10/27/2032 •	12	12
2.524% (US0001M + 0.900%) due 12/25/2033 ~	271	258
2.584% due 04/25/2035 •	80	80
2.624% due 10/25/2037 •	5,397	4,805
2.624% due 11/25/2042 •	84	81
2.674% due 11/25/2035 ^•	908	844
2.718% due 07/25/2036 ~	103	103
2.804% (US0001M + 1.180%) due 06/25/2043 ~	387	368
2.824% due 10/25/2032 •	32	32
2.874% due 08/25/2037 •	1,698	1,680
3.124% due 11/25/2042 •	51	50
3.274% due 11/25/2042 •	188	204
3.739% due 03/25/2035 •	3,000	2,840
5.500% due 01/25/2034 þ	22	20
5.500% due 06/25/2034 þ	225	218
5.500% due 12/25/2035	69	52
5.750% due 10/25/2033 þ	124	127
Benefit Street Partners CLO Ltd. 2.074% (US0003M + 1.030%) due 01/17/2032 ~	7,600	7,404
BNC Mortgage Loan Trust 1.834% due 07/25/2037 •	73,063	66,413
BPCRE Holder LLC 3.907% due 01/18/2037 •	4,800	4,733

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

BSPRT Issuer Ltd. 2.644% due 12/15/2038 •	24,563	23,557
Carlyle Global Market Strategies CLO Ltd. 2.014% (US0003M + 0.970%) due 04/17/2031 ~	1,097	1,073
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~	8,100	7,950
CarNow Auto Receivables Trust 3.440% due 07/15/2024	4,152	4,139
Carrington Mortgage Loan Trust
2.064% due 04/17/2031 •	55,280	54,284
2.313% due 07/20/2030 •	8,100	8,010
CDC Mortgage Capital Trust
2.244% (US0001M + 0.620%) due 01/25/2033 ~	6	5
2.674% due 01/25/2033 •	63	64
Cedar Funding CLO Ltd. 2.144% (US0003M + 1.100%) due 07/17/2031 ~	5,000	4,902
Centex Home Equity Loan Trust
2.344% due 06/25/2034 •	292	277
2.644% due 03/25/2035 •	1,413	1,234
2.659% (US0001M + 1.035%) due 09/25/2034 ~	69	69
5.660% due 09/25/2034 þ	413	415
Chase Funding Trust
2.204% due 11/25/2034 •	2	2
2.524% due 05/25/2033 •	1,909	1,848
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC
0.870% due 08/15/2032	619	610
1.974% (US0001M + 0.650%) due 08/15/2032 ~	619	617
CIFC Funding Ltd.
2.134% (US0003M + 0.950%) due 10/24/2030 ~	2,900	2,853
2.244% due 10/17/2031 •	4,600	4,522
CIT Group Home Equity Loan Trust 2.599% due 12/25/2031 •	126	124
Citigroup Mortgage Loan Trust
1.704% due 01/25/2037 •	632	486
1.764% (US0001M + 0.140%) due 01/25/2037 ~	12,848	11,666
1.944% due 09/25/2036 •	10,751	9,746
2.144% due 03/25/2036 •	4,931	4,620
2.299% due 11/25/2045 •	451	451
Citigroup Mortgage Loan Trust, Inc.
1.894% due 06/25/2037 •	24,348	22,368
6.050% due 08/25/2035 þ	256	240
6.129% due 08/25/2035 þ	1,424	1,322
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~	18,248	17,883
College Avenue Student Loans LLC
1.600% due 07/25/2051	11,308	10,019
2.724% due 07/25/2051 •	6,745	6,591
2.824% due 12/26/2047 •	4,705	4,593
3.280% due 12/28/2048	11,840	11,485
4.130% due 12/26/2047	6,421	6,168
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,581	7,129
CoreVest American Finance Trust 1.358% due 08/15/2053	13,145	11,891
Countrywide Asset-Backed Certificates
2.524% due 05/25/2032 •	166	159
2.624% due 09/25/2032 •	147	142
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2035 •	18,587	17,313
1.774% (US0001M + 0.150%) due 01/25/2037 ~	7,579	7,485
1.774% due 09/25/2046 •	6,159	6,118
1.814% due 11/25/2037 •	23	23
1.844% due 06/25/2047 ^•	18,740	17,520
1.874% due 01/25/2037 •	4,596	4,487
1.904% (US0001M + 0.140%) due 03/25/2047 ~	1,321	1,306
1.914% due 10/25/2047 •	39,229	35,463
2.124% due 04/25/2046 ^•	7,853	7,458
2.164% due 09/25/2036 •	708	707
2.209% due 06/25/2036 •	14,975	14,207
2.314% due 04/25/2036 •	6,475	6,249
2.344% (US0001M + 0.720%) due 05/25/2036 ~	50,400	48,668
2.404% (US0001M + 0.780%) due 05/25/2036 ~	32,300	29,006
2.419% due 02/25/2036 •	335	335
2.584% (US0001M + 0.960%) due 12/25/2035 ~	9,500	9,151
2.719% due 04/25/2036 ^•	5,500	5,218
2.764% due 08/25/2035 •	11,400	11,037
5.125% due 12/25/2034 ~	2,290	2,235
6.547% due 05/25/2036 ^þ	306	255
Countrywide Asset-Backed Certificates Trust, Inc.
2.364% due 12/25/2034 •	17	16
2.364% (US0001M + 0.740%) due 08/25/2047 ~	711	684
2.404% due 11/25/2034 •	292	276
2.599% due 10/25/2034 •	1,195	1,168
Credit Suisse ABS Trust 2.610% due 10/15/2026	5,883	5,770

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •	5	5
Credit-Based Asset Servicing & Securitization LLC
1.924% (US0001M + 0.300%) due 05/25/2036 ~	5,261	3,705
2.944% due 12/25/2035 •	1,377	1,323
6.780% due 05/25/2035 þ	237	219
CWHEQ Revolving Home Equity Loan Trust 1.514% due 04/15/2032 •	389	387
Dryden Senior Loan Fund
2.014% due 04/15/2031 •	9,200	8,977
2.014% due 04/18/2031 •	6,600	6,473
2.064% due 04/15/2029 •	1,131	1,115
ECMC Group Student Loan Trust
2.624% due 01/27/2070 •	10,096	9,876
2.774% due 11/25/2069 •	7,701	7,533
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~	15,450	15,160
Ellington Loan Acquisition Trust 3.124% (US0001M + 1.500%) due 05/25/2037 ~	2,069	2,024
EMC Mortgage Loan Trust 3.124% (US0001M + 1.500%) due 08/25/2040 ~	153	148
Encore Credit Receivables Trust
2.314% (US0001M + 0.690%) due 07/25/2035 ~	421	410
2.554% due 11/25/2035 •	11,430	10,977
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	130	123
Equity One Mortgage Pass-Through Trust 2.304% due 07/25/2034 •	4	4
First Franklin Mortgage Loan Trust
1.734% due 12/25/2037 •	49,880	47,080
1.744% due 11/25/2036 •	42,233	38,618
1.934% (US0001M + 0.310%) due 11/25/2036 ~	25,256	21,674
1.944% (US0001M + 0.320%) due 06/25/2036 ~	12,883	12,495
2.299% due 11/25/2035 •	1,945	1,917
2.374% due 12/25/2035 •	20,368	19,482
3.499% due 07/25/2034 •	2,771	2,702
First NLC Trust
1.764% due 08/25/2037 •	27,647	15,680
1.904% due 08/25/2037 •	1,510	860
FirstKey Homes Trust 1.339% due 08/17/2037	3,081	2,861
Flagship Credit Auto Trust 0.700% due 04/15/2025	176	175
Fremont Home Loan Trust
1.759% due 10/25/2036 •	34,461	31,321
1.764% due 01/25/2037 •	8,780	5,112
2.479% due 07/25/2034 •	3,891	3,720
Gallatin CLO Ltd. 2.134% due 07/15/2031 •	11,200	10,970
GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •	1,450	1,419
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~	1,600	1,578
GSAMP Trust
1.764% (US0001M + 0.140%) due 12/25/2036 ~	858	491
1.924% due 10/25/2036 ^•	5,069	58
2.074% due 06/25/2036 •	12,850	10,368
2.359% due 09/25/2035 ^•	8,798	8,641
Halseypoint Clo Ltd.
2.163% due 07/20/2031 •	11,000	10,876
2.736% due 11/30/2032 •	6,100	5,998
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •	5,200	5,116
Home Equity Asset Trust
2.224% (US0001M + 0.600%) due 11/25/2032 ~	1	1
2.524% due 12/25/2035 •	14,400	14,151
2.539% due 03/25/2035 •	4,708	4,628
2.544% (US0001M + 0.920%) due 02/25/2033 ~	1	1
Home Equity Loan Trust 1.814% due 04/25/2037 •	3,411	3,210
Home Equity Mortgage Loan Asset-Backed Trust 1.784% due 07/25/2037 •	90	54
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	39	38
HSI Asset Loan Obligation Trust 1.744% due 12/25/2036 •	10	3
HSI Asset Securitization Corp. Trust 2.164% due 12/25/2035 •	2,460	2,439
IMC Home Equity Loan Trust 7.310% due 11/20/2028	6	6
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 3.649% due 07/25/2034 •	306	299
IXIS Real Estate Capital Trust
1.824% (US0001M + 0.200%) due 01/25/2037 ~	11,443	4,609
1.944% due 08/25/2036 •	22,914	6,909
2.084% due 01/25/2037 •	41,801	17,006

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Jamestown CLO Ltd. 2.384% (US0003M + 1.340%) due 04/15/2033 ~	1,000	980
JP Morgan Mortgage Acquisition Corp.
2.254% (US0001M + 0.630%) due 05/25/2035 ~	21,779	20,611
2.599% (US0001M + 0.975%) due 12/25/2035 ~	5,000	4,799
3.424% due 07/25/2035 •	10,000	8,876
JP Morgan Mortgage Acquisition Trust
1.784% due 08/25/2036 •	1	1
1.844% due 08/25/2036 •	635	467
KKR CLO Ltd. 1.984% due 07/18/2030 •	1,000	984
LCCM Trust 2.774% due 11/15/2038 •	15,457	15,035
LCM LP 1.914% due 07/19/2027 •	17,842	17,544
LCM Ltd.
1.951% due 07/20/2030 •	21,300	20,959
2.133% due 01/20/2031 •	4,580	4,508
Lehman XS Trust
2.084% (US0001M + 0.460%) due 03/25/2036 ~	7,900	7,494
2.104% (US0001M + 0.480%) due 03/25/2037 ~	13,169	12,576
Lendingpoint Asset Securitization Trust
1.680% due 06/15/2029	5,331	5,249
4.770% due 10/15/2029	2,800	2,796
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	2,785	2,788
LMREC LLC 2.674% (US0001M + 1.050%) due 04/22/2037 ~	6,818	6,701
LoanCore Issuer Ltd. 2.454% due 05/15/2036 •	224	223
Long Beach Mortgage Loan Trust
1.784% due 11/25/2036 •	14,227	5,031
1.924% due 05/25/2036 •	14,474	8,838
1.924% due 09/25/2036 •	1,322	888
1.984% (US0001M + 0.360%) due 05/25/2046 ~	24,046	8,551
2.244% due 08/25/2033 •	244	234
2.479% due 07/25/2034 •	127	121
2.674% (US0001M + 1.050%) due 10/25/2034 ~	45	45
2.674% due 06/25/2035 •	12,063	11,803
3.049% (US0001M + 0.950%) due 03/25/2032 ~	87	86
Lument Finance Trust, Inc. 2.494% due 06/15/2039 •	1,000	980
Madison Park Funding Ltd. 2.195% due 07/27/2031 •	2,400	2,358
Magnetite Ltd.
2.024% due 04/15/2031 •	6,800	6,715
2.291% due 11/15/2028 •	15,480	15,243
Marathon CLO Ltd. 2.194% due 04/15/2029 •	4,651	4,593
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •	240	240
MASTR Asset-Backed Securities Trust
1.884% due 08/25/2036 •	12,541	6,909
2.374% (US0001M + 0.750%) due 12/25/2034 ^~	334	324
2.449% (US0001M + 0.825%) due 10/25/2034 ~	547	534
MASTR Specialized Loan Trust 2.474% (US0001M + 0.850%) due 05/25/2037 ~	244	39
Merrill Lynch First Franklin Mortgage Loan Trust 4.624% (US0001M + 3.000%) due 10/25/2037 ~	141	139
Merrill Lynch Mortgage Investors Trust
1.744% due 10/25/2037 ^•	304	128
1.784% due 09/25/2037 •	94	52
1.804% due 06/25/2037 •	658	213
MF1 Ltd.
2.142% (SOFR30A + 1.350%) due 02/19/2037 ~	26,425	25,458
2.623% due 07/16/2036 •	28,718	27,837
2.692% due 10/16/2036 •	25,000	24,000
2.960% due 06/19/2037 •	16,500	16,195
3.148% (TSFR1M + 1.814%) due 11/15/2035 ~	35,087	34,968
MFA Trust 2.363% due 03/25/2060 þ	2,141	2,068
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~	16,900	16,694
Morgan Stanley ABS Capital, Inc. Trust
1.684% (US0001M + 0.060%) due 05/25/2037 ~	85	75
1.724% (US0001M + 0.100%) due 11/25/2036 ~	8,261	4,408
1.754% due 01/25/2037 •	55,968	25,966
1.924% (US0001M + 0.300%) due 06/25/2036 ~	526	459
1.964% (US0001M + 0.340%) due 03/25/2037 ~	20,624	9,918
2.104% (US0001M + 0.480%) due 06/25/2036 ~	6,826	6,028
2.119% due 03/25/2036 •	19,064	18,246
2.284% (US0001M + 0.660%) due 11/25/2035 ~	2,260	2,197
3.624% due 07/25/2037 ^•	303	287
Morgan Stanley Capital, Inc. Trust
2.164% due 03/25/2036 •	6,535	5,490
2.179% due 01/25/2036 •	7,117	5,689

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley Dean Witter Capital, Inc. Trust
2.974% due 02/25/2033 •	45	44
4.099% due 01/25/2032 •	103	143
Morgan Stanley Mortgage Loan Trust
1.944% (US0001M + 0.320%) due 11/25/2036 ~	575	78
2.144% due 10/25/2036 •	1,292	475
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~	971	959
Mountain View CLO Ltd. 2.164% due 07/15/2031 •	1,500	1,472
MP CLO Ltd. 1.934% due 10/18/2028 •	3,333	3,271
Nationstar Home Equity Loan Trust
1.904% due 03/25/2037 •	5,632	5,141
1.994% due 09/25/2036 •	5,483	4,835
Navient Private Education Loan Trust
1.330% due 04/15/2069	660	607
2.324% due 04/15/2069 •	2,376	2,340
2.650% due 12/15/2028	1,038	1,029
2.740% due 02/15/2029	159	159
2.774% due 07/16/2040 •	3,720	3,709
3.910% due 12/15/2045	3,246	3,220
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	2,309	2,154
1.690% due 05/15/2069	1,557	1,461
Navient Student Loan Trust
2.004% due 03/25/2067 •	4,537	4,522
2.674% (US0001M + 1.050%) due 12/27/2066 ~	9,437	9,322
Nelnet Student Loan Trust
2.424% due 09/25/2065 •	13,803	13,610
2.524% (US0001M + 0.900%) due 06/27/2067 ~	28,284	28,053
New Century Home Equity Loan Trust
1.984% due 05/25/2036 •	115	112
2.299% due 02/25/2036 •	8,978	8,706
Newcastle Mortgage Securities Trust 2.209% (US0001M + 0.585%) due 03/25/2036 ~	11,750	11,676
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.119% due 03/25/2036 •	7,620	7,086
North Carolina State Education Assistance Authority 1.984% (US0003M + 0.800%) due 07/25/2036 ~	3,986	3,953
NovaStar Mortgage Funding Trust
1.724% (US0001M + 0.100%) due 03/25/2037 ~	11	4
2.359% due 01/25/2036 •	25,000	23,617
2.404% due 05/25/2033 •	1	1
Octagon Investment Partners Ltd. 2.014% due 04/15/2031 •	4,040	3,943
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.599% due 07/25/2035 •	6,091	5,972
Option One Mortgage Loan Trust
2.164% due 01/25/2036 •	25,000	23,399
2.404% due 02/25/2035 •	446	432
2.419% due 05/25/2034 •	11	11
Option One Mortgage Loan Trust Asset-Backed Certificates 2.112% (US0001M + 0.500%) due 08/20/2030 ~	1	1
OSD CLO Ltd. 1.914% due 04/17/2031 •	10,800	10,564
OZLM Ltd.
2.024% (US0003M + 0.980%) due 10/17/2029 ~	13,117	12,940
2.054% due 07/17/2029 •	1,432	1,418
2.064% due 04/15/2031 •	4,600	4,500
2.313% due 07/20/2030 •	1,888	1,865
2.441% due 05/16/2030 •	8,900	8,749
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	23,826	23,072
2.030% due 10/15/2029	5,711	5,517
4.970% due 01/15/2030	4,200	4,173
Palmer Square Loan Funding Ltd.
1.844% (US0003M + 0.800%) due 10/15/2029 ~	4,205	4,129
1.863% (US0003M + 0.800%) due 07/20/2029 ~	2,166	2,139
2.084% due 10/24/2027 •	1,996	1,988
2.278% due 02/20/2028 •	697	693
2.328% (US0003M + 0.850%) due 08/20/2027 ~	464	463
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.674% due 10/25/2034 •	8,123	7,982
Popular ABS Mortgage Pass-Through Trust 3.372% due 01/25/2036 ^þ	198	178
PRET LLC
1.744% due 07/25/2051 þ	3,912	3,670
1.868% due 07/25/2051 þ	4,770	4,308
2.487% due 07/25/2051 þ	8,861	8,326
2.487% due 10/25/2051 þ	15,715	14,775
3.721% due 07/25/2051 þ	18,333	17,497
5.240% due 04/25/2052 þ	13,363	13,147
6.170% due 06/25/2052 «þ	24,300	24,388
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ	1,185	1,127

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

RAAC Trust
2.134% (US0001M + 0.510%) due 02/25/2036 ~	494	493
5.374% due 12/25/2035 •	1,447	1,429
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~	14,400	14,000
Regatta Funding Ltd. 2.294% due 10/17/2030 •	3,400	3,361
Renaissance Home Equity Loan Trust
2.724% (US0001M + 1.100%) due 09/25/2037 ~	611	304
2.824% (US0001M + 1.200%) due 08/25/2032 ~	633	605
2.864% due 03/25/2033 •	10	10
4.934% due 08/25/2035 þ	38	37
Residential Asset Mortgage Products Trust
2.164% (US0001M + 0.540%) due 02/25/2036 ~	13,559	12,857
2.224% (US0001M + 0.400%) due 02/25/2036 ~	2,241	2,215
2.224% (US0001M + 0.300%) due 05/25/2036 ^~	13,609	12,531
2.404% due 09/25/2035 •	2,450	2,290
Residential Asset Securities Corp. Trust
1.884% (US0001M + 0.260%) due 07/25/2036 ~	2,170	2,155
2.204% due 06/25/2033 •	564	513
2.269% (US0001M + 0.430%) due 03/25/2035 ~	232	231
2.269% due 01/25/2036 •	11,480	10,878
3.544% (US0001M + 1.280%) due 07/25/2035 ~	1,645	1,571
SACO Trust
1.984% (US0001M + 0.360%) due 05/25/2036 ~	148	168
2.144% due 06/25/2036 ^•	25	24
SACO, Inc. 2.374% (US0001M + 0.750%) due 07/25/2035 ~	53	47
Salomon Mortgage Loan Trust 2.524% (US0001M + 0.900%) due 11/25/2033 ~	58	55
Saxon Asset Securities Trust
1.864% due 05/25/2047 •	6,813	5,052
1.934% due 09/25/2037 •	1,036	996
2.164% (US0001M + 0.540%) due 03/25/2035 ~	585	545
2.494% due 08/25/2035 •	4,440	4,249
3.374% (US0001M + 1.750%) due 12/25/2037 ~	9,468	9,290
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~	5,400	5,284
Securitized Asset-Backed Receivables LLC Trust
1.724% due 10/25/2036 ^•	747	284
1.774% due 12/25/2036 •	20,654	13,447
1.804% due 05/25/2037 •	24,742	19,703
2.124% due 03/25/2036 •	3,694	2,423
SG Mortgage Securities Trust 1.884% due 07/25/2036 •	51,464	25,596
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	8,347	7,242
SLC Student Loan Trust
2.399% due 11/25/2042 •	1,316	1,304
3.688% due 06/15/2022	3,366	3,258
SLM Private Credit Student Loan Trust 2.159% due 06/15/2039 •	1,778	1,694
SLM Student Loan Trust
2.084% due 07/25/2023 •	9,992	9,791
2.684% (US0003M + 1.500%) due 04/25/2023 ~	12,709	12,615
2.884% (US0003M + 1.700%) due 07/25/2023 ~	6,746	6,739
3.029% due 12/15/2033 •	18,555	17,801
SMB Private Education Loan Trust
1.600% due 09/15/2054	23,903	21,797
1.830% due 02/16/2055 •	24,600	24,512
2.474% (US0001M + 0.850%) due 09/15/2054 ~	10,124	9,903
2.880% due 09/15/2034	1,349	1,320
3.940% due 02/16/2055	20,400	19,918
SoFi Professional Loan Program LLC
2.370% due 11/16/2048	23,716	22,899
2.630% due 07/25/2040	5,838	5,782
2.740% due 05/25/2040	3,808	3,780
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,588	1,512
Sound Point CLO Ltd.
2.043% due 10/20/2030 •	15,300	15,024
2.084% (US0003M + 0.900%) due 01/23/2029 ~	1,133	1,117
2.113% due 10/20/2028 •	20,831	20,580
2.164% due 07/25/2030 •	30,500	29,997
2.174% due 01/23/2029 •	4,174	4,124
2.183% (US0003M + 1.120%) due 01/21/2031 ~	7,000	6,887
2.194% (US0003M + 1.150%) due 04/18/2031 ~	10,400	10,250
2.314% due 07/26/2031 •	8,300	8,116
Soundview Home Loan Trust
1.704% due 06/25/2037 •	3,845	2,777
1.794% due 07/25/2037 •	31,076	27,594
1.794% due 08/25/2037 •	25,599	22,668
1.874% due 08/25/2037 •	3,000	2,665
2.524% (US0001M + 0.900%) due 10/25/2037 ~	72,127	56,772
2.624% (US0001M + 1.000%) due 09/25/2037 ~	8,577	6,605
2.924% due 11/25/2033 •	14	14

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

South Carolina Student Loan Corp. 2.580% due 09/03/2024 •	75	75
Specialty Underwriting & Residential Finance Trust
1.904% due 06/25/2037 •	33,745	31,273
1.924% due 06/25/2037 •	19,143	11,884
2.524% due 06/25/2036 •	13,792	13,249
Stratus CLO Ltd.
1.963% due 12/28/2029 •	10,316	10,136
2.013% due 12/29/2029 •	10,235	10,067
Structured Asset Investment Loan Trust
2.389% due 08/25/2035 •	917	889
2.599% due 09/25/2034 •	14	14
2.899% (US0001M + 1.275%) due 12/25/2034 ~	813	790
Structured Asset Securities Corp. Mortgage Loan Trust
1.784% due 01/25/2037 •	6,081	5,856
1.884% due 05/25/2047 •	9,971	8,896
2.749% (US0001M + 1.125%) due 04/25/2035 ~	922	901
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	15	15
Symphony Static CLO Ltd. 2.014% (US0003M + 0.830%) due 10/25/2029 ~	11,622	11,413
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •	13,200	12,882
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~	21,700	21,236
Theorem Funding Trust 1.850% due 02/15/2028	3,956	3,880
THL Credit Wind River Clo Ltd.
2.124% due 04/15/2031 •	12,300	11,996
2.184% due 01/15/2031 •	1,260	1,239
TICP CLO Ltd. 2.044% (US0003M + 0.830%) due 04/26/2028 ~	3,122	3,094
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	48,190	44,827
2.624% due 10/25/2059 •	559	550
2.710% due 01/25/2060 ~	45,672	43,953
2.900% due 10/25/2059 ~	15,494	15,048
3.000% due 11/25/2058 ~	1,842	1,821
3.324% due 10/25/2059 •	11,615	11,188
TPG Real Estate Finance Issuer Ltd. 2.424% due 02/15/2039 •	6,500	6,333
Tricon American Homes
1.499% due 07/17/2038	26,446	24,116
2.049% due 07/17/2038	5,280	4,851
2.249% due 07/17/2038	3,300	3,034
TruPS Financials Note Securitization Ltd. 3.666% due 09/20/2039 •	20,410	19,287
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	98	88
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «	5,446	5,383
Upstart Securitization Trust
3.120% due 03/20/2032	11,523	11,267
4.370% due 05/20/2032	15,600	15,426
Upstart Structured Pass Throug 4.250% due 06/17/2030	1,534	1,507
Venture CLO Ltd.
1.924% due 07/15/2027 •	2,025	2,025
1.963% due 10/20/2028 •	6,094	6,022
2.083% due 04/20/2029 •	2,600	2,567
2.104% due 07/15/2031 •	2,000	1,966
2.113% due 07/20/2030 •	9,700	9,583
2.163% (US0003M + 1.100%) due 01/20/2029 ~	14,259	14,122
2.401% due 09/07/2030 •	10,900	10,752
2.446% due 07/30/2032 •	12,900	12,548
2.628% due 08/28/2029 •	14,460	14,366
Vibrant CLO Ltd. 3.046% due 06/20/2029 •	1,045	1,030
Voya CLO Ltd.
2.044% (US0003M + 1.000%) due 10/15/2030 ~	8,000	7,864
2.104% due 04/15/2031 •	5,000	4,910
Washington Mutual Asset-Backed Certificates Trust 1.684% due 10/25/2036 •	83	37
Wellfleet CLO Ltd.
1.953% due 04/20/2029 •	7,048	6,999
1.953% due 07/20/2029 •	1,033	1,022
1.973% due 04/20/2028 •	3,681	3,650
2.123% (US0003M + 1.060%) due 10/20/2029 ~	4,775	4,716
Wells Fargo Home Equity Asset-Backed Securities Trust
1.969% due 01/25/2037 •	7,099	6,809
3.199% (US0001M + 1.575%) due 02/25/2035 ~	774	775

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 2.569% due 04/25/2034 •	9	9

Total Asset-Backed Securities (Cost $3,203,551)		3,096,012

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (f) 0.0%		1,690

U.S. TREASURY BILLS 1.3%
1.371% due 07/26/2022 - 09/15/2022 (c)(d)(j)	61,578	61,458

Total Short-Term Instruments (Cost $63,144)		63,148

Total Investments in Securities (Cost $5,715,903)		5,565,255

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	30,485,348	295,830

Total Short-Term Instruments (Cost $295,930)		295,830

Total Investments in Affiliates (Cost $295,930)		295,830

Total Investments 124.5% (Cost $6,011,833)		$5,861,085
Financial Derivative Instruments (g)(i) (0.5)%(Cost or Premiums, net $9,396)		(21,873)
Other Assets and Liabilities, net (24.0)%		(1,130,694)

Net Assets 100.0%		$4,708,518

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,690	U.S. Treasury Notes 3.000% due 06/30/2024	$(1,724)	$1,690	$1,690

Total Repurchase Agreements	$(1,724)	$1,690	$1,690

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	75	$188	$(70)	$(93)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	75	188	(61)	(60)

Total Written Options	$(131)	$(153)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2022	809	$169,903	$(515)	$455	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	172	$(19,307)	$86	$0	$(121)
U.S. Treasury 10-Year Note September Futures	09/2022	2,177	(258,043)	2,416	0	(2,211)
U.S. Treasury 30-Year Bond September Futures	09/2022	760	(105,355)	(4,770)	0	(1,282)

$(2,268)	$0	$(3,614)

Total Futures Contracts	$(2,783)	$455	$(3,614)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.573%	Annual	02/28/2027	$6,800	$(12)	$(325)	$(337)	$37	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(374)	(398)	64	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(508)	(542)	59	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(317)	(345)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(326)	(354)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	541	1,042	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(364)	(435)	102	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(184)	(234)	71	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(39)	(100)	70	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	16,870	0	291	291	0	(95)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(243)	(6,411)	(6,654)	660	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(408)	(431)	56	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(229)	(248)	50	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(294)	(459)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(560)	(584)	50	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(442)	(462)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(497)	(520)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(165)	(175)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(1,759)	(1,874)	188	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(832)	(893)	95	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(4,301)	(9,584)	557	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(2,138)	(4,641)	416	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	10,855	31,792	0	(1,562)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	39	473	0	(30)
Pay(1)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	115,600	(2,144)	(494)	(2,638)	152	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024	10,800	(12)	(343)	(355)	18	0
Pay(1)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024	99,000	(123)	(1,572)	(1,695)	142	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	10,100	(14)	805	791	0	(48)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	69,500	(2,078)	(4,630)	(6,708)	325	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	6,745	511	0	(879)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	2,500	(54)	243	189	0	(14)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,095	(273)	5,822	0	(538)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027	14,500	(33)	(934)	(967)	75	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027	5,300	(11)	(297)	(308)	30	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027	10,200	(26)	(639)	(665)	58	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027	5,000	(8)	(320)	(328)	28	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027	10,400	(28)	(590)	(618)	61	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	(197)	982	0	(71)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	62,849	(3,257)	(5,532)	(8,789)	379	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	8,100	(16)	(786)	(802)	51	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	35,446	706	(3,931)	(3,225)	228	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028	7,800	(18)	790	772	0	(49)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029	3,000	(7)	(253)	(260)	20	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029	5,100	(13)	(395)	(408)	34	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	1,056	1,031	0	(105)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	865	1,232	0	(81)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	4,654	4,067	0	(357)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	2,389	1,884	0	(213)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	954	941	0	(103)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	27,557	41,120	0	(2,287)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	9,102	40	1,368	1,408	0	(67)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	44,422	(3,914)	(4,215)	(8,129)	328	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	10,100	(49)	1,364	1,315	0	(79)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	6,100	(18)	(754)	(772)	48	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	6,100	(14)	(743)	(757)	49	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031	4,000	(11)	(487)	(498)	32	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031	4,000	(11)	(484)	(495)	32	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032	4,000	(13)	(410)	(423)	32	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032	5,000	(17)	(551)	(568)	40	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032	3,800	(14)	(378)	(392)	28	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	1,900	12	148	160	0	(14)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	3,100	14	245	259	0	(26)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	23,500	(187)	(6,315)	(6,502)	177	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	65,800	13,168	8,919	22,087	0	(395)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	22,900	(172)	4,651	4,479	0	(185)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	69,000	(522)	14,005	13,483	0	(558)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052	1,000	(8)	(212)	(220)	8	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052	1,000	(9)	(200)	(209)	8	0

Total Swap Agreements	$28,054	$32,076	$60,130	$5,084	$(7,825)

(h)	Securities with an aggregate market value of $7,308 and cash of $39,885 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	$91.664	07/07/2022	1,500	$15	$27
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	1,500	16	27

Total Purchased Options	$31	$54

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,700	$(24)	$(30)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,700	(24)	(26)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/26/2022	11,700	(59)	(24)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/26/2022	11,700	(59)	(114)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680	07/07/2022	1,100	(15)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	1,100	(15)	(13)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	2,100	(17)	(15)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	2,100	(17)	(14)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755	09/30/2022	10,700	(67)	(9)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	10,700	(75)	(108)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	8,900	(74)	(52)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	8,900	(74)	(89)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	(34)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(28)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	5,900	(30)	(26)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	5,900	(30)	(41)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	4,200	(33)	(30)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	4,200	(33)	(28)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	4,800	(37)	(37)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	4,800	(37)	(30)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	297,900	(601)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	49,800	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	248,100	(502)	(5,687)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(28)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	3,900	(25)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	3,900	(25)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,900	(27)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,900	(27)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	3,900	(27)	(33)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	3,900	(27)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	3,900	(27)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	3,900	(27)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,100	(28)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,100	(28)	(22)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,200	(29)	(28)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,200	(29)	(25)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,200	(30)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,200	(30)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	3,900	(26)	(28)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	3,900	(26)	(22)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	5,100	(19)	(21)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	5,100	(19)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	5,100	(18)	(20)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	5,100	(18)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	7,700	(24)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	7,700	(24)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	8,300	(65)	(60)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	8,300	(65)	(54)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	4,100	(31)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	4,100	(31)	(26)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	5,900	(37)	(34)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	5,900	(37)	(49)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	5,900	(37)	(40)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	5,900	(37)	(44)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	4,100	(28)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	4,100	(28)	(22)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,900	(25)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,900	(25)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,500	(16)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,500	(16)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	9,100	(76)	(81)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	9,100	(76)	(76)

$(3,136)	$(7,686)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$93.563	09/07/2022	5,000	$(37)	$(47)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.438	09/07/2022	5,000	(29)	(30)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.703	09/07/2022	4,700	(31)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.297	07/07/2022	2,500	(16)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	4,700	(32)	(29)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	2,500	(9)	(16)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	4,700	(17)	(31)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	8,000	(30)	(67)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	2,500	(6)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	1,500	(7)	(19)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	1,500	(10)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	3,700	(25)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.344	07/07/2022	3,500	(17)	(9)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	5,000	(28)	(22)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	1,500	(5)	(11)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	2,500	(10)	(21)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	5,000	(23)	(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	3,800	(23)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	1,500	(8)	(1)

$(363)	$(431)

Total Written Options	$(3,499)	$(8,117)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust	6.250%	Monthly	07/25/2033	$75	$0	$0	$0	$0
GST	Structured Asset Investment Loan Trust	1.950	Monthly	11/25/2034	0	(1)	1	0	0

$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$11,168	$(2,969)	$3,008	$39	$0
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	116	(47)	20	0	(27)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6,856	(157)	160	3	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	695	(590)	460	0	(130)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	(16)	0	(44)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,202)	1,821	0	(381)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(432)	0	(200)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(2,772)	0	(2,856)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	51	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	72	1	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,496	(5,051)	4,978	0	(73)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	59	0	(14)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6,348	(137)	139	2	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,330	54	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(109)	0	(147)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(207)	0	(212)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,422	(31)	32	1	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,018	(105)	109	4	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	367	0	(221)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(563)	0	(366)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	(1,087)	0	(1,426)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	75,000	300	(1,634)	0	(1,334)

							$(15,062)	$7,735	$104	$(7,431)

INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	2.900%	Annual	10/04/2027	$48,200	$4	$(434)	$0	$(430)

Total Swap Agreements							$(15,059)	$7,302	$104	$(7,861)

(j)

Securities with an aggregate market value of $15,839 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$19,968	$0		$19,968
Industrials				0		3,607	0		3,607
U.S. Government Agencies				0		1,230,578	0		1,230,578
U.S. Treasury Obligations				0		8,528	0		8,528
Non-Agency Mortgage-Backed Securities				0		1,143,414	0		1,143,414
Asset-Backed Securities				0		3,066,241	29,771		3,096,012
Short-Term Instruments
Repurchase Agreements				0		1,690	0		1,690
U.S. Treasury Bills				0		61,458	0		61,458

				$0		$5,535,484	$29,771		$5,565,255
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$295,830		$0	$0		$295,830

Total Investments				$295,830		$5,535,484	$29,771		$5,861,085

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		5,539	0		5,539
Over the counter				0		158	0		158

				$0		$5,697	$0		$5,697
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(11,592)	0		(11,592)
Over the counter				0		(15,978)	0		(15,978)

				$0		$(27,570)	$0		$(27,570)

Total Financial Derivative Instruments				$0		$(21,873)	$0		$(21,873)

Totals				$295,830		$5,513,611	$29,771		$5,839,212

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.8% ¤
CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 6.0%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$2,200	$1,855
3.300% due 01/30/2032		2,000	1,603
4.125% due 07/03/2023		804	796
American Tower Corp.
1.000% due 01/15/2032	EUR	496	387
3.800% due 08/15/2029		$836	768
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,142
4.375% due 01/30/2024		12	12
5.500% due 12/15/2024		1,660	1,647
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	346
2.528% due 11/18/2027		2,755	2,248
4.250% due 04/15/2026		700	649
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)	EUR	2,400	2,422
Banco BTG Pactual SA 4.500% due 01/10/2025		$954	920
Bank of America Corp.
2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		7,800	7,701
3.974% due 02/07/2030 •		788	745
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(h)(i)	EUR	300	312
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$842	850
Barclays PLC
2.000% due 02/07/2028 •	EUR	400	414
2.791% (US0003M + 1.380%) due 05/16/2024 ~		$924	924
5.875% due 09/15/2024 •(h)(i)	GBP	500	564
7.125% due 06/15/2025 •(h)(i)		2,273	2,662
7.250% due 03/15/2023 •(h)(i)		2,400	2,880
7.750% due 09/15/2023 •(h)(i)		$3,900	3,842
7.875% due 09/15/2022 •(h)(i)	GBP	1,200	1,458
BNP Paribas SA 1.323% due 01/13/2027 •		$3,500	3,097
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,700	1,355
4.194% due 04/01/2031 •		250	221
5.250% due 02/11/2027 •(h)(i)		2,400	1,860
6.250% due 12/18/2024 •(h)(i)		2,800	2,558
6.375% due 08/21/2026 •(h)(i)		1,006	834
7.125% due 07/29/2022 •(h)(i)		1,000	999
7.250% due 09/12/2025 •(h)(i)		200	174
7.500% due 07/17/2023 •(h)(i)		2,260	2,091
7.500% due 12/11/2023 •(h)(i)		5,500	5,254
Crown Castle International Corp. 4.300% due 02/15/2029		351	337
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	1,852
1.625% due 01/20/2027		3,600	3,383
1.750% due 01/17/2028		300	274
1.750% due 11/19/2030 •		1,700	1,471
2.129% due 11/24/2026 •(j)		$4,400	3,913
2.783% (US0003M + 1.230%) due 02/27/2023 ~		2,766	2,763
3.035% due 05/28/2032 •(j)		3,100	2,456
3.547% due 09/18/2031 •		4,633	3,883
3.961% due 11/26/2025 •		1,993	1,928
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		15	14
Equinix, Inc. 1.550% due 03/15/2028		222	187
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,587	1,533
Erste Group Bank AG 6.500% due 04/15/2024 •(h)(i)	EUR	3,400	3,476
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		3,003	2,916
Ford Motor Credit Co. LLC
0.092% due 12/07/2022 •		711	740
2.366% (US0003M + 1.080%) due 08/03/2022 ~		$244	244

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

3.350% due 11/01/2022		3,200	3,183
3.375% due 11/13/2025		1,300	1,175
3.550% due 10/07/2022		216	215
4.063% due 11/01/2024		600	571
4.687% due 06/09/2025		200	189
5.125% due 06/16/2025		1,500	1,436
5.584% due 03/18/2024		600	598
General Motors Financial Co., Inc.
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		200	197
3.275% (US0003M + 0.990%) due 01/05/2023 ~		6	6
Goldman Sachs Group, Inc.
3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,417
4.223% due 05/01/2029 •		788	758
GSPA Monetization Trust 6.422% due 10/09/2029		207	206
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		241	200
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	350
2.848% due 06/04/2031 •		300	254
3.000% due 05/29/2030 •	GBP	505	551
4.000% due 03/09/2026 •(h)		$1,500	1,261
4.292% due 09/12/2026 •		309	302
4.950% due 03/31/2030		200	198
5.250% due 09/16/2022 •(h)(i)	EUR	2,400	2,485
6.250% due 03/23/2023 •(h)(i)		$1,000	982
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		600	438
5.750% due 11/16/2026 •(h)(i)		500	458
International Lease Finance Corp. 5.875% due 08/15/2022		34	34
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(h)(i)	EUR	600	505
7.750% due 01/11/2027 •(h)(i)		1,650	1,646
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$862	767
Lloyds Banking Group PLC
4.550% due 08/16/2028		266	260
7.500% due 09/27/2025 •(h)(i)		2,515	2,458
7.875% due 06/27/2029 •(h)(i)	GBP	600	723
Nationwide Building Society 4.363% due 08/01/2024 •		$462	463
Natwest Group PLC
0.000% due 03/22/2025 •		378	374
3.747% (US0003M + 1.550%) due 06/25/2024 ~		3,314	3,318
4.519% due 06/25/2024 •		388	387
4.600% due 06/28/2031 •(h)(i)		600	443
4.892% due 05/18/2029 •		7,669	7,440
5.076% due 01/27/2030 •		222	218
8.000% due 08/10/2025 •(h)(i)		258	256
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		309	308
2.650% due 07/13/2022		608	608
2.750% due 03/09/2028		5,700	4,771
2.924% due 09/28/2022 •		111	111
Nomura Holdings, Inc.
1.851% due 07/16/2025		345	316
2.648% due 01/16/2025		788	753
2.679% due 07/16/2030		409	335
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	43,640	5,060
Nykredit Realkredit AS 1.500% due 10/01/2053		204,033	23,650
OneMain Finance Corp. 5.625% due 03/15/2023		$66	65
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,500	1,290
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	52,268	6,067
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$562	562
SL Green Realty Corp. 4.500% due 12/01/2022		416	417
Societe Generale SA 7.875% due 12/18/2023 •(h)(i)		5,400	5,304
Standard Chartered PLC
1.456% due 01/14/2027 •		4,300	3,797
7.750% due 04/02/2023 •(h)(i)		700	692
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		10,900	8,642
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		991	816
UBS AG
5.125% due 05/15/2024 (i)		9,604	9,602

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

7.625% due 08/17/2022 (i)		1,199	1,203
UBS Group AG 4.375% due 02/10/2031 •(h)(i)		1,600	1,175
VICI Properties LP 4.750% due 02/15/2028		1,650	1,578
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	1,959
2.393% due 06/02/2028 •		$12,942	11,600
2.879% due 10/30/2030 •		1,600	1,408
3.000% due 04/22/2026		366	349
Weyerhaeuser Co. 4.000% due 04/15/2030		354	334
WP Carey, Inc. 4.250% due 10/01/2026		55	54
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,208	2,178

			227,686

INDUSTRIALS 2.6%
Aker BP ASA 2.875% due 01/15/2026		$450	426
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	3,646
BAT Capital Corp. 3.222% due 08/15/2024		86	84
BAT International Finance PLC 3.950% due 06/15/2025		152	149
Boeing Co.
2.750% due 02/01/2026		800	744
3.250% due 02/01/2035		500	379
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,207
3.137% due 11/15/2035		2,300	1,750
3.187% due 11/15/2036		2,136	1,627
3.419% due 04/15/2033		1,200	994
3.469% due 04/15/2034		5,150	4,198
3.500% due 02/15/2041		1,600	1,209
3.750% due 02/15/2051		500	371
4.150% due 11/15/2030		282	259
4.926% due 05/15/2037		381	342
CCO Holdings LLC 4.500% due 06/01/2033		900	711
Centene Corp. 4.625% due 12/15/2029		55	51
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,040
3.900% due 06/01/2052		4,000	2,785
4.908% due 07/23/2025		789	792
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,190
CVS Health Corp.
3.625% due 04/01/2027		18	18
3.750% due 04/01/2030		86	81
4.125% due 04/01/2040		18	16
4.250% due 04/01/2050		196	169
CVS Pass-Through Trust 6.943% due 01/10/2030		34	36
DAE Funding LLC
1.625% due 02/15/2024		2,100	1,990
2.625% due 03/20/2025		1,800	1,676
3.375% due 03/20/2028		1,800	1,586
Dell International LLC
4.900% due 10/01/2026		22	22
5.300% due 10/01/2029		65	64
5.850% due 07/15/2025		822	849
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,000	973
Energy Transfer LP
4.250% due 03/15/2023		107	107
5.000% due 10/01/2022		22	22
Equinor ASA
3.125% due 04/06/2030		18	17
3.700% due 04/06/2050		18	16
Expedia Group, Inc.
2.950% due 03/15/2031		700	558
4.625% due 08/01/2027		400	385
6.250% due 05/01/2025		1,823	1,880
Hyatt Hotels Corp. 1.800% due 10/01/2024		7,100	6,717
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	1,481	1,357
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$867	773

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		288	251
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	320
3.500% due 07/26/2026		1,527	1,433
3.875% due 07/26/2029		345	311
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,835	2,682
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$22	21
5.200% due 07/15/2045		38	35
Magallanes, Inc.
4.054% due 03/15/2029		1,700	1,558
4.279% due 03/15/2032		8,300	7,426
Micron Technology, Inc.
4.185% due 02/15/2027		36	35
5.327% due 02/06/2029		187	186
MPLX LP 2.650% due 08/15/2030		1,100	919
Nakilat, Inc. 6.067% due 12/31/2033		453	484
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	561
3.522% due 09/17/2025		1,856	1,759
4.345% due 09/17/2027		6,931	6,368
4.810% due 09/17/2030		4,600	4,091
Oracle Corp.
3.600% due 04/01/2040		18	13
3.850% due 04/01/2060		1,138	782
3.950% due 03/25/2051 (j)		3,700	2,723
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,300	1,162
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	314
4.625% due 02/16/2026		100	99
Sands China Ltd.
3.100% due 03/08/2029		$2,800	1,986
3.250% due 08/08/2031		2,800	1,854
4.875% due 06/18/2030		500	366
5.125% due 08/08/2025		1,039	873
5.400% due 08/08/2028		8,779	6,783
Southern Co. 3.700% due 04/30/2030		123	114
T-Mobile USA, Inc.
2.250% due 02/15/2026		1,900	1,713
2.875% due 02/15/2031		1,800	1,498
3.375% due 04/15/2029		1,300	1,141
3.500% due 04/15/2031		2,000	1,731
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		658	494
3.375% due 07/09/2060		458	335
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		147	147
Wynn Macau Ltd. 5.625% due 08/26/2028		2,800	1,733

			97,567

UTILITIES 0.4%
American Water Capital Corp. 3.450% due 06/01/2029		143	135
Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		266	255
4.250% due 10/15/2050		18	16
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	248
3.950% due 04/01/2050		18	16
DTE Electric Co. 2.625% due 03/01/2031		311	276
Edison International 5.750% due 06/15/2027		54	55
Exelon Corp. 4.050% due 04/15/2030		18	17
Georgia Power Co. 2.650% due 09/15/2029		18	16
Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,200	2,121
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		2,200	2,191
2.500% due 02/01/2031		582	446
3.000% due 06/15/2028		2,300	1,984
4.550% due 07/01/2030		1,200	1,067
Rio Oil Finance Trust 8.200% due 04/06/2028		2,167	2,255

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

San Diego Gas & Electric Co. 3.320% due 04/15/2050	200	156
Southern California Edison Co.
3.650% due 03/01/2028	824	781
3.700% due 08/01/2025	566	557
Sprint Communications, Inc. 6.000% due 11/15/2022	512	516
Sprint Corp.
7.125% due 06/15/2024	48	49
7.875% due 09/15/2023	920	951
Verizon Communications, Inc. 3.550% due 03/22/2051	1,100	884

		14,995

Total Corporate Bonds & Notes (Cost $400,434)		340,248

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	35	44
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	1,505	1,324
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023	30	31
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	645	847

		2,246

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	48	51
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	110	121
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	69
6.725% due 04/01/2035	130	138
7.350% due 07/01/2035	100	109

		489

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	24

NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (f)	425	423

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	67

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	6

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	715	812

Total Municipal Bonds & Notes (Cost $4,535)		4,066

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	103	88
1.067% (US0001M + 0.130%) due 03/25/2036 ~	1	1
1.356% due 09/25/2042 •	4	4
1.908% due 10/01/2035 •	1	1
1.950% due 03/01/2034 •	11	12
1.954% due 04/25/2037 •	1	1
1.974% (US0001M + 0.350%) due 07/25/2037 ~	2	2
1.974% due 07/25/2037 •	6	6
1.982% due 08/01/2035 •	3	3
1.996% due 02/01/2034 •	1	1
2.004% due 07/25/2037 •	10	10
2.024% (US0001M + 0.400%) due 09/25/2035 ~	20	20
2.034% due 09/25/2035 •	17	17
2.047% due 03/01/2036 •	1	1

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

2.144% due 10/25/2040 •	6	6
2.224% (US0001M + 0.600%) due 01/25/2051 ~	7	7
2.300% due 10/01/2035 •	0	1
2.323% due 12/01/2034 •	20	19
2.344% due 06/25/2037 •	77	78
2.358% due 01/25/2031 ~(a)	791	93
2.430% due 11/01/2034 •	1	1
2.914% due 06/01/2034 •	1	1
4.226% (US0001M + 5.850%) due 03/25/2041 ~(a)	172	19
4.426% due 03/25/2037 •(a)	51	6
4.476% due 04/25/2037 •(a)	162	20
4.500% due 09/25/2040	452	460
4.526% due 11/25/2039 •(a)	27	3
4.756% (US0001M + 6.380%) due 03/25/2037 ~(a)	69	8
4.776% due 05/25/2037 •(a)	151	17
5.076% due 03/25/2036 •(a)	71	8
5.166% due 04/25/2037 •(a)	317	43
5.576% (US0001M + 7.200%) due 02/25/2037 ~(a)	30	5
6.026% (US0001M + 7.650%) due 07/25/2033 ~(a)	17	2
7.493% due 11/25/2040 •	1	1
20.066% (US0001M + 26.560%) due 12/25/2036 ~	4	5
Freddie Mac
1.624% due 05/15/2037 •	2	2
1.676% due 10/25/2044 •	1	1
1.704% due 03/15/2037 •	31	31
1.724% due 11/15/2043 •	26	26
1.874% (US0001M + 0.550%) due 07/15/2041 ~	35	35
1.876% due 07/25/2044 •	3	3
2.024% due 08/15/2037 •	85	86
2.034% due 10/15/2037 •	14	14
2.044% due 05/15/2037 - 09/15/2037 •	100	101
3.036% due 06/01/2035 •	1	1
3.443% (TSFR1M + 2.164%) due 07/15/2035 ~	140	140
3.500% due 07/15/2042 - 05/01/2049	1,079	1,042
4.000% due 07/01/2047 - 03/01/2049	735	737
5.000% due 05/01/2023 - 04/15/2041	504	535
5.146% due 07/15/2036 •(a)	91	11
5.246% due 09/15/2036 •(a)	56	6
5.376% due 04/15/2036 •(a)	16	1
5.500% due 03/15/2034 - 03/01/2039	74	79
6.000% due 08/01/2027 - 12/01/2037	3	4
6.500% due 05/01/2035	23	25
8.212% due 02/15/2040 •	36	34
11.365% (US0001M + 14.550%) due 09/15/2041 ~	134	136
Ginnie Mae
1.412% due 08/20/2047 •	243	240
1.750% due 11/20/2044 •	136	135
2.857% due 04/20/2068 •	507	501
3.500% due 02/15/2045 - 03/15/2045	66	66
5.000% due 08/15/2033 - 03/15/2042	838	884
6.000% due 07/15/2037 - 08/15/2037	2	2
U.S. Small Business Administration
4.430% due 05/01/2029	6	6
5.490% due 03/01/2028	6	6
6.020% due 08/01/2028	50	51
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	2,644	2,584
4.000% due 01/01/2025 - 10/01/2030	6	5
4.500% due 05/01/2023 - 02/01/2044	699	717
5.000% due 08/01/2023 - 12/01/2029	63	64
5.500% due 02/01/2025 - 09/01/2041	358	380
6.000% due 10/01/2026 - 05/01/2041	441	481
6.500% due 09/01/2036	28	29
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2052	50	48

Total U.S. Government Agencies (Cost $11,214)		10,219

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	2,954
1.625% due 11/15/2050	100	70
2.250% due 08/15/2049	146	120
3.000% due 08/15/2048	473	448
3.000% due 02/15/2049	17,298	16,492
3.125% due 05/15/2048	124	121
4.625% due 02/15/2040	3,734	4,447
U.S. Treasury Inflation Protected Securities (g)
0.250% due 02/15/2050	10,569	8,362
0.625% due 02/15/2043	747	661
0.750% due 02/15/2045	2,332	2,092
1.000% due 02/15/2046	4,150	3,940
1.000% due 02/15/2048	17,123	16,378
1.000% due 02/15/2049	13,459	12,980

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

1.375% due 02/15/2044		8,567	8,778
U.S. Treasury Notes
0.375% due 12/31/2025		1,000	911
0.500% due 02/28/2026		4,300	3,920
1.500% due 10/31/2024 (m)		2,002	1,934
1.625% due 12/15/2022		1,896	1,889
1.750% due 12/31/2024 (m)		622	603
1.875% due 07/31/2022 (m)		1,408	1,409
1.875% due 08/31/2022 (m)		8,556	8,561
2.000% due 07/31/2022 (m)		6,254	6,259
2.000% due 11/30/2022		876	874
2.125% due 05/15/2025 (m)		2,485	2,425
2.375% due 05/15/2029		2,075	1,988
2.625% due 12/31/2025		1,777	1,753
2.750% due 05/31/2023		194	193
3.000% due 09/30/2025 (m)		10,043	10,032
3.000% due 10/31/2025		7,253	7,243

Total U.S. Treasury Obligations (Cost $157,669)			127,837

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
Adjustable Rate Mortgage Trust
2.717% due 01/25/2036 ^~		545	447
2.925% due 09/25/2035 ^~		1	1
American Home Mortgage Assets Trust
1.396% due 11/25/2046 •		10,845	3,540
1.814% due 05/25/2046 ^•		10	9
1.814% (US0001M + 0.190%) due 10/25/2046 ~		36	21
6.750% due 11/25/2046 þ		239	210
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		29	24
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		55	52
AREIT Trust 3.343% due 11/17/2038 •		3,700	3,521
Avon Finance PLC 1.690% due 09/20/2048 •	GBP	4,042	4,896
Banc of America Funding Trust
1.992% due 10/20/2036 •		$6	5
2.032% due 04/20/2047 ^•		4	3
2.072% due 02/20/2047 •		449	421
2.496% due 09/20/2034 ~		1	1
3.027% due 06/20/2037 ^~		10	9
3.080% due 09/20/2046 ^~		403	360
3.101% due 02/20/2035 ~		9	9
6.000% due 08/25/2036 ^		8	7
Banc of America Mortgage Trust
2.562% due 01/25/2035 ~		7	7
2.631% due 02/25/2034 ~		6	6
3.356% due 06/25/2035 ~		5	4
3.594% due 06/25/2034 ~		5	5
3.983% due 05/25/2033 ~		4	4
BCAP LLC Trust 1.804% due 03/25/2037 •		1,805	1,666
Bear Stearns Adjustable Rate Mortgage Trust
2.066% due 04/25/2033 ~		1	1
2.400% (H15T1Y + 2.250%) due 02/25/2036 ~		4	4
2.572% due 08/25/2033 ~		3	3
2.588% due 01/25/2033 ~		36	36
2.915% due 08/25/2033 ~		13	13
3.046% due 11/25/2034 ~		1	1
3.333% due 02/25/2036 ^~		51	48
3.899% due 07/25/2034 ~		6	5
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 08/25/2036 ~		388	355
1.944% due 01/25/2047 ^•		39	35
1.964% (US0001M + 0.340%) due 12/25/2046 ^~		4	4
2.124% due 01/25/2036 ^•		6	8
2.593% due 10/25/2035 ^~		55	49
2.752% due 05/25/2035 ~		20	19
2.771% due 11/25/2035 ^~		65	60
2.925% due 07/25/2035 ~		62	47
Bear Stearns Mortgage Funding Trust 1.804% (US0001M + 0.180%) due 10/25/2036 ~		17,277	14,865
BX Trust 2.621% (US0001M + 1.297%) due 10/15/2036 ~		16,000	14,998
Chase Mortgage Finance Trust
2.863% due 09/25/2036 ^~		122	105
2.894% due 12/25/2035 ^~		7	6
2.968% due 01/25/2036 ^~		6	6
ChaseFlex Trust 1.924% due 07/25/2037 •		2,775	2,616
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.854% due 05/25/2036 •		100	89

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Citigroup Commercial Mortgage Trust 1.475% due 09/10/2045 ~(a)	36	0
Citigroup Mortgage Loan Trust
1.944% due 01/25/2037 •	109	96
2.470% due 10/25/2035 •	10	10
2.490% due 03/25/2036 ^•	31	29
2.829% due 08/25/2035 ^~	3	3
3.150% due 10/25/2035 ^•	12	12
3.396% due 09/25/2037 ^~	150	137
Citigroup Mortgage Loan Trust, Inc. 3.790% due 09/25/2035 •	9	8
CitiMortgage Alternative Loan Trust
2.224% (US0001M + 0.600%) due 04/25/2037 ~	141	120
6.000% due 12/25/2036 ^	46	40
6.000% due 06/25/2037 ^	60	54
Commercial Mortgage Trust 3.545% due 02/10/2036	1,034	983
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 12/25/2035 ~	6	5
1.669% due 08/25/2035 ~	1,366	1,160
1.802% due 09/20/2046 •	3,506	3,365
1.822% due 07/20/2046 ^•	8	6
1.822% due 09/20/2046 •	15	12
1.824% due 04/25/2047 •	2,379	2,184
1.834% due 04/25/2047 •	2,195	1,774
1.864% due 12/25/2046 •	7,465	6,656
1.876% due 08/25/2035 •	22	20
1.924% (US0001M + 0.300%) due 06/25/2035 ^~	1,016	728
1.956% due 01/25/2036 •	87	82
1.964% due 05/25/2047 •	213	187
2.004% due 09/25/2046 ^•	57	54
2.024% due 05/25/2036 •	73	64
2.024% (US0001M + 0.400%) due 08/25/2037 ~	11	8
2.032% (US0001M + 0.420%) due 03/20/2046 ~	14	11
2.072% (US0001M + 0.460%) due 05/20/2046 ^~	4	3
2.124% due 11/25/2036 •	15,481	13,600
2.144% due 12/25/2035 •	6	5
2.174% due 05/25/2035 •	31	24
2.184% due 02/25/2037 •	317	260
2.224% due 08/25/2035 •	230	209
2.226% due 11/20/2035 •	48	45
2.252% due 12/20/2035 •	45	41
2.264% due 11/25/2035 •	231	191
2.526% (12MTA + 2.050%) due 10/20/2035 ~	5	4
3.044% due 06/25/2037 ~	8	7
5.500% due 06/25/2025	189	165
5.500% due 05/25/2035	99	84
5.500% due 11/25/2035 ^	63	44
5.500% due 11/25/2035	5	3
5.750% due 03/25/2037	84	54
6.000% due 12/25/2035 ^	237	195
6.000% due 05/25/2036 ^	35	20
6.000% due 08/25/2036 ^•	43	29
6.000% due 05/25/2037 ^	109	58
6.250% due 08/25/2036	628	422
7.000% due 10/25/2037	77	34
Countrywide Home Loan Mortgage Pass-Through Trust
1.991% due 02/20/2036 ^•	2	2
2.084% due 05/25/2035 •	16	14
2.204% (US0001M + 0.580%) due 04/25/2035 ~	960	845
2.224% (US0001M + 0.600%) due 05/25/2035 ~	43	35
2.264% due 03/25/2035 •	1	1
2.284% due 02/25/2035 •	7	6
2.711% due 11/25/2034 ~	13	12
2.757% due 10/20/2034 ~	29	29
3.571% due 08/25/2034 ~	1	1
5.750% due 05/25/2037 ^	4	2
6.000% due 07/25/2036	255	158
6.000% due 01/25/2037 ^	165	98
6.000% due 02/25/2037 ^	178	108
6.500% due 12/25/2037	369	190
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~	48	48
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	230	203
Credit Suisse Mortgage Capital Certificates
1.166% due 12/27/2037 ~	6,255	5,802
1.506% due 11/30/2037 ~	16,288	14,839
1.924% (US0001M + 0.300%) due 01/27/2037 ~	25	18
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^	10	8
5.750% due 03/25/2037 ^	16	11
6.421% due 10/25/2037 ~	230	171

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		4,306	4,069
1.926% due 07/27/2061 ~		9,181	8,575
2.215% due 11/25/2061 ~		2,075	1,992
2.688% due 03/25/2059 ~		2,441	2,359
2.938% due 12/26/2059 ~		82	81
3.705% due 06/25/2050 ~		506	445
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.944% due 01/25/2047 •		1	10
2.004% due 02/25/2037 ^•		5,988	5,407
2.124% due 02/25/2035 •		80	77
2.124% (US0001M + 0.500%) due 02/25/2035 ~		37	36
2.284% due 02/25/2036 •		142	139
2.374% due 10/25/2047 •		201	170
Downey Savings & Loan Association Mortgage Loan Trust
1.752% due 04/19/2047 •		599	509
1.802% due 10/19/2036 •		139	122
2.132% due 08/19/2045 •		3	3
2.432% due 09/19/2044 •		25	23
Eurohome UK Mortgages PLC 1.739% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	18	21
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	108	112
First Horizon Alternative Mortgage Securities Trust
2.772% due 12/25/2035 ~		$31	27
2.801% due 03/25/2035 ~		1	1
3.162% due 06/25/2036 ^~		340	290
First Horizon Mortgage Pass-Through Trust 2.959% due 10/25/2035 ^~		74	72
Frost CMBS DAC 1.150% (EUR003M + 1.150%) due 11/22/2026 ~	EUR	3,596	3,632
FWD Securitization Trust 2.240% due 01/25/2050 ~		$71	69
GreenPoint Mortgage Funding Trust 1.804% (US0001M + 0.180%) due 01/25/2037 ~		145	128
GSMSC Pass-Through Trust 1.456% (US0001M + 0.450%) due 12/26/2036 ~		85	53
GSR Mortgage Loan Trust
2.518% due 12/25/2034 ~		3	3
2.668% due 11/25/2035 ~		17	16
2.933% due 09/25/2035 ~		7	7
3.049% due 11/25/2035 ~		5	5
3.092% due 09/25/2035 ~		17	17
3.574% due 07/25/2035 ~		3	3
3.760% due 04/25/2032 •		6	5
5.500% due 01/25/2037		22	26
6.000% due 02/25/2036 ^		232	118
6.000% due 07/25/2037 ^		62	46
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •		263	231
1.832% due 07/19/2047 •		163	150
1.852% (US0001M + 0.240%) due 12/19/2036 ^~		128	121
1.952% (US0001M + 0.340%) due 12/19/2036 ^~		8	7
2.052% due 05/19/2035 •		191	176
2.092% (US0001M + 0.480%) due 06/19/2035 ~		1,781	1,700
2.112% (US0001M + 0.500%) due 01/19/2036 ~		478	305
2.292% due 06/20/2035 •		108	100
2.476% (12MTA + 2.000%) due 10/19/2035 ~		305	189
3.533% due 06/19/2036 ^~		63	40
HomeBanc Mortgage Trust 2.244% due 03/25/2035 •		153	131
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		93	92
Impac CMB Trust 2.264% due 03/25/2035 •		211	198
Impac Secured Assets Trust
2.164% (US0001M + 0.540%) due 02/25/2037 ~		14,122	12,574
3.171% due 07/25/2035 ~		23	20
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 ^•		71	66
1.924% (US0001M + 0.300%) due 06/25/2037 ^~		5	2
2.004% due 09/25/2046 •		58	52
2.024% (US0001M + 0.400%) due 11/25/2046 ~		534	512
2.044% due 05/25/2046 •		5,361	4,869
2.104% due 07/25/2035 •		167	157
2.144% due 06/25/2035 •		31	26
2.264% (US0001M + 0.640%) due 07/25/2045 ~		4	3
2.808% due 05/25/2035 ~		231	179
3.236% due 06/25/2036 ~		128	121
JP Morgan Alternative Loan Trust
3.048% due 05/25/2036 ^~		62	40
6.000% due 12/27/2036		57	34
6.500% due 03/25/2036 ^		1,863	1,249

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 2.774% (US0001M + 1.450%) due 12/15/2031 ~		256	254
JP Morgan Mortgage Trust
2.553% due 07/25/2035 ~		79	76
2.826% due 06/25/2035 ~		1	1
2.904% due 07/25/2035 ~		22	22
2.908% due 10/25/2036 ~		5	4
2.909% due 08/25/2035 ^~		21	19
2.976% due 04/25/2037 ~		4	3
2.991% due 10/25/2036 ^~		31	25
3.043% due 07/27/2037 ~		66	62
3.217% due 04/25/2036 ^~		732	676
Legacy Mortgage Asset Trust
1.750% due 04/25/2061 þ		4,539	4,276
1.750% due 07/25/2061 þ		6,751	6,242
1.875% due 10/25/2068 þ		4,956	4,752
1.892% due 10/25/2066 þ		3,680	3,574
1.991% due 09/25/2060 ~		566	553
2.250% due 07/25/2067 þ		3,459	3,239
Lehman Mortgage Trust 2.274% due 11/25/2036 •		427	226
Lehman XS Trust
1.824% due 03/25/2047 •		5,633	5,307
1.874% due 08/25/2037 •		66	61
2.074% due 08/25/2046 •		726	709
3.324% due 09/25/2047 •		52	48
London Wall Mortgage Capital PLC 1.570% due 11/15/2049 •	GBP	17	21
Luminent Mortgage Trust
2.344% due 04/25/2036 •		$31	26
2.938% due 04/25/2036 ~		2,285	1,789
MASTR Adjustable Rate Mortgages Trust
1.276% due 12/25/2046 •		5,994	4,989
1.276% (12MTA + 0.800%) due 12/25/2046 ~		6,676	5,889
2.493% due 10/25/2033 ~		47	37
2.639% due 07/25/2035 ^~		9	8
3.052% due 11/21/2034 ~		207	198
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		86	63
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.764% (US0001M + 0.440%) due 12/15/2030 ~		1	1
2.184% due 08/15/2032 •		20	19
Merrill Lynch Alternative Note Asset Trust
1.844% due 03/25/2037 •		131	41
2.024% due 03/25/2037 •		2,040	633
2.044% (US0001M + 0.420%) due 04/25/2037 ~		14,801	3,358
2.224% (US0001M + 0.600%) due 03/25/2037 ~		84	27
6.000% due 03/25/2037		38	18
Merrill Lynch Mortgage Investors Trust
2.113% due 04/25/2035 ~		8	7
2.120% due 05/25/2033 ~		5	5
2.996% due 09/25/2035 ^~		51	43
3.235% due 05/25/2036 ~		40	37
3.586% (US0006M + 1.500%) due 02/25/2033 ~		12	11
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		67	65
Morgan Stanley Capital Trust 2.773% (US0001M + 1.449%) due 12/15/2023 ~		7,500	7,208
Morgan Stanley Mortgage Loan Trust
2.535% due 06/25/2036 ~		4	4
2.563% due 07/25/2035 ~		72	66
6.000% due 08/25/2036		60	32
6.315% due 06/25/2036 þ		889	309
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		56	35
Mortgage Equity Conversion Asset Trust 3.280% (H15T1Y + 0.500%) due 05/25/2042 ~		110	108
MortgageIT Trust 2.144% due 12/25/2035 •		174	168
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,142	1,107
2.750% due 11/25/2059 ~		1,399	1,342
3.500% due 12/25/2057 ~		707	691
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.814% due 06/25/2037 •		3,968	3,405
5.476% due 05/25/2035 ^þ		22	13
5.769% due 06/25/2036 ~		11,385	3,575
NovaStar Mortgage Funding Trust 0.371% due 09/25/2046 •		1,422	527
PHH Alternative Mortgage Trust 1.944% (US0001M + 0.320%) due 02/25/2037 ~		169	126
Precise Mortgage Funding PLC 1.952% due 12/12/2055 •	GBP	2,841	3,441

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ		$7,177	6,921
PRET LLC
1.843% due 09/25/2051 þ		11,089	10,428
2.487% due 10/25/2051 ~		1,235	1,156
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		2,880	2,710
Prima Capital CRE Securitization Ltd. 3.500% due 04/15/2038		11,100	11,218
Prime Mortgage Trust 6.000% due 06/25/2036 ^		35	34
RBSSP Resecuritization Trust 1.517% due 04/26/2037 •		1	1
Ready Capital Mortgage Financing LLC
2.598% due 01/25/2037 •		12,500	12,066
3.774% due 02/25/2035 •		479	476
Residential Accredit Loans, Inc. Trust
1.259% due 10/25/2037 ~		248	228
1.276% (12MTA + 0.800%) due 09/25/2046 ~		7,309	6,423
1.572% due 11/25/2037 ~		131	119
1.924% due 02/25/2037 •		63	58
1.924% due 02/25/2047 •		1,894	1,674
1.944% due 01/25/2037 •		1,100	988
1.964% due 01/25/2037 •		2,972	2,560
1.984% (US0001M + 0.360%) due 07/25/2036 ~		210	100
1.984% due 09/25/2036 •		336	310
1.994% (US0001M + 0.370%) due 08/25/2036 ~		111	103
2.004% due 07/25/2036 •		104	102
2.004% (US0001M + 0.380%) due 09/25/2036 ^~		183	174
2.124% (US0001M + 0.500%) due 08/25/2035 ^~		515	366
3.022% due 09/25/2034 ~		46	47
4.084% due 12/25/2035 ^~		416	353
5.000% due 09/25/2036 ^		4	3
6.000% due 08/25/2036 ^		14	12
6.000% due 01/25/2037 ^		27	23
6.000% due 03/25/2037 ^		51	44
6.000% due 03/25/2037		67	57
6.500% due 08/25/2036		1,317	1,135
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		80	46
6.000% due 03/25/2037 ^		810	327
Residential Funding Mortgage Securities, Inc. Trust 3.430% due 04/25/2037 ~		132	116
Residential Mortgage Securities PLC 2.040% due 06/20/2070 •	GBP	1,530	1,858
RESIMAC Bastille Trust 1.682% due 12/05/2059 •		$66	66
Sequoia Mortgage Trust
2.057% due 05/20/2034 •		9	9
2.155% (US0001M + 0.560%) due 07/20/2034 ~		141	128
3.014% due 09/20/2046 ^~		74	54
Shelter Growth CRE Issuer Ltd.
3.416% due 06/17/2037 •		13,400	13,357
4.313% due 06/17/2037 •		8,658	8,589
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		133	130
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•		3	2
1.924% due 08/25/2036 ^•		36	27
2.543% due 02/25/2034 ~		1	1
2.760% due 08/25/2035 ~		24	15
3.014% due 03/25/2036 ^~		29	23
3.032% due 01/25/2035 ~		21	21
3.451% due 11/25/2035 ^~		52	48
3.924% (US0001M + 2.300%) due 12/25/2037 ^~		476	431
Structured Asset Mortgage Investments Trust
1.567% due 02/25/2036 ^•		19	18
1.744% due 08/25/2036 •		194	179
2.004% due 07/25/2046 ^•		58	45
2.044% due 04/25/2036 •		22	20
2.064% due 05/25/2046 •		10	3
2.084% due 02/25/2036 ^•		82	71
2.184% (US0001M + 0.560%) due 02/25/2036 ^~		5	4
2.295% due 02/19/2035 •		2	2
SunTrust Adjustable Rate Mortgage Loan Trust 2.833% due 01/25/2037 ^~		51	41
Taurus UK DAC 1.458% due 05/17/2031 •	GBP	1,291	1,518
Thornburg Mortgage Securities Trust
1.488% due 03/25/2044 ~		$44	43
1.944% due 12/25/2044 ~		67	64
4.783% (US0012M + 1.250%) due 06/25/2047 ^~		111	107
4.783% due 06/25/2047 ^•		66	55
4.783% due 06/25/2047 •		4	4

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Towd Point Mortgage Funding
1.361% due 07/20/2045 •	GBP	4,930	5,993
1.827% due 02/20/2054 •		184	224
Towd Point Mortgage Trust 2.250% due 12/25/2061 ~		$9,750	9,542
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •		13	12
1.176% due 03/25/2047 ^•		2,545	2,269
1.226% due 06/25/2047 •		1,837	1,622
1.286% due 07/25/2047 •		33	28
1.356% due 10/25/2046 ^•		369	325
1.476% due 02/25/2046 •		169	155
1.546% (12MTA + 1.070%) due 01/25/2046 ~		1,034	940
1.723% (COF 11 + 1.500%) due 08/25/2046 ~		77	70
1.723% (COF 11 + 1.500%) due 10/25/2046 ~		594	546
1.723% due 11/25/2046 •		444	408
1.824% (COF 11 + 1.500%) due 12/25/2046 ~		14	14
2.164% due 12/25/2045 •		6,338	5,805
2.184% due 11/25/2045 •		4	4
2.204% due 10/25/2045 •		12	11
2.204% due 12/25/2045 •		301	274
2.264% (US0001M + 0.640%) due 01/25/2045 ~		1	1
2.404% due 01/25/2045 •		478	452
2.424% (US0001M + 0.800%) due 12/25/2045 ~		1,269	1,202
2.577% due 01/25/2037 ^~		51	45
2.751% due 08/25/2035 ~		18	17
2.784% due 11/25/2045 •		1,839	1,710
2.808% due 01/25/2035 ~		37	36
2.842% due 12/25/2035 ~		145	141
2.851% due 10/25/2035 ~		15	14
3.052% due 12/25/2036 ^~		31	28
3.125% due 02/25/2037 ^~		18	17
3.213% due 06/25/2037 ^~		317	295
3.222% due 06/25/2037 ^~		93	85
3.325% due 02/25/2037 ^~		131	125
3.452% due 06/25/2033 ~		24	23
Washington Mutual Mortgage Pass-Through Certificates Trust
1.226% due 02/25/2047 ^•		730	677
1.306% due 11/25/2046 •		64	55
1.326% due 10/25/2046 ^•		94	80
1.416% due 04/25/2046 •		48	43
1.784% due 09/25/2036 •		349	109
2.124% (US0001M + 0.500%) due 02/25/2036 ~		380	324
4.057% due 09/25/2036 þ		668	225
Wells Fargo Alternative Loan Trust
3.411% due 07/25/2037 ^~		3	3
6.250% due 07/25/2037 ^		111	100
Wells Fargo Mortgage-Backed Securities Trust
2.751% due 12/25/2036 ^~		23	22
2.866% due 09/25/2036 ^~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $363,036)			347,476

ASSET-BACKED SECURITIES 31.4%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,907	1,804
Aames Mortgage Investment Trust
2.614% due 07/25/2035 •		466	460
3.649% (US0001M + 2.025%) due 01/25/2035 ~		71	69
Accredited Mortgage Loan Trust 1.884% (US0001M + 0.260%) due 09/25/2036 ~		555	544
ACE Securities Corp. Home Equity Loan Trust
1.744% due 10/25/2036 •		1	0
1.844% (US0001M + 0.220%) due 11/25/2036 ~		3,829	1,793
1.864% (US0001M + 0.240%) due 12/25/2036 ~		330	198
1.904% (US0001M + 0.280%) due 07/25/2036 ~		2,872	2,752
1.944% due 03/25/2037 •		30,578	15,917
2.104% due 06/25/2036 •		1,865	1,434
2.239% due 12/25/2035 •		1,250	1,197
2.284% due 08/25/2035 •		9,880	9,652
2.569% (US0001M + 0.945%) due 05/25/2035 ~		4,760	4,574
3.424% (US0001M + 1.800%) due 10/25/2032 ~		1	1
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.329% due 10/25/2035 •		976	937
American Money Management Corp. CLO Ltd. 2.018% due 04/14/2029 •		3,886	3,865
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.389% due 10/25/2035 •		88	87
2.494% due 11/25/2035 •		1,300	1,237
2.599% due 07/25/2035 •		2,000	1,900
2.644% due 10/25/2034 •		1,466	1,450
2.749% due 11/25/2034 •		84	81
3.274% due 11/25/2034 •		847	813

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Aqueduct European CLO DAC 0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	5,536	5,717
Arbor Realty Commercial Real Estate Notes Ltd.
3.679% due 05/15/2037 •		$5,900	5,856
4.179% (TSFR1M + 2.900%) due 05/15/2037 ~		5,900	5,855
Ares European CLO DAC 0.780% due 10/15/2031 •	EUR	10,600	10,862
Argent Mortgage Loan Trust 2.104% due 05/25/2035 •		$66	59
Argent Securities Trust
1.734% due 09/25/2036 •		72	26
1.924% due 07/25/2036 •		538	476
1.984% due 04/25/2036 •		17,067	6,157
2.004% due 03/25/2036 •		828	766
2.104% due 06/25/2036 •		9,038	2,854
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.284% due 11/25/2035 •		13,226	12,961
2.704% (US0001M + 1.080%) due 01/25/2034 ~		232	219
Asset-Backed Funding Certificates Trust 2.359% due 03/25/2035 •		4,108	3,704
Asset-Backed Securities Corp. Home Equity Loan Trust
2.434% due 06/25/2034 •		635	591
2.584% due 07/25/2035 •		26	26
2.719% due 02/25/2035 •		19	19
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		13	13
Bear Stearns Asset-Backed Securities Trust
1.864% (US0001M + 0.240%) due 06/25/2047 ~		603	602
1.944% due 08/25/2036 •		877	834
1.974% (US0001M + 0.350%) due 05/25/2037 ^~		13,644	11,578
2.274% (US0001M + 0.975%) due 02/25/2034 ~		1,448	1,377
2.299% (US0001M + 0.675%) due 08/25/2036 ~		59	58
2.674% due 08/25/2037 •		432	398
2.718% due 07/25/2036 ~		12	12
2.824% due 08/25/2034 •		746	742
3.065% due 10/25/2036 ~		6	5
3.499% due 12/25/2034 •		5,204	4,981
Benefit Street Partners CLO Ltd. 2.544% due 10/15/2030 •		8,150	7,762
Black Diamond CLO DAC 0.980% (EUR003M + 0.980%) due 05/15/2032 ~	EUR	8,800	9,012
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		4,500	4,560
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 •		5,548	5,725
BPCRE Holder LLC 3.907% due 01/18/2037 •		$7,200	7,099
BSPRT Issuer Ltd. 1.000% (TSFR1M + 2.296%) due 07/15/2039 ~		22,500	22,415
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	4,398	4,548
0.670% due 01/31/2030 •		673	693
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		2,900	2,962
Carlyle Euro CLO DAC 0.890% due 08/15/2032 •		7,900	8,032
Carrington Mortgage Loan Trust
1.884% due 02/25/2037 •		$352	329
2.183% due 10/20/2029 •		1,836	1,813
2.374% due 10/25/2035 •		1,564	1,507
Centex Home Equity Loan Trust
2.119% due 06/25/2036 •		9,500	8,628
2.269% due 03/25/2034 •		216	207
Chase Funding Trust 2.264% due 08/25/2032 •		11	11
CIT Mortgage Loan Trust
2.974% due 10/25/2037 •		50	50
3.124% due 10/25/2037 •		20,000	18,727
Citigroup Mortgage Loan Trust
1.774% due 12/25/2036 •		325	136
1.804% due 01/25/2037 •		4,602	3,561
1.814% due 05/25/2037 •		1,556	1,180
1.824% due 05/25/2037 •		2,431	1,800
1.924% (US0001M + 0.300%) due 10/25/2036 ~		101	73
1.944% (US0001M + 0.320%) due 09/25/2036 ~		39	30
2.104% due 08/25/2036 •		3,282	2,951
2.144% due 03/25/2036 •		975	914
3.228% due 11/25/2070 þ		114	114
7.250% due 05/25/2036 þ		394	232
Citigroup Mortgage Loan Trust, Inc.
2.044% due 08/25/2036 •		4,191	4,089
2.074% (US0001M + 0.450%) due 10/25/2036 ~		221	220
2.524% (US0001M + 0.900%) due 09/25/2035 ^~		4,930	4,675
Countrywide Asset-Backed Certificates
1.904% (US0001M + 0.280%) due 03/25/2037 ~		2,123	2,084

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

2.024% due 02/25/2037 •		109	99
2.104% due 04/25/2037 •		245	213
Countrywide Asset-Backed Certificates Trust
1.764% due 06/25/2035 •		92	86
1.764% (US0001M + 0.140%) due 03/25/2037 ~		147	141
1.764% due 07/25/2037 •		314	291
1.764% due 07/25/2037 ^•		2,494	2,445
1.764% due 04/25/2047 •		67	64
1.774% due 06/25/2047 ^•		12	12
1.804% due 11/25/2047 ^•		38	37
1.824% (US0001M + 0.200%) due 06/25/2047 ^~		68	62
1.834% due 05/25/2047 ^•		110	104
1.844% due 09/25/2037 ^•		165	170
1.854% due 05/25/2037 •		2,215	2,094
1.874% due 06/25/2047 •		2,503	2,399
1.904% due 12/25/2046 •		2,118	1,963
1.914% due 10/25/2047 •		7,600	6,870
1.924% due 03/25/2047 ^•		494	485
2.024% due 08/25/2036 •		66	66
2.164% due 03/25/2036 •		291	268
2.204% (US0001M + 0.580%) due 08/25/2036 ~		4	4
2.209% (US0001M + 0.585%) due 05/25/2036 ~		3,496	3,395
2.224% due 06/25/2036 •		24	24
2.284% (US0001M + 0.660%) due 04/25/2036 ~		145	145
2.584% (US0001M + 0.960%) due 02/25/2036 ~		3,109	3,053
2.659% (US0001M + 1.035%) due 12/25/2035 ~		145	140
2.749% due 12/25/2034 •		16	16
2.974% due 08/25/2047 •		10,000	9,647
3.574% (US0001M + 1.950%) due 08/25/2035 ~		3,000	2,908
6.867% due 09/25/2046 þ		1,880	1,469
Countrywide Asset-Backed Certificates Trust, Inc. 2.364% (US0001M + 0.740%) due 08/25/2047 ~		238	229
Countrywide Partnership Trust 2.524% due 02/25/2035 •		1,037	982
Credit-Based Asset Servicing and Securitization LLC 2.674% due 03/25/2046 •		1,829	1,821
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		1,403	361
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	3,200	3,278
0.650% due 07/21/2030 •		609	630
0.650% due 10/15/2031 •		8,400	8,592
Dryden Euro CLO BV 0.660% due 04/15/2033 •		15,500	15,760
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		9,100	9,226
ECMC Group Student Loan Trust 2.624% due 07/25/2069 •		$367	356
Ellington Loan Acquisition Trust 2.724% due 05/25/2037 •		3,562	3,450
EMC Mortgage Loan Trust 2.924% due 02/25/2041 •		4	4
Encore Credit Receivables Trust 2.359% due 09/25/2035 •		36	35
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	3,150	3,218
Fieldstone Mortgage Investment Trust
2.004% due 05/25/2036 •		$117	85
2.164% due 05/25/2036 •		2,687	1,945
First Franklin Mortgage Loan Trust
1.784% due 11/25/2036 •		137	135
1.934% due 09/25/2036 •		8,003	7,481
2.104% due 04/25/2036 •		2,757	2,533
2.104% due 05/25/2036 •		2,800	2,237
2.124% due 06/25/2036 •		3,500	3,077
2.344% due 11/25/2035 •		390	370
FREED ABS Trust
1.910% due 03/19/2029		10,440	10,060
4.500% due 08/20/2029 (c)		16,900	16,900
Fremont Home Loan Trust
1.759% due 10/25/2036 •		484	440
1.764% due 11/25/2036 •		240	150
1.764% due 01/25/2037 •		633	369
1.774% due 10/25/2036 •		765	363
1.784% due 08/25/2036 •		10,429	3,873
1.964% due 02/25/2037 •		4,954	1,923
2.359% due 01/25/2035 •		167	163
2.359% due 07/25/2035 •		5	5
2.674% due 11/25/2034 •		1,257	1,220
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~		280	276
GE-WMC Asset-Backed Pass-Through Certificates 2.264% due 12/25/2035 •		12,648	12,038

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

GLS Auto Receivables Issuer Trust
1.723% due 06/15/2023		10,100	10,049
3.550% due 01/15/2026		18,550	18,462
GSAA Home Equity Trust
1.724% due 05/25/2037 •		188	78
1.764% due 03/25/2036 •		147	59
1.864% due 06/25/2036 •		62	15
2.024% due 03/25/2037 •		1,413	485
2.264% (US0001M + 0.640%) due 04/25/2047 ~		294	154
2.689% (US0001M + 1.065%) due 06/25/2035 ~		111	108
2.946% due 03/25/2036 ~		171	52
5.995% due 03/25/2046 ^~		1,386	639
6.795% due 06/25/2036 þ		254	80
GSAMP Trust
1.674% due 12/25/2046 •		146	77
1.714% (US0001M + 0.090%) due 01/25/2037 ~		1,123	723
1.724% due 12/25/2046 •		107	57
1.754% due 12/25/2046 •		5,551	3,234
1.764% (US0001M + 0.140%) due 12/25/2036 ~		2,550	1,460
1.774% due 12/25/2046 •		527	281
1.794% due 12/25/2036 •		300	159
1.804% due 11/25/2035 •		1	0
1.824% due 01/25/2047 •		1,712	976
1.854% due 01/25/2037 •		3,394	2,971
1.924% due 09/25/2036 •		4,026	1,623
2.104% due 03/25/2046 •		162	159
2.124% due 05/25/2046 •		560	528
3.424% (US0001M + 1.800%) due 06/25/2035 ~		197	192
GSRPM Mortgage Loan Trust 2.524% due 03/25/2035 •		911	878
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,500	2,559
0.680% due 10/20/2031 •		7,200	7,364
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •		$5,700	5,608
Home Equity Asset Trust
2.299% (US0001M + 0.675%) due 02/25/2036 ~		246	239
2.704% (US0001M + 1.080%) due 10/25/2035 ~		2,500	2,398
Home Equity Loan Trust
1.854% due 04/25/2037 •		3,454	3,342
1.964% due 04/25/2037 •		314	279
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		229	181
HSI Asset Securitization Corp. Trust
1.784% (US0001M + 0.160%) due 05/25/2037 ~		45	44
1.804% due 04/25/2037 •		881	627
1.824% (US0001M + 0.200%) due 07/25/2036 ~		117	57
1.844% due 12/25/2036 •		830	268
2.104% due 11/25/2035 •		678	646
Invesco Euro CLO DAC 0.650% (EUR003M + 0.650%) due 07/15/2031 ~	EUR	1,000	1,017
IXIS Real Estate Capital Trust
2.024% due 03/25/2036 ^•		$192	107
2.084% due 01/25/2037 •		11,023	4,484
JP Morgan Mortgage Acquisition Trust
1.834% due 10/25/2036 •		178	176
1.924% (US0001M + 0.300%) due 07/25/2036 ~		60	31
1.924% (US0001M + 0.300%) due 03/25/2037 ~		1,200	1,131
2.024% (US0001M + 0.400%) due 07/25/2036 ~		1,874	1,751
Jubilee CLO DAC
0.610% (EUR003M + 0.610%) due 04/15/2030 ~	EUR	6,700	6,936
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		5,700	5,865
KKR CLO Ltd. 2.444% due 04/15/2031 •		$3,850	3,676
KKR Static CLO Ltd. 4.486% due 07/20/2031 •(c)		5,000	5,000
Lehman XS Trust 1.944% due 05/25/2036 •		72	80
LendingClub Receivables Trust
3.750% due 01/15/2027		6,450	6,376
3.750% due 12/15/2045		3,579	3,538
4.000% due 08/15/2025		4,591	4,555
Lendingpoint Asset Securitization Trust 1.000% due 12/15/2028		2,683	2,661
Long Beach Mortgage Loan Trust
1.784% due 12/25/2036 •		404	292
1.794% (US0001M + 0.170%) due 12/25/2036 ~		275	114
1.924% due 05/25/2036 •		53	32
2.064% due 02/25/2036 •		469	456
2.144% (US0001M + 0.520%) due 08/25/2045 ~		24	23
2.164% due 05/25/2046 •		336	120
2.224% due 01/25/2036 •		8,296	7,659
2.269% due 11/25/2035 •		4	4
2.539% due 08/25/2035 •		5,466	4,880

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

2.599% (US0001M + 0.975%) due 04/25/2035 ~		100	99
M360 Ltd. 3.876% (US0001M + 2.250%) due 11/22/2038 ~		6,463	6,375
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	1,295	1,329
0.690% due 12/15/2031 •		7,000	7,179
Marathon CLO Ltd. 2.194% due 04/15/2029 •		$5,783	5,710
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		12	12
MASTR Asset-Backed Securities Trust
1.674% due 01/25/2037 •		1,261	427
1.824% due 10/25/2036 •		8,919	4,954
1.834% (US0001M + 0.210%) due 05/25/2037 ~		1,973	1,873
1.844% due 11/25/2036 •		518	195
1.944% (US0001M + 0.320%) due 10/25/2036 ~		281	156
2.104% due 03/25/2036 •		43	32
2.204% (US0001M + 0.580%) due 12/25/2035 ~		25	25
2.374% due 10/25/2035 ^•		8,389	7,982
4.324% due 07/25/2034 •		195	189
MASTR Specialized Loan Trust 2.749% due 11/25/2035 •		640	616
Merrill Lynch Mortgage Investors Trust
1.734% (US0001M + 0.110%) due 07/25/2037 ~		393	186
1.844% due 08/25/2037 •		2,562	1,432
2.104% due 03/25/2037 •		65,897	19,226
2.124% due 07/25/2037 •		192	55
2.144% (US0001M + 0.520%) due 02/25/2037 ~		689	237
2.224% due 01/25/2037 •		8,625	8,027
MF1 Ltd.
2.542% due 02/19/2037 •		12,500	11,908
3.062% (US0001M + 1.450%) due 10/16/2036 ~		12,800	12,120
3.362% due 10/16/2036 •		12,800	12,071
MFA Trust 2.363% due 03/25/2060 þ		1,322	1,277
MidOcean Credit CLO 2.528% due 02/20/2031 •		10,500	10,330
MKS CLO Ltd. 2.063% (US0003M + 1.000%) due 07/20/2030 ~		6,050	5,976
Morgan Stanley ABS Capital, Inc. Trust
1.704% due 11/25/2036 •		411	260
1.714% due 01/25/2037 •		293	155
1.734% due 12/25/2036 •		7,153	3,946
1.734% due 03/25/2037 •		582	277
1.754% (US0001M + 0.130%) due 10/25/2036 ~		21	19
1.754% due 01/25/2037 •		231	123
1.754% (US0001M + 0.130%) due 02/25/2037 ~		3,159	2,365
1.759% (US0001M + 0.135%) due 11/25/2036 ~		430	306
1.784% due 09/25/2036 •		631	297
1.804% (US0001M + 0.180%) due 03/25/2037 ~		933	446
1.834% (US0001M + 0.210%) due 01/25/2037 ~		211	112
1.839% due 03/25/2037 •		2,765	1,211
1.854% (US0001M + 0.230%) due 10/25/2036 ~		600	340
1.854% due 11/25/2036 •		1,659	1,059
1.904% due 08/25/2036 •		389	218
1.984% due 02/25/2037 •		16,452	5,751
2.124% due 04/25/2036 •		2,628	2,463
2.329% (US0001M + 0.705%) due 12/25/2034 ~		25	23
2.479% due 03/25/2034 •		1,521	1,482
2.539% (US0001M + 0.915%) due 03/25/2035 ~		72	71
2.554% due 07/25/2035 •		822	806
3.524% due 02/25/2047 •		116	107
Morgan Stanley Dean Witter Capital, Inc. Trust 2.604% due 02/25/2033 •		101	99
Morgan Stanley Home Equity Loan Trust 1.724% due 12/25/2036 •		1,032	560
Morgan Stanley Mortgage Loan Trust
1.804% due 12/25/2036 •		3,988	1,795
1.964% due 11/25/2036 •		30	10
2.344% (US0001M + 0.720%) due 04/25/2037 ~		34	12
MP CLO Ltd. 1.934% due 10/18/2028 •		2,843	2,790
Nationstar Home Equity Loan Trust 1.984% due 09/25/2036 •		16,180	15,258
New Century Home Equity Loan Trust
2.404% (US0001M + 0.780%) due 03/25/2035 ~		299	288
2.599% (US0001M + 0.975%) due 11/25/2034 ~		362	350
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.954% due 10/25/2036 ^•		146	35
6.032% due 10/25/2036 ^þ		179	50
North Carolina State Education Assistance Authority 2.424% due 07/25/2039 •		210	208
NovaStar Mortgage Funding Trust
1.824% due 09/25/2037 •		377	364

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

1.944% due 10/25/2036 •		207	126
2.704% due 06/25/2035 •		50	49
Oaktree CLO Ltd. 2.204% due 07/15/2034 •		6,500	6,268
OCP CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2029 ~		319	316
Option One Mortgage Loan Trust
1.724% (US0001M + 0.100%) due 07/25/2036 ~		3,987	2,109
1.754% (US0001M + 0.130%) due 07/25/2037 ~		5,986	4,601
1.764% (US0001M + 0.140%) due 01/25/2037 ~		4,911	3,065
1.764% (US0001M + 0.140%) due 03/25/2037 ~		187	132
1.764% due 03/25/2037 •		2,171	1,983
1.844% due 04/25/2037 •		603	451
1.844% (US0001M + 0.220%) due 05/25/2037 ~		450	303
2.164% due 01/25/2036 •		1,626	1,522
2.404% due 02/25/2035 •		362	351
Ownit Mortgage Loan Trust
2.449% due 08/25/2036 •		8,166	7,613
2.524% (US0001M + 0.900%) due 10/25/2036 ^~		30	28
OZLM Ltd.
2.163% due 10/20/2031 •		3,950	3,877
2.513% due 07/20/2032 •		6,650	6,432
2.763% due 10/20/2031 •		1,485	1,427
2.763% due 07/20/2032 •		4,050	3,845
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		2,969	2,888
2.030% due 10/15/2029		16,570	16,009
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	14,305	14,807
Palmer Square Loan Funding Ltd. 2.084% due 10/24/2027 •		$336	335
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.674% due 10/25/2034 •		37	37
3.274% due 12/25/2034 •		973	986
3.349% due 02/25/2035 •		7,592	6,886
3.424% (US0001M + 1.800%) due 12/25/2034 ~		34	34
3.499% due 12/25/2034 •		4,101	3,885
Popular ABS Mortgage Pass-Through Trust
1.934% due 06/25/2047 ^•		10,777	9,908
1.954% (US0001M + 0.330%) due 07/25/2036 ~		347	333
2.494% (US0001M + 0.870%) due 02/25/2036 ~		3,675	3,452
PRET LLC
1.744% due 07/25/2051 þ		4,461	4,185
1.868% due 07/25/2051 þ		2,844	2,568
2.487% due 10/25/2051 þ		7,613	7,157
3.721% due 07/25/2051 þ		9,974	9,519
5.240% due 04/25/2052 þ		7,844	7,717
6.170% due 06/25/2052 «þ		17,400	17,463
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		1,603	1,525
RAAC Trust
2.134% due 08/25/2036 •		2	2
2.329% (US0001M + 0.705%) due 02/25/2036 ~		7,202	6,641
Renaissance Home Equity Loan Trust
2.724% (US0001M + 1.100%) due 09/25/2037 ~		170	85
5.586% due 11/25/2036 þ		2,158	901
5.612% due 04/25/2037 þ		368	124
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		4,482	4,269
4.320% due 09/25/2030		2,700	2,657
Residential Asset Mortgage Products Trust
1.984% due 08/25/2046 •		10,143	9,551
2.064% due 12/25/2035 •		17	15
2.224% due 03/25/2036 •		182	179
2.314% (US0001M + 0.460%) due 10/25/2035 ~		126	125
2.874% due 10/25/2034 •		1,127	1,066
3.304% due 08/25/2035 •		8,584	8,099
3.349% due 08/25/2034 •		3,418	3,277
Residential Asset Securities Corp. Trust
1.894% due 08/25/2036 •		426	412
2.204% due 06/25/2033 •		58	53
2.284% due 12/25/2035 •		2,760	2,675
2.509% due 12/25/2035 •		17,408	15,497
2.869% due 02/25/2035 •		4,966	4,749
Saxon Asset Securities Trust 1.924% (US0001M + 0.300%) due 09/25/2036 ~		8,365	7,071
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~		7,000	6,849
Sculptor European CLO DAC 1.050% (EUR003M + 1.050%) due 10/15/2034 ~	EUR	10,510	10,653
Securitized Asset-Backed Receivables LLC Trust
1.724% due 10/25/2036 ^•		$24,960	9,486
1.784% (US0001M + 0.160%) due 08/25/2036 ~		2,281	844
1.964% due 08/25/2036 ^•		18	7

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

2.104% due 07/25/2036 •		810	391
2.269% due 10/25/2035 •		2,434	2,204
2.284% (US0001M + 0.660%) due 08/25/2035 ^~		42	32
2.344% due 10/25/2035 •		1,317	1,178
2.584% due 01/25/2036 ^•		317	297
2.674% due 03/25/2035 •		54	52
SG Mortgage Securities Trust
1.764% due 10/25/2036 •		123	115
2.509% due 10/25/2035 •		5,879	4,797
SLM Student Loan Trust 2.684% due 04/25/2023 •		113	113
SMB Private Education Loan Trust
1.310% due 07/17/2051		9,006	8,362
4.550% due 02/16/2055		11,220	11,000
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		988	948
Sound Point CLO Ltd.
2.113% due 10/20/2028 •		14,008	13,839
2.164% due 07/25/2030 •		6,100	5,999
2.174% due 01/23/2029 •		5,182	5,119
Soundview Home Loan Trust
1.704% due 06/25/2037 •		55	40
1.794% due 07/25/2037 •		253	225
1.794% due 08/25/2037 •		767	679
1.804% due 02/25/2037 •		2,238	687
1.824% due 06/25/2037 •		860	636
1.884% due 02/25/2037 •		128	40
2.089% due 02/25/2036 •		939	889
2.524% (US0001M + 0.900%) due 10/25/2037 ~		4,429	3,486
2.924% (US0001M + 1.300%) due 10/25/2037 ~		1,317	1,057
South Carolina Student Loan Corp. 2.580% due 09/03/2024 •		38	38
Specialty Underwriting & Residential Finance Trust
1.694% due 11/25/2037 •		2,460	1,551
1.924% due 06/25/2037 •		39	24
1.924% due 09/25/2037 •		307	225
1.974% due 04/25/2037 •		3,286	2,479
2.224% due 12/25/2036 •		338	320
Structured Asset Investment Loan Trust
1.754% due 07/25/2036 •		29	23
1.774% due 09/25/2036 •		21	21
1.804% (US0001M + 0.180%) due 09/25/2036 ~		7,030	4,649
2.244% (US0001M + 0.620%) due 01/25/2036 ~		72	69
2.404% (US0001M + 0.780%) due 02/25/2035 ~		1,050	1,021
2.554% (US0001M + 0.930%) due 06/25/2035 ~		284	274
2.574% (US0001M + 0.950%) due 08/25/2033 ~		228	221
4.774% due 08/25/2033 •		120	112
Structured Asset Securities Corp. Mortgage Loan Trust
1.759% due 07/25/2036 •		27	26
1.784% due 03/25/2036 •		9	9
1.934% (US0001M + 0.310%) due 08/25/2046 ~		3,743	3,535
1.964% due 12/25/2036 •		39	39
2.044% due 02/25/2037 •		409	386
2.562% due 04/25/2035 •		2	2
Symphony CLO Ltd. 1.988% (US0003M + 0.950%) due 07/14/2026 ~		204	203
Telos CLO Ltd. 1.994% due 04/17/2028 •		9	9
Theorem Funding Trust
1.210% due 12/15/2027		4,816	4,709
1.850% due 02/15/2028		11,077	10,865
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		315	313
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	9,000	9,195
Towd Point Mortgage Trust
2.624% (US0001M + 1.000%) due 05/25/2058 ~		$50	49
2.624% due 10/25/2059 •		69	68
2.900% due 10/25/2059 ~		849	824
3.000% due 01/25/2058 ~		193	190
3.000% due 11/25/2058 ~		201	199
3.201% due 10/25/2057 ~		1,031	912
Upstart Pass-Through Trust Series 3.800% due 04/20/2030 «		9,201	9,096
Upstart Securitization Trust
0.870% due 03/20/2031		2,200	2,177
3.120% due 03/20/2032		25,165	24,608
4.370% due 05/20/2032		7,300	7,219
4.480% due 03/20/2032		12,000	11,458
5.500% due 06/20/2032 (c)		20,100	19,858
Venture CLO Ltd.
1.924% due 04/15/2027 •		96	95
1.963% due 10/20/2028 •		8,139	8,044
2.083% due 04/20/2029 •		1,308	1,291

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

2.113% due 07/20/2030 •		4,400	4,347
2.163% (US0003M + 1.100%) due 01/20/2029 ~		9,273	9,184
2.401% due 09/07/2030 •		11,400	11,245
2.628% due 08/28/2029 •		383	381
Vibrant CLO Ltd. 2.763% (US0003M + 1.700%) due 07/20/2032 ~		9,125	8,701
WaMu Asset-Backed Certificates WaMu Trust
1.849% due 05/25/2037 •		113	105
1.864% due 05/25/2037 •		432	377
Washington Mutual Asset-Backed Certificates Trust
1.684% due 11/25/2036 •		735	291
1.934% due 08/25/2036 •		2,256	2,112
Wellfleet CLO Ltd. 1.953% due 04/20/2029 •		7,289	7,238
Wells Fargo Home Equity Asset-Backed Securities Trust 2.374% due 12/25/2035 •		422	412

Total Asset-Backed Securities (Cost $1,242,433)			1,180,098

SOVEREIGN ISSUES 0.1%
Brazil Government International Bond 4.750% due 01/14/2050		995	677
Israel Government International Bond 1.250% due 11/30/2022	ILS	13,600	3,896

Total Sovereign Issues (Cost $5,319)			4,573

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CaixaBank SA
6.000% due 07/18/2022 •(h)(i)		200,000	210
6.750% due 06/13/2024 •(h)(i)		1,000,000	1,012
JPMorgan Chase & Co.
4.600% due 02/01/2025 •(h)		145,000	123
4.709% (US0003M + 3.470%) due 10/30/2022 ~(h)		2,569,000	2,439
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		1,236,900	1,262
Truist Financial Corp. 4.950% due 09/01/2025 •(h)		302,000	295

			5,341

REAL ESTATE 0.0%
SL Green Realty Corp. 6.500% due 08/01/2022 (h)		26,950	673

Total Preferred Securities (Cost $7,045)			6,014

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 77.1%
COMMERCIAL PAPER 0.5%
Crown Castle International Corp. 2.400% due 07/12/2022		$19,950	19,936

REPURCHASE AGREEMENTS (k) 43.2%			1,623,300

SHORT-TERM NOTES 2.7%
AmeriCredit Automobile Receivables Trust 2.192% due 06/19/2023		22,200	22,192
CCG Receivables Trust 1.842% due 06/14/2023		14,500	14,469
Enterprise Fleet Financing LLC 2.764% due 06/20/2023		43,600	43,651
Exeter Automobile Receivables Trust 1.865% due 06/15/2023		21,285	21,274

			101,586

ISRAEL TREASURY BILLS 0.9%
(0.003)% due 12/07/2022 - 01/04/2023 (e)(f)	ILS	120,200	34,297

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

U.S. TREASURY BILLS 19.2%
1.024% due 07/07/2022 - 09/29/2022 (e)(f)(o)	$724,000	722,935

U.S. TREASURY CASH MANAGEMENT BILLS 10.6%
1.645% due 09/06/2022 - 11/01/2022 (c)(e)(f)	399,700	397,797

Total Short-Term Instruments (Cost $2,903,968)		2,899,851

Total Investments in Securities (Cost $5,095,653)		4,920,382

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	5,799,783	56,281

Total Short-Term Instruments (Cost $56,345)		56,281

Total Investments in Affiliates (Cost $56,345)		56,281

Total Investments 132.3% (Cost $5,151,998)		$4,976,663
Financial Derivative Instruments (l)(n) (0.7)%(Cost or Premiums, net $9,600)		(26,872)
Other Assets and Liabilities, net (31.6)%		(1,189,436)

Net Assets 100.0%		$3,760,355

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/017/2020	$4,400	$3,913	0.10%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021- 06/16/2021	3,104	2,456	0.07
Oracle Corp.	3.950	03/25/2051	03/22/2021	3,694	2,723	0.07

$11,198	$9,092	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	1.520%	07/01/2022	07/05/2022	$570,700	U.S. Treasury Bonds 2.750% - 3.125% due 08/15/2047 - 05/15/2048	$(579,726)	$570,700	$570,700
1.540	06/30/2022	07/01/2022	800,600	U.S. Treasury Bonds 3.000% - 4.375% due 05/15/2040 - 02/15/2048	(825,491)	800,600	800,634
BRC	1.450	07/01/2022	07/05/2022	202,500	U.S. Treasury Bonds 3.375% due 11/15/2048	(206,467)	202,500	202,500
SGY	1.480	06/30/2022	07/01/2022	49,500	U.S. Treasury Notes 1.250% due 11/30/2026	(50,551)	49,500	49,502

Total Repurchase Agreements	$(1,662,235)	$1,623,300	$1,623,336

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$44,300	$(41,489)	$(41,362)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	106,100	(90,763)	(92,009)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	84,000	(75,593)	(75,479)

Total Short Sales (5.6)%	$(207,845)	$(208,850)

(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2022	1,379	$289,612	$(1,017)	$775	$0
U.S. Treasury 10-Year Note September Futures	09/2022	2,636	312,448	(2,530)	2,677	0
U.S. Treasury 30-Year Bond September Futures	09/2022	295	40,894	(216)	498	0

$(3,763)	$3,950	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	208	$(32,430)	$708	$0	$(785)
Euro-Buxl 30-Year Bond September Futures	09/2022	38	(6,513)	281	0	(280)
U.S. Treasury 5-Year Note September Futures	09/2022	2,664	(299,034)	1,892	0	(1,873)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	689	(106,343)	3,097	0	(1,615)

$5,978	$0	$(4,553)

Total Futures Contracts	$2,215	$3,950	$(4,553)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	1.108%	$500	$7	$(9)	$(2)	$0	$(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	9,300	152	(198)	(46)	0	(7)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	7,700	19	(55)	(36)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	4,300	(17)	(226)	(243)	0	(6)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	5,100	34	(131)	(97)	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	500	6	(20)	(14)	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	12,700	2,527	(1,326)	1,201	0	(17)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.940	EUR	200	(19)	0	(19)	0	(1)
Stellantis NV	5.000	Quarterly	12/20/2026	2.172	6,100	1,407	(646)	761	0	(41)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	1.508	24,300	298	(722)	(424)	0	(202)

$4,414	$(3,333)	$1,081	$0	$(282)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$32,800	$(1,133)	$(3,128)	$(4,261)	$0	$(33)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	1,188	109	(118)	(9)	0	(2)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	7,821	259	(476)	(217)	0	(10)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	10,300	140	(115)	25	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	590,100	5,811	(5,818)	(7)	0	(115)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	EUR	506,800	3,503	(8,035)	(4,532)	0	(1,362)

$8,689	$(17,690)	$(9,001)	$0	$(1,523)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	66,200	$(6,422)	$(5,230)	$(11,652)	$1,204	$0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	28,600	5,895	5,111	11,006	0	(851)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	$13,450	83	(1,232)	(1,149)	85	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	75,450	(2,990)	(5,498)	(8,488)	492	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	10,950	227	(1,338)	(1,111)	87	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	58,570	(1,983)	(5,939)	(7,922)	458	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	48,700	1,097	(4,463)	(3,366)	193	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	138,800	(8,152)	(11,258)	(19,410)	838	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	119,200	3,138	15,301	18,439	0	(874)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	44,400	8,997	5,965	14,962	0	(302)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	68,300	(6,421)	(6,735)	(13,156)	1,182	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	25,000	3,018	5,877	8,895	0	(647)
Pay	UKRPI	3.475	Maturity	08/15/2030	GBP	25,600	(79)	(4,662)	(4,741)	48	0

$(3,592)	$(14,101)	$(17,693)	$4,587	$(2,674)

Total Swap Agreements	$9,511	$(35,124)	$(25,613)	$4,587	$(4,479)

(m)	Securities with an aggregate market value of $23,249 and cash of $51,640 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$37,011	DKK	260,220	$0	$(348)
07/2022	ZAR	3,482	$227	13	0
08/2022	CHF	2,688	2,759	0	(64)
08/2022	DKK	259,692	37,011	356	0
08/2022	EUR	19,344	20,737	407	0
08/2022	GBP	63,766	79,153	1,472	0
08/2022	JPY	1,065,100	8,271	400	0
08/2022	MXN	22,054	1,086	0	(3)
08/2022	NOK	7,268	763	25	0
08/2022	SEK	109,205	11,040	348	0
08/2022	$4,808	EUR	4,482	0	(98)
08/2022	1,447	GBP	1,176	0	(14)
BPS	07/2022	MXN	1,195,490	$59,486	37	0
07/2022	$57,153	MXN	1,195,490	2,296	0
08/2022	EUR	185,243	$195,701	1,019	0
08/2022	INR	88,828	1,140	19	0
08/2022	MXN	836,638	38,088	0	(3,253)
08/2022	NOK	5,150	534	10	0
08/2022	$5	IDR	72,767	0	0
08/2022	7,379	ZAR	117,705	0	(176)
09/2022	TWD	1,856	$67	4	0
09/2022	$58,610	MXN	1,195,490	58	0
11/2022	659	ZAR	10,635	0	(14)
BRC	08/2022	GBP	3,417	$4,247	84	0
08/2022	SGD	553	401	2	0
CBK	08/2022	AUD	34,818	24,535	493	0
08/2022	ZAR	117,705	7,486	282	0
09/2022	MXN	23,797	1,154	0	(16)
11/2022	ILS	13,767	4,371	387	0
11/2022	ZAR	20,355	1,353	118	0
12/2022	ILS	57,105	18,316	1,780	0
01/2023	37,194	11,775	982	0
GLM	07/2022	BRL	10,739	2,162	110	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

07/2022	$2,066	BRL	10,740	0	(14)
07/2022	ZAR	216	$13	0	0
08/2022	BRL	10,739	2,050	15	0
09/2022	HKD	73,519	9,388	0	0
HUS	08/2022	CHF	975	1,023	0	(1)
08/2022	CLP	6,126	7	1	0
08/2022	CNH	1,238	184	0	(1)
08/2022	IDR	368,456	25	1	0
08/2022	JPY	269,900	2,137	143	0
05/2023	CNH	1,247	186	0	(1)
JPM	08/2022	545	81	0	0
08/2022	IDR	837,584	57	1	0
08/2022	JPY	8,427,530	64,470	2,192	0
08/2022	KRW	1,354,135	1,064	13	0
08/2022	SGD	4,440	3,230	34	0
08/2022	TWD	50,542	1,715	11	0
09/2022	2,197	79	5	0
12/2022	ILS	25,905	8,400	899	0
MYI	07/2022	DKK	339,555	50,416	2,575	0
07/2022	$11,305	DKK	79,303	0	(131)
08/2022	DKK	54,502	$7,762	69	0
08/2022	EUR	105,919	112,070	755	0
08/2022	INR	149,190	1,910	27	0
08/2022	KRW	1,752,661	1,376	15	0
08/2022	TWD	15,030	510	3	0
08/2022	$2,669	CHF	2,645	110	0
08/2022	1,216	EUR	1,147	0	(11)
08/2022	39	IDR	575,716	0	(1)
09/2022	TWD	897	$32	2	0
SCX	07/2022	ILS	4,086	1,212	42	0
08/2022	AUD	3,041	2,186	87	0
08/2022	CHF	35,198	35,343	0	(1,628)
08/2022	CNH	2,197	328	0	0
08/2022	GBP	3,765	4,722	136	0
08/2022	JPY	538,800	4,179	197	0
08/2022	TWD	4,329	146	0	0
09/2022	ZAR	4,380	283	16	0
SOG	08/2022	NOK	7,929	808	3	0
08/2022	$1,178	GBP	970	4	0
UAG	09/2022	HKD	26,664	$3,405	0	0
09/2022	MXN	337,336	16,929	352	0

Total Forward Foreign Currency Contracts	$18,410	$(5,774)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	241,600	$2,320	$5,868

Total Purchased Options	$2,320	$5,868

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	7,400	$(11)	$(5)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250	07/20/2022	2,700	(28)	(54)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	6,400	(29)	(14)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	3,700	(10)	(12)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	7,500	(14)	(3)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	1,600	(15)	(18)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	8,800	(40)	(19)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	10,500	(24)	(17)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	4,600	(56)	(70)
Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	3,800	(34)	(43)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	4,300	(13)	(16)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	5,200	(8)	(3)

$(282)	$(274)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	483,200	$(2,319)	$(6,589)

Total Written Options	$(2,601)	$(6,863)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	2.451%	EUR	1,600	$370	$(227)	$143	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAUSST Index	4,861	1.709% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	$25,583	$0	$(1,577)	$0	$(1,577)
Receive	ERAEMLT Index	31,606	2.623% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	104,873	0	(3,590)	0	(3,590)
Receive	NDDUEAFE Index	585	1.360% (1-Month USD-LIBOR less a specified spread)	Monthly	10/12/2022	3,621	0	(2)	0	(2)
Receive	RADMFXNT Index	2,384	1.460% (1-Month USD-LIBOR less a specified spread)	Monthly	10/12/2022	3,295	0	(2)	0	(2)
Receive	RADMFXNT Index	23,336	1.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	30,874	0	(71)	0	(71)
Receive	ERADXULT Index	28,362	1.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	54,511	0	(56)	0	(56)
Receive	RADMFXNT Index	99,112	1.570% (1-Month USD-LIBOR less a specified spread)	Monthly	02/08/2023	136,980	0	(114)	0	(114)
Receive	RU20INTR Index	3,810	1.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	33,907	0	(30)	0	(30)
Receive	ERADXULT Index	29,870	2.170% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	57,409	0	(79)	0	(79)
Receive	RADMFXNT Index	34,381	1.655% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	47,517	0	(43)	0	(43)
Receive	RADMFXNT Index	33,806	1.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	46,722	0	(38)	0	(38)
CBK	Receive	NDDUEAFE Index	1,861	1.458% (1-Month USD-LIBOR less a specified spread)	Monthly	07/20/2022	11,587	0	(75)	0	(75)
Receive	NDDUEAFE Index	15,578	1.463% (1-Month USD-LIBOR less a specified spread)	Monthly	08/03/2022	96,994	0	(629)	0	(629)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

FAR	Receive	RU20INTR Index	2,760	1.032% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	24,563	0	(75)	0	(75)
	Receive	RU20INTR Index	6,860	1.376% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/05/2022	66,421	0	(5,520)	0	(5,520)
	Receive	ERAUSST Index	10,127	1.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	50,049	0	(51)	0	(51)
JPM	Receive	ERAUSST Index	27,223	1.693% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/20/2022	144,475	0	(10,030)	0	(10,030)
	Receive	RADMFXNT Index	24,996	1.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	34,546	0	(39)	0	(39)
	Receive	RADMFENT Index	44,549	2.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/10/2022	58,938	0	(73)	0	(73)
	Receive	RADMFXNT Index	97,828	1.310% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	135,205	0	(167)	0	(167)
	Receive	RADMFXNT Index	62,668	1.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	82,910	0	(115)	0	(115)
	Receive	ERAUSST Index	3,843	1.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	18,993	0	(23)	0	(23)
	Receive	ERAEMLT Index	19,104	2.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	61,281	0	(104)	0	(104)
	Receive	RADMFXNT Index	20,545	1.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	27,181	0	(31)	0	(31)
	Receive	ERADXULT Index	3,092	2.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/02/2022	5,943	0	(8)	0	(8)
	Receive	ERAEMLT Index	70,799	2.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/09/2022	227,105	0	(395)	0	(395)
	Receive	RADMFXNT Index	17,023	1.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/09/2022	22,521	0	(25)	0	(25)
	Receive	RADMFXNT Index	83,729	2.100% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	110,773	0	(144)	0	(144)
	Receive	ERADXULT Index	107,850	2.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	207,283	0	(269)	0	(269)
	Receive	ERADXULT Index	132,330	2.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	254,333	0	(337)	0	(337)
	Receive	ERAEMLT Index	50,463	2.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/15/2023	161,872	0	(277)	0	(277)
	Receive	ERADXULT Index	57,218	2.080% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2023	109,971	0	(82)	0	(82)
	Receive	ERAEMLT Index	90,740	2.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	291,070	0	(508)	0	(508)
	Receive	ERAUSST Index	16,714	1.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	82,604	0	(58)	0	(58)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

	Receive	RADMFENT Index	23,460	1.960% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	31,038	0	(36)	0	(36)
MBC	Receive	NDUEEGF Index	46,935	1.300% (1-Month USD-LIBOR less a specified spread)	Monthly	02/08/2023	23,517	0	(19)	0	(19)
	Receive	NDDUEAFE Index	2,744	1.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/05/2023	16,984	0	(14)	0	(14)
	Receive	NDUEEGF Index	53,221	1.510% (1-Month USD-LIBOR less a specified spread)	Monthly	04/05/2023	26,666	0	(26)	0	(26)
MEI	Receive	ERAEMLT Index	20,428	2.050% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/06/2022	73,422	0	(8,015)	0	(8,015)
	Receive	NDDUEAFE Index	1,851	1.390% (1-Month USD-LIBOR less a specified spread)	Monthly	08/17/2022	11,457	0	(8)	0	(8)
	Receive	NDDUEAFE Index	3,783	1.463% (1-Month USD-LIBOR less a specified spread)	Monthly	08/24/2022	23,554	0	(153)	0	(153)
	Receive	ERADXULT Index	109,645	1.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	210,733	0	(317)	0	(317)
	Receive	NDDUEAFE Index	23,257	1.458% (1-Month USD-LIBOR less a specified spread)	Monthly	09/21/2022	144,806	0	(940)	0	(940)
	Receive	ERAEMLT Index	9,890	2.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/11/2023	31,725	0	(56)	0	(56)
	Receive	ERAEMLT Index	13,180	2.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/29/2023	42,278	0	(62)	0	(62)
MYI	Receive	NDDUEAFE Index	32,337	1.550% (1-Month USD-LIBOR less a specified spread)	Monthly	05/17/2023	200,148	0	(163)	0	(163)
	Receive	NDDUEAFE Index	9,550	1.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/24/2023	59,109	0	(44)	0	(44)
SOG	Receive	ERAUSST Index	11,355	1.510% (1-Month USD-LIBOR less a specified spread)	Monthly	08/24/2022	56,118	0	(46)	0	(46)
UAG	Receive	NDDUEAFE Index	6,763	1.055% (1-Month USD-LIBOR less a specified spread)	Monthly	07/13/2022	41,859	0	(56)	0	(56)
	Receive	NDDUEAFE Index	8,715	1.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	53,941	0	(49)	0	(49)
	Receive	ERAUSST Index	9,480	1.713% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/01/2022	50,311	0	(3,493)	0	(3,493)
	Receive	RU20INTR Index	3,209	1.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/01/2023	28,559	0	(27)	0	(27)

								$0	$(38,161)	$0	$(38,161)

Total Swap Agreements								$370	$(38,388)	$143	$(38,161)

(o)

Securities with an aggregate market value of $331,202 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$227,686	$0	$227,686
Industrials	0	97,567	0	97,567
Utilities	0	14,995	0	14,995
Municipal Bonds & Notes
California	0	2,246	0	2,246
Illinois	0	489	0	489
Nebraska	0	24	0	24
New Jersey	0	423	0	423
Ohio	0	67	0	67
Pennsylvania	0	6	0	6
Washington	0	811	0	811
U.S. Government Agencies	0	10,219	0	10,219
U.S. Treasury Obligations	0	127,837	0	127,837
Non-Agency Mortgage-Backed Securities	0	347,476	0	347,476
Asset-Backed Securities	0	1,153,539	26,559	1,180,098
Sovereign Issues	0	4,573	0	4,573
Preferred Securities
Banking & Finance	0	5,341	0	5,341
Real Estate	673	0	0	673
Short-Term Instruments
Commercial Paper	0	19,936	0	19,936
Repurchase Agreements	0	1,623,300	0	1,623,300
Short-Term Notes	0	101,586	0	101,586
Israel Treasury Bills	0	34,297	0	34,297
U.S. Treasury Bills	0	722,935	0	722,935
U.S. Treasury Cash Management Bills	0	397,797	0	397,797

	$673	$4,893,150	$26,559	$4,920,382
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,281	$0	$0	$56,281

Total Investments	$56,954	$4,893,150	$26,559	$4,976,663

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(208,850)	$0	$(208,850)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,537	0	8,537
Over the counter	0	24,421	0	24,421

	$0	$32,958	$0	$32,958
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,065)	(7,967)	0	(9,032)
Over the counter	0	(50,798)	0	(50,798)

	$(1,065)	$(58,765)	$0	$(59,830)

Total Financial Derivative Instruments	$(1,065)	$(25,807)	$0	$(26,872)

Totals	$55,889	$4,658,493	$26,559	$4,740,941

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 224.4% ¤
CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 5.4%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$196
American Tower Corp. 3.000% due 06/15/2023		39	39
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	38
3.950% due 07/01/2024		157	150
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		333	333
Crown Castle International Corp. 3.150% due 07/15/2023		666	659
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		254	253
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	318
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	8,866	1,012
1.000% due 10/01/2050		34,407	3,813
1.000% due 10/01/2053		24,981	2,579
1.500% due 10/01/2053		26,608	3,020
2.000% due 10/01/2053		3,991	476
Natwest Group PLC
3.747% (US0003M + 1.550%) due 06/25/2024 ~		$769	770
4.519% due 06/25/2024 •		488	487
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		39	39
3.450% due 03/15/2023		20	20
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	3,661	420
1.000% due 10/01/2050		45,208	5,020
1.500% due 10/01/2053		54,844	6,133
Nykredit Realkredit AS
0.500% due 10/01/2043		47,274	5,379
1.000% due 10/01/2050		115,035	12,738
1.000% due 10/01/2053		25,727	2,808
1.500% due 10/01/2053		329,518	37,288
2.000% due 10/01/2053		28,773	3,325
Realkredit Danmark AS
1.000% due 10/01/2050		25,962	2,873
1.000% due 10/01/2053		63,021	6,544
1.500% due 10/01/2053		105,099	11,955
2.000% due 10/01/2053		8,392	965
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,600	1,396
UniCredit SpA 7.830% due 12/04/2023		$910	943

			111,989

INDUSTRIALS 0.0%
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		22	22
Discovery Communications LLC 2.950% due 03/20/2023		10	10
Energy Transfer LP 3.600% due 02/01/2023		20	20
Enterprise Products Operating LLC 3.350% due 03/15/2023		39	39
Komatsu Finance America, Inc. 2.437% due 09/11/2022		220	220
RELX Capital, Inc. 3.500% due 03/16/2023		20	20
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		11	11
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		34	34

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

VMware, Inc. 3.900% due 08/21/2027	39	37

		413

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	20	20
Verizon Communications, Inc.
2.355% due 03/15/2032	46	38
4.016% due 12/03/2029	285	277

		335

Total Corporate Bonds & Notes (Cost $153,689)		112,737

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
1.524% due 09/01/2044 - 10/01/2044 •	2	2
2.054% due 10/25/2036 •	2	2
2.074% due 08/25/2037 •	57	57
2.125% due 04/24/2026 (m)	705	681
2.352% due 05/01/2038 •	290	299
Freddie Mac
1.704% due 07/15/2036 •	21	21
1.756% due 09/01/2036 •	3	3
1.774% due 05/15/2032 - 09/15/2042 •	163	162
1.924% (US0001M + 0.600%) due 12/15/2037 ~	26	26
1.927% due 10/01/2036 •	4	4
1.944% due 10/15/2037 •	37	37
2.294% due 07/01/2036 •	8	8
Ginnie Mae
0.218% due 10/16/2053 ~(a)	134	0
0.382% due 08/20/2068 •	692	675
1.362% (US0001M + 0.300%) due 10/20/2043 ~	329	326
1.995% (US0001M + 0.400%) due 02/20/2049 ~	468	466
U.S. Small Business Administration
4.840% due 05/01/2025	3	3
4.990% due 09/01/2024	3	3
5.160% due 02/01/2028	3	3
5.310% due 05/01/2027	4	4
5.510% due 11/01/2027	2	2
5.820% due 06/01/2026	3	3
5.870% due 07/01/2028	2	2
6.770% due 11/01/2028	4	4
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	405	391
4.000% due 09/01/2048 - 04/01/2050	112	111
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2052	1,500	1,348
3.000% due 07/01/2052 - 08/01/2052	14,300	13,308
3.500% due 07/01/2052 - 08/01/2052	4,800	4,612
4.000% due 07/01/2052	59,500	58,690

Total U.S. Government Agencies (Cost $82,077)		81,253

U.S. TREASURY OBLIGATIONS 117.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2023 (m)	44,786	45,544
0.125% due 07/15/2024	38,158	38,531
0.125% due 10/15/2024 (i)	82,132	82,654
0.125% due 04/15/2025	92,322	92,393
0.125% due 10/15/2025	113,630	113,579
0.125% due 04/15/2026 (i)	71,721	71,076
0.125% due 07/15/2026 (i)	39,127	38,825
0.125% due 10/15/2026 (i)	116,465	115,453
0.125% due 04/15/2027	24,263	23,900
0.125% due 01/15/2030	93,755	89,556
0.125% due 07/15/2030	104,285	99,530
0.125% due 01/15/2031 (i)	62,993	59,966
0.125% due 07/15/2031 (i)	126,734	120,606
0.125% due 01/15/2032 (i)	94,683	89,958
0.125% due 02/15/2051 (i)(m)	9,781	7,550
0.125% due 02/15/2052 (m)	15,056	11,716
0.250% due 01/15/2025	65,535	65,949
0.250% due 07/15/2029 (i)(m)	21,471	20,833
0.250% due 02/15/2050 (i)(m)	16,527	13,076
0.375% due 07/15/2023 (i)(k)	44,478	45,265
0.375% due 07/15/2025 (k)	35,836	36,205
0.375% due 01/15/2027 (i)	56,361	56,176
0.375% due 07/15/2027 (i)	77,133	76,891
0.500% due 04/15/2024 (i)	44,222	44,842
0.500% due 01/15/2028	101,006	100,371
0.625% due 04/15/2023 (i)	140,311	142,717
0.625% due 01/15/2024	107,359	109,212
0.625% due 01/15/2026	33,765	34,155

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

0.625% due 02/15/2043		39,146	34,651
0.750% due 07/15/2028 (i)		157,531	158,750
0.750% due 02/15/2042 (m)		36,933	33,803
0.750% due 02/15/2045 (i)		74,633	66,954
0.875% due 01/15/2029		95,235	96,184
0.875% due 02/15/2047		24,196	22,402
1.000% due 02/15/2046 (i)		52,823	50,152
1.000% due 02/15/2048 (m)		14,652	14,015
1.000% due 02/15/2049 (i)(m)		4,552	4,390
1.375% due 02/15/2044 (i)		58,490	59,929
1.750% due 01/15/2028 (m)		5,894	6,260
2.000% due 01/15/2026 (k)(m)		4,143	4,390
2.125% due 02/15/2040 (m)		15,987	18,688
2.125% due 02/15/2041		19,123	22,251
3.375% due 04/15/2032 (m)		119	149
3.875% due 04/15/2029 (i)(m)		821	992
U.S. Treasury Notes
1.625% due 05/15/2026		3,123	2,961
2.000% due 02/15/2025 (k)		3,096	3,017
2.750% due 02/15/2024 (m)		4,890	4,874

Total U.S. Treasury Obligations (Cost $2,710,296)			2,451,341

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust 2.930% due 07/25/2035 ~		10	10
Alliance Bancorp Trust 2.104% (US0001M + 0.480%) due 07/25/2037 ~		1,567	1,360
AREIT Trust 3.508% due 04/15/2037 •		40	38
BAMLL Commercial Mortgage Securities Trust 2.374% due 09/15/2038 •		700	678
Banc of America Funding Trust 2.810% due 05/20/2036 ^~		26	25
Bear Stearns Adjustable Rate Mortgage Trust
2.282% due 01/25/2035 ~		10	10
3.025% due 01/25/2035 ~		7	6
3.333% due 02/25/2036 ^~		30	28
3.440% due 07/25/2036 ^~		13	12
Bear Stearns ALT-A Trust 4.307% due 07/25/2035 ^~		65	51
Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~		10	10
2.894% due 12/25/2035 ^~		2	2
2.963% due 02/25/2037 ~		9	8
5.500% due 12/25/2022 ^		41	20
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~		7	7
2.480% (H15T1Y + 2.400%) due 11/25/2035 ~		3	3
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,275	1,121
5.500% due 11/25/2035 ^		10	9
6.000% due 03/25/2037 ^		663	306
6.500% due 09/25/2037 ^		171	82
Countrywide Home Loan Mortgage Pass-Through Trust
2.892% due 11/20/2034 ~		24	23
2.973% due 08/20/2035 ^~		136	128
5.500% due 01/25/2035		20	20
6.000% due 04/25/2036		44	27
Countrywide Home Loan Reperforming REMIC Trust 1.964% (US0001M + 0.340%) due 06/25/2035 ~		6	6
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.324% due 10/25/2035 ^•		46	25
Credit Suisse Mortgage Capital Certificates 5.907% due 10/26/2036 ~		3	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.246% due 04/25/2047 •		138	129
Eurosail PLC
2.540% due 06/13/2045 •	GBP	35	43
2.540% (BP0003M + 0.950%) due 06/13/2045 ~		104	126
First Horizon Alternative Mortgage Securities Trust
2.729% due 04/25/2035 ~		$23	23
6.000% due 02/25/2037 ^		62	30
GCAT LLC 2.981% due 09/25/2025 þ		1,535	1,510
GSR Mortgage Loan Trust
2.867% due 01/25/2036 ^~		8	8
2.933% due 09/25/2035 ~		1	1
2.938% due 09/25/2035 ~		1	1
3.049% due 11/25/2035 ~		6	6
HarborView Mortgage Loan Trust
1.817% due 12/19/2036 •		869	764
1.872% due 03/19/2037 •		75	67
2.052% due 05/19/2035 •		46	43
2.232% (US0001M + 0.620%) due 11/19/2035 ~		57	47
2.292% due 06/20/2035 •		40	37

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Hawksmoor Mortgages 1.703% due 05/25/2053 •	GBP	712	865
HomeBanc Mortgage Trust
2.164% due 10/25/2035 •		$1	1
2.284% (US0001M + 0.660%) due 10/25/2035 ~		2	2
IndyMac INDA Mortgage Loan Trust 2.847% due 11/25/2035 ^~		15	12
IndyMac INDX Mortgage Loan Trust
2.044% (US0001M + 0.420%) due 07/25/2036 ~		91	86
2.184% due 07/25/2035 •		387	300
JP Morgan Alternative Loan Trust
2.024% due 06/25/2037 •		917	421
6.810% due 08/25/2036 ^þ		165	157
JP Morgan Mortgage Trust
2.904% due 07/25/2035 ~		3	3
MASTR Adjustable Rate Mortgages Trust 3.052% due 11/21/2034 ~		11	11
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.064% (US0001M + 0.740%) due 09/15/2030 ~		8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.804% due 06/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
2.292% due 12/25/2034 ~		6	5
3.466% due 06/25/2035 ~		17	16
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		678	657
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		18	15
6.000% due 09/25/2036 ^		48	40
Residential Asset Securitization Trust
2.024% due 05/25/2035 •		153	107
5.750% due 03/25/2037 ^		50	20
6.500% due 09/25/2036 ^		883	386
Structured Adjustable Rate Mortgage Loan Trust
2.012% due 11/25/2034 •		64	59
3.014% due 03/25/2036 ^~		24	19
Structured Asset Mortgage Investments Trust
2.044% due 05/25/2036 •		7	5
2.275% (US0001M + 0.680%) due 05/19/2035 ~		4	4
Thornburg Mortgage Securities Trust 4.833% due 03/25/2037 ^•		222	194
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	1,195	1,450
WaMu Mortgage Pass-Through Certificates Trust
2.364% due 11/25/2034 •		$20	18
2.364% due 01/25/2045 •		28	27
2.421% due 10/25/2034 ~		3	3
2.424% (US0001M + 0.800%) due 01/25/2045 ~		23	22
2.808% due 01/25/2035 ~		4	4
3.050% due 08/25/2036 ^~		1	1
3.081% due 06/25/2034 ~		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		11	9
Wells Fargo Mortgage-Backed Securities Trust 2.870% due 04/25/2036 ~		19	18

Total Non-Agency Mortgage-Backed Securities (Cost $12,764)			11,801

ASSET-BACKED SECURITIES 12.4%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		1,000	977
ACE Securities Corp. Home Equity Loan Trust
2.494% due 05/25/2035 •		92	91
2.524% due 12/25/2034 •		50	46
2.749% due 04/25/2035 •		2,000	1,742
3.424% due 06/25/2034 •		2	2
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	1,000	1,028
American Money Management Corp. CLO Ltd.
1.914% due 04/17/2029 •		$4,156	4,103
2.352% (US0003M + 0.950%) due 11/10/2030 ~		800	787
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •		3,400	3,361
2.276% due 07/22/2032 •		5,600	5,443
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •		8,716	8,589
Apidos CLO
1.944% (US0003M + 0.900%) due 07/18/2029 ~		600	591
1.974% due 07/17/2030 •		1,000	986
Aqueduct European CLO DAC 0.640% (EUR003M + 0.640%) due 07/20/2030 ~	EUR	2,721	2,810
Ares CLO Ltd.
1.914% (US0003M + 0.870%) due 01/15/2029 ~		$9,151	9,016
2.186% (US0003M + 1.050%) due 04/22/2031 ~		5,600	5,464
Argent Mortgage Loan Trust 2.104% due 05/25/2035 •		82	74

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	2,400	2,450
Asset-Backed Securities Corp. Home Equity Loan Trust 2.084% due 11/25/2036 •		$701	680
Atrium Corp. 1.966% due 04/22/2027 •		299	295
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	2,000	2,034
Barings CLO Ltd. 2.133% (US0003M + 1.070%) due 01/20/2032 ~		$1,600	1,565
Bear Stearns Asset-Backed Securities Trust
2.284% (US0001M + 0.660%) due 02/25/2036 ~		946	885
2.624% due 09/25/2046 •		34	31
Benefit Street Partners CLO Ltd.
2.074% (US0003M + 1.030%) due 01/17/2032 ~		2,000	1,948
2.124% due 07/15/2032 •		7,100	6,967
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		4,900	4,817
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~	EUR	1,600	1,621
BlueMountain Fuji EUR CLO II DAC 0.650% due 07/15/2030 •		2,412	2,489
BlueMountain Fuji Eur CLO V DAC 0.910% due 01/15/2033 •		1,700	1,714
BNC Mortgage Loan Trust 1.944% due 11/25/2036 •		$1,010	982
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	3,198	3,308
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		2,300	2,349
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		3,100	3,174
Carlyle Global Market Strategies CLO Ltd. 2.361% due 08/14/2030 •		$1,900	1,872
Carlyle U.S. CLO Ltd. 2.224% (US0003M + 1.180%) due 01/15/2030 ~		500	492
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		2,300	2,257
CIFC Funding Ltd. 2.044% due 04/18/2031 •		1,400	1,376
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •		108	107
Citigroup Mortgage Loan Trust
1.894% (US0001M + 0.270%) due 05/25/2037 ~		2,400	2,195
2.329% due 03/25/2037 •		4,100	3,824
Citigroup Mortgage Loan Trust, Inc. 2.119% due 10/25/2036 •		254	245
Countrywide Asset-Backed Certificates 1.874% (US0001M + 0.250%) due 03/25/2037 ~		235	223
Countrywide Asset-Backed Certificates Trust
1.764% due 05/25/2035 •		367	357
1.764% due 07/25/2037 •		83	77
1.814% due 11/25/2037 •		3,054	2,833
1.824% (US0001M + 0.200%) due 09/25/2037 ~		21	18
2.104% due 05/25/2036 •		845	698
2.659% (US0001M + 1.035%) due 12/25/2035 ~		286	276
3.349% due 11/25/2034 •		2,920	2,773
5.805% due 04/25/2036 ^~		97	86
Countrywide Asset-Backed Certificates Trust, Inc.
2.404% due 11/25/2034 •		19	18
2.479% (US0001M + 0.855%) due 08/25/2034 ~		3	3
Crestline Denali CLO Ltd.
2.093% (US0003M + 1.030%) due 04/20/2030 ~		5,100	5,026
2.324% due 10/23/2031 •		3,200	3,130
CVC Cordatus Loan Fund DAC
0.630% (EUR003M + 0.630%) due 09/15/2031 ~	EUR	1,000	1,025
0.650% due 10/15/2031 •		1,000	1,023
0.780% (EUR003M + 0.780%) due 08/15/2032 ~		1,600	1,642
Dryden Euro CLO BV 0.660% due 04/15/2033 •		1,500	1,525
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		1,900	1,926
Dryden Senior Loan Fund
2.024% due 04/15/2028 •		$2,358	2,324
2.421% due 05/15/2031 •		500	492
Elevation CLO Ltd. 2.134% (US0003M + 0.950%) due 10/25/2030 ~		9,100	8,929
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	300	306
First Franklin Mortgage Loan Trust
2.329% (US0001M + 0.705%) due 11/25/2036 ~		$568	548
2.494% due 09/25/2035 •		715	707
Fremont Home Loan Trust
1.759% due 10/25/2036 •		118	107
1.764% due 01/25/2037 •		204	119
1.864% due 10/25/2036 •		692	329
2.464% due 03/25/2035 •		1,701	1,462

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

GoldenTree Loan Management U.S. CLO Ltd. 1.973% due 11/20/2030 •		2,000	1,957
GSAMP Trust
1.824% (US0001M + 0.200%) due 11/25/2036 ~		94	50
2.359% due 09/25/2035 ^•		7	7
2.599% due 03/25/2035 ^•		114	107
Halseypoint Clo Ltd. 2.163% due 07/20/2031 •		800	791
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	3,000	3,071
0.680% due 10/20/2031 •		1,800	1,841
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~		$102	81
HSI Asset Securitization Corp. Trust 2.164% due 02/25/2036 •		77	76
ICG U.S. CLO Ltd. 2.216% due 07/22/2031 •		800	786
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.674% due 11/25/2034 •		22	21
IndyMac INDB Mortgage Loan Trust 1.764% due 07/25/2036 •		913	307
Jubilee CLO DAC
0.600% due 04/15/2030 •	EUR	2,800	2,893
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		3,300	3,416
0.650% (EUR003M + 0.650%) due 04/15/2031 ~		800	823
KKR CLO Ltd.
1.994% due 07/15/2030 •		$1,000	983
2.224% (US0003M + 1.180%) due 01/15/2031 ~		1,600	1,578
LCM LP 2.063% due 07/20/2030 •		1,900	1,870
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		846	582
Lehman XS Trust 4.157% due 06/25/2036 þ		237	238
LoanCore Issuer Ltd.
2.454% due 05/15/2036 •		33	33
2.624% due 07/15/2036 •		900	871
Long Beach Mortgage Loan Trust 1.864% due 08/25/2036 •		77	36
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	1,992	2,045
Marathon CLO Ltd. 2.194% due 04/15/2029 •		$2,200	2,172
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		55	55
MASTR Asset-Backed Securities Trust 1.964% due 06/25/2036 •		239	214
Merrill Lynch Mortgage Investors Trust
2.044% (US0001M + 0.420%) due 02/25/2037 ~		1,415	486
2.344% (US0001M + 0.720%) due 10/25/2035 ~		1,223	1,133
2.344% (US0001M + 0.720%) due 05/25/2036 ~		10	10
MidOcean Credit CLO
2.269% due 01/29/2030 •		1,411	1,393
2.528% due 02/20/2031 •		300	295
Morgan Stanley ABS Capital, Inc. Trust
1.754% (US0001M + 0.130%) due 10/25/2036 ~		600	542
2.524% (US0001M + 0.900%) due 05/25/2034 ~		1,710	1,607
2.659% due 07/25/2035 •		673	660
Mountain View CLO LLC 2.084% (US0003M + 1.040%) due 01/16/2031 ~		7,000	6,867
Mountain View CLO Ltd. 1.841% (US0003M + 0.820%) due 10/13/2027 ~		113	113
MP CLO Ltd. 1.934% due 10/18/2028 •		5,098	5,002
North Carolina State Education Assistance Authority 2.424% due 07/25/2039 •		356	353
NovaStar Mortgage Funding Trust 2.329% due 01/25/2036 •		166	165
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •		1,000	977
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 2.384% (US0001M + 0.760%) due 12/25/2035 ~		493	477
Option One Mortgage Loan Trust
1.764% due 01/25/2037 •		226	157
1.764% (US0001M + 0.140%) due 03/25/2037 ~		188	133
1.864% due 04/25/2037 •		2,971	1,532
Ownit Mortgage Loan Trust 1.904% (US0001M + 0.280%) due 09/25/2037 ~		5,024	4,411
OZLM Ltd.
2.163% due 10/20/2031 •		300	294
2.441% due 05/16/2030 •		600	590
Palmer Square CLO Ltd. 2.044% due 10/17/2031 •		500	489
Palmer Square Loan Funding Ltd. 1.863% (US0003M + 0.800%) due 07/20/2029 ~		1,833	1,810

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Renaissance Home Equity Loan Trust
2.484% due 06/25/2033 •		1,718	1,579
2.724% (US0001M + 1.100%) due 09/25/2037 ~		790	393
5.294% due 01/25/2037 þ		7,286	2,828
Residential Asset Securities Corp. Trust
1.904% due 09/25/2036 •		2,185	2,117
2.104% (US0001M + 0.240%) due 08/25/2036 ~		361	325
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~		900	884
Saranac CLO Ltd. 2.584% due 08/13/2031 •		3,900	3,820
Saxon Asset Securities Trust 1.934% due 09/25/2037 •		78	75
Sculptor CLO Ltd. 2.314% (US0003M + 1.270%) due 01/15/2031 ~		3,400	3,327
Securitized Asset-Backed Receivables LLC Trust
2.124% due 05/25/2036 •		948	557
2.299% due 10/25/2035 •		3,105	3,027
SLM Student Loan Trust 2.684% due 04/25/2023 •		192	192
Sound Point CLO Ltd.
2.113% due 10/20/2028 •		2,105	2,080
2.164% due 07/25/2030 •		1,300	1,279
2.174% due 01/23/2029 •		2,519	2,489
Soundview Home Loan Trust
1.824% due 06/25/2037 •		783	579
2.574% due 10/25/2037 •		106	85
Specialty Underwriting & Residential Finance Trust
1.824% due 04/25/2037 •		3,296	2,451
1.944% due 09/25/2037 •		11,793	7,232
Structured Asset Securities Corp. Mortgage Loan Trust
2.194% due 10/25/2036 •		222	218
2.562% due 04/25/2035 •		7	6
TCI-Symphony CLO Ltd. 2.041% due 10/13/2032 •		7,200	7,026
TCW CLO Ltd. 2.154% (US0003M + 0.970%) due 04/25/2031 ~		5,200	5,089
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~		2,042	2,020
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	1,500	1,532
Venture CLO Ltd.
1.924% due 04/15/2027 •		$758	750
1.924% due 07/15/2027 •		42	42
1.963% due 10/20/2028 •		609	602
2.053% due 07/20/2030 •		5,800	5,707
2.113% due 07/20/2030 •		3,500	3,458
2.163% (US0003M + 1.100%) due 01/20/2029 ~		2,892	2,864
2.401% due 09/07/2030 •		800	789
Vibrant CLO Ltd. 2.103% due 09/15/2030 •		1,900	1,864
Voya CLO Ltd. 2.044% (US0003M + 1.000%) due 10/15/2030 ~		1,000	983
Wellfleet CLO Ltd. 1.953% due 07/20/2029 •		1,291	1,278
Wells Fargo Home Equity Asset-Backed Securities Trust 4.024% (US0001M + 2.400%) due 12/25/2034 ~		137	137
Wind River CLO Ltd. 2.094% due 07/18/2031 •		797	781

Total Asset-Backed Securities (Cost $273,640)			259,634

SOVEREIGN ISSUES 4.9%
Australia Government International Bond 3.000% due 09/20/2025	AUD	2,054	1,553
Canada Government Real Return Bond 4.250% due 12/01/2026 (f)	CAD	1,136	1,018
Denmark Government International Bond 0.100% due 11/15/2023 (f)	DKK	3,979	586
France Government International Bond
0.100% due 07/25/2031 (f)	EUR	4,810	5,267
0.250% due 07/25/2024 (f)		10,239	11,485
2.100% due 07/25/2023 (f)		569	638
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033 (f)		4,791	4,351
0.400% due 05/15/2030 (f)		12,415	12,403
1.400% due 05/26/2025 (f)		32,361	35,349
Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	51,173	399
0.100% due 03/10/2028 (f)		602,846	4,670
0.100% due 03/10/2029 (f)		1,924,531	14,936
Mexico Government International Bond 4.500% due 11/22/2035	MXN	1,472	77
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	408	261
3.000% due 09/20/2030		2,992	2,017

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Peru Government International Bond 5.940% due 02/12/2029	PEN	659	157
Qatar Government International Bond 3.875% due 04/23/2023		$352	354
Saudi Government International Bond 4.000% due 04/17/2025		601	606
United Kingdom Gilt 1.250% due 11/22/2027 (f)	GBP	4,477	6,358

Total Sovereign Issues (Cost $117,542)			102,485

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		34,800	3,878
Marriott International, Inc. 'A'		33,800	4,597

			8,475

REAL ESTATE 0.5%
CBRE Group, Inc. 'A' (c)		51,757	3,810
Howard Hughes Corp. (c)		87,434	5,950

			9,760

Total Common Stocks (Cost $23,375)			18,235

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		223,000	196

Total Preferred Securities (Cost $239)			196

REAL ESTATE INVESTMENT TRUSTS 24.1%
REAL ESTATE 24.1%
Agree Realty Corp.		77,276	5,574
Alexandria Real Estate Equities, Inc.		141,052	20,457
American Assets Trust, Inc.		141,438	4,201
American Homes 4 Rent 'A'		279,279	9,898
American Tower Corp.		21,483	5,491
Apartment Income REIT Corp.		103,777	4,317
AvalonBay Communities, Inc.		65,629	12,748
Boston Properties, Inc.		71,237	6,339
Camden Property Trust		61,790	8,309
Crown Castle International Corp.		56,264	9,474
CubeSmart		223,808	9,561
Digital Realty Trust, Inc.		102,164	13,264
Duke Realty Corp.		306,738	16,855
Equinix, Inc.		7,545	4,957
Equity LifeStyle Properties, Inc.		208,952	14,725
Equity Residential		166,304	12,010
Essex Property Trust, Inc.		66,232	17,320
Extra Space Storage, Inc.		51,457	8,754
First Industrial Realty Trust, Inc.		177,496	8,427
Gaming & Leisure Properties, Inc.		182,506	8,370
Healthpeak Properties, Inc.		678,993	17,593
Host Hotels & Resorts, Inc.		675,901	10,598
Hudson Pacific Properties, Inc.		121,524	1,803
InvenTrust Properties Corp.		231,200	5,963
Invitation Homes, Inc.		696,837	24,793
Kilroy Realty Corp.		163,021	8,531
Life Storage, Inc.		121,450	13,561
Medical Properties Trust, Inc.		232,715	3,554
Mid-America Apartment Communities, Inc.		65,098	11,371
Paramount Group, Inc.		445,500	3,221
Prologis, Inc.		189,794	22,329
Public Storage		73,518	22,987
Regency Centers Corp.		68,138	4,041
Retail Opportunity Investments Corp.		423,229	6,679
Rexford Industrial Realty, Inc.		86,712	4,994
RLJ Lodging Trust		1,055,654	11,644
Ryman Hospitality Properties, Inc.		140,700	10,697
Safehold, Inc.		61,578	2,178
SBA Communications Corp.		31,197	9,985
Simon Property Group, Inc.		73,594	6,985
SITE Centers Corp.		609,695	8,213
Sun Communities, Inc.		52,471	8,362
Sunstone Hotel Investors, Inc.		823,690	8,171

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Terreno Realty Corp.	57,476	3,203
UDR, Inc.	244,879	11,274
Ventas, Inc.	260,682	13,407
VICI Properties, Inc.	1,004,395	29,921
Welltower, Inc.	55,577	4,577
WP Carey, Inc.	160,188	13,273

Total Real Estate Investment Trusts (Cost $497,803)		504,959

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 55.0%
REPURCHASE AGREEMENTS (h) 39.0%		816,500

U.S. TREASURY BILLS 10.9%
0.863% due 07/14/2022 - 09/22/2022 (d)(e)(i)(m)	$227,684	227,515

U.S. TREASURY CASH MANAGEMENT BILLS 5.1%
1.825% due 09/06/2022 - 11/01/2022 (b)(d)(e)	107,200	106,615

Total Short-Term Instruments (Cost $1,150,681)		1,150,630

Total Investments in Securities (Cost $5,022,106)		4,693,271

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	1,001,334	9,717

Total Short-Term Instruments (Cost $9,717)		9,717

Total Investments in Affiliates (Cost $9,717)		9,717

Total Investments 224.9% (Cost $5,031,823)		$4,702,988
Financial Derivative Instruments (j)(l) (2.4)%(Cost or Premiums, net $(3,608))		(50,978)
Other Assets and Liabilities, net (122.5)%		(2,560,675)

Net Assets 100.0%		$2,091,335

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	1.540%	06/30/2022	07/01/2022	$377,100	U.S. Treasury Bonds 3.000% due 11/15/2044 - 02/15/2048	$(389,179)	$377,100	$377,116
BRC	1.470	07/01/2022	07/05/2022	361,800	Fannie Mae 3.000% due 02/01/2050	(169,706)	361,800	361,800
Ginnie Mae 2.500% due 04/20/2050	(203,338)
1.530	07/01/2022	07/05/2022	25,300	U.S. Treasury Bonds 2.375% due 02/15/2042	(25,835)	25,300	25,300
SGY	1.480	06/30/2022	07/01/2022	52,300	U.S. Treasury Notes 0.375% due 09/15/2024	(53,386)	52,300	52,302

Total Repurchase Agreements	$(841,444)	$816,500	$816,518

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.510%	06/22/2022	07/06/2022	(778,560)	$(778,854)
1.520	06/24/2022	07/01/2022	(33,693)	(33,703)
1.530	06/21/2022	07/05/2022	(634)	(634)
1.580	06/28/2022	07/05/2022	(9,032)	(9,033)
GRE	1.530	06/27/2022	07/05/2022	(4,088)	(4,089)
1.560	06/29/2022	07/06/2022	(987)	(987)

Total Reverse Repurchase Agreements	$(827,300)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	1.520%	06/29/2022	07/06/2022	$(104,963)	$(104,972)
CSN	1.590	06/28/2022	07/05/2022	(732,602)	(732,699)
1.590	06/29/2022	07/06/2022	(401,827)	(401,863)
1.600	06/28/2022	07/05/2022	(10,613)	(10,614)

Total Sale-Buyback Transactions	$(1,250,148)

(i)	Securities with an aggregate market value of $2,072,355 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(2,113,717) at a weighted average interest rate of 0.740%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(242) of deferred price drop.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor March Futures	03/2023	799	$206,157	$(3,743)	$628	$0
California Carbon Allowance Vintage December Futures	12/2022	714	22,341	118	1,100	0
Call Options Strike @ EUR 120.000 on Euro-Schatz Bond September 2022 Futures	08/2022	1,970	10	(2)	0	0
Call Options Strike @ EUR 137.000 on Euro-Bobl Bond September 2022 Futures	08/2022	27	1	1	0	0
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond September 2022 Futures	08/2022	920	5	(1)	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2022 Futures	08/2022	71	1	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2022	595	92,769	1,755	2,245	0
Put Options Strike @ EUR 114.000 on Euro-Bund 10-Year Bond September 2022 Futures	08/2022	302	9	6	0	(16)
Put Options Strike @ EUR 88.000 on Euro-Bund 10-Year Bond September 2022 Futures	08/2022	293	3	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2022	178	19,981	69	125	0
U.S. Treasury 30-Year Bond September Futures	09/2022	296	41,033	362	499	0
United Kingdom Long Gilt September Futures	09/2022	47	6,521	(234)	105	0
WTI Crude December Futures	11/2022	340	32,490	10,317	0	(1,265)

$8,648	$4,702	$(1,281)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2022	340	$(34,197)	$(10,752)	$1,285	$0
Euro-Bobl September Futures	09/2022	481	(62,600)	32	0	(1,003)
Euro-BTP Italy Government Bond September Futures	09/2022	889	(112,763)	(3,799)	0	(2,439)
Euro-Buxl 30-Year Bond September Futures	09/2022	330	(56,563)	2,437	0	(2,435)
Euro-OAT France Government 10-Year Bond September Futures	09/2022	71	(10,307)	324	0	(196)
Euro-Schatz September Futures	09/2022	1,598	(182,777)	406	0	(1,072)
Gold 100 oz. August Futures	08/2022	130	(23,495)	398	133	0
Japan Government 10-Year Bond September Futures	09/2022	170	(186,201)	807	25	(163)
U.S. Treasury 2-Year Note September Futures	09/2022	673	(141,341)	497	0	(306)
U.S. Treasury 10-Year Note September Futures	09/2022	1,319	(156,343)	198	0	(1,150)
U.S. Treasury 10-Year Ultra September Futures	09/2022	522	(66,490)	1,126	0	(693)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	286	(44,142)	178	0	(472)

$(8,148)	$1,443	$(9,929)

Total Futures Contracts	$500	$6,145	$(11,210)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.622%	EUR	1,200	$8	$(5)	$3	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	29,100	$0	$(607)	$(607)	$88	$0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	4,000	(20)	(176)	(196)	51	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	7,300	(40)	(337)	(377)	93	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	6,600	(50)	(305)	(355)	87	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(32)	(282)	(314)	117	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(14)	(124)	(138)	51	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(20)	(495)	(515)	24	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,600	39	(75)	(36)	0	(92)
Pay	CPTFEMU	2.455	Maturity	06/15/2032		9,000	0	49	49	113	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		11,200	(35)	(347)	(382)	0	(148)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	0	10	10	16	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(49)	92	43	62	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	2	32	34	48	0
Pay	CPURNSA	5.500	Maturity	03/21/2023		$14,500	0	(137)	(137)	45	0
Pay	CPURNSA	5.320	Maturity	04/29/2023		54,800	0	(231)	(231)	156	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		4,400	0	410	410	0	(17)
Receive	CPURNSA	2.768	Maturity	05/13/2026		8,500	0	613	613	0	(30)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	230	230	0	(12)
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	0	167	167	0	(8)
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	0	304	304	0	(14)
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	0	264	264	0	(23)
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	0	143	143	0	(15)
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	0	(1,054)	(1,054)	48	0
Receive	UKRPI	6.290	Maturity	03/15/2024	GBP	15,400	(8)	401	393	27	0
Receive	UKRPI	6.440	Maturity	05/15/2024		3,600	0	32	32	5	0
Receive	UKRPI	6.600	Maturity	05/15/2024		13,500	20	48	68	17	0
Receive	UKRPI	5.200	Maturity	06/15/2024		7,000	0	24	24	5	0
Receive	UKRPI	5.330	Maturity	06/15/2024		4,500	0	1	1	3	0
Pay	UKRPI	3.330	Maturity	01/15/2025		18,400	209	(2,748)	(2,539)	0	(32)
Pay	UKRPI	3.480	Maturity	01/15/2030		5,280	69	(898)	(829)	10	0
Pay	UKRPI	3.450	Maturity	01/15/2031		7,500	(97)	(1,399)	(1,496)	14	0
Pay	UKRPI	3.624	Maturity	02/15/2031		4,300	0	(747)	(747)	12	0
Pay	UKRPI	3.750	Maturity	04/15/2031		7,300	3	(1,140)	(1,137)	22	0
Receive	UKRPI	4.300	Maturity	01/15/2032		19,500	45	406	451	0	(109)
Pay	UKRPI	3.566	Maturity	03/15/2036		1,500	0	(243)	(243)	12	0
Pay	UKRPI	3.580	Maturity	03/15/2036		4,500	(28)	(687)	(715)	37	0
Pay	UKRPI	3.515	Maturity	02/15/2041		8,900	(696)	(768)	(1,464)	101	0

							$(702)	$(9,574)	$(10,276)	$1,264	$(500)

Total Swap Agreements							$(694)	$(9,579)	$(10,273)	$1,264	$(500)

(k)	Securities with an aggregate market value of $6,732 and cash of $17,999 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $40 for closed futures is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered			Currency to be Received	Asset		Liability

BOA	07/2022				$94,264		DKK	662,752	$0		$(886)
	08/2022			DKK	661,408			$94,264	907		0
	08/2022			EUR	5,783			6,125	48		0
	08/2022			GBP	8,937			11,084	197		0
	08/2022			JPY	713,400			5,461	189		0
	08/2022				$27,081		EUR	25,424	4		(365)
	08/2022				1,080		GBP	887	0		0
	08/2022				3,743		JPY	498,000	0		(63)
BPS	07/2022			MXN	1,615			$77	0		(3)
	07/2022				$5,826		DKK	40,255	0		(154)
	07/2022				80		MXN	1,615	0		0
	08/2022			CAD	1,489			$1,151	0		(6)
	08/2022			EUR	94,172			99,491	521		0
	08/2022				$1,164		EUR	1,097	0		(11)
	09/2022			MXN	1,615			$79	0		0
CBK	07/2022				$26		PEN	98	0		(1)
	08/2022			AUD	2,444			$1,722	35		0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

08/2022	GBP	780	951	1	0
08/2022	$25	PEN	98	0	0
GLM	07/2022	2,205	DKK	15,280	0	(52)
07/2022	26	PEN	97	0	(1)
08/2022	1,165	DKK	8,305	7	0
HUS	08/2022	CAD	369	$288	1	0
08/2022	JPY	306,200	2,278	15	0
JPM	08/2022	GBP	377	475	16	0
08/2022	JPY	2,242,213	17,163	593	0
08/2022	$7,290	EUR	6,955	20	0
08/2022	1,289	GBP	1,046	0	(15)
MYI	07/2022	DKK	872,038	$129,448	6,583	0
07/2022	$2,727	CAD	3,517	6	0
07/2022	19,769	DKK	139,094	0	(171)
08/2022	DKK	138,812	$19,769	176	0
08/2022	EUR	50,741	53,689	362	0
08/2022	$9,561	EUR	8,951	0	(154)
SCX	07/2022	2,111	DKK	14,575	0	(58)
08/2022	1,159	GBP	920	0	(38)
UAG	08/2022	NZD	3,693	$2,371	65	0
08/2022	$1,719	EUR	1,602	0	(35)

Total Forward Foreign Currency Contracts	$9,746	$(2,013)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410%	02/02/2023	56,300	$281	$47
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	106,700	587	181
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	24,400	260	247
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	113,700	693	150
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	56,300	288	48
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	69,300	832	777

$2,941	$1,450

Total Purchased Options	$2,941	$1,450

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	5,000	$(8)	$(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	4,000	(19)	(9)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	5,500	(16)	(18)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	4,500	(8)	(2)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	4,800	(22)	(10)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	1,300	(3)	(2)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	2,000	(3)	(2)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	2,200	(2)	0
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	7,300	(16)	(12)
JPM	Put - OTC CDX.HY-38 5-Year Index	Sell	95.000	08/17/2022	1,100	(13)	(17)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	2,600	(4)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	2,200	(5)	(3)

$(119)	$(80)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558%	02/02/2023	12,300	$(281)	$(31)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	23,700	(587)	(101)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	13,500	(267)	(229)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	25,200	(697)	(97)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	12,300	(288)	(31)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	38,200	(832)	(708)

$(2,952)	$(1,197)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC BCOMTR Index	119.900	01/20/2023	84	$(315)	$(640)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	$99.141	09/07/2022	600	$(2)	$(4)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	1,100	(4)	(7)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	2,000	(8)	(17)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	600	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	400	(2)	(5)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	3,400	(19)	(15)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	1,600	(6)	(12)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	1,900	(7)	(16)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	3,400	(15)	(27)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	2,300	(14)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	6,400	(46)	(41)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	1,000	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	3,200	(16)	(7)

$(145)	$(165)

Total Written Options	$(3,531)	$(2,082)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	AMZX Index	22,474	2.180% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	$28,157	$0	$(41)	$0	$(41)
Receive	AMNAX Index	184,939	2.300% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	124,527	0	(5,152)	0	(5,152)
Receive	DWRTFT Index	6,078	2.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	71,351	0	(87)	0	(87)
Receive	AMNAX Index	13,999	2.300% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	9,044	0	(11)	0	(11)
Receive	AMZX Index	21,852	2.180% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	27,378	0	(40)	0	(40)
BPS	Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	02/15/2023	6,469	0	(8)	0	(8)
Receive	BCOMTR Index	619,780	1.870% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	171,820	0	(16,474)	0	(16,474)
Receive	CSIXTR Index	15,703	1.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	114,457	0	(8,726)	0	(8,726)
BRC	Receive	DWRTFT Index	238	1.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	2,794	0	(3)	0	(3)
Receive	DWRTFT Index	9,099	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/16/2022	106,815	0	(116)	0	(116)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

CBK	Receive	AMZX Index	23,640	2.058% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	31,342	0	(1,749)	0	(1,749)
	Receive	DWRTFT Index	2,841	1.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/10/2023	33,351	0	(29)	0	(29)
FAR	Receive	DWRTFT Index	1,332	1.873% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/28/2022	15,313	0	323	323	0
	Receive	AMZX Index	33,337	1.950% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/12/2023	41,767	0	(51)	0	(51)
GST	Receive	BCOMTR Index	295,624	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	81,955	0	(7,861)	0	(7,861)
	Receive	CSIXTR Index	12,728	1.920% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	92,772	0	(7,074)	0	(7,074)
JPM	Receive	DWRTFT Index	1,342	2.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	15,754	0	(20)	0	(20)
	Receive	BCOMTR Index	216,052	1.880% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	59,896	0	(5,743)	0	(5,743)
	Receive	CSIXTR Index	5,085	1.930% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2023	37,064	(2,747)	(78)	0	(2,825)
MYI	Receive	DWRTFT Index	6,506	1.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/04/2023	76,375	0	(90)	0	(90)
UAG	Receive	DWRTFT Index	256	1.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	3,005	0	(4)	0	(4)
	Receive	BCOMTR Index	53,890	0.000%	Maturity	01/20/2023	5,883	423	2	425	0

								$(2,324)	$(53,032)	$748	$(56,104)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Aircastle Ltd.	257,500	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	$10,712	$0	$(12)	$0	$(12)
	Receive	Alexandria Real Estate Equities, Inc.	80,100	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	11,617	0	81	81	0
	Receive	American Homes 4 Rent	523,400	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	18,549	0	(19)	0	(19)
	Receive	American Tower Corp.	110,600	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	28,268	0	130	130	0
	Receive	AvalonBay Communities, Inc.	136,400	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	26,496	0	188	188	0
	Receive	Digital Realty Trust, Inc.	90,100	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	11,698	0	(13)	0	(13)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	Duke Realty Corp.	436,500	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	23,986	0	(23)	0	(23)
Receive	Equinix, Inc.	17,500	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	11,498	0	(12)	0	(12)
Receive	Equity LifeStyle Properties, Inc.	316,000	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	22,269	0	106	106	0
Receive	Equity Residential	360,500	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	26,035	0	198	198	0
Receive	First Industrial Realty Trust, Inc.	214,600	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	10,189	0	52	52	0
Receive	Gaming and Leisure Properties, Inc.	228,300	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	10,470	0	(11)	0	(11)
Receive	Invitation Homes, Inc.	1,070,100	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	38,074	0	(40)	0	(40)
Receive	Medical Properties Trust, Inc.	754,600	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	11,523	0	205	205	0
Receive	Prologis, Inc.	461,200	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	54,260	0	(59)	0	(59)
Receive	PSA Treasury Pte Ltd.	130,800	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	40,897	0	(43)	0	(43)
Receive	Rexford Industrial Realty, Inc.	180,200	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	10,378	0	45	45	0
Receive	SBA Communications Corp.	62,100	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	19,875	0	(21)	0	(21)
Receive	Simon Property Group, Inc.	318,900	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	30,270	0	(37)	0	(37)
Receive	Sun Communities, Inc.	210,400	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	33,529	0	150	150	0
Receive	Vici Properities, Inc.	1,922,756	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	57,368	0	536	536	0
Receive	Welltower, Inc.	293,300	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	24,153	0	(26)	0	(26)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2022 (Unaudited)

Receive	WP Carey, Inc.	167,700	1.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	13,896	0	163	163	0

							$0	$1,538	$1,854	$(316)

Total Swap Agreements							$(2,324)	$(51,494)	$2,602	$(56,420)

(m)

Securities with an aggregate market value of $97,942 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)					Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$111,989	$0		$111,989
Industrials					0	413	0		413
Utilities					0	335	0		335
U.S. Government Agencies					0	81,253	0		81,253
U.S. Treasury Obligations					0	2,451,341	0		2,451,341
Non-Agency Mortgage-Backed Securities					0	11,801	0		11,801
Asset-Backed Securities					0	259,634	0		259,634
Sovereign Issues					0	102,485	0		102,485
Common Stocks
Consumer Discretionary					8,475	0	0		8,475
Real Estate					9,760	0	0		9,760
Preferred Securities
Banking & Finance					0	196	0		196
Real Estate Investment Trusts
Real Estate					504,959	0	0		504,959
Short-Term Instruments
Repurchase Agreements					0	816,500	0		816,500
U.S. Treasury Bills					0	227,515	0		227,515
U.S. Treasury Cash Management Bills					0	106,615	0		106,615

					$523,194	$4,170,077	$0		$4,693,271
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$9,717	$0	$0		$9,717

Total Investments					$532,911	$4,170,077	$0		$4,702,988

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					5,521	1,888	0		7,409
Over the counter					0	13,798	0		13,798

					$5,521	$15,686	$0		$21,207
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(8,589)	(3,121)	0		(11,710)
Over the counter					0	(60,515)	0		(60,515)

					$(8,589)	$(63,636)	$0		$(72,225)

Total Financial Derivative Instruments					$(3,068)	$(47,950)	$0		$(51,018)

Totals					$529,843	$4,122,127	$0		$4,651,970

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.5% ¤
CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 1.9%
Bank of America Corp. 2.843% (SOFRRATE + 1.330%) due 04/02/2026 ~		$300	$296
Credit Suisse Group AG 7.500% due 12/11/2023 •(d)(e)		400	382
Equinix, Inc. 1.550% due 03/15/2028		100	84
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	146
General Motors Financial Co., Inc. 2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		$100	99
Goldman Sachs Group, Inc. 3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	397
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	7,649	887
Societe Generale SA 7.875% due 12/18/2023 •(d)(e)		$400	392
VICI Properties LP 4.750% due 02/15/2028		100	96

			2,779

INDUSTRIALS 0.4%
CVS Pass-Through Trust 6.943% due 01/10/2030		71	75
Magallanes, Inc.
4.054% due 03/15/2029		100	92
4.279% due 03/15/2032		400	358

			525

Total Corporate Bonds & Notes (Cost $3,665)			3,304

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		16	17

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		380	432

Total Municipal Bonds & Notes (Cost $496)			449

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
1.356% due 09/25/2042 •		3	3
1.974% due 07/25/2037 •		5	4
2.004% due 07/25/2037 •		8	8
2.024% (US0001M + 0.400%) due 09/25/2035 ~		16	16
2.034% due 09/25/2035 •		36	36
2.224% (US0001M + 0.600%) due 01/25/2051 ~		14	14
2.344% due 06/25/2037 •		65	66
4.000% due 04/25/2041		564	548
Freddie Mac
1.704% due 03/15/2037 •		66	66
2.024% due 08/15/2037 •		93	94
2.034% due 10/15/2037 •		15	16
2.044% due 05/15/2037 - 09/15/2037 •		109	110
U.S. Small Business Administration 4.430% due 05/01/2029		12	12

Total U.S. Government Agencies (Cost $1,061)			993

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051		777	600
0.625% due 02/15/2043		110	97
0.750% due 02/15/2045		123	110

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

1.000% due 02/15/2046	75	72
1.375% due 02/15/2044	1,153	1,182

Total U.S. Treasury Obligations (Cost $2,607)		2,061

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Mortgage Trust
3.066% due 07/25/2035 ^~	23	21
Bear Stearns Adjustable Rate Mortgage Trust
3.046% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
2.593% due 10/25/2035 ^~	114	102
3.074% due 09/25/2035 ^~	59	39
Chase Mortgage Finance Trust
2.863% due 09/25/2036 ^~	22	19
2.894% due 12/25/2035 ^~	14	13
6.000% due 12/25/2036	23	12
Countrywide Alternative Loan Trust
2.004% due 09/25/2046 ^•	119	114
2.184% due 02/25/2037 •	41	33
Countrywide Home Loan Mortgage Pass-Through Trust
2.520% due 02/20/2035 ~	1	1
2.711% due 11/25/2034 ~	27	26
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.284% due 02/25/2036 •	298	291
GSR Mortgage Loan Trust
2.668% due 11/25/2035 ~	1	1
2.938% due 09/25/2035 ~	1	1
3.146% due 11/25/2035 ^~	48	42
6.000% due 02/25/2036 ^	487	248
6.000% due 07/25/2037 ^	130	97
HarborView Mortgage Loan Trust
1.852% (US0001M + 0.240%) due 12/19/2036 ^~	269	254
1.952% (US0001M + 0.340%) due 12/19/2036 ^~	17	15
2.092% (US0001M + 0.480%) due 06/19/2035 ~	105	100
3.533% due 06/19/2036 ^~	133	83
IndyMac INDX Mortgage Loan Trust
1.804% due 02/25/2037 ^•	148	138
3.236% due 06/25/2036 ~	269	255
JP Morgan Alternative Loan Trust 3.048% due 05/25/2036 ^~	130	85
JP Morgan Mortgage Trust
2.904% due 07/25/2035 ~	4	4
2.908% due 10/25/2036 ~	11	8
2.991% due 10/25/2036 ^~	66	53
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ	381	365
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	95	91
MASTR Adjustable Rate Mortgages Trust 2.639% due 07/25/2035 ^~	18	16
Merrill Lynch Alternative Note Asset Trust 2.224% (US0001M + 0.600%) due 03/25/2037 ~	176	56
Merrill Lynch Mortgage Investors Trust
2.120% due 05/25/2033 ~	2	2
2.996% due 09/25/2035 ^~	52	44
Mortgage Equity Conversion Asset Trust 3.280% (H15T1Y + 0.500%) due 05/25/2042 ~	232	226
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	5	3
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ	373	359
Prime Mortgage Trust 6.000% due 06/25/2036 ^	9	8
Residential Accredit Loans, Inc. Trust
1.924% due 02/25/2037 •	132	122
1.964% due 01/25/2037 •	236	203
1.984% (US0001M + 0.360%) due 07/25/2036 ~	441	210
1.994% (US0001M + 0.370%) due 08/25/2036 ~	234	217
2.004% (US0001M + 0.380%) due 09/25/2036 ^~	383	364
Structured Adjustable Rate Mortgage Loan Trust
1.876% due 01/25/2035 ^•	2	2
1.924% due 10/25/2035 •	1	1
2.543% due 02/25/2034 ~	1	1
Thornburg Mortgage Securities Trust 4.783% due 06/25/2047 ^•	100	83
WaMu Mortgage Pass-Through Certificates Trust
3.125% due 02/25/2037 ^~	37	35
Wells Fargo Mortgage-Backed Securities Trust 2.751% due 12/25/2036 ^~	48	47

Total Non-Agency Mortgage-Backed Securities (Cost $4,758)		4,513

ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp. Home Equity Loan Trust 1.744% due 10/25/2036 •	1	1

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust 2.584% due 07/25/2035 •		55	55
Bear Stearns Asset-Backed Securities Trust 1.864% (US0001M + 0.240%) due 06/25/2047 ~		471	470
CarNow Auto Receivables Trust 3.440% due 07/15/2024		83	83
Citigroup Mortgage Loan Trust
1.784% due 12/25/2036 •		837	482
1.804% due 01/25/2037 •		1,077	833
Countrywide Asset-Backed Certificates Trust
1.764% due 04/25/2047 •		141	135
2.164% due 03/25/2036 •		180	166
First Franklin Mortgage Loan Trust 1.944% due 04/25/2036 •		19	18
Fremont Home Loan Trust 1.784% due 08/25/2036 •		2,014	748
GSAMP Trust 1.674% due 12/25/2046 •		306	163
Long Beach Mortgage Loan Trust
1.924% due 05/25/2036 •		111	67
2.164% due 05/25/2046 •		705	252
Massachusetts Educational Financing Authority 2.134% due 04/25/2038 •		26	26
MASTR Asset-Backed Securities Trust
1.674% due 01/25/2037 •		2,644	895
1.834% (US0001M + 0.210%) due 05/25/2037 ~		914	867
2.204% (US0001M + 0.580%) due 12/25/2035 ~		53	53
Merrill Lynch Mortgage Investors Trust 2.124% due 07/25/2037 •		403	114
MF1 Ltd. 3.460% due 06/19/2037 •		1,300	1,274
Morgan Stanley ABS Capital, Inc. Trust
1.754% (US0001M + 0.130%) due 02/25/2037 ~		1,018	651
1.759% (US0001M + 0.135%) due 11/25/2036 ~		902	642
1.834% (US0001M + 0.210%) due 01/25/2037 ~		441	236
Morgan Stanley Home Equity Loan Trust 1.724% due 12/25/2036 •		458	249
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		281	271
4.970% due 01/15/2030		200	199
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.274% due 12/25/2034 •		74	75
PRET LLC
1.744% due 07/25/2051 þ		275	257
1.868% due 07/25/2051 þ		275	248
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		749	312
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		500	492
Residential Asset Mortgage Products Trust 3.304% due 08/25/2035 •		700	660
Residential Asset Securities Corp. Trust 1.924% due 08/25/2036 •		1	1
Securitized Asset-Backed Receivables LLC Trust
1.784% (US0001M + 0.160%) due 08/25/2036 ~		386	143
2.104% due 07/25/2036 •		210	101
2.584% due 01/25/2036 ^•		331	310
SG Mortgage Securities Trust 1.764% due 10/25/2036 •		258	241
Soundview Home Loan Trust 2.524% (US0001M + 0.900%) due 10/25/2037 ~		665	524
Structured Asset Securities Corp. Mortgage Loan Trust
1.759% due 07/25/2036 •		56	55
1.964% due 12/25/2036 •		35	34
Theorem Funding Trust 1.210% due 12/15/2027		268	262

Total Asset-Backed Securities (Cost $14,009)			12,665

SOVEREIGN ISSUES 0.3%
Brazil Government International Bond 4.750% due 01/14/2050		420	286
Israel Government International Bond 1.250% due 11/30/2022	ILS	400	114

Total Sovereign Issues (Cost $560)			400

		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 4.709% (US0003M + 3.470%) due 10/30/2022 ~(d)		132,000	125

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	81,275	83

Total Preferred Securities (Cost $243)		208

SHORT-TERM INSTRUMENTS 60.5%
REPURCHASE AGREEMENTS (f) 56.2%		81,400

ISRAEL TREASURY BILLS 0.8%
(0.031)% due 08/03/2022 - 01/04/2023 (a)(b)	4,100	1,171

U.S. TREASURY BILLS 3.5%
0.753% due 07/07/2022 - 08/04/2022 (a)(b)	$5,100	5,098

Total Short-Term Instruments (Cost $87,795)		87,669

Total Investments in Securities (Cost $115,194)		112,262

	SHARES
INVESTMENTS IN AFFILIATES 16.1%
SHORT-TERM INSTRUMENTS 16.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.1%
PIMCO Short Asset Portfolio	1,335,030	13,054
PIMCO Short-Term Floating NAV Portfolio III	1,062,859	10,314

Total Short-Term Instruments (Cost $23,572)		23,368

Total Investments in Affiliates (Cost $23,572)		23,368

Total Investments 93.6% (Cost $138,766)		$135,630
Financial Derivative Instruments (g)(h) 1.5%(Cost or Premiums, net $939)		2,199
Other Assets and Liabilities, net 4.9%		7,065

Net Assets 100.0%		$144,894

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.450%	06/30/2022	07/01/2022	$81,400	U.S. Treasury Notes 0.750% due 07/15/2028	$(83,028)	$81,400	$81,403

Total Repurchase Agreements	$(83,028)	$81,400	$81,403

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2037	$1,400	$(1,310)	$(1,307)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2052	3,500	(3,035)	(3,035)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2052	2,500	(2,247)	(2,247)

Total Short Sales (4.5)%	$(6,592)	$(6,589)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2022	50	$10,501	$(33)	$28	$0
U.S. Treasury 10-Year Note September Futures	09/2022	65	7,705	(32)	66	0
U.S. Treasury 30-Year Bond September Futures	09/2022	25	3,466	(25)	42	0

$(90)	$136	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index September Futures	09/2022	272	$(51,537)	$(459)	$409	$0
Euro-Bund 10-Year Bond September Futures	09/2022	6	(935)	26	0	(23)
Euro-Buxl 30-Year Bond September Futures	09/2022	1	(171)	8	0	(7)
U.S. Treasury 5-Year Note September Futures	09/2022	139	(15,603)	69	0	(98)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	8	(1,235)	26	0	(19)

$(330)	$409	$(147)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Total Futures Contracts								$(420)	$545		$(147)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	1.142%		$700	$11	$(14)	$(3)	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520		400	1	(3)	(2)	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	2.327		200	(1)	(8)	(9)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		300	2	(8)	(6)	0	0

							$13	$(33)	$(20)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-38 5-Year Index		1.000%	Quarterly	06/20/2027		$56,500	$547	$(548)	$(1)	$0	$(11)
iTraxx Europe Main 37 5-Year Index		1.000	Quarterly	06/20/2027	EUR	27,100	292	(534)	(242)	0	(73)

							$839	$(1,082)	$(243)	$0	$(84)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	1,400	$(136)	$(110)	$(246)	$25	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		600	126	105	231	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		$2,600	(170)	(122)	(292)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,400	(133)	(192)	(325)	19	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		16,800	415	(1,576)	(1,161)	67	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		10,800	(628)	(882)	(1,510)	65	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		6,000	(13)	941	928	0	(44)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	704	474	1,178	0	(24)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	1,500	(136)	(153)	(289)	26	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		500	50	128	178	0	(13)
Pay	UKRPI	3.475	Maturity	08/15/2030	GBP	800	(4)	(144)	(148)	1	0

							$75	$(1,531)	$(1,456)	$220	$(98)

Total Swap Agreements							$927	$(2,646)	$(1,719)	$220	$(183)

Cash of $6,586 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)									This instrument has a forward starting effective date.
(h)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	$988	DKK	6,941	$0	$(10)
08/2022	DKK	6,927	$988	10	0
08/2022	GBP	46	57	1	0
08/2022	MXN	7,544	372	0	(1)
08/2022	$278	EUR	261	0	(4)
BPS	07/2022	BRL	5	$1	0	0
07/2022	MXN	56,073	2,790	2	0
07/2022	$1	BRL	5	0	0
07/2022	2,681	MXN	56,072	108	0
08/2022	EUR	343	$362	2	0
08/2022	MXN	48,030	2,187	0	(187)
08/2022	$1	BRL	5	0	0
08/2022	321	ZAR	5,128	0	(7)
09/2022	2,749	MXN	56,073	3	0
11/2022	14	ZAR	223	0	0
CBK	07/2022	BRL	5	$1	0	0
07/2022	$1	BRL	5	0	0
08/2022	ILS	1,500	$479	49	0
08/2022	ZAR	5,128	326	12	0
09/2022	MXN	975	47	0	(1)
10/2022	ILS	300	96	9	0
11/2022	1,005	321	30	0
12/2022	900	287	26	0
01/2023	800	253	21	0
GLM	08/2022	$79	DKK	565	1	0
HUS	08/2022	EUR	255	$266	0	(2)
05/2023	CNH	23	3	0	0
JPM	08/2022	72	11	0	0
MYI	07/2022	DKK	6,943	1,031	53	0
08/2022	EUR	467	496	5	0

Total Forward Foreign Currency Contracts	$332	$(212)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	5,600	$54	$136

Total Purchased Options	$54	$136

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	5.250%	07/20/2022	400	$(4)	$(8)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	100	0	(1)
BRC	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	100	(1)	(1)
JPM	Put - OTC iTraxx Crossover 37 5-Year Index	Sell	7.000	08/17/2022	200	(2)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	1,600	(6)	(6)

$(13)	$(18)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	10,900	$(52)	$(148)

Total Written Options	$(65)	$(166)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	2.451%	EUR	100	$23	$(14)	$9	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	2,867	1.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	$22,917	$0	$26	$26	$0
BPS	Pay	S&P 500 Total Return Index	5,400	1.940% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/14/2023	44,702	0	1,607	1,607	0
UAG	Pay	S&P 500 Total Return Index	3,479	1.930% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/08/2023	27,809	0	32	32	0

$0	$1,665	$1,665	$0

Total Swap Agreements	$23	$1,651	$1,674	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,779	$0	$2,779
Industrials	0	525	0	525
Municipal Bonds & Notes
Illinois	0	17	0	17
Washington	0	432	0	432
U.S. Government Agencies	0	993	0	993
U.S. Treasury Obligations	0	2,061	0	2,061
Non-Agency Mortgage-Backed Securities	0	4,513	0	4,513
Asset-Backed Securities	0	12,665	0	12,665
Sovereign Issues	0	400	0	400
Preferred Securities
Banking & Finance	0	208	0	208
Short-Term Instruments
Repurchase Agreements	0	81,400	0	81,400
Israel Treasury Bills	0	1,171	0	1,171
U.S. Treasury Bills	0	5,098	0	5,098

	$0	$112,262	$0	$112,262
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,368	$0	$0	$23,368

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2022 (Unaudited)

Total Investments	$23,368	$112,262	$0	$135,630

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(6,589)	0	(6,589)

	$0	$(6,589)	$0	$(6,589)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	409	356	0	765
Over the counter	0	2,142	0	2,142

	$409	$2,498	$0	$2,907
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(300)	0	(330)
Over the counter	0	(378)	0	(378)

	$(30)	$(678)	$0	$(708)

Total Financial Derivative Instruments	$379	$1,820	$0	$2,199

Totals	$23,747	$107,493	$0	$131,240

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
ARGENTINA 0.4%
SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,790	$1,501
1.000% due 07/09/2029		413	97
Autonomous City of Buenos Aires 53.715% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	14
Provincia de Buenos Aires 49.102% due 04/12/2025		61,009	205

Total Argentina (Cost $7,225)			1,817

BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond 6.125% due 07/05/2022		$1,000	1,001

Total Bahrain (Cost $1,000)			1,001

BRAZIL 5.0%
CORPORATE BONDS & NOTES 4.2%
Banco Bradesco SA 2.850% due 01/27/2023		$1,400	1,394
Banco BTG Pactual SA 4.500% due 01/10/2025		1,400	1,350
Banco General SA 3.875% due 10/10/2022		716	717
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	4,550
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		6,840	6,715
Caixa Economica Federal 3.500% due 11/07/2022		1,670	1,665
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		400	381
Itau Unibanco Holding SA 2.900% due 01/24/2023		1,200	1,196
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (c)(e)		3,151	14

			17,982

SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/2024		200	200
Brazil Government International Bond
2.875% due 06/06/2025		500	472
4.250% due 01/07/2025		2,300	2,286
6.000% due 04/07/2026		200	207
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2022 (c)	BRL	2,300	425

			3,590

Total Brazil (Cost $22,780)			21,572

CAYMAN ISLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		$7,809	4,818
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		104	101
QNB Finance Ltd.
1.125% due 06/17/2024		2,300	2,191
3.500% due 03/28/2024		2,800	2,788

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Cayman Islands (Cost $10,458)			9,898

CHILE 3.4%
CORPORATE BONDS & NOTES 0.6%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	758
Banco Santander Chile 2.700% due 01/10/2025		700	671
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	451
4.700% due 05/07/2050		1,000	828

			2,708

SOVEREIGN ISSUES 2.8%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,150
3.100% due 01/22/2061		$500	339
4.340% due 03/07/2042		5,000	4,461

			11,950

Total Chile (Cost $16,174)			14,658

COLOMBIA 0.2%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol SA 5.375% due 06/26/2026		$560	519

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
2.625% due 03/15/2023		500	492
3.125% due 04/15/2031		200	148

			640

Total Colombia (Cost $1,235)			1,159

DOMINICAN REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	1,930
5.500% due 01/27/2025		2,000	1,990
5.950% due 01/25/2027		200	192
6.875% due 01/29/2026		400	409

Total Dominican Republic (Cost $5,413)			4,521

INDIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,000	2,453
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		918	686
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	943

Total India (Cost $4,979)			4,082

INDONESIA 5.7%
CORPORATE BONDS & NOTES 2.6%
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		$2,000	1,975
4.500% due 05/02/2023		8,000	8,010
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		1,000	950

			10,935

SOVEREIGN ISSUES 3.1%
Indonesia Government International Bond
3.500% due 02/14/2050		5,000	3,975
4.750% due 07/18/2047		755	697
5.125% due 01/15/2045		1,865	1,791
5.250% due 01/17/2042		500	490
5.250% due 01/08/2047		1,249	1,217
5.950% due 01/08/2046		918	966

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

6.750% due 01/15/2044		2,400	2,775
7.750% due 01/17/2038		1,025	1,222

			13,133

Total Indonesia (Cost $27,467)			24,068

ISRAEL 2.1%
SOVEREIGN ISSUES 2.1%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	4,378
3.875% due 07/03/2050		5,000	4,408

Total Israel (Cost $11,778)			8,786

IVORY COAST 0.8%
SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	1,895
5.875% due 10/17/2031		2,000	1,647

Total Ivory Coast (Cost $4,696)			3,542

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom PJSC Via Gaz Capital SA 4.950% due 07/19/2022		$1,600	1,240

Total Luxembourg (Cost $1,601)			1,240

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,300	2,166
4.550% due 04/21/2050		500	479
4.800% due 04/21/2060		200	196
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	451

Total Malaysia (Cost $3,580)			3,292

MAURITIUS 1.1%
CORPORATE BONDS & NOTES 1.1%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,820
5.950% due 07/29/2026		2,000	1,788

Total Mauritius (Cost $5,118)			4,608

MEXICO 5.6%
CORPORATE BONDS & NOTES 2.8%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.125% due 06/06/2024		$2,000	1,979
BBVA Bancomer SA 6.750% due 09/30/2022		7,600	7,626
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		2,000	1,556
Petroleos Mexicanos
6.700% due 02/16/2032		498	381
7.690% due 01/23/2050		500	342

			11,884

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	278
4.750% due 04/27/2032		$3,000	2,883

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

5.000% due 04/27/2051		10,300	8,586

			11,747

Total Mexico (Cost $27,320)			23,631

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 4.125% due 01/17/2023		$900	900

Total Oman (Cost $902)			900

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	927

Total Paraguay (Cost $1,153)			927

PERU 10.3%
SOVEREIGN ISSUES 10.3%
Peru Government International Bond
2.392% due 01/23/2026		$1,000	931
2.783% due 01/23/2031		1,000	853
5.350% due 08/12/2040	PEN	34,100	6,677
5.400% due 08/12/2034		48,000	10,131
5.625% due 11/18/2050		$2,680	2,784
5.940% due 02/12/2029	PEN	82,000	19,581
6.150% due 08/12/2032		8,500	1,965
6.350% due 08/12/2028		3,500	862

Total Peru (Cost $59,677)			43,784

QATAR 5.0%
SOVEREIGN ISSUES 5.0%
Qatar Government International Bond
3.375% due 03/14/2024		$2,400	2,394
3.400% due 04/16/2025		3,200	3,189
3.750% due 04/16/2030		4,800	4,769
3.875% due 04/23/2023		300	301
4.000% due 03/14/2029		3,200	3,232
4.400% due 04/16/2050		2,000	1,914
4.500% due 04/23/2028		2,000	2,075
4.817% due 03/14/2049		1,200	1,211
5.103% due 04/23/2048		2,000	2,100

Total Qatar (Cost $21,722)			21,185

SAUDI ARABIA 0.4%
SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
2.875% due 03/04/2023		$200	200
3.250% due 10/26/2026		400	391
4.000% due 04/17/2025		1,000	1,008

Total Saudi Arabia (Cost $1,708)			1,599

SERBIA 3.4%
SOVEREIGN ISSUES 3.4%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,297
1.500% due 06/26/2029		5,400	4,108
1.650% due 03/03/2033		150	99
2.050% due 09/23/2036		2,500	1,550
3.125% due 05/15/2027		6,900	6,344

Total Serbia (Cost $21,388)			14,398

SOUTH AFRICA 12.4%
SOVEREIGN ISSUES 12.4%
South Africa Government International Bond
4.875% due 04/14/2026		$200	190
5.750% due 09/30/2049		400	275
10.500% due 12/21/2026	ZAR	806,000	52,463

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total South Africa (Cost $56,852)		52,928

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.875% due 09/27/2022	$800	801

Total Thailand (Cost $803)		801

UNITED ARAB EMIRATES 2.4%
SOVEREIGN ISSUES 2.4%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	$2,100	1,768
2.700% due 09/02/2070	4,500	3,026
3.125% due 04/16/2030	4,900	4,659
3.875% due 04/16/2050	793	706

Total United Arab Emirates (Cost $12,683)		10,159

UNITED STATES 3.0%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 2.224% due 03/25/2037 •	$190	87
Morgan Stanley Mortgage Loan Trust 2.344% (US0001M + 0.720%) due 04/25/2037 ~	217	79

		166

CORPORATE BONDS & NOTES 2.9%
DAE Funding LLC 1.625% due 02/15/2024	3,000	2,843
Rio Oil Finance Trust
8.200% due 04/06/2028	537	559
9.250% due 07/06/2024	4,154	4,308
9.750% due 01/06/2027	4,294	4,580

		12,290

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 2.733% due 02/25/2036 ^~	6	6
Chase Mortgage Finance Trust 3.342% due 03/25/2037 ^~	15	15
Citigroup Mortgage Loan Trust
2.360% due 03/25/2034 ~	3	3
2.585% due 07/25/2046 ^~	9	8
Countrywide Home Loan Mortgage Pass-Through Trust
2.177% due 10/20/2035 ~	2	2
2.920% due 09/25/2047 ^~	6	6
HarborView Mortgage Loan Trust 3.401% due 08/19/2036 ^~	1	1
Luminent Mortgage Trust 1.984% (US0001M + 0.360%) due 12/25/2036 ^~	8	7
MASTR Adjustable Rate Mortgages Trust 2.104% (US0001M + 0.480%) due 05/25/2037 ~	92	44
Merrill Lynch Alternative Note Asset Trust
2.224% (US0001M + 0.600%) due 03/25/2037 ~	229	73
2.950% due 06/25/2037 ^~	97	61
Merrill Lynch Mortgage-Backed Securities Trust 2.731% due 04/25/2037 ^~	20	19
Morgan Stanley Mortgage Loan Trust 2.535% due 06/25/2036 ~	3	3
Sequoia Mortgage Trust 2.224% due 01/20/2047 ^~	7	5
WaMu Mortgage Pass-Through Certificates Trust
2.550% due 01/25/2037 ^~	19	17
2.713% due 12/25/2036 ^~	11	10
2.742% due 04/25/2037 ^~	12	11
2.856% due 09/25/2036 ^~	17	16
3.196% due 12/25/2036 ^~	37	35

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.340% due 05/25/2037 ^~		23	19

			361

Total United States (Cost $13,227)			12,817

SHORT-TERM INSTRUMENTS 29.7%
REPURCHASE AGREEMENTS (f) 9.2%			39,374

ISRAEL TREASURY BILLS 5.0%
0.158% due 08/03/2022 - 05/03/2023 (b)(c)	ILS	74,400	21,228

U.S. TREASURY BILLS 14.6%
0.772% due 07/07/2022 - 09/01/2022 (b)(c)(i)		$62,302	62,246

U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
1.416% due 10/04/2022 (c)(d)(i)		$4,000	3,981

Total Short-Term Instruments (Cost $128,537)			126,829

Total Investments in Securities (Cost $469,476)			414,202

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III		1,496,618	14,523

Total Short-Term Instruments (Cost $14,673)			14,523

Total Investments in Affiliates (Cost $14,673)			14,523

Total Investments 100.6% (Cost $484,149)			$428,725
Financial Derivative Instruments (g)(h) (2.0)%(Cost or Premiums, net $(7,385))			(8,586)
Other Assets and Liabilities, net (1.4)%			5,929

Net Assets 100.0%			$426,068

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	1.490%	06/30/2022	07/01/2022		$37,500	U.S. Treasury Notes 1.375% due 10/31/2028			$(38,332)	$37,500	$37,502
FICC	0.400	06/30/2022	07/01/2022		1,874	U.S. Treasury Notes 3.000% due 06/30/2024			(1,911)	1,874	1,874

Total Repurchase Agreements									$(40,243)	$39,374	$39,376

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	10.665%	Maturity	01/02/2024	BRL	81,600	$0	$(519)	$(519)	$22	$0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		312,600	0	(1,903)	(1,903)	84	0
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		62,700	0	(368)	(368)	17	0
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		178,800	0	(953)	(953)	48	0
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		120,000	0	(604)	(604)	32	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		3,900	0	(19)	(19)	1	0
Pay	1-Year BRL-CDI	10.838	Maturity	01/02/2025		30,900	0	(198)	(198)	14	0
Pay	1-Year BRL-CDI	11.023	Maturity	01/02/2025		82,800	0	(469)	(469)	38	0
Pay	1-Year BRL-CDI	11.092	Maturity	01/02/2025		93,300	0	(502)	(502)	43	0
Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025		90,800	0	(445)	(445)	42	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		290,000	0	(437)	(437)	132	0
Pay	1-Year BRL-CDI	12.400	Maturity	01/02/2025		40,000	0	(39)	(39)	18	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		32,100	0	(405)	(405)	21	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		132,400	0	(1,604)	(1,604)	84	0
Pay	1-Year BRL-CDI	12.165	Maturity	01/04/2027		30,000	0	(55)	(55)	17	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		101,000	0	(110)	(110)	58	0

Total Swap Agreements							$0	$(8,630)	$(8,630)	$671	$0

Cash of $7,323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	PEN	37,485		$9,288	$0	$(482)
	07/2022	ZAR	331,625		22,050	1,701	0
	08/2022		$3,000	BRL	15,864	0	(6)
	08/2022		10,369	MXN	210,486	32	0
	08/2022		2,898	PEN	11,186	15	0
	09/2022	PEN	82,428		$19,594	0	(1,747)
	11/2022		52,650		12,780	0	(789)
	02/2023		11,187		2,849	0	(18)
BPS	07/2022	BRL	9,600		1,673	0	(161)
	07/2022		$1,823	BRL	9,600	11	0
	07/2022		30,253	EUR	28,763	0	(111)
	08/2022	EUR	28,763		$30,308	110	0
	08/2022	INR	7,143		92	1	0
	08/2022		$14,000	BRL	72,634	0	(270)
BSH	07/2022	BRL	71,400		$12,884	0	(759)
	07/2022		$13,355	BRL	71,400	288	0
	10/2022	BRL	60,700		$10,589	0	(715)
	10/2022		$6,893	BRL	34,600	0	(449)
CBK	07/2022	BRL	36,299		$6,930	0	(6)
	07/2022	PEN	18,313		4,630	0	(149)
	07/2022		$12,563	BRL	62,985	0	(551)
	07/2022		5,820	PEN	22,080	11	(73)
	08/2022	ILS	14,434		$4,194	55	0
	08/2022	PEN	32,034		8,378	85	(45)
	08/2022		$3,000	BRL	15,861	0	(7)
	08/2022		2,285	PEN	8,817	10	0
	10/2022	PEN	23,349		$5,907	0	(126)
	11/2022		23,877		6,043	0	(118)
	12/2022		46,921		11,188	0	(890)
	04/2023		8,691		2,201	0	(15)
	05/2023	ILS	14,843		4,384	45	0
DUB	08/2022	BRL	57,670		11,000	108	0
	02/2023	ZAR	100,531		6,020	0	(23)
GLM	07/2022	BRL	26,724		5,009	0	(97)
	07/2022		$5,150	BRL	26,724	0	(43)
	07/2022		3,925	PEN	14,850	7	(59)
	08/2022	BRL	61,776		$11,867	185	0
	08/2022		$584	PEN	2,193	0	(13)
	10/2022	BRL	8,900		$1,555	0	(102)
	10/2022		$7,249	BRL	37,700	0	(228)
	11/2022	ILS	44,995		$14,574	1,579	0
	05/2023	ZAR	176,687		10,573	50	0
HUS	08/2022	BRL	31,795		6,091	83	0
	08/2022	CLP	35,727,658		42,637	3,977	0
	08/2022	CNH	296,331		44,130	0	(129)
	08/2022		$6,182	BRL	30,354	0	(477)
	05/2023	CNH	156,658		$23,343	0	(101)
JPM	07/2022	BRL	7,000		1,274	0	(64)
	07/2022		$1,322	BRL	7,000	15	0
	07/2022		42,658	CLP	36,664,488	0	(2,784)
	08/2022	CNH	130,273		$19,373	0	(84)
	08/2022		$6,091	BRL	31,825	0	(77)
	08/2022		49	KRW	61,743	0	(1)
	08/2022		10,240	PEN	38,949	0	(104)
	10/2022	BRL	5,000		$863	0	(68)
MYI	07/2022		53,422		10,182	8	0
	08/2022		30,335		6,182	481	0
	08/2022	INR	11,998		153	2	0
	08/2022		$63	KRW	79,915	0	(1)
RBC	08/2022		8,383	PEN	31,369	0	(220)
	09/2022	MXN	521,077		$25,324	0	(282)
SCX	07/2022	BRL	51,323		10,000	193	0
	07/2022		$12,344	BRL	64,621	9	(10)
	07/2022		896	PEN	3,387	0	(13)
	07/2022	ZAR	122,419		$8,068	556	0
	08/2022	CNH	525,655		78,470	8	(48)
	11/2022	PEN	3,014		727	0	(49)
SOG	07/2022	EUR	28,763		30,915	773	0
UAG	07/2022		$2,545	BRL	13,305	0	(9)
	07/2022		2,676	ZAR	43,060	0	(34)
	09/2022		19,963	MXN	397,791	0	(416)
	11/2022	ZAR	194,689		$11,917	108	0

Total Forward Foreign Currency Contracts						$10,506	$(13,023)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus BRL	BRL	5.590	08/05/2022	25,000	$(426)	$(183)
Call - OTC USD versus BRL	5.720	08/12/2022	30,000	(492)	(174)
GLM	Call - OTC USD versus BRL	5.610	08/08/2022	45,000	(764)	(337)
MBC	Call - OTC USD versus BRL	5.615	08/09/2022	30,000	(465)	(228)
MYI	Call - OTC USD versus BRL	5.555	07/08/2022	25,000	(351)	(16)
Call - OTC USD versus BRL	5.620	07/18/2022	25,000	(374)	(53)
Call - OTC USD versus BRL	5.365	07/26/2022	30,000	(478)	(396)
Call - OTC USD versus BRL	5.288	08/29/2022	30,000	(503)	(1,012)

Total Written Options	$(3,853)	$(2,399)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.857%	$6,000	$142	$(97)	$45	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	400	(17)	(14)	0	(31)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	4,600	(221)	(161)	0	(382)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.857	5,700	136	(93)	43	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	2,110	(100)	(45)	0	(145)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	2,300	(116)	(42)	0	(158)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	2,100	(75)	(99)	0	(174)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	11,200	(497)	(432)	0	(929)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	300	(12)	(13)	0	(25)
South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	24,400	(1,356)	1,050	0	(306)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	14,600	(694)	(518)	0	(1,212)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	3.013	12,700	(561)	(443)	0	(1,004)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.075	5,000	(161)	98	0	(63)

Total Swap Agreements	$(3,532)	$(809)	$88	$(4,429)

(i)

Securities with an aggregate market value of $16,286 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,817	$0	$1,817
Bahrain
Sovereign Issues	0	1,001	0	1,001
Brazil
Corporate Bonds & Notes	0	17,982	0	17,982
Sovereign Issues	0	3,590	0	3,590
Cayman Islands
Corporate Bonds & Notes	0	9,898	0	9,898
Chile
Corporate Bonds & Notes	0	2,708	0	2,708
Sovereign Issues	0	11,950	0	11,950
Colombia
Corporate Bonds & Notes	0	519	0	519
Sovereign Issues	0	640	0	640
Dominican Republic
Sovereign Issues	0	4,521	0	4,521
India
Corporate Bonds & Notes	0	4,082	0	4,082
Indonesia
Corporate Bonds & Notes	0	10,935	0	10,935
Sovereign Issues	0	13,133	0	13,133
Israel
Sovereign Issues	0	8,786	0	8,786
Ivory Coast
Sovereign Issues	0	3,542	0	3,542
Luxembourg
Corporate Bonds & Notes	0	1,240	0	1,240
Malaysia
Corporate Bonds & Notes	0	3,292	0	3,292
Mauritius
Corporate Bonds & Notes	0	4,608	0	4,608
Mexico
Corporate Bonds & Notes	0	11,884	0	11,884
Sovereign Issues	0	11,747	0	11,747
Oman
Sovereign Issues	0	900	0	900
Paraguay
Sovereign Issues	0	927	0	927
Peru
Sovereign Issues	0	43,784	0	43,784
Qatar
Sovereign Issues	0	21,185	0	21,185
Saudi Arabia
Sovereign Issues	0	1,599	0	1,599
Serbia
Sovereign Issues	0	14,398	0	14,398
South Africa
Sovereign Issues	0	52,928	0	52,928
Thailand
Corporate Bonds & Notes	0	801	0	801
United Arab Emirates
Sovereign Issues	0	10,159	0	10,159
United States
Asset-Backed Securities	0	166	0	166
Corporate Bonds & Notes	0	12,290	0	12,290
Non-Agency Mortgage-Backed Securities	0	361	0	361
Short-Term Instruments
Repurchase Agreements	0	39,374	0	39,374
Israel Treasury Bills	0	21,228	0	21,228
U.S. Treasury Bills	0	62,246	0	62,246
U.S. Treasury Cash Management Bills	0	3,981	0	3,981

	$0	$414,202	$0	$414,202
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,523	$0	$0	$14,523

Total Investments	$14,523	$414,202	$0	$428,725

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	671	0	671
Over the counter	0	10,594	0	10,594

	$0	$11,265	$0	$11,265
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(19,851)	$0	$(19,851)

Total Financial Derivative Instruments	$0	$(8,586)	$0	$(8,586)

Totals	$14,523	$405,616	$0	$420,139

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.8%
Adient U.S. LLC 4.916% (LIBOR01M + 3.250%) due 04/10/2028 ~		$591	$552
AmSurg Corp. 13.000% due 04/30/2028 «		2,629	2,445
Cerba Healthcare SAS 4.000% (EUR003M + 4.000%) due 02/15/2029 ~	EUR	2,200	2,125
CQP Holdco LP 6.000% (LIBOR03M + 3.750%) due 06/05/2028 ~		$6,806	6,460
Envision Healthcare Corp. 8.875% due 04/30/2027		1,700	1,679
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		535	491
Medline Borrower LP 4.916% (LIBOR01M + 3.250%) due 10/23/2028 ~		798	742
MPH Acquisition Holdings LLC 5.825% (LIBOR03M + 4.250%) due 09/01/2028 ~		1,533	1,418
Redstone Holdco 2 LP 5.934% (LIBOR03M + 4.750%) due 04/27/2028 ~		1,785	1,547
RegionalCare Hospital Partners Holdings, Inc. 5.416% (LIBOR01M + 3.750%) due 11/16/2025 ~		1,182	1,105
Viad Corp. 6.666% (LIBOR01M + 5.000%) due 07/30/2028 «~		1,995	1,875

Total Loan Participations and Assignments (Cost $24,333)			20,439

CORPORATE BONDS & NOTES 61.3%
BANKING & FINANCE 14.6%
Armor Holdco, Inc. 8.500% due 11/15/2029		1,000	828
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	200	194
8.500% due 09/10/2030 •		13,400	9,298
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		$2,500	2,077
Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		600	295
3.875% due 10/22/2030		400	169
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,150	725
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		925	861
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		25	25
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		15	14
Enact Holdings, Inc. 6.500% due 08/15/2025		950	898
First Citizens BancShares, Inc. 5.801% (US0003M + 3.972%) due 01/04/2027 ~(d)		350	327
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,350	1,118
6.500% due 10/01/2025		450	425
Freedom Mortgage Corp.
6.625% due 01/15/2027		4,500	3,341
8.250% due 04/15/2025		1,644	1,386
Huarong Finance Co. Ltd. 4.950% due 11/07/2047		400	282
Jane Street Group 4.500% due 11/15/2029		2,150	1,917
KWG Group Holdings Ltd. 5.875% due 11/10/2024		1,000	201
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	300
5.500% due 08/15/2028		1,975	1,587
Navient Corp. 5.625% due 08/01/2033		2,300	1,601
Park Intermediate Holdings LLC 7.500% due 06/01/2025		2,425	2,423
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		500	374

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		1,000	160
Sitka Holdings LLC 6.750% due 07/06/2026 •		850	823
Starwood Property Trust, Inc.
3.625% due 07/15/2026		400	340
4.375% due 01/15/2027		800	696
Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		1,500	229
7.000% due 07/09/2025 ^(b)		4,700	705
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		293	262

			33,881

INDUSTRIALS 43.7%
ADT Security Corp. 4.125% due 08/01/2029		1,000	814
Allison Transmission, Inc. 3.750% due 01/30/2031		1,200	964
Altice France SA 5.500% due 10/15/2029		2,700	2,071
American Airlines Pass-Through Trust 3.375% due 11/01/2028		65	58
American Airlines, Inc. 5.500% due 04/20/2026		500	461
Bausch Health Cos., Inc. 6.250% due 02/15/2029		2,000	1,070
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,200	979
Bombardier, Inc. 7.125% due 06/15/2026		500	414
CCO Holdings LLC
4.250% due 01/15/2034		850	660
4.500% due 06/01/2033		1,300	1,027
4.750% due 02/01/2032		500	411
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	2,300	2,061
Chobani LLC 7.500% due 04/15/2025		$800	736
CNX Resources Corp. 7.250% due 03/14/2027		1,200	1,178
CommScope Technologies LLC 5.000% due 03/15/2027		1,200	889
Community Health Systems, Inc.
5.250% due 05/15/2030		1,200	914
5.625% due 03/15/2027		1,400	1,189
6.000% due 01/15/2029		800	664
6.125% due 04/01/2030		3,700	2,266
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		1,022	1,025
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 «(a)		2,532	1,870
Coty, Inc. 4.750% due 01/15/2029		1,025	882
CT Trust 5.125% due 02/03/2032		1,200	964
DaVita, Inc. 4.625% due 06/01/2030		2,950	2,310
Dell, Inc. 6.500% due 04/15/2038		14,440	14,576
Deluxe Corp. 8.000% due 06/01/2029		850	694
Diamond Sports Group LLC 5.375% due 08/15/2026		500	126
Dufry One BV 2.000% due 02/15/2027	EUR	1,500	1,184
Endo Dac 5.875% due 10/15/2024		$2,200	1,683
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029		1,600	1,213
Ford Motor Co. 4.750% due 01/15/2043		800	572
Frontier Communications Holdings LLC
5.000% due 05/01/2028		400	341
6.000% due 01/15/2030		1,000	772
8.750% due 05/15/2030		1,200	1,216
Full House Resorts, Inc. 8.250% due 02/15/2028		1,800	1,441
Garda World Security Corp. 6.000% due 06/01/2029		3,200	2,465
GFL Environmental, Inc. 3.500% due 09/01/2028		1,250	1,074
Gruenenthal GmbH 4.125% due 05/15/2028	EUR	3,800	3,425

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Helios Software Holdings, Inc. 4.625% due 05/01/2028		$2,200	1,749
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		800	637
4.000% due 05/01/2031		1,500	1,251
Hudbay Minerals, Inc. 6.125% due 04/01/2029		1,550	1,259
iHeartCommunications, Inc.
6.375% due 05/01/2026		305	283
8.375% due 05/01/2027		1,733	1,381
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		300	258
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		1,898	1,571
Jaguar Land Rover Automotive PLC 5.875% due 01/15/2028		1,150	880
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		200	150
Level 3 Financing, Inc.
3.625% due 01/15/2029		2,500	1,932
4.250% due 07/01/2028		925	744
Medline Borrower LP 3.875% due 04/01/2029		1,000	855
MEDNAX, Inc. 5.375% due 02/15/2030		1,550	1,330
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		600	449
5.375% due 12/04/2029		1,700	1,029
5.750% due 07/21/2028		600	387
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		900	804
Occidental Petroleum Corp. 8.875% due 07/15/2030		2,500	2,875
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,550	1,328
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		2,607	1,989
PDC Energy, Inc. 5.750% due 05/15/2026		850	794
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		1,250	75
5.500% due 04/12/2037 ^(b)		1,250	75
PetSmart, Inc. 7.750% due 02/15/2029		1,000	903
Prime Security Services Borrower LLC 3.375% due 08/31/2027		1,150	951
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		500	327
Radiate Holdco LLC 4.500% due 09/15/2026		1,275	1,101
Renault SA 2.000% due 09/28/2026	EUR	1,100	934
Resolute Forest Products, Inc. 4.875% due 03/01/2026		$900	816
Sabre Global, Inc. 9.250% due 04/15/2025		3,050	2,945
Stagwell Global LLC 5.625% due 08/15/2029		400	322
Standard Industries, Inc.
3.375% due 01/15/2031		1,200	887
4.375% due 07/15/2030		1,600	1,265
Studio City Finance Ltd. 5.000% due 01/15/2029		800	415
Tempo Acquisition LLC 5.750% due 06/01/2025		700	660
Tenet Healthcare Corp.
6.125% due 10/01/2028		1,700	1,460
6.125% due 06/15/2030		1,500	1,388
Travel & Leisure Co. 6.000% due 04/01/2027		600	544
U.S. Renal Care, Inc. 10.625% due 07/15/2027		900	340
Virtusa Corp. 7.125% due 12/15/2028		500	403
Williams Scotsman International, Inc. 4.625% due 08/15/2028		1,775	1,516
WMG Acquisition Corp. 3.000% due 02/15/2031		1,050	816
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	343
Wynn Macau Ltd.
5.500% due 10/01/2027		1,000	649
5.625% due 08/26/2028		1,900	1,175

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Yum! Brands, Inc. 4.625% due 01/31/2032		800	709

			101,613

UTILITIES 3.0%
Calpine Corp.
3.750% due 03/01/2031		700	571
5.000% due 02/01/2031		700	567
EP Infrastructure AS 1.698% due 07/30/2026	EUR	1,500	1,104
Genesis Energy LP 8.000% due 01/15/2027		$1,200	1,065
NSG Holdings LLC 7.750% due 12/15/2025		758	747
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		1,021	630
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		21	20
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		858	215
Terraform Global Operating LLC 6.125% due 03/01/2026		1,100	1,048
TerraForm Power Operating LLC 5.000% due 01/31/2028		1,000	908

			6,875

Total Corporate Bonds & Notes (Cost $177,924)			142,369

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		285	281

Total Municipal Bonds & Notes (Cost $285)			281

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust 3.268% due 10/25/2035 ~		59	45
American Home Mortgage Assets Trust
1.396% due 11/25/2046 •		517	169
6.750% due 06/25/2037 ^þ		85	74
Banc of America Funding Trust 3.034% due 03/20/2036 ^~		54	50
Bear Stearns ALT-A Trust 3.257% due 01/25/2035 ~		2	2
Citigroup Mortgage Loan Trust 2.480% (H15T1Y + 2.400%) due 11/25/2035 ~		35	34
Countrywide Alternative Loan Trust
1.476% due 12/25/2035 •		26	23
1.984% due 05/25/2047 •		13	11
2.032% (US0001M + 0.420%) due 03/20/2046 ~		23	18
2.737% due 10/25/2035 ^~		19	17
Countrywide Home Loan Mortgage Pass-Through Trust
2.264% due 03/25/2035 •		73	67
6.000% due 05/25/2036 ^		42	23
Downey Savings & Loan Association Mortgage Loan Trust 2.112% due 02/19/2045 •		5	5
First Horizon Alternative Mortgage Securities Trust
2.448% due 09/25/2035 ^~		98	89
6.000% due 05/25/2036 ^		47	25
GMAC Mortgage Corp. Loan Trust 2.900% due 04/19/2036 ^~		101	81
GSR Mortgage Loan Trust
2.763% due 04/25/2035 ~		1	1
3.049% due 11/25/2035 ~		8	8
HarborView Mortgage Loan Trust
1.802% (US0001M + 0.190%) due 01/19/2038 ~		14	12
2.075% due 03/19/2036 ^•		198	188
IndyMac INDX Mortgage Loan Trust 2.926% due 09/25/2035 ^~		31	28
JP Morgan Mortgage Trust
2.947% due 07/25/2035 ~		25	24
3.043% due 07/27/2037 ~		143	134
6.000% due 08/25/2037 ^		60	36
Residential Accredit Loans, Inc. Trust
1.954% (US0001M + 0.330%) due 03/25/2037 ~		260	51
5.404% due 02/25/2036 ^~		133	110
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^		52	35
Structured Asset Mortgage Investments Trust 2.064% due 05/25/2036 •		14	12

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
1.246% due 05/25/2047 •	173	157
2.521% due 10/25/2036 ^~	63	59
3.368% due 07/25/2037 ^~	67	64

Total Non-Agency Mortgage-Backed Securities (Cost $1,700)		1,652

ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust 1.774% (US0001M + 0.150%) due 08/25/2036 ~	43	42
Credit-Based Asset Servicing & Securitization Trust 3.136% due 01/25/2037 ^þ	787	294
Morgan Stanley ABS Capital, Inc. Trust 1.764% (US0001M + 0.140%) due 05/25/2037 ~	60	53
Option One Mortgage Loan Trust Asset-Backed Certificates 2.599% (US0001M + 0.975%) due 08/25/2033 ~	30	30

Total Asset-Backed Securities (Cost $408)		419

SOVEREIGN ISSUES 0.8%
Argentina Government International Bond 2.500% due 07/09/2041 þ	7,113	1,849

Total Sovereign Issues (Cost $3,463)		1,849

	SHARES
COMMON STOCKS 2.5%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (c)	163,228	175
iHeartMedia, Inc. 'A' (c)	39,083	308
iHeartMedia, Inc. 'B' «(c)	30,332	215

		698

CONSUMER DISCRETIONARY 0.3%
Caesars Entertainment, Inc. (c)	19,463	746

ENERGY 0.4%
California Resources Corp.	14,960	576
Constellation Oil 'B' «(c)(e)	2,866,681	311

		887

FINANCIALS 0.4%
Hipotecaria Su Casita SA de CV «(c)	78,886	0
Intelsat SA «(c)(e)	26,087	730
Mr Cooper Group, Inc. (c)	4,374	161

		891

HEALTH CARE 0.6%
NVHL SA 'A' «(c)(e)	197,572	132
NVHL SA 'D' «(c)(e)	197,572	132
NVHL SA 'E' «(c)(e)	197,572	132
NVHL SA 'F' «(c)(e)	197,572	132
NVHL SA 'G' «(c)(e)	197,572	132
NVHL SA 'H' «(c)(e)	197,572	133
NVHL SA 'I' «(c)(e)	197,572	133
NVHL SA 'J' «(c)(e)	197,572	133
NVHL SA. 'B' «(c)(e)	197,572	133
NVHL SA. 'C' «(c)(e)	197,572	133

		1,325

INDUSTRIALS 0.5%
Neiman Marcus Group Ltd. LLC «(c)(e)	7,513	1,299
Voyager Aviation Holdings LLC «(c)	136	0

		1,299

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)	720,949	0

Total Common Stocks (Cost $19,210)		5,846

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA (c)	2,732	13

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Rights (Cost $0)		13

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(e)	3	0

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	2,732	14

		14

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	16

Total Warrants (Cost $613)		30

PREFERRED SECURITIES 0.3%
INDUSTRIALS 0.3%
Voyager Aviation Holdings LLC 9.500% «	814	246
Xfit Brands, Inc. «	1,000	418

Total Preferred Securities (Cost $3,922)		664

	UNITS
EQUITY-LINKED SECURITIES 0.1%
ENERGY 0.1%
California Resources Corp. - Exp. 10/27/2024	24,765	254

Total Equity-Linked Securities (Cost $232)		254

SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS (f) 7.7%		17,871

Total Short-Term Instruments (Cost $17,871)		17,871

Total Investments in Securities (Cost $249,962)		191,687

	SHARES
INVESTMENTS IN AFFILIATES 11.7%
SHORT-TERM INSTRUMENTS 11.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III	2,798,799	27,160

Total Short-Term Instruments (Cost $27,168)		27,160

Total Investments in Affiliates (Cost $27,168)		27,160

Total Investments 94.2% (Cost $277,130)		$218,847
Financial Derivative Instruments (g)(h) 0.6%(Cost or Premiums, net $994)		1,501
Other Assets and Liabilities, net 5.2%		12,087

Net Assets 100.0%		$232,435

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$311	$311	0.13%
Constellation Oil Class 'D' 0.000% due 06/10/2071					06/10/2022 - 06/10/2071		0	0	0.00
Intelsat SA					09/05/2018		2,449	730	0.31
NVHL SA 'A'					03/09/2012 - 05/01/2013		614	132	0.06
NVHL SA. 'B'					03/09/2012 - 05/01/2013		613	133	0.06
NVHL SA. 'C'					03/09/2012 - 05/01/2013		613	133	0.06
NVHL SA 'D'					03/09/2012 - 05/01/2013		614	132	0.06
NVHL SA 'E'					03/09/2012 - 05/01/2013		614	132	0.06
NVHL SA 'F'					03/09/2012 - 05/01/2013		613	132	0.06
NVHL SA 'G'					03/09/2012 - 05/01/2013		613	132	0.06
NVHL SA 'H'					03/09/2012 - 05/01/2013		613	133	0.06
NVHL SA 'I'					03/09/2012 - 05/01/2013		613	133	0.06
NVHL SA 'J'					03/09/2012 - 05/01/2013		613	133	0.06
Neiman Marcus Group Ltd. LLC					09/25/2020		242	1,299	0.56

							$9,135	$3,665	1.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.000%	06/30/2022	07/13/2022	$271	American Airlines Pass-Through Trust 4.950% due 08/15/2026		$(265)	$271	$271
FICC	0.400	06/30/2022	07/01/2022	637	U.S. Treasury Notes 3.000% due 06/30/2024		(650)	637	637
JPS	1.350	06/30/2022	07/01/2022	14,500	U.S. Treasury Bonds 3.250% due 05/15/2042		(14,837)	14,500	14,501
SBI	(3.750)	03/18/2022	TBD(2)	2,463	American Airlines Pass-Through Trust 4.950% due 08/15/2026		(2,387)	2,463	2,436

Total Repurchase Agreements							$(18,139)	$17,871	$17,845

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Corporate Bonds & Notes (1.1)%
Industrials (1.1)%
American Airlines Pass-Through Trust					4.950%	08/15/2026	$2,804	$(2,937)	$(2,652)

Total Short Sales (1.1)%								$(2,937)	$(2,652)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(186) at a weighted average interest rate of (3.000)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Open maturity repurchase agreement.
(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	201	$22,562	$83	$141	$0
U.S. Treasury 10-Year Note September Futures	09/2022	106	12,564	(80)	108	0

$3	$249	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	74	$(11,538)	$332	$0	$(279)
Euro-Buxl 30-Year Bond September Futures	09/2022	7	(1,200)	52	0	(52)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	13	(2,006)	43	0	(30)

$427	$0	$(361)

Total Futures Contracts	$430	$249	$(361)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	1.410%	$10,000	$722	$(692)	$30	$27	$0
Anheuser-Busch InBev	(1.000)	Quarterly	06/20/2025	0.780	EUR	8,800	(258)	196	(62)	11	0
ArcelorMittal	(5.000)	Quarterly	06/20/2025	2.366	2,000	(393)	233	(160)	16	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	0.909	$4,000	(40)	34	(6)	7	0
Howmet Aerospace, Inc.	(1.000)	Quarterly	06/20/2025	1.427	5,000	128	(70)	58	6	0
Johnson & Johnson Co.	(1.000)	Quarterly	06/20/2024	0.147	20,000	(606)	220	(386)	5	0
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	1.976	4,000	212	(186)	26	0	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.844	10,000	(71)	444	373	4	0

$(306)	$179	$(127)	$76	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$25,938	$725	$(4)	$721	$34	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$91,000	$109	$(110)	$(1)	$0	$(18)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	1.000%	Semi-Annual	12/16/2030	$44,300	$466	$(7,287)	$(6,821)	$297	$0

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Swap Agreements				$994	$(7,222)	$(6,228)	$407	$(18)
Cash of $4,974 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset		Liability

BOA	07/2022		$10,992	EUR	10,413	$0		$(79)
BPS	07/2022	EUR	201		$217	6		0
	07/2022	GBP	183		231	8		0
	07/2022		$34,465	EUR	32,730	0		(165)
	08/2022	EUR	22,677		$23,895	87		0
	08/2022	GBP	183		222	0		(1)
CBK	07/2022		$2,494	EUR	2,323	0		(60)
HUS	07/2022	EUR	46,858		$50,532	1,427		0
	07/2022		$1,831	EUR	1,749	6		(4)
	08/2022	EUR	146		$152	0		(1)

Total Forward Foreign Currency Contracts						$1,534		$(310)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments			$0		$16,119	$4,320		$20,439
Corporate Bonds & Notes
Banking & Finance			0		33,881	0		33,881
Industrials			0		98,718	2,895		101,613
Utilities			0		6,875	0		6,875
Municipal Bonds & Notes
Florida			0		281	0		281
Non-Agency Mortgage-Backed Securities			0		1,652	0		1,652
Asset-Backed Securities			0		419	0		419
Sovereign Issues			0		1,849	0		1,849
Common Stocks
Communication Services			483		0	215		698
Consumer Discretionary			746		0	0		746
Energy			576		0	311		887
Financials			161		0	730		891
Health Care			0		0	1,325		1,325
Industrials			0		0	1,299		1,299
Rights
Financials			0		0	13		13
Warrants
Financials			0		0	14		14
Utilities			16		0	0		16
Preferred Securities
Industrials			0		0	664		664
Equity-Linked Securities
Energy			254		0	0		254
Short-Term Instruments
Repurchase Agreements			0		17,871	0		17,871

			$2,236		$177,665	$11,786		$191,687
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$27,160		$0	$0		$27,160

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Investments				$29,396		$177,665		$11,786	$218,847

Short Sales, at Value - Liabilities
Corporate Bonds & Notes				$0		$(2,652)		$0	$(2,652)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		656		0	656
Over the counter				0		1,534		0	1,534

				$0		$2,190		$0	$2,190
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(331)		(48)		0	(379)
Over the counter				0		(310)		0	(310)

				$(331)		$(358)		$0	$(689)

Total Financial Derivative Instruments				$(331)		$1,832		$0	$1,501

Totals				$29,065		$176,845		$11,786	$217,696

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,058	$7,570	$(752)	$(64)	$(35)	$(2,910)	$0	$(1,547)	$4,320	$(2,703)
Corporate Bonds & Notes
Industrials	0	2,853	0	8	0	34	0	0	2,895	34
Common Stocks
Communication Services	517	0	0	0	0	(302)	0	0	215	(301)
Energy	0	311	0	0	0	0	0	0	311	0
Financials	796	0	0	0	0	(66)	0	0	730	(65)
Health Care	49,182	0	(7,170)	0	7,079	(47,766)	0	0	1,325	(40,137)
Industrials	1,165	0	0	0	0	134	0	0	1,299	134
Real Estate	72	0	0	0		(72)	0	0	0	(72)
Rights
Financials	12	0	0	0	0	1	0	0	13	1
Warrants (3)
Financials	14	0	0	0	0	0	0	0	14	0
Preferred Securities
Industrials	1,667	0	0	0	0	(1,003)	0	0	664	(1,002)

Totals	$55,483	$10,734	$(7,922)	$(56)	$7,044	$(51,950)	$0	$(1,547)	$11,786	$(44,111)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,320	Third Party Vendor			Broker Quote			93.000 - 94.000	93.434
Corporate Bonds & Notes
Industrials		1,870	Other Valuation Techniques(2)			-			-	—
		1,025	Proxy Pricing			Base Price			100.000	—
Common Stocks
Communication Services		215	Reference Instrument			Liquidity Discount			10.000	—
Energy		311	Other Valuation Techniques(2)			-			-	—
Financials		730	Indicative Market Quotation			EBITDA Multiple		x	7.000	—
Health Care		1,325	Comparable Companies			EBITDA multiple		x	10.500	—
Industrials		1,299	Discounted Cash Flow			Discount Rate			9.500	—
Rights
Financials		13	Other Valuation Techniques(2)			-			-	—
Warrants
Financials		14	Other Valuation Techniques(2)			-			-	—
Preferred Securities
Industrials		246	Comparable Companies / Discounted Cash Flow			Book Value Multiple / Discount R		x/%	0.260/21.660	—
		418	Discounted Cash Flow			Discount rate			21.562	—

Total		$11,786

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

(3)	Item moved from a different subclass from Rights to Warrants

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 70.4% ¤
CANADA 1.4%
SOVEREIGN ISSUES 1.4%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$7,342

Total Canada (Cost $6,715)			7,342

UNITED STATES 3.6%
ASSET-BACKED SECURITIES 1.2%
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~		$118	113
Argent Securities Trust 1.804% (US0001M + 0.180%) due 07/25/2036 ~		1,258	378
Asset-Backed Funding Certificates Trust 2.324% due 06/25/2034 •		270	260
Asset-Backed Securities Corp. Home Equity Loan Trust 1.704% due 05/25/2037 •		39	26
Bear Stearns Asset-Backed Securities Trust 2.284% due 10/25/2032 •		33	33
Countrywide Asset-Backed Certificates 2.364% due 05/25/2032 •		56	56
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •		53	51
Credit-Based Asset Servicing & Securitization Trust
1.684% (US0001M + 0.060%) due 11/25/2036 ~		31	16
1.694% due 01/25/2037 ^•		267	97
Home Equity Asset Trust 2.224% (US0001M + 0.600%) due 11/25/2032 ~		1	1
HSI Asset Securitization Corp. Trust 1.724% due 10/25/2036 •		22	10
Long Beach Mortgage Loan Trust 2.184% due 10/25/2034 •		28	26
Merrill Lynch Mortgage Investors Trust 1.784% due 09/25/2037 •		38	21
Morgan Stanley ABS Capital, Inc. Trust
1.684% (US0001M + 0.060%) due 05/25/2037 ~		44	39
1.724% (US0001M + 0.100%) due 11/25/2036 ~		6,006	3,341
SLM Student Loan Trust 2.684% due 04/25/2023 •		1,773	1,769
Soundview Home Loan Trust 1.684% due 11/25/2036 •		237	81
Structured Asset Securities Corp. Mortgage Loan Trust 2.562% due 04/25/2035 •		3	3
Washington Mutual Asset-Backed Certificates Trust 1.684% due 10/25/2036 •		24	11

			6,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Bear Stearns ALT-A Trust
2.994% due 01/25/2036 ^~		488	478
3.134% due 08/25/2036 ^~		22	15
Citigroup Mortgage Loan Trust 2.829% due 08/25/2035 ~		9	9
Countrywide Alternative Loan Trust
1.792% due 02/20/2047 ^•		3,205	2,492
1.944% due 02/25/2047 •		68	61
2.032% (US0001M + 0.420%) due 03/20/2046 ~		261	207
2.144% due 12/25/2035 •		26	23
2.184% due 12/25/2035 •		171	159
2.184% due 02/25/2037 •		80	66
2.224% due 08/25/2035 •		211	192
2.224% (US0001M + 0.600%) due 12/25/2035 ~		688	536
2.324% due 09/25/2035 •		725	664
Countrywide Home Loan Mortgage Pass-Through Trust
2.084% due 05/25/2035 •		90	76
2.204% due 03/25/2035 ^•		313	262
2.204% due 04/25/2035 •		2	2
2.224% (US0001M + 0.600%) due 03/25/2035 ~		29	21
2.264% due 03/25/2035 •		1,679	1,407
2.284% (US0001M + 0.660%) due 02/25/2035 ~		7	7

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.384% due 09/25/2034 •	4	4
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	3	3
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.724% (US0001M + 0.100%) due 10/25/2036 ^~	2	2
Downey Savings & Loan Association Mortgage Loan Trust
2.032% due 03/19/2045 •	140	136
2.132% due 08/19/2045 •	84	74
2.272% due 09/19/2045 •	1,058	721
GreenPoint Mortgage Funding Trust 2.084% due 06/25/2045 •	834	654
HarborView Mortgage Loan Trust
2.075% due 03/19/2036 ^•	781	744
2.092% (US0001M + 0.480%) due 06/19/2035 ~	139	133
2.092% due 01/19/2036 ^•	15	15
2.112% (US0001M + 0.500%) due 01/19/2036 ~	1,282	820
2.232% (US0001M + 0.620%) due 11/19/2035 ~	145	118
2.272% due 09/19/2035 •	9	7
2.292% due 06/20/2035 •	36	34
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.549% due 10/25/2035 ~	14	9
Residential Accredit Loans, Inc. Trust 2.044% due 04/25/2046 •	117	37
Sequoia Mortgage Trust
1.994% due 10/20/2034 •	132	122
2.295% due 10/19/2026 •	3	3
2.295% (US0001M + 0.700%) due 07/20/2033 ~	380	360
Structured Asset Mortgage Investments Trust 2.175% due 07/19/2034 •	2	2
Thornburg Mortgage Securities Trust 2.164% due 03/25/2044 •	53	49
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •	66	60
1.473% due 02/27/2034 •	3	3
1.676% due 11/25/2042 •	1	1
1.723% (COF 11 + 1.500%) due 10/25/2046 ~	20	18
1.723% due 11/25/2046 •	224	206
1.876% (12MTA + 1.400%) due 08/25/2042 ~	5	4
2.204% due 10/25/2045 •	10	10
2.244% (US0001M + 0.620%) due 01/25/2045 ~	5	5
2.264% (US0001M + 0.640%) due 01/25/2045 ~	7	6
2.264% due 07/25/2045 •	6	5

		11,042

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
1.356% due 09/25/2042 •	19	18
1.628% due 12/01/2034 •	3	3
1.744% due 03/25/2034 •	2	1
1.774% due 08/25/2034 •	2	2
2.024% (US0001M + 0.400%) due 06/25/2029 ~	1	1
2.430% due 11/01/2034 •	9	9
2.633% due 12/01/2030 •	1	1
6.000% due 07/25/2044	10	11
7.000% due 09/25/2023	1	1
Freddie Mac
1.524% due 02/25/2045 •	16	16
1.676% due 10/25/2044 •	35	36
1.774% (US0001M + 0.450%) due 12/15/2031 ~	1	1
1.774% due 09/25/2035 •	673	671
1.876% due 07/25/2044 •	10	10
1.904% due 09/25/2031 •	11	11
2.830% due 10/01/2036 •	11	11
6.500% due 07/15/2028	85	91
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2025 ~	9	8
1.750% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~	9	9
1.875% (H15T1Y + 1.500%) due 06/20/2023 - 05/20/2026 ~	12	12
2.000% (H15T1Y + 1.500%) due 09/20/2024 ~	13	13
2.000% due 11/20/2024 - 06/20/2030 •	180	181
2.625% (H15T1Y + 1.500%) due 02/20/2025 ~	9	9
6.000% due 08/20/2034	209	221
U.S. Small Business Administration
4.625% due 02/01/2025	5	5

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2022 (Unaudited)

5.090% due 10/01/2025		2	2

			1,354

Total United States (Cost $25,040)			18,728

SHORT-TERM INSTRUMENTS 65.4%
REPURCHASE AGREEMENTS (e) 36.7%			189,652

JAPAN TREASURY BILLS 7.7%
(0.094)% due 09/12/2022 (c)(d)	JPY	5,380,000	39,664

U.S. TREASURY BILLS 10.8%
0.954% due 07/14/2022 - 09/29/2022 (b)(c)(h)		$55,707	55,650

			55,650

U.S. TREASURY CASH MANAGEMENT BILLS 10.2%
1.703% due 09/13/2022 - 11/01/2022 (a)(b)(c)		53,000	52,728

Total Short-Term Instruments (Cost $338,097)			337,694

Total Investments in Securities (Cost $369,852)			363,764

		SHARES
INVESTMENTS IN AFFILIATES 25.8%
SHORT-TERM INSTRUMENTS 25.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.8%
PIMCO Short-Term Floating NAV Portfolio III		13,745,943	133,391

Total Short-Term Instruments (Cost $135,368)			133,391

Total Investments in Affiliates (Cost $135,368)			133,391

Total Investments 96.2% (Cost $505,220)			$497,155
Financial Derivative Instruments (f)(g) (2.9)%(Cost or Premiums, net $47,465)			(15,098)
Other Assets and Liabilities, net 6.7%			34,596

Net Assets 100.0%			$516,653

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$3,363	U.S. Treasury Notes 3.000% due 06/30/2024	$(3,431)	$3,363	$3,363
FICC	1.450	06/30/2022	07/01/2022	130,400	U.S. Treasury Bonds 4.250% due 11/15/2040	(133,008)	130,400	130,405
NOM	1.420	06/30/2022	07/01/2022	55,300	U.S. Treasury Bonds 4.375% due 11/15/2039	(56,634)	55,300	55,302
SSB	0.400	06/30/2022	07/01/2022	589	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(601)	589	589

Total Repurchase Agreements	$(193,674)	$189,652	$189,659

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - MSE Canada Government 10-Year Bond September 2022 Futures	CAD	81.000	08/19/2022	133	$133	$2	$1

Total Purchased Options	$2	$1

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 137.000 on Euro-Bobl Bond September 2022 Futures(1)	08/2022	7	$0	$0	$0	$0
Call Options Strike @ EUR 150.000 on Euro-Bobl Bond September 2022 Futures (1)	08/2022	234	1	0	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2022 Futures(1)	08/2022	1,189	12	(1)	0	0
Call Options Strike @ EUR 190.000 on Euro-Bund 10-Year Bond September 2022 Futures(1)	08/2022	5,053	53	(5)	0	0

$(6)	$0	$0

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2022	1,146	$(147,861)	$(5,016)	$0	$(3,519)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2022 (Unaudited)

Euro-Bund 10-Year Bond September Futures				09/2022	298		(46,462)	406		0	(1,465)
Euro-OAT France Government 10-Year Bond September Futures				09/2022	1,141		(165,642)	4,384		0	(3,145)

								$(226)		$0	$(8,129)

Total Futures Contracts								$(232)		$0	$(8,129)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.800%	Annual	03/10/2032	GBP	60,900	$(2,387)	$(7,655)	$(10,042)	$1,087	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.800	Annual	03/15/2032		73,300	(3,048)	(9,058)	(12,106)	1,309	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/10/2052		24,600	2,638	5,818	8,456	0	(753)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		29,300	3,392	6,684	10,076	0	(896)
Receive(3)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		152,600	32,912	25,210	58,122	0	(5,141)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/18/2026	JPY	4,930,000	(80)	(40)	(120)	0	(20)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		18,250,000	2,926	2,346	5,272	0	(239)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.374	Annual	04/21/2032		880,000	0	69	69	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	04/22/2032		558,000	0	33	33	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.426	Annual	04/25/2032		174,000	0	7	7	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		12,675,000	208	686	894	0	(183)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		1,950,000	153	(71)	82	0	(40)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		13,613,900	4,250	2,562	6,812	0	(340)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		6,450,000	313	2,769	3,082	0	(193)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/15/2032	CAD	16,700	(1,534)	261	(1,273)	66	0
Pay(3)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	698,400	(4,986)	2,999	(1,987)	2,617	0
Pay(3)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2024		34,000	(925)	(573)	(1,498)	154	0
Pay(3)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2027		141,000	(11,989)	(3,385)	(15,374)	1,855	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		407,900	(28,413)	(27,091)	(55,504)	8,654	0
Receive(3)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		158,540	34,284	(4,042)	30,242	0	(3,042)
Receive(3)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		62,600	19,725	2,381	22,106	0	(1,789)

Total Swap Agreements							$47,439	$(90)	$47,349	$15,742	$(12,658)

Cash of $44,280 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	Future styled option.
(2)	Unsettled variation margin liability of $(1,852) for closed futures and unsettled variation margin asset of $1,092 for closed swap agreements is outstanding at period end.
(3)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2022	AUD	8,730		$6,277	$252	$0
	07/2022	CAD	148		118	3	0
	07/2022	GBP	9,358		11,315	0	(77)
	07/2022	JPY	1,262		9	0	0
	07/2022		$653	DKK	4,594	0	(6)
	07/2022		1,491	EUR	1,409	0	(15)
	07/2022		6,869	GBP	5,432	0	(256)
	07/2022		1,163	JPY	158,600	6	0
	08/2022	DKK	4,584		$653	6	0
	08/2022		$1,469	SEK	14,535	0	(46)
BPS	07/2022	AUD	195,284		$134,845	98	(47)
	07/2022	CAD	354		274	0	(1)
	07/2022	EUR	75,950		79,597	75	(70)
	07/2022	GBP	11,392		13,826	0	(42)
	07/2022	JPY	8,389,000		61,631	0	(198)
	07/2022	MXN	4,650		222	0	(9)
	07/2022	NOK	196,190		19,700	0	(218)
	07/2022		$4,858	AUD	6,997	0	(29)
	07/2022		38,812	EUR	36,496	0	(566)
	07/2022		12,946	GBP	10,454	18	(238)
	07/2022		6,285	JPY	844,500	0	(61)
	08/2022	EUR	11,316		$11,924	43	0
	08/2022	GBP	2,384		2,897	0	(7)
	09/2022	JPY	2,468,000		18,472	196	0
	09/2022	MXN	4,650		227	0	(1)
BRC	07/2022	JPY	78,200		605	29	0
	07/2022	NOK	107,346		10,950	52	0
	07/2022		$6,699	GBP	5,460	0	(53)
	07/2022		48,165	JPY	6,533,518	0	(11)
	07/2022		60,052	NOK	565,684	0	(2,620)
	08/2022	JPY	6,522,907		$48,165	9	0
	08/2022		$10,950	NOK	107,299	0	(51)
	09/2022	JPY	2,912,000		$21,793	230	0
CBK	07/2022		$41,277	EUR	38,594	0	(832)
	07/2022		849	GBP	690	0	(9)
	07/2022		5,364	NOK	52,580	0	(25)
DUB	07/2022	DKK	3,309		$491	25	0
	07/2022		$8,832	NOK	85,017	0	(199)
GLM	08/2022		286	AUD	415	1	0
HUS	07/2022	AUD	17,684		$12,772	566	0
	07/2022	CAD	822		648	9	0
	07/2022	DKK	1,285		192	11	0
	07/2022	EUR	2,232		2,346	7	0
	07/2022	GBP	6,900		8,485	85	0
	07/2022	NOK	41,280		4,413	222	0
	07/2022		$87,249	AUD	126,640	187	(22)
	07/2022		2,251	EUR	2,163	16	0
	07/2022		4,017	GBP	3,230	0	(85)
	07/2022		1,738	JPY	232,500	0	(24)
	08/2022	AUD	120,638		$83,094	0	(193)
	08/2022	JPY	948,721		6,971	0	(33)
JPM	07/2022	AUD	531		365	0	(1)
	07/2022	CAD	235		187	4	0
	08/2022		$365	AUD	531	1	0
	08/2022		210	SGD	288	0	(2)
RYL	07/2022	NOK	729,180		$72,856	0	(1,175)
SCX	07/2022	AUD	4,028		2,770	0	(10)
	07/2022	NOK	113,270		11,407	0	(93)
	07/2022		$13,008	JPY	1,770,871	44	0
	08/2022	JPY	1,768,000		$13,008	0	(45)
	08/2022		$2,770	AUD	4,028	10	0
TOR	07/2022	AUD	1,028		$708	0	(2)
	07/2022	CAD	12,039		9,426	73	0
	07/2022	JPY	2,100,476		16,549	1,068	0
	07/2022		$6,783	CAD	8,727	9	(12)
	08/2022	CAD	8,727		$6,783	12	(9)
	08/2022		$708	AUD	1,028	2	0
UAG	07/2022	AUD	22,268		$15,503	133	0
	07/2022	NOK	137,795		14,196	204	0
	07/2022		$83,094	AUD	116,331	0	(2,796)
	07/2022		65,923	NOK	621,617	0	(2,813)

Total Forward Foreign Currency Contracts						$3,706	$(13,002)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2022 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC AUD versus USD	$0.500	07/11/2022	40,000	$3	$0
DUB	Call - OTC EUR versus USD	1.200	08/04/2022	28,000	3	0
GLM	Call - OTC USD versus NOK	NOK	14.200	07/11/2022	75,000	7	0
MBC	Put - OTC EUR versus USD	$0.880	08/11/2022	35,000	4	2
Call - OTC USD versus NOK	NOK	13.100	07/18/2022	71,000	7	0

Total Purchased Options	$24	$2

(h)

Securities with an aggregate market value of $11,055 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Canada
Sovereign Issues	$0	$7,342	$0	$7,342
United States
Asset-Backed Securities	0	6,332	0	6,332
Non-Agency Mortgage-Backed Securities	0	11,042	0	11,042
U.S. Government Agencies	0	1,354	0	1,354
Short-Term Instruments
Repurchase Agreements	0	189,652	0	189,652
Japan Treasury Bills	0	39,664	0	39,664
U.S. Treasury Bills	0	55,650	0	55,650
U.S. Treasury Cash Management Bills	0	52,728	0	52,728

$0	$363,764	$0	$363,764
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133,391	$0	$0	$133,391

Total Investments	$133,391	$363,764	$0	$497,155

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	15,742	0	15,743
Over the counter	0	3,708	0	3,708

$1	$19,450	$0	$19,451
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,129)	(12,658)	0	(20,787)
Over the counter	0	(13,002)	0	(13,002)

$(8,129)	$(25,660)	$0	$(33,789)

Total Financial Derivative Instruments	$(8,128)	$(6,210)	$0	$(14,338)

Totals	$125,263	$357,554	$0	$482,817

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR01M + 2.250%) due 12/01/2027 ~	$1,584	$1,509
Carnival Corp. 5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~	3,638	3,396
Castlelake LP 2.950% (LIBOR01M + 2.950%) due 05/13/2031 «~	7,484	6,811
CenturyLink, Inc. 3.916% (LIBOR01M + 2.250%) due 03/15/2027 ~	1,225	1,128
Marriott Ownership Resorts, Inc. 3.416% (LIBOR01M + 1.750%) due 08/29/2025 ~	257	245

Total Loan Participations and Assignments (Cost $14,088)		13,089

CORPORATE BONDS & NOTES 84.4%
BANKING & FINANCE 46.5%
AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,111
3.650% due 07/21/2027	300	273
4.450% due 04/03/2026	10,275	9,825
4.875% due 01/16/2024	2,500	2,488
Agree LP 2.900% due 10/01/2030	3,400	2,889
AIA Group Ltd.
3.200% due 03/11/2025	540	533
3.900% due 04/06/2028	540	536
Air Lease Corp. 3.000% due 09/15/2023	2,800	2,739
Aircastle Ltd. 2.850% due 01/26/2028	8,600	7,117
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,419
3.450% due 04/30/2025	300	296
3.950% due 01/15/2028	300	291
4.900% due 12/15/2030	6,420	6,379
Ally Financial, Inc. 8.000% due 11/01/2031	6,050	6,733
American Assets Trust LP 3.375% due 02/01/2031	6,900	5,912
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,500	1,425
3.300% due 07/15/2026	3,366	3,294
3.875% due 01/30/2031	500	492
American Homes 4 Rent LP
4.250% due 02/15/2028	2,000	1,912
4.900% due 02/15/2029	400	390
American Tower Corp.
1.300% due 09/15/2025	2,100	1,904
2.700% due 04/15/2031	19,100	15,739
2.750% due 01/15/2027	13,800	12,632
2.900% due 01/15/2030	700	600
3.800% due 08/15/2029	7,900	7,259
3.950% due 03/15/2029	3,052	2,844
Antares Holdings LP
2.750% due 01/15/2027	6,000	4,797
3.750% due 07/15/2027	6,100	5,134
3.950% due 07/15/2026	5,400	4,695
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	963
Ares Capital Corp. 2.875% due 06/15/2027	5,000	4,178
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	83
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	3,950	3,432
Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	2,738
4.125% due 08/01/2025	943	897
4.375% due 01/30/2024	5,527	5,432
4.875% due 10/01/2025	1,500	1,456
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,078	17,200

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.950% due 07/01/2024	4,500	4,312
4.250% due 04/15/2026	1,573	1,459
5.250% due 05/15/2024	1,786	1,756
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	14,500	13,996
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,628
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.125% due 11/09/2022	2,400	2,405
Bangkok Bank PCL 3.466% due 09/23/2036 •	200	168
Bank of America Corp.
1.319% due 06/19/2026 •	15,000	13,655
1.486% due 05/19/2024 •	1,950	1,906
1.898% due 07/23/2031 •	1,200	960
1.922% due 10/24/2031 •	4,000	3,199
2.144% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,591
2.299% due 07/21/2032 •	1,200	971
2.572% due 10/20/2032 •	200	165
2.676% due 06/19/2041 •	1,000	721
3.593% due 07/21/2028 •	5,000	4,720
3.824% due 01/20/2028 •	10,000	9,598
4.083% due 03/20/2051 •	500	432
4.375% due 01/27/2027 •(e)	6,700	5,576
4.571% due 04/27/2033 •	1,800	1,754
6.125% due 04/27/2027 •(e)	4,700	4,544
Bank of Nova Scotia 1.438% (SOFRRATE + 0.380%) due 07/31/2024 ~	7,000	6,898
Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	1,480	1,406
3.750% due 07/20/2023	2,500	2,502
Barclays Bank PLC 7.625% due 11/21/2022 (f)	2,000	2,020
Barclays PLC
2.645% due 06/24/2031 •	14,600	12,097
2.791% (US0003M + 1.380%) due 05/16/2024 ~	26,243	26,237
4.338% due 05/16/2024 •	700	700
4.375% due 01/12/2026	5,500	5,452
5.088% due 06/20/2030 •	2,800	2,646
5.200% due 05/12/2026	1,300	1,297
BBVA Bancomer SA 6.750% due 09/30/2022	10,938	10,976
BGC Partners, Inc.
4.375% due 12/15/2025	6,200	6,051
5.375% due 07/24/2023	10,600	10,672
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	628
1.625% due 08/05/2028	7,200	6,090
2.500% due 01/10/2030	1,200	1,039
Blackstone Private Credit Fund 2.350% due 11/22/2024	4,100	3,772
Blue Owl Finance LLC
3.125% due 06/10/2031	100	77
4.125% due 10/07/2051	2,300	1,532
BNP Paribas SA
2.159% due 09/15/2029 •	2,500	2,094
2.219% due 06/09/2026 •	18,600	17,197
2.591% due 01/20/2028 •	5,000	4,501
3.052% due 01/13/2031 •	900	777
4.705% due 01/10/2025 •	14,800	14,804
5.198% due 01/10/2030 •	7,300	7,299
6.625% due 03/25/2024 •(e)	5,250	5,053
BOC Aviation Ltd.
3.500% due 10/10/2024	12,400	12,260
4.000% due 01/25/2024	700	700
BPCE SA 4.500% due 03/15/2025	3,700	3,643
Brandywine Operating Partnership LP
3.950% due 02/15/2023	4,160	4,151
3.950% due 11/15/2027	100	94
Brookfield Finance, Inc. 3.900% due 01/25/2028	2,300	2,200
Canadian Imperial Bank of Commerce 1.856% (SOFRINDX + 0.400%) due 12/14/2023 ~	12,290	12,211
Cantor Fitzgerald LP 4.500% due 04/14/2027	700	673
Carlyle Finance LLC 5.650% due 09/15/2048	150	146
CI Financial Corp.
3.200% due 12/17/2030	2,100	1,644
4.100% due 06/15/2051	1,500	974
Citibank NA 3.650% due 01/23/2024	500	502
Citigroup, Inc.
2.134% (US0003M + 0.950%) due 07/24/2023 ~	10,000	9,977
2.544% (US0003M + 1.100%) due 05/17/2024 ~	1,000	992

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.572% due 06/03/2031 •(g)	10,500	8,835
3.010% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,897
3.668% due 07/24/2028 •	9	8
Citizens Bank NA
2.250% due 04/28/2025	1,000	953
3.750% due 02/18/2026	1,170	1,150
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	597
Corporate Office Properties LP 2.250% due 03/15/2026	5,600	5,083
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026	2,800	1,315
3.125% due 10/22/2025	900	443
Credit Agricole SA 4.125% due 01/10/2027	9,800	9,545
Credit Suisse AG
3.625% due 09/09/2024	2,600	2,556
6.500% due 08/08/2023 (f)	29,988	30,063
Credit Suisse Group AG
2.593% due 09/11/2025 •	13,300	12,527
2.961% (US0003M + 1.240%) due 06/12/2024 ~	1,000	1,002
2.997% due 12/14/2023 •	1,300	1,292
3.091% due 05/14/2032 •	11,600	9,243
3.750% due 03/26/2025	13,650	13,240
3.869% due 01/12/2029 •	2,200	1,979
4.207% due 06/12/2024 •	1,600	1,586
4.550% due 04/17/2026	600	587
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	2,900	2,903
Crown Castle International Corp.
2.100% due 04/01/2031	200	159
3.300% due 07/01/2030	3,379	2,983
CubeSmart LP
3.000% due 02/15/2030	2,100	1,851
3.125% due 09/01/2026	2,600	2,477
4.000% due 11/15/2025	2,183	2,162
4.375% due 02/15/2029	7,650	7,432
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	7,900	7,480
Danske Bank AS 1.171% due 12/08/2023 •	6,500	6,415
Deutsche Bank AG
2.222% due 09/18/2024 •	55,100	53,157
3.547% due 09/18/2031 •	2,100	1,760
3.961% due 11/26/2025 •	1,800	1,741
Discover Bank 4.200% due 08/08/2023	4,460	4,477
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,565
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	73	72
EPR Properties
3.600% due 11/15/2031	200	158
3.750% due 08/15/2029	2,000	1,666
4.500% due 04/01/2025	3,500	3,435
4.500% due 06/01/2027	300	272
4.750% due 12/15/2026	8,200	7,712
4.950% due 04/15/2028	700	645
Equinix, Inc. 2.150% due 07/15/2030	3,000	2,430
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,074
ERP Operating LP
3.375% due 06/01/2025	1,700	1,668
3.500% due 03/01/2028	1,774	1,691
Essex Portfolio LP
3.000% due 01/15/2030	3,800	3,364
3.375% due 04/15/2026	820	793
3.875% due 05/01/2024	2,890	2,884
Extra Space Storage LP 2.350% due 03/15/2032	1,600	1,270
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030	4,300	4,133
Federal Realty OP LP
3.250% due 07/15/2027	2,500	2,353
3.500% due 06/01/2030	1,693	1,539
Fidelity National Financial, Inc. 2.450% due 03/15/2031	900	717
First American Financial Corp.
2.400% due 08/15/2031	2,268	1,751
4.300% due 02/01/2023	3,897	3,903
FMR LLC
4.950% due 02/01/2033	1,600	1,603
5.150% due 02/01/2043	300	289
Ford Motor Credit Co. LLC
2.366% (US0003M + 1.080%) due 08/03/2022 ~	500	499

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.550% due 10/07/2022	10,100	10,067
5.584% due 03/18/2024	13,300	13,258
FS KKR Capital Corp.
1.650% due 10/12/2024	7,100	6,322
2.625% due 01/15/2027	100	84
GA Global Funding Trust 1.625% due 01/15/2026	1,500	1,361
General Motors Financial Co., Inc. 3.275% (US0003M + 0.990%) due 01/05/2023 ~	130	130
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	181
GLP Capital LP
3.350% due 09/01/2024	2,380	2,284
4.000% due 01/15/2030	2,700	2,369
4.000% due 01/15/2031	6,200	5,357
5.300% due 01/15/2029	2,800	2,681
5.375% due 11/01/2023	2,600	2,608
5.375% due 04/15/2026	100	98
5.750% due 06/01/2028	1,200	1,174
Goldman Sachs Group, Inc.
2.184% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,214
2.581% (US0003M + 1.170%) due 05/15/2026 ~	5,000	4,884
3.615% due 03/15/2028 •	3,200	3,031
3.800% due 03/15/2030	100	93
4.223% due 05/01/2029 •	6,800	6,543
Golub Capital BDC, Inc. 2.050% due 02/15/2027	3,400	2,763
Goodman HK Finance 4.375% due 06/19/2024	900	905
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,967
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	8,500	8,145
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	1,899
Guardian Life Global Funding
1.625% due 09/16/2028	100	83
2.900% due 05/06/2024	3,100	3,057
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,254
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	160	157
Highwoods Realty LP
2.600% due 02/01/2031	1,000	823
3.050% due 02/15/2030	3,500	3,016
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,135
3.500% due 09/15/2030	1,700	1,454
4.000% due 06/15/2025	400	392
HSBC Holdings PLC
2.013% due 09/22/2028 •	1,200	1,027
2.099% due 06/04/2026 •	4,700	4,347
2.848% due 06/04/2031 •	500	423
4.600% due 12/17/2030 •(e)(f)	4,100	3,162
4.700% due 03/09/2031 •(e)	5,900	4,452
6.500% due 09/15/2037	500	534
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	959
3.950% due 11/01/2027	7,700	7,339
4.650% due 04/01/2029	3,600	3,459
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,080
ING Groep NV
3.285% (US0003M + 1.000%) due 10/02/2023 ~	3,330	3,341
3.875% due 05/16/2027 •(e)(f)	200	146
4.250% due 05/16/2031 •(e)(f)	5,800	3,969
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,101
5.017% due 06/26/2024	1,660	1,585
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,406
2.300% due 11/15/2028	1,800	1,516
Jackson National Life Global Funding 3.050% due 04/29/2026	440	422
JPMorgan Chase & Co.
1.514% due 06/01/2024 •	10,000	9,753
1.764% due 11/19/2031 •	700	554
1.847% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	953
2.074% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,365
2.301% due 10/15/2025 •	5,100	4,862
2.414% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,100
2.545% due 11/08/2032 •	300	250
5.500% due 10/15/2040	600	619
8.750% due 09/01/2030	75	92
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,463

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

4.375% due 10/01/2025	4,300	4,252
4.750% due 12/15/2028	300	294
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,259
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,029
Life Storage LP
3.875% due 12/15/2027	2,700	2,574
4.000% due 06/15/2029	1,475	1,362
Lloyds Bank PLC 0.000% due 04/02/2032 þ	2,400	1,544
Lloyds Banking Group PLC
0.695% due 05/11/2024 •	1,800	1,748
3.750% due 01/11/2027	12,600	12,174
4.450% due 05/08/2025	16,700	16,737
4.550% due 08/16/2028	1,600	1,565
Loews Corp. 3.200% due 05/15/2030	2,900	2,643
LXP Industrial Trust 2.700% due 09/15/2030	2,400	1,974
Macquarie Group Ltd. 3.189% due 11/28/2023 •	8,000	7,983
MassMutual Global Funding
0.480% due 08/28/2023	800	777
2.750% due 06/22/2024	700	687
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	593
Metropolitan Life Global Funding 1.810% (SOFRRATE + 0.300%) due 09/27/2024 ~	550	543
Mid-America Apartments LP
1.100% due 09/15/2026	4,600	4,044
3.750% due 06/15/2024	1,500	1,496
3.950% due 03/15/2029	2,747	2,626
4.200% due 06/15/2028	3,500	3,428
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	900	900
3.559% due 02/28/2024	340	338
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	11,035
2.494% due 10/13/2032 •	3,100	2,555
3.195% due 07/18/2029	3,600	3,251
Mizuho Financial Group Cayman Ltd. 4.600% due 03/27/2024	5,850	5,870
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	16,600	16,146
1.979% (US0003M + 0.990%) due 07/10/2024 ~	800	797
2.154% (US0003M + 0.630%) due 05/25/2024 ~	12,600	12,466
2.275% (US0003M + 0.610%) due 09/08/2024 ~	5,000	4,947
2.571% (US0003M + 0.850%) due 09/13/2023 ~	12,700	12,688
2.601% due 09/11/2022	300	300
2.721% due 07/16/2023 •	17,810	17,811
2.869% due 09/13/2030 •	800	696
Morgan Stanley 2.591% (US0003M + 1.220%) due 05/08/2024 ~	5,300	5,303
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	2,000	1,819
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	1,700	1,703
MPT Operating Partnership LP
3.500% due 03/15/2031	100	79
4.625% due 08/01/2029	2,600	2,287
Nasdaq, Inc. 2.500% due 12/21/2040	300	209
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	1,998
National Securities Clearing Corp. 0.750% due 12/07/2025	600	542
Nationwide Building Society
3.766% due 03/08/2024 •	2,465	2,459
3.960% due 07/18/2030 •	8,500	7,896
4.302% due 03/08/2029 •	12,200	11,687
4.363% due 08/01/2024 •	9,400	9,414
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,550
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	137
Natwest Group PLC
0.000% due 03/22/2025 •	16,389	16,235
3.747% (US0003M + 1.550%) due 06/25/2024 ~	8,200	8,210
4.800% due 04/05/2026	500	499
4.892% due 05/18/2029 •	3,200	3,104
5.076% due 01/27/2030 •	23,000	22,536
NatWest Markets PLC 2.273% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,029
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	884

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Nippon Life Insurance Co. 2.750% due 01/21/2051 •	200	162
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	16,000	15,018
2.750% due 03/09/2028	200	167
3.875% due 09/21/2023	3,700	3,676
Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	9,038
1.851% due 07/16/2025	4,000	3,668
2.679% due 07/16/2030	5,000	4,094
3.103% due 01/16/2030	3,200	2,725
Nordea Bank Abp
2.538% (US0003M + 0.940%) due 08/30/2023 ~	1,100	1,099
3.750% due 03/01/2029 •(e)(f)	2,300	1,700
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	1,346	1,351
4.500% due 04/01/2027	2,650	2,515
Owl Rock Capital Corp. 2.875% due 06/11/2028	2,600	2,044
Pacific Life Global Funding II
1.600% due 09/21/2028	4,900	4,105
2.009% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,658
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	863
Pacific LifeCorp 3.350% due 09/15/2050	1,000	752
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	787
5.500% due 02/15/2024	191	190
Physicians Realty LP
3.950% due 01/15/2028	1,800	1,718
4.300% due 03/15/2027	2,475	2,428
PNC Financial Services Group, Inc. 6.000% due 05/15/2027 •(e)	6,500	6,256
Pricoa Global Funding 0.800% due 09/01/2025	1,530	1,398
Principal Life Global Funding 1.250% due 06/23/2025	1,000	919
Prologis LP 4.375% due 02/01/2029	800	800
Protective Life Corp. 3.400% due 01/15/2030	6,600	6,046
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,379
1.737% due 09/21/2030	4,800	3,847
Rayonier LP 2.750% due 05/17/2031	4,873	4,073
Regency Centers LP 2.950% due 09/15/2029	1,800	1,584
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	161
Sabra Health Care LP
3.200% due 12/01/2031	2,950	2,344
3.900% due 10/15/2029	2,300	2,033
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,715
3.400% due 01/18/2023	6,600	6,592
3.450% due 06/02/2025	6,500	6,257
Santander U.K. Group Holdings PLC
3.373% due 01/05/2024 •	800	796
3.823% due 11/03/2028 •	500	465
4.750% due 09/15/2025	2,600	2,570
Santander U.K. PLC
2.875% due 06/18/2024	5,500	5,371
5.000% due 11/07/2023	573	578
SBA Tower Trust 1.631% due 05/15/2051	15,600	13,973
Sberbank of Russia Via SB Capital SA
5.125% due 10/29/2022 ^(b)	15,000	1,050
5.250% due 05/23/2023 ^(b)(f)	1,100	77
Service Properties Trust
4.650% due 03/15/2024	600	516
4.750% due 10/01/2026	3,700	2,701
SL Green Operating Partnership LP 3.250% due 10/15/2022	10,010	9,986
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,210
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	4,825
4.125% due 07/15/2023	4,200	4,166
Societe Generale SA
1.792% due 06/09/2027 •	9,800	8,565
1.998% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,200	1,157
6.221% due 06/15/2033 •	4,500	4,300
Spirit Realty LP
2.100% due 03/15/2028	5,100	4,280

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.200% due 02/15/2031	1,300	1,090
4.000% due 07/15/2029	1,700	1,556
Standard Chartered PLC
0.991% due 01/12/2025 •	6,500	6,144
1.319% due 10/14/2023 •	3,700	3,674
2.678% due 06/29/2032 •	200	161
4.750% due 01/14/2031 •(e)(f)	5,700	4,369
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	2,500	2,176
Stifel Financial Corp. 4.000% due 05/15/2030	100	93
STORE Capital Corp.
2.750% due 11/18/2030	1,000	816
4.625% due 03/15/2029	1,500	1,465
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	14,300	13,153
1.902% due 09/17/2028	9,200	7,806
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	4,600	4,449
Sun Communities Operating LP
2.700% due 07/15/2031	100	81
4.200% due 04/15/2032	1,900	1,730
SVB Financial Group 4.345% due 04/29/2028 •	2,300	2,245
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,748
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •	1,040	958
Trust Fibra Uno 4.869% due 01/15/2030	4,500	3,814
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	8,815
UBS AG
1.529% (SOFRRATE + 0.360%) due 02/09/2024 ~	11,800	11,727
7.625% due 08/17/2022 (f)	4,750	4,764
UBS Group AG
2.095% due 02/11/2032 •	200	159
2.361% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,398
2.859% due 08/15/2023 •	15,130	15,126
4.375% due 02/10/2031 •(e)(f)	1,700	1,248
4.875% due 02/12/2027 •(e)(f)	1,400	1,175
UDR, Inc.
3.000% due 08/15/2031	8,590	7,349
3.100% due 11/01/2034	2,200	1,809
3.200% due 01/15/2030	2,700	2,427
UniCredit SpA
5.459% due 06/30/2035 •	8,800	7,119
7.296% due 04/02/2034 •	6,509	5,988
7.830% due 12/04/2023	14,800	15,332
Unum Group 3.875% due 11/05/2025	4,760	4,684
Vanke Real Estate Hong Kong Co. Ltd. 3.074% (US0003M + 1.550%) due 05/25/2023 ~	700	695
Vonovia Finance BV 5.000% due 10/02/2023	6,055	6,102
WEA Finance LLC 3.750% due 09/17/2024	6,950	6,713
Wells Fargo & Co.
3.526% due 03/24/2028 •	4,300	4,077
3.750% due 01/24/2024	1,900	1,906
Wells Fargo Bank NA 6.600% due 01/15/2038	720	835
Weyerhaeuser Co.
4.000% due 11/15/2029	3,600	3,407
4.000% due 04/15/2030	12,500	11,779
WP Carey, Inc.
4.000% due 02/01/2025	5,200	5,170
4.250% due 10/01/2026	2,900	2,864

		1,510,645

INDUSTRIALS 28.8%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,043
3.200% due 11/21/2029	3,480	3,204
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,509
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,940	3,591
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,603	5,540
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	6,555
Alibaba Group Holding Ltd.
2.125% due 02/09/2031	5,000	4,139
2.700% due 02/09/2041	700	482

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.150% due 02/09/2051	200	137
4.500% due 11/28/2034	6,750	6,325
Allegion PLC 3.500% due 10/01/2029	3,000	2,656
American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	85
3.000% due 04/15/2030	4,851	4,408
3.150% due 08/15/2033	5,020	4,453
3.350% due 04/15/2031	7,208	6,639
3.375% due 11/01/2028	781	702
3.575% due 07/15/2029	1,845	1,717
3.600% due 03/22/2029	4,071	3,779
3.700% due 04/01/2028	450	391
Amgen, Inc. 3.625% due 05/22/2024	3,150	3,146
AP Moller - Maersk AS 3.875% due 09/28/2025	1,430	1,428
Arrow Electronics, Inc. 4.500% due 03/01/2023	9,220	9,256
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,614
Autodesk, Inc. 3.600% due 12/15/2022	700	700
Bacardi Ltd.
4.450% due 05/15/2025	9,100	9,019
5.150% due 05/15/2038	200	190
BAE Systems PLC 3.400% due 04/15/2030	800	731
Baxter International, Inc.
0.868% due 12/01/2023	2,500	2,400
1.322% due 11/29/2024	2,500	2,350
2.272% due 12/01/2028	700	614
Bayer U.S. Finance LLC
3.875% due 12/15/2023	1,900	1,897
4.250% due 12/15/2025	7,500	7,415
4.375% due 12/15/2028	2,300	2,242
Berry Global, Inc. 4.875% due 07/15/2026	14,400	13,770
Boeing Co.
1.433% due 02/04/2024	12,800	12,237
1.875% due 06/15/2023	2,125	2,075
2.196% due 02/04/2026	23,400	21,129
2.800% due 03/01/2024	1,080	1,059
2.950% due 02/01/2030	300	250
3.625% due 02/01/2031	3,350	2,895
5.705% due 05/01/2040	4,500	4,205
5.930% due 05/01/2060	10,000	9,127
British Airways Pass-Through Trust
2.900% due 09/15/2036	100	88
3.300% due 06/15/2034	92	82
3.350% due 12/15/2030	4,389	3,832
3.800% due 03/20/2033	1,591	1,507
4.125% due 03/20/2033	1,979	1,797
4.250% due 05/15/2034	278	268
Broadcom, Inc.
2.450% due 02/15/2031	37,220	29,941
2.600% due 02/15/2033	9,200	7,085
3.137% due 11/15/2035	15,099	11,487
3.187% due 11/15/2036	4,534	3,453
3.419% due 04/15/2033	7,343	6,080
3.469% due 04/15/2034	20,159	16,434
4.150% due 11/15/2030	7,422	6,808
4.300% due 11/15/2032	8,002	7,278
4.926% due 05/15/2037	24,949	22,403
Cameron LNG LLC 3.402% due 01/15/2038	100	85
CDW LLC 2.670% due 12/01/2026	2,500	2,232
CGI, Inc.
1.450% due 09/14/2026	9,500	8,397
2.300% due 09/14/2031	100	80
Charter Communications Operating LLC
3.500% due 06/01/2041	8,500	5,963
3.850% due 04/01/2061	500	330
3.900% due 06/01/2052	8,600	5,987
4.800% due 03/01/2050	9,700	7,705
5.125% due 07/01/2049	2,000	1,659
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	700	641
Citrix Systems, Inc.
1.250% due 03/01/2026	3,210	3,110
3.300% due 03/01/2030	3,700	3,613
Constellation Brands, Inc.
2.250% due 08/01/2031	100	81
4.750% due 11/15/2024	900	913

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Continental Resources, Inc. 5.750% due 01/15/2031	1,000	969
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,501
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,485
3.150% due 08/15/2024	552	539
Crown Castle Towers LLC 4.241% due 07/15/2048	900	875
CVS Pass-Through Trust 7.507% due 01/10/2032	1,359	1,482
DAE Funding LLC
2.625% due 03/20/2025	4,200	3,912
3.375% due 03/20/2028	400	352
Daimler Trucks Finance North America LLC 2.088% (SOFRRATE + 0.600%) due 12/14/2023 ~	7,000	6,948
Dell International LLC
5.450% due 06/15/2023	73	74
6.100% due 07/15/2027	855	897
6.200% due 07/15/2030	2,400	2,500
8.350% due 07/15/2046	124	155
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	10,506
3.750% due 10/28/2029	6,500	5,162
7.375% due 01/15/2026	1,104	1,105
Devon Energy Corp. 5.250% due 09/15/2024	6,635	6,774
Diageo Capital PLC 3.500% due 09/18/2023	3,750	3,764
Ecopetrol SA 4.625% due 11/02/2031	100	76
Energy Transfer LP
4.900% due 03/15/2035	50	45
7.600% due 02/01/2024	7,900	8,233
Eni SpA 4.000% due 09/12/2023	7,500	7,467
EQM Midstream Partners LP 4.000% due 08/01/2024	898	835
Expedia Group, Inc.
2.950% due 03/15/2031	7,850	6,252
3.250% due 02/15/2030	3,000	2,505
6.250% due 05/01/2025	11,336	11,689
FactSet Research Systems, Inc. 2.900% due 03/01/2027	2,500	2,340
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	953
Fiserv, Inc. 3.500% due 07/01/2029	3,700	3,378
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	7,931
Flex Ltd. 3.750% due 02/01/2026	1,066	1,021
Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	9,700	8,362
2.375% due 02/16/2031	200	158
Gazprom PJSC Via Gaz Capital SA 4.950% due 07/19/2022	3,000	2,325
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	2,700	2,525
Georgia-Pacific LLC
3.600% due 03/01/2025	600	597
8.000% due 01/15/2024	200	212
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2027	3,250	3,113
GTL Trade Finance, Inc. 7.250% due 04/16/2044 (i)	500	521
HCA, Inc. 5.500% due 06/15/2047	100	89
HF Sinclair Corp.
2.625% due 10/01/2023	7,200	6,996
5.875% due 04/01/2026	4,500	4,545
Hyatt Hotels Corp.
1.800% due 10/01/2024	9,900	9,366
2.563% (SOFRINDX + 1.050%) due 10/01/2023 ~	10,000	9,983
6.000% due 04/23/2030	7,100	7,161
Hyundai Capital America
0.875% due 06/14/2024	6,500	6,081
1.500% due 06/15/2026	2,000	1,773
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,042
3.500% due 02/11/2023	200	199
3.500% due 07/26/2026	8,500	7,977
4.250% due 07/21/2025	4,174	4,138
Infor, Inc. 1.750% due 07/15/2025	3,800	3,519

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,315	2,010
Kaiser Foundation Hospitals 2.810% due 06/01/2041	100	78
Kinder Morgan, Inc. 8.050% due 10/15/2030	7,150	8,216
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,600	2,597
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	804
3.200% due 08/08/2024	19,150	18,110
Level 3 Financing, Inc.
3.400% due 03/01/2027	5,575	4,813
3.875% due 11/15/2029	3,950	3,270
Magallanes, Inc. 4.279% due 03/15/2032	7,450	6,666
Marriott International, Inc.
4.150% due 12/01/2023	12,000	12,050
4.625% due 06/15/2030	3,900	3,743
Marvell Technology, Inc. 2.450% due 04/15/2028	4,900	4,282
MDC Holdings, Inc. 3.966% due 08/06/2061	200	115
Microchip Technology, Inc. 0.983% due 09/01/2024	300	280
Mileage Plus Holdings LLC 6.500% due 06/20/2027	6,600	6,506
Mitsubishi Corp. 2.625% due 07/14/2022	400	400
MMK International Capital DAC 4.375% due 06/13/2024	1,400	504
Moody's Corp.
3.250% due 05/20/2050	600	448
4.875% due 02/15/2024	525	535
National Fuel Gas Co. 2.950% due 03/01/2031	1,600	1,300
NetApp, Inc. 3.250% due 12/15/2022	4,000	4,003
Netflix, Inc.
4.375% due 11/15/2026	3,700	3,575
4.875% due 04/15/2028	2,800	2,641
4.875% due 06/15/2030	3,000	2,751
5.375% due 11/15/2029	3,525	3,337
5.875% due 11/15/2028	700	686
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	100	99
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	12,690	12,484
4.345% due 09/17/2027	8,400	7,717
4.810% due 09/17/2030	15,438	13,730
Norfolk Southern Corp. 4.100% due 05/15/2121	100	75
Northern Natural Gas Co.
4.100% due 09/15/2042	580	495
4.300% due 01/15/2049	200	175
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	5,625
NVR, Inc. 3.000% due 05/15/2030	2,760	2,381
NXP BV 5.000% due 01/15/2033	700	684
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (d)(e)	408	2
ONEOK Partners LP 4.900% due 03/15/2025	800	807
Oracle Corp. 1.650% due 03/25/2026 (g)	6,800	6,103
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	900	861
Packaging Corp. of America 3.650% due 09/15/2024	400	399
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	4,550	4,485
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023 ^(b)	1,500	405
Prosus NV 3.680% due 01/21/2030	1,700	1,356
PulteGroup, Inc. 6.375% due 05/15/2033	100	103
QVC, Inc. 5.450% due 08/15/2034	260	180
Renesas Electronics Corp. 1.543% due 11/26/2024	5,600	5,234
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	674
4.500% due 05/15/2030	15,700	15,062

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

5.625% due 04/15/2023	3,525	3,559
5.625% due 03/01/2025	3,667	3,744
5.750% due 05/15/2024	4,770	4,869
5.875% due 06/30/2026	10,400	10,764
Sands China Ltd.
2.550% due 03/08/2027	3,300	2,409
3.100% due 03/08/2029	4,500	3,192
3.250% due 08/08/2031	3,600	2,384
3.800% due 01/08/2026	2,000	1,606
4.875% due 06/18/2030	3,100	2,271
5.125% due 08/08/2025	3,100	2,606
5.400% due 08/08/2028	4,300	3,322
Santos Finance Ltd. 3.649% due 04/29/2031	5,700	4,841
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,132
Southern Co.
3.700% due 04/30/2030	7,800	7,245
4.250% due 07/01/2036	100	92
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,426
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	172
3.950% due 06/15/2023	4,200	3,944
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	3,051	2,673
4.100% due 10/01/2029	127	122
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	756	757
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,500	3,347
Syngenta Finance NV
4.441% due 04/24/2023	4,725	4,765
4.892% due 04/24/2025	5,600	5,620
5.182% due 04/24/2028	3,991	4,044
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,126
2.400% due 03/15/2029	4,300	3,720
2.700% due 03/15/2032	7,900	6,638
3.875% due 04/15/2030	17,800	16,629
4.500% due 04/15/2050	700	623
TD SYNNEX Corp.
1.250% due 08/09/2024	15,100	14,104
1.750% due 08/09/2026	7,225	6,375
2.375% due 08/09/2028	100	84
Tencent Holdings Ltd.
2.880% due 04/22/2031	1,700	1,462
3.595% due 01/19/2028	3,900	3,708
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,324
Textron, Inc. 3.375% due 03/01/2028	1,500	1,414
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	1,906
6.750% due 06/15/2039	1,200	1,195
Tyson Foods, Inc. 3.900% due 09/28/2023	1,200	1,205
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	833	841
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,425	2,930
2.875% due 04/07/2030	686	627
2.900% due 11/01/2029	3,089	2,720
3.500% due 09/01/2031	648	593
4.000% due 10/11/2027	739	696
4.150% due 10/11/2025	3,640	3,576
4.150% due 02/25/2033	1,513	1,426
4.300% due 02/15/2027	754	722
5.875% due 04/15/2029	11,686	11,503
VMware, Inc.
1.400% due 08/15/2026	3,700	3,276
4.700% due 05/15/2030	5,780	5,579
Weir Group PLC 2.200% due 05/13/2026	20,300	17,873
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,510
4.950% due 09/15/2028	8,003	7,737
Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,279
3.700% due 09/15/2026	2,500	2,413
Wyeth LLC 7.250% due 03/01/2023	8,000	8,208
Yale University 1.482% due 04/15/2030	2,000	1,697
Yara International ASA
3.148% due 06/04/2030	810	692

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.800% due 06/06/2026	3,600	3,449
4.750% due 06/01/2028	2,700	2,588

		934,060

UTILITIES 9.1%
AES Corp.
3.300% due 07/15/2025	2,000	1,879
3.950% due 07/15/2030	2,000	1,810
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,866
Arizona Public Service Co. 2.650% due 09/15/2050	3,330	2,139
Baltimore Gas & Electric Co. 2.400% due 08/15/2026	5,900	5,569
Black Hills Corp. 2.500% due 06/15/2030	2,200	1,840
Boston Gas Co. 4.487% due 02/15/2042	1,400	1,253
Duke Energy Corp. 3.950% due 10/15/2023	500	502
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	5,621
East Ohio Gas Co. 1.300% due 06/15/2025	4,212	3,877
Electricite de France SA 6.950% due 01/26/2039	1,400	1,554
Enel Finance International NV
1.375% due 07/12/2026	13,200	11,599
2.650% due 09/10/2024	1,960	1,900
4.750% due 05/25/2047	200	171
Engie SA 2.875% due 10/10/2022	783	781
Entergy Corp.
1.900% due 06/15/2028	8,800	7,559
2.400% due 06/15/2031	3,500	2,850
3.750% due 06/15/2050	2,900	2,282
Exelon Corp. 3.400% due 04/15/2026	700	680
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,138
FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,300	7,028
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	13,200	3,960
3.000% due 06/29/2027	7,300	2,190
Georgia Power Co. 3.250% due 03/15/2051	9,290	6,842
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	501
4.250% due 05/01/2030	3,787	3,521
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,588
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	3,616	3,551
4.625% due 04/01/2029	1,200	1,133
Mississippi Power Co. 3.950% due 03/30/2028	100	97
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,042
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	154
NextEra Energy Capital Holdings, Inc. 1.498% (SOFRINDX + 0.400%) due 11/03/2023 ~	2,000	1,972
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,282
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	9,808
4.278% due 12/15/2028	5,000	4,926
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	2,600	1,397
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	84	81
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	3,430	857
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,291
ONEOK, Inc.
2.750% due 09/01/2024	4,000	3,871
6.000% due 06/15/2035	100	98
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,105
2.950% due 03/01/2026	3,800	3,458
3.000% due 06/15/2028	9,500	8,196
3.150% due 01/01/2026	2,400	2,201
3.250% due 06/15/2023	1,000	986

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.250% due 06/01/2031	3,500	2,830
3.300% due 12/01/2027	1,500	1,311
3.400% due 08/15/2024	3,800	3,655
3.450% due 07/01/2025	9,715	9,146
3.500% due 06/15/2025	20,300	19,244
3.750% due 02/15/2024	12,900	12,616
3.750% due 07/01/2028	3,015	2,664
3.850% due 11/15/2023	7,347	7,252
4.200% due 03/01/2029	10,000	8,936
4.250% due 08/01/2023	16,103	16,019
4.500% due 12/15/2041	4,969	3,663
4.550% due 07/01/2030	9,853	8,764
4.650% due 08/01/2028	400	371
4.950% due 06/08/2025	3,400	3,337
5.450% due 06/15/2027	2,500	2,422
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.000% due 06/30/2030	3,000	2,465
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	2,484
Rio Oil Finance Trust
9.250% due 07/06/2024	630	654
9.750% due 01/06/2027	985	1,051
San Diego Gas & Electric Co. 3.000% due 03/15/2032	3,000	2,688
Sempra Energy
4.125% due 04/01/2052 •	1,200	965
6.000% due 10/15/2039	800	848
Southern California Edison Co.
0.700% due 08/01/2023	10,100	9,793
2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	1,820	1,817
2.343% (SOFRINDX + 0.830%) due 04/01/2024 ~	2,700	2,672
2.850% due 08/01/2029	2,000	1,774
3.400% due 06/01/2023	100	99
3.900% due 12/01/2041	400	326
4.875% due 03/01/2049	4,277	3,885
6.650% due 04/01/2029	4,500	4,816
Southern California Gas Co. 3.950% due 02/15/2050	2,100	1,822
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	262
System Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,067
Toledo Edison Co. 2.650% due 05/01/2028	2,833	2,657
Verizon Communications, Inc.
2.007% (SOFRINDX + 0.500%) due 03/22/2024 ~	500	494
2.355% due 03/15/2032	1,439	1,194
2.550% due 03/21/2031	6,360	5,443
2.850% due 09/03/2041	150	113
2.987% due 10/30/2056	311	217

		296,842

Total Corporate Bonds & Notes (Cost $3,040,740)		2,741,547

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,181

Total Convertible Bonds & Notes (Cost $1,247)		1,181

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	130
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	131
Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	675
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	363
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	403

		1,702

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,349	10,031

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	719

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	322

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	325

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	9,136

Total Municipal Bonds & Notes (Cost $23,181)		22,235

U.S. GOVERNMENT AGENCIES 3.3%
Ginnie Mae 8.500% due 08/15/2030	7	7
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	3,439	3,362
4.000% due 08/01/2049	1,039	1,036
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	42,500	39,590
4.000% due 07/01/2052	63,150	62,290

Total U.S. Government Agencies (Cost $107,816)		106,285

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
2.250% due 02/15/2052 (i)	19,200	15,807

Total U.S. Treasury Obligations (Cost $16,099)		15,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
DC Office Trust 2.965% due 09/15/2045	10,500	9,269
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	337	328
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	6,553	6,351
Structured Asset Mortgage Investments Trust 2.295% due 03/19/2034 •	308	290

Total Non-Agency Mortgage-Backed Securities (Cost $18,016)		16,238

ASSET-BACKED SECURITIES 0.1%
RBSSP Resecuritization Trust 1.166% due 11/26/2036 •	394	387
START Ireland 4.089% due 03/15/2044	517	475
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	3,910

Total Asset-Backed Securities (Cost $5,102)		4,772

SOVEREIGN ISSUES 1.0%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,377
Qatar Government International Bond
3.750% due 04/16/2030	4,300	4,272
3.875% due 04/23/2023	5,900	5,928
Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,749
2.875% due 03/04/2023	6,500	6,493
South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,140

Total Sovereign Issues (Cost $34,398)		31,959

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co. 7.500%	13,190	16,033

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Convertible Preferred Securities (Cost $10,405)		16,033

PREFERRED SECURITIES 5.3%
BANKING & FINANCE 3.9%
AGFC Capital Trust 2.794% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,683
American Express Co. 3.550% due 09/15/2026 •(e)	2,400,000	1,959
Bank of America Corp.
5.125% due 06/20/2024 •(e)	8,900,000	8,305
5.875% due 03/15/2028 •(e)	21,585,000	18,979
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(e)	400,000	392
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)	4,900,000	3,944
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	10,100,000	7,787
5.000% due 12/01/2027 •(e)	700,000	566
5.375% due 06/01/2025 •(e)	1,700,000	1,687
Citigroup, Inc.
3.875% due 02/18/2026 •(e)	12,500,000	10,406
4.000% due 12/10/2025 •(e)	2,700,000	2,342
CoBank ACB
4.250% due 01/01/2027 •(e)	4,200,000	3,603
6.200% (US0003M + 3.744%) due 01/01/2025 ~(e)	30,000	3,090
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	2,000,000	1,582
HSBC Capital Funding LP 10.176% due 06/30/2030 •(e)	4,850,000	6,596
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(e)	6,400,000	5,258
4.000% due 04/01/2025 •(e)	11,800,000	9,750
4.200% due 09/01/2026 (e)	250,000	4,635
4.600% due 02/01/2025 •(e)	4,400,000	3,727
4.625% due 06/01/2026 (e)	110,000	2,185
4.709% (US0003M + 3.470%) due 10/30/2022 ~(e)	1,477,000	1,402
5.000% due 08/01/2024 •(e)	6,200,000	5,475
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(e)	2,900,000	2,209
State Street Corp. 5.625% due 12/15/2023 •(e)	1,900,000	1,720
SVB Financial Group 4.100% due 02/15/2031 •(e)	5,700,000	3,948
Truist Financial Corp. 5.100% due 03/01/2030 •(e)	3,600,000	3,276
USB Capital 3.500% due 08/01/2022 •(e)	14,250,000	10,044

		126,550

INDUSTRIALS 0.2%
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(e)	5,700,000	5,016

UTILITIES 1.2%
AT&T Mobility LLC 7.000% due 10/20/2022 «(e)(g)	1,560,079	39,608

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Preferred Securities (Cost $198,487)		171,174

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (h) 0.2%		6,288

U.S. TREASURY BILLS 0.8%
1.553% due 07/26/2022 - 09/15/2022 (c)(d)(l)	25,746	25,681

		25,681

Total Short-Term Instruments (Cost $31,964)		31,969

Total Investments in Securities (Cost $3,501,543)		3,172,289

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	9,572,446	92,891

Total Short-Term Instruments (Cost $92,916)		92,891

Total Investments in Affiliates (Cost $92,916)		92,891

Total Investments 100.5% (Cost $3,594,459)		$3,265,180
Financial Derivative Instruments (j)(k) (0.5)%(Cost or Premiums, net $27,748)		(17,098)
Other Assets and Liabilities, net (0.0)%		1,006

Net Assets 100.0%		$3,249,088

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$42,197	$39,608	1.22%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	10,500	8,835	0.27
Oracle Corp.	1.650	03/25/2026	03/22/2021	6,798	6,103	0.19

$59,495	$54,546	1.68%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$6,288	U.S. Treasury Notes 3.000% due 06/30/2024	$(6,414)	$6,288	$6,288

Total Repurchase Agreements	$(6,414)	$6,288	$6,288

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2	Payable for Reverse Repurchase Agreements

JPS	1.390%	06/17/2022	07/15/2022	$(15,528)	$(15,536)
NOM	(0.500)	06/17/2022	06/16/2024	(512)	(512)

Total Reverse Repurchase Agreements	$(16,048)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$16,900	$(14,654)	$(14,655)

Total Short Sales (0.5)%	$(14,654)	$(14,655)

(i)	Securities with an aggregate market value of $16,328 and cash of $0 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(12,278) at a weighted average interest rate of 0.280%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar December Futures				12/2023	2,564	$621,161	$(2,468)		$1,314	$0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	48	7,409	123		113	0

Total Futures Contracts							$(2,345)		$1,427	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.435%	$2,500	$0	$(35)	$(35)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	1.854%	$5,000	$1,022	$(444)	$578	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.983	5,800	24	(20)	4	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.030	16,200	206	(213)	(7)	0	(13)
AT&T, Inc.	1.000	Quarterly	06/20/2025	1.061	1,770	(45)	43	(2)	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	10,700	206	(259)	(53)	0	(8)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.096	9,800	194	(124)	70	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	1.222	7,500	1	(7)	(6)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	19,600	70	(162)	(92)	0	(6)
Boeing Co.	1.000	Quarterly	12/20/2024	2.015	5,600	(135)	4	(131)	0	(6)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	800	(6)	(31)	(37)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	17,300	(84)	(894)	(978)	0	(24)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.371	5,700	17	2	19	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.001	2,800	378	(295)	83	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	61,400	473	(1,645)	(1,172)	0	(45)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	7,800	92	(311)	(219)	0	(9)
General Motors Co.	5.000	Quarterly	12/20/2026	2.634	9,600	1,878	(970)	908	0	(13)
Lennar Corp.	5.000	Quarterly	12/20/2026	2.322	4,200	867	(414)	453	0	(8)
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.541	17,700	302	(103)	199	0	(2)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.736	2,600	59	(33)	26	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.436	1,600	27	(22)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.105	2,400	54	(63)	(9)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198	5,200	121	(162)	(41)	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.272	1,400	0	(17)	(17)	0	(1)

						$5,721	$(6,140)	$(419)	$0	$(152)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 5-Year Index		1.000%	Quarterly	06/20/2027	$435,200	$5,784	$(5,789)	$(5)	$0	$(85)
iTraxx Asia Ex-Japan 37 5-Year Index		1.000	Quarterly	06/20/2027	25,300	(121)	(338)	(459)	0	(64)

						$5,663	$(6,127)	$(464)	$0	$(149)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	06/15/2027	$220,100	$8,007	$10,206	$18,213	$0	$(1,212)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	125,950	14,121	(2,726)	11,395	0	(1,026)
Pay(6)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	135,800	(2,498)	(601)	(3,099)	179	0

$19,630	$6,879	$26,509	$179	$(2,238)

Total Swap Agreements	$31,014	$(5,423)	$25,591	$180	$(2,539)

Cash of $94,402 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 31, 2022.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	9,100	$(14)	$(7)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	10,100	(18)	(4)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	4,200	(6)	(3)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	8,100	(16)	(9)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	4,300	(5)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	12,500	(28)	(20)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	5,200	(9)	(3)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	8,500	(19)	(11)

$(115)	$(58)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	07/07/2022	7,800	$(30)	$(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	07/07/2022	7,800	(30)	(6)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	508,900	(1,031)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	508,900	(1,032)	(11,664)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570	07/05/2022	7,900	(28)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	07/05/2022	7,900	(28)	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/08/2022	10,000	(40)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/08/2022	10,000	(40)	(10)

$(2,259)	$(11,703)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052			$99.156	07/07/2022		7,800	$(56)		$(50)

Total Written Options								$(2,430)		$(11,811)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.323%	$2,000	$(42)	$69	$27	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	2,000	(32)	39	7	0
BRC	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.569	1,200	(44)	1	0	(43)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.323	1,900	(41)	66	25	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.395	4,500	13	53	66	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.661	1,400	30	(14)	16	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.882	1,800	(18)	24	6	0
	Russia Government International Bond	1.000	Quarterly	12/20/2026	N/A	5,100	(334)	(3,484)	0	(3,818)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.395	600	(23)	4	0	(19)
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.395	2,000	5	25	30	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.801	500	(5)	7	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	400	(3)	2	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	700	(68)	46	0	(22)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.395	2,000	(80)	16	0	(64)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	1,600	(25)	26	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	300	(4)	4	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	600	(12)	12	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	200	(2)	(2)	0	(4)
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	2.113	11,400	(145)	(361)	0	(506)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.103	1,400	0	(4)	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	300	(3)	2	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	500	1	(14)	0	(13)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	1,200	(4)	(36)	0	(40)

Total Swap Agreements							$(836)	$(3,519)	$180	$(4,535)

(l)

Securities with an aggregate market value of $17,470 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Under certain circumstances, implied credit spreads may not be applicable when the reference obligation or underlying security is distressed or in default (identified as “N/A”) and, as such, the market value would serve as the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,278	$6,811	$13,089
Corporate Bonds & Notes
Banking & Finance	0	1,510,645	0	1,510,645
Industrials	0	934,060	0	934,060
Utilities	0	296,842	0	296,842
Convertible Bonds & Notes
Industrials	0	1,181	0	1,181
Municipal Bonds & Notes
California	0	1,702	0	1,702
Georgia	0	10,031	0	10,031
Illinois	0	719	0	719
Massachusetts	0	322	0	322
New York	0	325	0	325
Ohio	0	9,136	0	9,136
U.S. Government Agencies	0	106,285	0	106,285
U.S. Treasury Obligations	0	15,807	0	15,807
Non-Agency Mortgage-Backed Securities	0	16,238	0	16,238
Asset-Backed Securities	0	4,772	0	4,772
Sovereign Issues	0	31,959	0	31,959
Convertible Preferred Securities
Banking & Finance	16,033	0	0	16,033
Preferred Securities
Banking & Finance	6,820	119,730	0	126,550
Industrials	0	5,016	0	5,016
Utilities	0	0	39,608	39,608
Short-Term Instruments
Repurchase Agreements	0	6,288	0	6,288
U.S. Treasury Bills	0	25,681	0	25,681

$22,853	$3,103,017	$46,419	$3,172,289
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92,891	$0	$0	$92,891

Total Investments	$115,744	$3,103,017	$46,419	$3,265,180

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,655)	$0	$(14,655)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,607	0	1,607
Over the counter	0	180	0	180

$0	$1,787	$0	$1,787
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,539)	0	(2,539)
Over the counter	0	(16,346)	0	(16,346)

$0	$(18,885)	$0	$(18,885)

Total Financial Derivative Instruments	$0	$(17,098)	$0	$(17,098)

Totals	$115,744	$3,071,264	$46,419	$3,233,427

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,335	$0	$(181)	$1	$0	$(345)	$0	$0	$6,811	$(353)
Preferred Securities
Utilities	40,642	0	0	0	0	(1,033)	0	0	39,608	(1,033)

Totals	$47,977	$0	$(181)	$1	$0	$(1,378)	$0	$0	$46,419	$(1,386)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$6,811	Discounted Cash Flow	Discount Rate	5.308
Preferred Securities
Utilities	39,608	Discounted Cash Flow	Discount Rate	4.871

Total	$46,419

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Aramark Services, Inc. 3.416% (LIBOR01M + 1.750%) due 03/11/2025 ~	$4,477	$4,292
Avolon TLB Borrower 1 (U.S.) LLC 3.845% (LIBOR01M + 2.250%) due 12/01/2027 ~	3,762	3,584
Carnival Corp. 5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~	8,526	7,959
Castlelake LP 2.950% (LIBOR01M + 2.950%) due 05/13/2031 «~	44,266	40,282
Catalent Pharma Solutions, Inc. 3.625% (LIBOR01M + 2.000%) due 02/22/2028 ~	1,985	1,962
CenturyLink, Inc. 3.916% (LIBOR01M + 2.250%) due 03/15/2027 ~	16,847	15,517
Charter Communications Operating LLC 3.420% (LIBOR01M + 1.750%) due 02/01/2027 ~	56,611	54,161
Citadel Securities LP 3.649% due 02/02/2028	5,940	5,721
Delos Finance SARL 4.000% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,534
DirecTV Financing LLC 6.666% (LIBOR01M + 5.000%) due 08/02/2027 ~	10,258	9,487
DT Midstream, Inc. 3.688% (LIBOR01M + 2.000%) due 06/26/2028 ~	2,356	2,353
HCA, Inc. 3.416% (LIBOR01M + 1.750%) due 06/30/2028 ~	16,830	16,822
Hilton Worldwide Finance LLC 3.374% (LIBOR01M + 1.750%) due 06/22/2026 ~	6,409	6,154
Setanta Aircraft Leasing Designated Activity Co. 4.250% (LIBOR03M + 2.000%) due 11/05/2028 ~	25,000	23,856
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~	21,800	21,648
Standard Industries, Inc. 3.788% (LIBOR06M + 2.500%) due 09/22/2028 ~	10,037	9,730
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	10,990	9,671

Total Loan Participations and Assignments (Cost $263,560)		250,733

CORPORATE BONDS & NOTES 79.8%
BANKING & FINANCE 27.2%
AerCap Ireland Capital DAC
3.000% due 10/29/2028	22,300	18,805
3.300% due 01/23/2023	3,760	3,746
3.300% due 01/30/2032	16,800	13,466
3.850% due 10/29/2041	14,500	10,471
3.875% due 01/23/2028	150	136
4.125% due 07/03/2023	8,645	8,562
4.625% due 10/15/2027	16,500	15,548
AIA Group Ltd.
3.200% due 09/16/2040	3,900	3,122
3.900% due 04/06/2028	2,200	2,183
Aircastle Ltd. 2.850% due 01/26/2028	12,500	10,345
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	14,000	11,074
3.000% due 05/18/2051	9,500	6,406
3.450% due 04/30/2025	700	690
3.550% due 03/15/2052	18,300	13,736
4.000% due 02/01/2050	13,100	10,834
4.850% due 04/15/2049	900	836
Alleghany Corp. 4.900% due 09/15/2044	5,400	5,168
Ally Financial, Inc.
2.200% due 11/02/2028	800	652
3.050% due 06/05/2023	22,600	22,366
8.000% due 11/01/2031	18,415	20,452
American Assets Trust LP 3.375% due 02/01/2031	30,500	26,132
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,300	1,235
3.750% due 04/15/2023	4,100	4,105
3.875% due 01/30/2031	3,000	2,953

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

American Financial Group, Inc. 4.500% due 06/15/2047		40,300	34,044
American Homes 4 Rent LP
3.375% due 07/15/2051		10,700	7,410
3.625% due 04/15/2032		21,500	18,873
4.250% due 02/15/2028		7,483	7,154
4.300% due 04/15/2052		10,700	8,642
4.900% due 02/15/2029		11,300	11,026
American International Group, Inc.
4.375% due 06/30/2050		6,200	5,512
4.750% due 04/01/2048		4,000	3,750
4.800% due 07/10/2045		1,200	1,120
American Tower Corp.
2.100% due 06/15/2030		17,100	13,711
2.950% due 01/15/2025		7,500	7,248
2.950% due 01/15/2051		40,000	27,164
3.100% due 06/15/2050		14,059	9,746
3.125% due 01/15/2027		16,200	15,050
3.375% due 10/15/2026		6,487	6,139
3.600% due 01/15/2028		2,250	2,106
3.700% due 10/15/2049		7,300	5,495
3.800% due 08/15/2029		61,500	56,508
3.950% due 03/15/2029		23,300	21,713
4.050% due 03/15/2032		1,300	1,186
4.400% due 02/15/2026		3,100	3,085
AmFam Holdings, Inc. 3.833% due 03/11/2051		17,100	13,705
Antares Holdings LP
2.750% due 01/15/2027		7,700	6,156
3.750% due 07/15/2027		18,400	15,486
3.950% due 07/15/2026		4,100	3,564
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,871
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	17,951
Ares Capital Corp. 3.200% due 11/15/2031		2,900	2,110
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,681
3.650% due 02/01/2052		5,100	3,596
4.125% due 06/30/2051 •		12,400	10,329
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	13,413
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,600	6,603
3.600% due 09/15/2051		10,300	7,759
Athene Global Funding 2.500% due 01/14/2025		3,300	3,140
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,678
5.500% due 12/15/2024		7,600	7,540
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	33,746
2.875% due 02/15/2025		5,700	5,250
5.500% due 01/15/2026		15,000	14,573
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,776
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,508
Banco de Credito e Inversiones SA
3.500% due 10/12/2027		$9,200	8,658
4.000% due 02/11/2023		1,900	1,900
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		5,100	4,883
Banco Santander SA
2.746% due 05/28/2025		6,600	6,259
3.306% due 06/27/2029		7,200	6,544
3.490% due 05/28/2030		5,400	4,782
4.379% due 04/12/2028		18,400	17,813
Bancolombia SA 3.000% due 01/29/2025		11,800	10,894
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	9,996
2.687% due 04/22/2032 •		10,000	8,404
2.972% due 07/21/2052 •		14,400	10,243
3.194% due 07/23/2030 •		30,600	27,459
3.311% due 04/22/2042 •		23,000	18,078
3.419% due 12/20/2028 •		85,251	79,468
3.593% due 07/21/2028 •		13,900	13,122
3.974% due 02/07/2030 •		14,862	14,056
4.083% due 03/20/2051 •		7,900	6,828
4.271% due 07/23/2029 •		3,000	2,886
4.571% due 04/27/2033 •		88,000	85,746
6.125% due 04/27/2027 •(g)		50,500	48,827
7.750% due 05/14/2038		8,700	10,739
8.050% due 06/15/2027		3,180	3,552

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Bank of America NA 6.000% due 10/15/2036		9,200	10,067
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		7,400	6,880
Banque Federative du Credit Mutuel SA 1.793% (US0003M + 0.730%) due 07/20/2022 ~		500	500
Barclays PLC
3.250% due 01/17/2033	GBP	2,400	2,495
3.330% due 11/24/2042 •		$6,000	4,469
4.337% due 01/10/2028		4,400	4,209
4.338% due 05/16/2024 •		15,000	14,999
4.375% due 01/12/2026		5,000	4,957
4.950% due 01/10/2047		4,585	4,327
4.972% due 05/16/2029 •		40,987	40,321
5.088% due 06/20/2030 •		2,075	1,961
7.125% due 06/15/2025 •(g)(h)	GBP	8,400	9,837
7.250% due 03/15/2023 •(g)(h)		1,300	1,560
7.750% due 09/15/2023 •(g)(h)		$10,700	10,539
7.875% due 09/15/2022 •(g)(h)	GBP	1,100	1,337
BBVA Bancomer SA 6.750% due 09/30/2022		$10,000	10,034
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,091
3.850% due 03/15/2052		13,600	11,668
4.200% due 08/15/2048		13,700	12,553
4.250% due 01/15/2049		3,500	3,233
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		745	712
BGC Partners, Inc.
4.375% due 12/15/2025		6,100	5,953
5.375% due 07/24/2023		20,500	20,640
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		7,200	5,729
2.800% due 09/30/2050		10,500	7,074
3.200% due 01/30/2052		43,000	31,388
3.500% due 09/10/2049		5,500	4,286
4.000% due 10/02/2047		8,400	7,163
Blackstone Private Credit Fund 4.700% due 03/24/2025		7,100	6,827
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	7,258
Block Financial LLC 2.500% due 07/15/2028		6,700	5,846
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	22,260
4.125% due 10/07/2051		10,500	6,992
4.375% due 02/15/2032		11,000	9,307
BNP Paribas SA
2.871% due 04/19/2032 •		6,200	5,131
3.052% due 01/13/2031 •		13,800	11,916
3.132% due 01/20/2033 •		39,400	33,025
5.198% due 01/10/2030 •		3,400	3,400
6.625% due 03/25/2024 •(g)		11,000	10,587
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,001
Brighthouse Financial, Inc.
3.850% due 12/22/2051		13,100	8,934
4.700% due 06/22/2047		5,355	4,272
Brookfield Finance LLC 3.450% due 04/15/2050		19,000	13,638
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,748
3.625% due 02/15/2052		33,900	25,044
4.700% due 09/20/2047		34,350	30,161
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,088
4.950% due 03/17/2052		14,800	13,016
Camden Property Trust 3.350% due 11/01/2049		1,400	1,097
Cantor Fitzgerald LP 4.500% due 04/14/2027		14,500	13,949
Capital One Financial Corp. 5.268% due 05/10/2033 •		14,800	14,551
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,533
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,267
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	11,652
Charles Schwab Corp.
2.900% due 03/03/2032		9,700	8,551
5.000% due 06/01/2027 •(g)		7,200	6,472
Chubb INA Holdings, Inc.
2.850% due 12/15/2051		8,500	6,231
3.050% due 12/15/2061		17,548	12,569

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

CI Financial Corp.
3.200% due 12/17/2030		2,500	1,957
4.100% due 06/15/2051		38,200	24,811
Cibanco SA Ibm 4.962% due 07/18/2029		7,200	6,452
Citigroup, Inc.
2.561% due 05/01/2032 •(i)		12,500	10,305
2.572% due 06/03/2031 •(i)		4,000	3,366
3.200% due 10/21/2026		21,350	20,330
3.668% due 07/24/2028 •		17,500	16,536
3.785% due 03/17/2033 •(i)		18,500	16,685
4.075% due 04/23/2029 •		48,000	45,671
4.910% due 05/24/2033 •		11,400	11,262
8.125% due 07/15/2039		39,491	51,466
CME Group, Inc.
2.650% due 03/15/2032		10,000	8,868
4.150% due 06/15/2048		6,100	5,808
5.300% due 09/15/2043		1,125	1,226
Commonwealth Bank of Australia 3.784% due 03/14/2032		13,700	12,085
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		42,900	38,761
4.625% due 12/29/2025 •(g)	EUR	9,200	8,889
Corebridge Financial, Inc.
3.900% due 04/05/2032		$21,500	19,309
4.350% due 04/05/2042		10,400	8,889
4.400% due 04/05/2052		45,700	38,205
Corporate Office Properties LP
2.250% due 03/15/2026		3,600	3,267
2.900% due 12/01/2033		4,000	3,105
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025		5,100	2,512
Credit Suisse AG 6.500% due 08/08/2023 (h)		47,877	47,997
Credit Suisse Group AG
2.593% due 09/11/2025 •		4,500	4,239
3.091% due 05/14/2032 •		57,529	45,842
3.750% due 03/26/2025		26,250	25,461
3.800% due 06/09/2023		2,400	2,378
3.869% due 01/12/2029 •		10,550	9,490
4.194% due 04/01/2031 •		2,250	1,993
4.207% due 06/12/2024 •		250	248
4.282% due 01/09/2028		17,400	16,261
4.550% due 04/17/2026		13,000	12,729
4.875% due 05/15/2045		7,275	6,200
Crown Castle International Corp.
2.250% due 01/15/2031		3,753	3,048
3.100% due 11/15/2029		7,500	6,628
3.250% due 01/15/2051		36,700	26,402
3.800% due 02/15/2028		14,700	13,883
4.000% due 11/15/2049		39,410	32,067
4.300% due 02/15/2029		4,400	4,230
4.450% due 02/15/2026		16,495	16,346
4.750% due 05/15/2047		16,840	15,248
5.200% due 02/15/2049		18,710	17,972
CubeSmart LP 2.500% due 02/15/2032		12,800	10,410
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	11,835
Danske Bank AS 5.375% due 01/12/2024		1,500	1,514
Deutsche Bank AG
2.625% due 12/16/2024	GBP	12,200	14,150
2.625% due 02/12/2026	EUR	11,600	11,700
3.035% due 05/28/2032 •(i)		$23,710	18,785
3.547% due 09/18/2031 •		27,250	22,839
3.729% due 01/14/2032 •(i)		28,800	21,677
3.742% due 01/07/2033 •		17,700	12,902
3.875% due 02/12/2024	GBP	3,900	4,687
3.961% due 11/26/2025 •		$14,600	14,122
Digital Realty Trust LP
3.700% due 08/15/2027		500	477
4.450% due 07/15/2028		10,900	10,590
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	31,607
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,082	2,064
Duke Realty LP 3.050% due 03/01/2050		1,000	745
EPR Properties
3.750% due 08/15/2029		11,360	9,465
4.500% due 04/01/2025		200	196
4.500% due 06/01/2027		9,325	8,449
4.750% due 12/15/2026		100	94
4.950% due 04/15/2028		7,000	6,445

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Equinix, Inc.
3.000% due 07/15/2050		17,681	12,141
3.400% due 02/15/2052		11,300	8,386
3.900% due 04/15/2032		54,700	49,536
Equitable Holdings, Inc.
3.900% due 04/20/2023		520	523
4.350% due 04/20/2028		12,407	11,981
5.000% due 04/20/2048		38,275	35,473
ERP Operating LP 4.500% due 07/01/2044		1,445	1,377
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	8,000	6,631
Essential Properties LP 2.950% due 07/15/2031		$5,000	3,923
Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,278
2.650% due 09/01/2050		14,400	9,174
3.625% due 05/01/2027		10,700	10,355
4.500% due 03/15/2048		3,900	3,510
Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		6,800	4,832
3.500% due 10/15/2050		1,500	1,141
Extra Space Storage LP
2.350% due 03/15/2032		3,000	2,382
3.900% due 04/01/2029		2,900	2,719
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	6,920
4.850% due 04/17/2028		18,100	18,005
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	19,531
First American Financial Corp.
4.000% due 05/15/2030		3,300	2,970
4.300% due 02/01/2023		18,250	18,277
FMR LLC
5.150% due 02/01/2043		1,550	1,492
6.450% due 11/15/2039		500	555
Ford Holdings LLC 9.300% due 03/01/2030		14,575	16,009
Ford Motor Credit Co. LLC
2.366% (US0003M + 1.080%) due 08/03/2022 ~		524	523
3.550% due 10/07/2022		20,000	19,934
5.584% due 03/18/2024		52,500	52,336
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,927
FS KKR Capital Corp. 3.125% due 10/12/2028		17,400	13,895
General Motors Financial Co., Inc. 5.100% due 01/17/2024		4,515	4,563
Globe Life, Inc. 2.150% due 08/15/2030		700	573
GLP Capital LP
3.250% due 01/15/2032		2,300	1,848
4.000% due 01/15/2030		13,040	11,441
4.000% due 01/15/2031		3,100	2,679
5.300% due 01/15/2029		28,800	27,574
5.750% due 06/01/2028		1,166	1,141
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,325
3.102% due 02/24/2033 •		4,200	3,591
3.436% due 02/24/2043 •		14,100	11,079
3.691% due 06/05/2028 •		22,244	21,112
4.017% due 10/31/2038 •		100	87
4.411% due 04/23/2039 •		10,300	9,365
6.250% due 02/01/2041		12,925	14,350
6.750% due 10/01/2037		102,500	113,683
Golub Capital BDC, Inc. 2.050% due 02/15/2027		21,800	17,715
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		21,200	19,623
4.625% due 05/04/2032		21,100	20,725
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	20,554
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,774
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	7,120
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,587
Hartford Financial Services Group, Inc. 3.536% due 02/12/2067 •		3,600	2,850
Healthpeak Properties, Inc. 6.750% due 02/01/2041		3,500	3,986
High Street Funding Trust 4.682% due 02/15/2048		8,800	8,222
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,221

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

4.200% due 04/15/2029		2,198	2,063
Hill City Funding Trust 4.046% due 08/15/2041		15,000	11,063
HSBC Bank USA N.A. 7.000% due 01/15/2039		11,450	13,413
HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	3,733
2.804% due 05/24/2032 •		78,700	64,705
2.848% due 06/04/2031 •		6,800	5,752
3.803% due 03/11/2025 •		9,957	9,826
3.900% due 05/25/2026		4,500	4,406
3.973% due 05/22/2030 •		4,000	3,678
4.300% due 03/08/2026		21,131	20,948
4.583% due 06/19/2029 •		7,050	6,803
4.600% due 12/17/2030 •(g)(h)		3,200	2,468
4.700% due 03/09/2031 •(g)		7,600	5,734
4.950% due 03/31/2030		4,600	4,549
5.875% due 09/28/2026 •(g)(h)	GBP	26,400	29,266
6.100% due 01/14/2042		$10,850	11,943
6.500% due 03/23/2028 •(g)(h)		95,300	86,541
6.500% due 09/15/2037		18,115	19,359
6.800% due 06/01/2038		4,300	4,648
7.000% due 04/07/2038	GBP	1,900	2,445
7.625% due 05/17/2032		$11,547	13,521
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	6,624
3.950% due 11/01/2027		5,600	5,337
4.650% due 04/01/2029		7,537	7,242
ING Groep NV
2.727% due 04/01/2032 •		7,500	6,249
4.252% due 03/28/2033 •		9,800	9,158
4.625% due 01/06/2026		400	400
5.750% due 11/16/2026 •(g)(h)		10,100	9,250
Intercontinental Exchange, Inc.
3.000% due 06/15/2050		9,400	6,894
3.000% due 09/15/2060		3,900	2,640
4.250% due 09/21/2048		1,800	1,606
4.600% due 03/15/2033		28,200	28,095
4.950% due 06/15/2052		13,000	12,760
Intesa Sanpaolo SpA 4.000% due 09/23/2029		8,000	7,137
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,200	2,465
2.700% due 01/15/2034		6,600	5,088
4.150% due 04/15/2032		14,500	13,180
Itau Unibanco Holding SA
5.125% due 05/13/2023		450	453
5.500% due 08/06/2022		6,900	6,894
JAB Holdings BV
2.200% due 11/23/2030		4,700	3,712
3.750% due 05/28/2051		1,500	1,043
4.500% due 04/08/2052		56,750	43,906
Jefferies Group LLC 6.500% due 01/20/2043		22,200	22,012
JPMorgan Chase & Co.
2.739% due 10/15/2030 •		6,375	5,568
2.963% due 01/25/2033 •		31,000	26,633
3.157% due 04/22/2042 •		7,100	5,527
3.328% due 04/22/2052 •		4,200	3,203
3.509% due 01/23/2029 •		23,200	21,724
3.702% due 05/06/2030 •		5,000	4,656
3.897% due 01/23/2049 •		14,850	12,568
4.005% due 04/23/2029 •		15,000	14,393
4.586% due 04/26/2033 •		23,000	22,615
5.600% due 07/15/2041		21,340	22,325
6.400% due 05/15/2038		4,508	5,112
Kilroy Realty LP
2.650% due 11/15/2033		15,200	11,783
3.050% due 02/15/2030		1,500	1,287
4.250% due 08/15/2029		12,400	11,743
4.750% due 12/15/2028		2,000	1,961
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	15,979
KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	23,641
3.625% due 02/25/2050		26,000	20,047
4.850% due 05/17/2032		19,000	18,782
La Mondiale SAM 2.125% due 06/23/2031	EUR	3,500	2,942
Lazard Group LLC 4.500% due 09/19/2028		$400	384
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	19,021
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,647
4.300% due 02/01/2061		14,500	9,838

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Life Storage LP 3.875% due 12/15/2027		1,100	1,049
Lloyds Bank PLC 0.000% due 04/02/2032 þ		29,200	18,788
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	9,553
4.375% due 03/22/2028		3,400	3,307
4.450% due 05/08/2025		500	501
4.550% due 08/16/2028		32,500	31,790
LSEGA Financing PLC 3.200% due 04/06/2041		9,700	7,605
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,084
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$5,800	5,142
4.350% due 01/30/2047		4,800	4,351
4.900% due 03/15/2049		13,100	12,872
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	8,176
4.900% due 04/01/2077		4,800	4,423
5.077% due 02/15/2069 •		27,500	26,535
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	7,017
MetLife, Inc.
9.250% due 04/08/2068		51,066	60,126
10.750% due 08/01/2069		5,132	6,817
Mid-America Apartments LP
3.600% due 06/01/2027		300	289
4.300% due 10/15/2023		11,900	11,973
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	11,348
2.309% due 07/20/2032 •		3,000	2,445
3.751% due 07/18/2039		16,200	14,072
4.153% due 03/07/2039		7,700	7,051
4.286% due 07/26/2038		7,900	7,355
4.315% due 04/19/2033 •		25,000	24,011
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	14,580
2.172% due 05/22/2032 •		7,400	5,869
2.201% due 07/10/2031 •		14,800	12,022
Morgan Stanley
0.000% due 04/02/2032 þ(i)		62,100	38,782
2.239% due 07/21/2032 •		28,500	23,118
2.802% due 01/25/2052 •		1,000	696
2.943% due 01/21/2033 •		12,300	10,555
3.217% due 04/22/2042 •		15,200	11,989
3.591% due 07/22/2028 •		400	379
3.875% due 01/27/2026		4,095	4,039
5.297% due 04/20/2037 •		31,500	30,538
6.375% due 07/24/2042		24,050	27,608
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/2027		5,525	5,282
4.500% due 06/20/2028		7,885	7,899
MPT Operating Partnership LP 3.500% due 03/15/2031		3,200	2,532
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		19,870	19,151
Nasdaq, Inc.
2.500% due 12/21/2040		6,000	4,190
3.950% due 03/07/2052		1,800	1,467
National Health Investors, Inc. 3.000% due 02/01/2031		10,600	8,147
National Retail Properties, Inc.
2.500% due 04/15/2030		500	426
3.500% due 04/15/2051		3,800	2,852
Nationwide Building Society
3.960% due 07/18/2030 •		26,756	24,855
4.000% due 09/14/2026		6,635	6,403
4.302% due 03/08/2029 •		5,500	5,269
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	8,155
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,876
9.375% due 08/15/2039		32,300	44,281
Natwest Group PLC
0.000% due 03/22/2023	EUR	3,900	4,126
0.000% due 03/22/2025 •		$33,160	32,848
0.000% due 05/08/2030 •		5,200	4,900
4.600% due 06/28/2031 •(g)(h)		27,100	20,020
4.800% due 04/05/2026		4,650	4,640
4.892% due 05/18/2029 •		32,700	31,722
5.076% due 01/27/2030 •		46,350	45,415
5.125% due 05/12/2027 •(g)(h)	GBP	1,500	1,548
Neuberger Berman Group LLC
4.500% due 03/15/2027		$6,200	6,199
4.875% due 04/15/2045		13,688	12,474

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

New York Life Insurance Co.
4.450% due 05/15/2069	16,700	14,348
6.750% due 11/15/2039	4,260	4,999
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	36,900	29,938
5.100% due 10/16/2044 •	15,650	15,544
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	33,962
2.600% due 09/28/2022	3,600	3,583
2.750% due 03/09/2028	11,000	9,207
2.924% due 09/28/2022 •	400	399
3.450% due 03/15/2023	215	214
3.875% due 09/21/2023	8,000	7,949
Nomura Holdings, Inc.
1.653% due 07/14/2026	4,100	3,598
2.172% due 07/14/2028	15,900	13,409
2.608% due 07/14/2031	12,400	9,903
2.679% due 07/16/2030	8,000	6,551
2.999% due 01/22/2032	15,600	12,689
3.103% due 01/16/2030	4,700	4,002
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)	5,700	4,212
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	24,019
3.625% due 09/30/2059	62,990	47,026
3.850% due 09/30/2047	10,340	8,607
6.063% due 03/30/2040	1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042	400	441
Old Republic International Corp. 3.850% due 06/11/2051	37,900	28,688
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	406
3.625% due 10/01/2029	4,000	3,399
4.750% due 01/15/2028	7,900	7,492
5.250% due 01/15/2026	15,000	14,872
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	4,400
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,801
Owl Rock Capital Corp. 2.875% due 06/11/2028	2,600	2,044
Pacific Life Insurance Co. 9.250% due 06/15/2039	113,331	163,006
Pacific LifeCorp 3.350% due 09/15/2050	5,700	4,285
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	28,961
7.625% due 06/15/2040	32,535	38,570
Physicians Realty LP
3.950% due 01/15/2028	7,900	7,540
4.300% due 03/15/2027	4,100	4,022
Pine Street Trust
4.572% due 02/15/2029	23,500	22,725
5.568% due 02/15/2049	23,800	23,431
Pinnacol Assurance 8.625% due 06/25/2034 «(i)	24,000	26,756
Piper Sandler Cos. 5.200% due 10/15/2023	23,000	22,684
PNC Financial Services Group, Inc. 6.000% due 05/15/2027 •(g)	38,300	36,860
Progressive Corp.
3.700% due 01/26/2045	1,390	1,189
3.700% due 03/15/2052	4,500	3,781
4.125% due 04/15/2047	1,700	1,546
Prudential Financial, Inc.
3.700% due 03/13/2051	1,500	1,256
3.905% due 12/07/2047	500	432
3.935% due 12/07/2049	173	149
5.125% due 03/01/2052 •	8,400	7,772
Rayonier LP 2.750% due 05/17/2031	7,500	6,269
Realty Income Corp.
3.400% due 01/15/2028	16,100	15,225
3.950% due 08/15/2027	11,848	11,569
4.650% due 03/15/2047	1,150	1,112
Regency Centers LP
2.950% due 09/15/2029	1,000	880
4.125% due 03/15/2028	1,100	1,059
4.400% due 02/01/2047	4,200	3,699
4.650% due 03/15/2049	1,500	1,345
Rexford Industrial Realty LP 2.125% due 12/01/2030	11,800	9,473
Sabra Health Care LP
3.200% due 12/01/2031	15,350	12,199
3.900% due 10/15/2029	3,368	2,977

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Sammons Financial Group, Inc. 3.350% due 04/16/2031		18,300	15,145
Santander Holdings USA, Inc. 4.400% due 07/13/2027		5,200	5,004
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		15,160	12,591
3.823% due 11/03/2028 •		55,945	51,980
SBA Tower Trust 2.328% due 07/15/2052		10,300	9,152
Sberbank of Russia Via SB Capital SA 5.125% due 10/29/2022 ^(c)		8,575	600
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	8,422
Service Properties Trust 4.750% due 10/01/2026		3,500	2,555
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		4,200	3,416
Societe Generale SA
3.337% due 01/21/2033 •		27,260	22,334
6.221% due 06/15/2033 •		7,700	7,358
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,011
Spirit Realty LP
2.700% due 02/15/2032		11,400	8,938
3.200% due 02/15/2031		11,100	9,308
3.400% due 01/15/2030		9,025	7,824
4.000% due 07/15/2029		200	183
4.450% due 09/15/2026		2,350	2,315
Standard Chartered PLC
3.265% due 02/18/2036 •		15,500	12,536
3.603% due 01/12/2033 •		3,200	2,620
4.750% due 01/14/2031 •(g)(h)		13,800	10,578
Stifel Financial Corp. 4.000% due 05/15/2030		5,600	5,209
STORE Capital Corp. 2.750% due 11/18/2030		1,900	1,551
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	14,014
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	30,563
2.750% due 01/15/2030		2,700	2,350
3.040% due 07/16/2029		11,300	10,071
Sun Communities Operating LP 2.700% due 07/15/2031		6,800	5,488
SVB Financial Group 4.570% due 04/29/2033 •		16,800	15,788
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(g)		6,000	4,935
Synchrony Financial
2.875% due 10/28/2031		12,000	9,107
4.500% due 07/23/2025		600	584
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	22,955
4.270% due 05/15/2047		11,300	10,085
4.900% due 09/15/2044		18,400	17,684
6.850% due 12/16/2039		5,129	6,058
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	313	413
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$7,500	6,912
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	10,267
Travelers Cos., Inc. 4.050% due 03/07/2048		4,000	3,613
Trust Fibra Uno
6.390% due 01/15/2050		23,500	18,742
6.950% due 01/30/2044		25,270	21,590
Trustage Financial Group, Inc. 4.625% due 04/15/2032		54,700	50,227
UBS AG
5.125% due 05/15/2024 (h)		17,121	17,118
7.625% due 08/17/2022 (h)		77,600	77,831
UBS Group AG
2.746% due 02/11/2033 •		9,400	7,659
3.179% due 02/11/2043 •		1,100	831
4.125% due 09/24/2025		400	397
4.125% due 04/15/2026		34,600	34,111
4.875% due 02/12/2027 •(g)(h)		11,400	9,564
5.125% due 07/29/2026 •(g)(h)		15,100	13,579
UDR, Inc. 3.500% due 07/01/2027		3,323	3,171
UniCredit SpA
3.127% due 06/03/2032 •		6,300	4,922
7.830% due 12/04/2023		78,050	80,853
Unum Group 4.500% due 12/15/2049		500	389

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Ventas Realty LP
4.125% due 01/15/2026		600	594
4.400% due 01/15/2029		1,900	1,832
4.875% due 04/15/2049		4,300	3,993
VICI Properties LP
5.125% due 05/15/2032		7,700	7,272
5.625% due 05/15/2052		17,400	15,871
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,217
Voya Financial, Inc. 4.700% due 01/23/2048 •		6,800	5,501
W R Berkley Corp. 4.000% due 05/12/2050		4,900	4,100
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	14,789
2.572% due 02/11/2031 •		21,200	18,243
2.879% due 10/30/2030 •		43,600	38,377
3.000% due 04/22/2026		8,100	7,721
3.068% due 04/30/2041 •		11,200	8,690
3.196% due 06/17/2027 •		4,000	3,794
3.300% due 09/09/2024		2,000	1,975
3.350% due 03/02/2033 •		4,800	4,264
3.584% due 05/22/2028 •		33,400	31,713
4.611% due 04/25/2053 •		78,600	72,868
5.375% due 11/02/2043		16,425	16,126
7.950% due 11/15/2029		1,000	1,169
Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	6,301
5.950% due 08/26/2036		800	862
6.600% due 01/15/2038		22,877	26,522
Welltower, Inc.
4.950% due 09/01/2048		3,500	3,336
6.500% due 03/15/2041		29,850	33,579
Weyerhaeuser Co.
3.375% due 03/09/2033		3,800	3,318
4.000% due 04/15/2030		1,500	1,414
6.875% due 12/15/2033		14,477	16,279
6.950% due 10/01/2027		4,500	4,956
7.375% due 03/15/2032		39,647	45,915
Willis North America, Inc. 3.875% due 09/15/2049		13,550	10,543
WP Carey, Inc. 4.000% due 02/01/2025		1,600	1,591
XLIT Ltd. 5.500% due 03/31/2045		12,950	13,450

			6,723,357

INDUSTRIALS 38.3%
7-Eleven, Inc.
2.500% due 02/10/2041		4,470	3,035
2.800% due 02/10/2051		23,200	15,170
AbbVie, Inc.
4.250% due 11/21/2049		6,800	6,048
4.300% due 05/14/2036		23,400	22,017
4.400% due 11/06/2042		44,212	40,269
4.450% due 05/14/2046		33,650	30,599
4.500% due 05/14/2035		37,877	36,821
4.550% due 03/15/2035		565	550
4.700% due 05/14/2045		21,000	19,813
4.850% due 06/15/2044		51,900	49,701
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	7,500
Activision Blizzard, Inc. 2.500% due 09/15/2050		35,200	24,183
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,800	3,924
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	9,518
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	4,581
3.650% due 04/01/2050		2,700	2,235
3.750% due 12/01/2047		1,100	938
4.250% due 09/15/2048		1,474	1,358
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	3,696
Aetna, Inc.
4.750% due 03/15/2044		$50	46
6.750% due 12/15/2037		4,085	4,683
Air Canada Pass-Through Trust
4.125% due 11/15/2026		11,053	10,326
5.250% due 10/01/2030		6,492	6,498
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		17,472	17,274
Alcon Finance Corp. 3.000% due 09/23/2029		500	444

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Alibaba Group Holding Ltd.
2.125% due 02/09/2031	17,500	14,487
2.700% due 02/09/2041	38,869	26,775
3.150% due 02/09/2051	1,150	787
3.250% due 02/09/2061	24,200	16,078
4.000% due 12/06/2037	21,700	18,772
4.200% due 12/06/2047	17,900	14,856
4.400% due 12/06/2057	7,600	6,255
4.500% due 11/28/2034	10,850	10,166
Altria Group, Inc.
3.875% due 09/16/2046	9,080	6,122
5.950% due 02/14/2049	22,500	19,764
6.200% due 02/14/2059	6,929	6,313
Amazon.com, Inc.
2.500% due 06/03/2050	3,000	2,121
2.700% due 06/03/2060	2,900	1,971
2.875% due 05/12/2041	3,000	2,405
3.100% due 05/12/2051	19,800	15,621
3.250% due 05/12/2061	40,500	30,900
4.100% due 04/13/2062	11,000	9,975
4.250% due 08/22/2057	19,800	18,636
4.950% due 12/05/2044	475	499
American Airlines Pass-Through Trust
2.875% due 01/11/2036	14,800	12,649
3.000% due 04/15/2030	523	475
3.150% due 08/15/2033	7,708	6,836
3.200% due 12/15/2029	5,992	5,491
3.350% due 04/15/2031	2,115	1,948
3.375% due 11/01/2028	6,771	6,081
3.500% due 08/15/2033	3,477	2,903
3.575% due 07/15/2029	2,657	2,472
3.600% due 03/22/2029	5,764	5,350
3.600% due 04/15/2031	3,020	2,651
3.650% due 02/15/2029	2,424	2,265
3.700% due 04/01/2028	3,782	3,283
4.000% due 01/15/2027	3,419	3,149
4.375% due 04/01/2024	321	321
Amgen, Inc.
2.800% due 08/15/2041	3,700	2,749
3.375% due 02/21/2050	10,300	7,893
4.400% due 05/01/2045	1,000	904
4.563% due 06/15/2048	11,574	10,643
4.663% due 06/15/2051	170,913	160,252
4.950% due 10/01/2041	4,650	4,518
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	9,100	7,716
3.750% due 10/01/2030 (k)	5,600	4,619
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	97,900	93,949
4.900% due 02/01/2046	164,610	155,024
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	500	471
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	243
4.350% due 06/01/2040	24,000	21,519
4.375% due 04/15/2038	11,300	10,383
4.439% due 10/06/2048	16,601	14,597
4.600% due 04/15/2048	7,282	6,554
4.600% due 06/01/2060	25,000	21,916
4.750% due 04/15/2058	20,800	18,667
4.950% due 01/15/2042	5,800	5,532
5.450% due 01/23/2039	12,150	12,375
5.550% due 01/23/2049	4,695	4,805
5.800% due 01/23/2059	54,300	56,631
Apple, Inc.
2.650% due 05/11/2050	4,100	3,033
2.800% due 02/08/2061	7,100	5,107
2.850% due 08/05/2061	8,400	6,108
2.950% due 09/11/2049	21,100	16,645
3.750% due 09/12/2047	21,600	19,530
3.850% due 08/04/2046	58,395	53,550
Aptiv PLC
3.100% due 12/01/2051	8,700	5,628
3.250% due 03/01/2032	10,000	8,507
4.150% due 05/01/2052	2,900	2,198
5.400% due 03/15/2049	10,000	9,101
Arrow Electronics, Inc.
2.950% due 02/15/2032	600	499
4.500% due 03/01/2023	2,100	2,108
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,351
Bacardi Ltd.
4.700% due 05/15/2028	5,200	5,141
5.150% due 05/15/2038	22,540	21,429
5.300% due 05/15/2048	28,300	26,679

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

BAE Systems PLC
3.000% due 09/15/2050	11,700	8,333
3.400% due 04/15/2030	7,700	7,037
Baidu, Inc. 2.375% due 08/23/2031 (k)	5,400	4,476
Baker Hughes Holdings LLC 5.125% due 09/15/2040	6,800	6,677
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	11,971
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	8,817
BAT Capital Corp.
4.390% due 08/15/2037	12,200	9,697
4.540% due 08/15/2047	23,333	17,149
4.758% due 09/06/2049	4,200	3,174
Baxter International, Inc. 3.132% due 12/01/2051	10,000	7,250
Bayer U.S. Finance LLC
4.200% due 07/15/2034	14,484	13,575
4.375% due 12/15/2028	9,800	9,553
4.400% due 07/15/2044	4,000	3,216
4.625% due 06/25/2038	900	815
4.875% due 06/25/2048	27,000	24,330
Becton Dickinson & Co. 3.794% due 05/20/2050	10,700	8,853
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	14,000	10,184
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032	24,000	21,356
Biogen, Inc. 3.250% due 02/15/2051	7,181	5,054
Boardwalk Pipelines LP 3.600% due 09/01/2032	20,280	17,192
Boeing Co.
3.250% due 02/01/2035	1,755	1,330
3.600% due 05/01/2034	8,470	6,770
3.625% due 02/01/2031	3,300	2,852
3.650% due 03/01/2047	1,945	1,323
3.750% due 02/01/2050	3,200	2,264
3.825% due 03/01/2059	4,515	2,926
3.950% due 08/01/2059	9,500	6,407
4.508% due 05/01/2023	11,855	11,888
5.150% due 05/01/2030	17,906	17,203
5.705% due 05/01/2040	53,900	50,369
5.805% due 05/01/2050	88,190	81,160
5.930% due 05/01/2060	93,700	85,522
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	8,987
Boston Scientific Corp.
6.750% due 11/15/2035	43,837	51,040
7.375% due 01/15/2040	42,000	52,295
BP Capital Markets America, Inc.
3.000% due 02/24/2050	700	510
3.060% due 06/17/2041	1,830	1,429
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	12,600	10,902
3.900% due 02/20/2028	1,500	1,503
4.250% due 10/26/2049	17,900	16,853
4.350% due 11/15/2047	6,584	6,292
British Airways Pass-Through Trust
3.300% due 06/15/2034	21,073	18,832
3.350% due 12/15/2030	1,959	1,711
4.250% due 05/15/2034	1,662	1,603
Broadcom, Inc.
2.600% due 02/15/2033	41,901	32,270
3.137% due 11/15/2035	57,112	43,449
3.187% due 11/15/2036	2,674	2,036
3.419% due 04/15/2033	24,710	20,460
3.469% due 04/15/2034	94,812	77,290
3.500% due 02/15/2041	26,100	19,727
4.150% due 11/15/2030	4,485	4,114
4.150% due 04/15/2032	44,100	39,864
4.300% due 11/15/2032	21,250	19,328
4.926% due 05/15/2037	6,079	5,459
Buckeye Partners LP 5.600% due 10/15/2044	2,300	1,608
Burlington Northern Santa Fe LLC 4.450% due 03/15/2043	47,000	44,766
Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,756
3.701% due 01/15/2039	900	760
Campbell Soup Co. 3.125% due 04/24/2050	10,200	7,226
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	8,600	8,738
6.450% due 06/30/2033	3,376	3,598

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Canadian Pacific Railway Co. 6.125% due 09/15/2115	51,558	53,610
Carrier Global Corp.
3.377% due 04/05/2040	2,000	1,571
3.577% due 04/05/2050	1,300	987
CDW LLC 3.569% due 12/01/2031	11,800	9,771
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	3,734	3,417
Cellnex Finance Co. SA 3.875% due 07/07/2041	4,600	3,166
Celulosa Arauco y Constitucion SA 5.500% due 11/02/2047	9,000	7,510
Cenovus Energy, Inc. 6.750% due 11/15/2039	16,900	18,058
Centene Corp.
2.450% due 07/15/2028	25,800	21,588
4.625% due 12/15/2029	3,300	3,087
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	1,775
CF Industries, Inc. 5.150% due 03/15/2034	21,425	20,941
Charter Communications Operating LLC
3.500% due 06/01/2041	24,107	16,910
3.500% due 03/01/2042	12,900	8,972
3.700% due 04/01/2051	6,700	4,546
3.750% due 02/15/2028	1,800	1,664
3.850% due 04/01/2061	94,400	62,264
3.900% due 06/01/2052	34,975	24,347
3.950% due 06/30/2062	15,000	10,050
4.200% due 03/15/2028	1,900	1,777
4.400% due 12/01/2061	72,238	52,102
4.800% due 03/01/2050	46,200	36,700
5.125% due 07/01/2049	49,500	41,070
5.250% due 04/01/2053	52,225	44,240
5.375% due 04/01/2038	10,000	8,904
5.375% due 05/01/2047	48,000	40,965
5.500% due 04/01/2063	3,100	2,640
5.750% due 04/01/2048	23,900	21,473
6.384% due 10/23/2035	24,181	24,356
6.484% due 10/23/2045	38,419	37,430
6.834% due 10/23/2055	8,000	8,060
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,619
3.700% due 11/15/2029	5,000	4,578
Citrix Systems, Inc.
1.250% due 03/01/2026	7,600	7,362
4.500% due 12/01/2027	4,100	4,060
Coca-Cola Co.
2.500% due 03/15/2051	19,600	14,233
2.750% due 06/01/2060	7,500	5,320
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,449
Comcast Corp.
2.650% due 08/15/2062	18,400	11,904
2.800% due 01/15/2051	3,500	2,483
2.887% due 11/01/2051	3,299	2,361
2.937% due 11/01/2056	165,999	115,690
3.200% due 07/15/2036	1,300	1,102
3.450% due 02/01/2050	38,100	30,385
3.969% due 11/01/2047	42,110	36,505
3.999% due 11/01/2049	118,328	103,449
4.000% due 03/01/2048	12,260	10,684
5.650% due 06/15/2035	5,900	6,429
7.050% due 03/15/2033	6,875	8,256
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,240
4.187% due 10/01/2049	2,100	1,768
Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,367
5.400% due 11/01/2048	4,095	3,875
7.000% due 10/01/2028	1,800	1,946
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	10,422
4.500% due 05/09/2047	8,100	7,211
4.750% due 05/09/2032	16,000	15,921
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	3,807	3,662
Continental Resources, Inc.
4.900% due 06/01/2044	22,979	18,136
5.750% due 01/15/2031	8,500	8,234
Corning, Inc. 5.450% due 11/15/2079	5,400	4,878
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,654
4.500% due 08/01/2047	10,970	9,350

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

5.625% due 10/18/2043	2,200	2,160
CoStar Group, Inc. 2.800% due 07/15/2030	11,400	9,502
Cox Communications, Inc.
2.950% due 10/01/2050	4,900	3,254
4.500% due 06/30/2043	21,841	19,171
4.700% due 12/15/2042	4,070	3,674
4.800% due 02/01/2035	13,000	12,355
CRH America Finance, Inc.
4.400% due 05/09/2047	2,800	2,498
4.500% due 04/04/2048	8,390	7,584
CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	13,221
4.950% due 04/27/2062	9,200	8,842
CVS Health Corp.
3.625% due 04/01/2027	2,900	2,827
3.750% due 04/01/2030	4,900	4,588
4.125% due 04/01/2040	10,700	9,358
4.780% due 03/25/2038	1,559	1,478
5.050% due 03/25/2048	39,900	38,252
5.300% due 12/05/2043	7,100	7,105
CVS Pass-Through Trust
4.163% due 08/11/2036	8,317	7,963
4.704% due 01/10/2036	1,245	1,194
5.773% due 01/10/2033	1,034	1,081
5.880% due 01/10/2028	2,358	2,482
5.926% due 01/10/2034	24,247	24,908
6.036% due 12/10/2028	1,089	1,118
6.943% due 01/10/2030	23,240	24,759
7.507% due 01/10/2032	61,821	67,444
8.353% due 07/10/2031	11,550	13,215
DAE Funding LLC 1.550% due 08/01/2024	23,100	21,654
Daimler Trucks Finance North America LLC
2.375% due 12/14/2028	11,300	9,737
2.500% due 12/14/2031	8,904	7,265
Dell International LLC
3.450% due 12/15/2051	51,000	34,607
4.900% due 10/01/2026	19,197	19,244
5.300% due 10/01/2029	37,730	37,232
5.450% due 06/15/2023	4,355	4,400
6.020% due 06/15/2026	84,825	88,201
8.100% due 07/15/2036	10,633	12,430
8.350% due 07/15/2046	7,448	9,294
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	10,372
3.750% due 10/28/2029 (k)	45,863	36,424
4.375% due 04/19/2028	4,000	3,405
4.500% due 10/20/2025	2,500	2,432
4.750% due 10/20/2028	2,150	2,033
7.000% due 05/01/2025	4,090	4,145
7.375% due 01/15/2026 (k)	35,442	35,481
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	17,800	21,965
Devon Energy Corp. 7.950% due 04/15/2032	5,535	6,559
Diamondback Energy, Inc. 4.250% due 03/15/2052	7,100	5,905
Discovery Communications LLC
4.000% due 09/15/2055	2,208	1,551
5.200% due 09/20/2047	30,665	26,365
DR Horton, Inc. 4.375% due 09/15/2022	800	801
DT Midstream, Inc. 4.300% due 04/15/2032	17,400	15,985
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,784
4.800% due 11/01/2043	800	752
eBay, Inc.
2.600% due 05/10/2031	1,600	1,332
3.650% due 05/10/2051	7,300	5,650
Ecopetrol SA 7.375% due 09/18/2043	25,700	21,016
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	30,033
Elevance Health, Inc.
3.600% due 03/15/2051	4,350	3,540
3.700% due 09/15/2049	5,640	4,675
4.375% due 12/01/2047	30,200	27,860
4.550% due 03/01/2048	7,500	7,109
4.550% due 05/15/2052	15,100	14,238
4.625% due 05/15/2042	7,700	7,326
4.650% due 01/15/2043	2,605	2,486
5.100% due 01/15/2044	13,244	13,274
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,748

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Enbridge Energy Partners LP
5.500% due 09/15/2040		3,000	2,993
7.375% due 10/15/2045		19,792	23,633
Enbridge, Inc.
2.500% due 08/01/2033		23,600	19,100
3.400% due 08/01/2051		29,500	22,237
4.500% due 06/10/2044		10,948	9,620
Energy Transfer LP
3.600% due 02/01/2023		4,256	4,245
4.050% due 03/15/2025		800	789
4.250% due 03/15/2023		8,506	8,504
4.400% due 03/15/2027		800	776
4.500% due 04/15/2024		300	300
4.900% due 03/15/2035		19,773	17,763
4.950% due 01/15/2043		27,800	23,072
5.000% due 10/01/2022		900	901
5.000% due 05/15/2044		44,517	37,251
5.000% due 05/15/2050		3,300	2,813
5.150% due 02/01/2043		26,785	22,865
5.150% due 03/15/2045		42,386	36,320
5.300% due 04/01/2044		12,314	10,704
5.300% due 04/15/2047		21,750	18,877
5.350% due 05/15/2045		20,088	17,531
5.400% due 10/01/2047		5,038	4,431
5.800% due 06/15/2038		900	846
6.050% due 06/01/2041		1,900	1,828
6.100% due 02/15/2042		8,356	7,803
6.125% due 12/15/2045		38,548	36,843
6.500% due 02/01/2042		9,063	9,049
6.625% due 10/15/2036		22,002	22,122
7.500% due 07/01/2038		5,100	5,472
EnLink Midstream Partners LP 5.450% due 06/01/2047		13,800	9,793
Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	6,073
3.100% due 06/15/2041		14,600	11,598
4.200% due 09/01/2048		1,410	1,297
5.000% due 07/15/2044		4,300	4,021
Enterprise Products Operating LLC
4.200% due 01/31/2050		10,568	8,835
4.450% due 02/15/2043		77,745	67,866
4.800% due 02/01/2049		3,575	3,241
4.850% due 08/15/2042		11,300	10,398
4.850% due 03/15/2044		32,362	29,547
4.875% due 08/16/2077 •		15,999	12,758
5.100% due 02/15/2045		31,665	29,851
5.250% due 08/16/2077 •		5,601	4,658
5.750% due 03/01/2035		13,761	13,895
5.950% due 02/01/2041		1,863	1,949
6.450% due 09/01/2040		4,995	5,414
EQM Midstream Partners LP 4.000% due 08/01/2024		2,095	1,949
ERAC USA Finance LLC 7.000% due 10/15/2037		9,200	10,807
Essential Utilities, Inc. 5.300% due 05/01/2052		11,500	11,696
Expedia Group, Inc.
3.250% due 02/15/2030		5,343	4,461
4.625% due 08/01/2027		4,600	4,424
FactSet Research Systems, Inc. 3.450% due 03/01/2032		10,000	8,777
FedEx Corp.
3.875% due 08/01/2042		765	652
4.550% due 04/01/2046		8,300	7,467
4.750% due 11/15/2045		3,250	2,986
4.950% due 10/17/2048		14,000	13,363
5.100% due 01/15/2044		14,941	14,419
Fiserv, Inc. 4.400% due 07/01/2049		15,000	12,925
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,233
4.317% due 12/30/2039		55,500	43,285
Flex Ltd.
3.750% due 02/01/2026		2,000	1,916
4.875% due 05/12/2030		18,200	17,344
Ford Foundation
2.415% due 06/01/2050		3,800	2,718
2.815% due 06/01/2070		7,100	4,900
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025		1,200	1,185
4.500% due 03/25/2052		6,000	4,647
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	3,000	2,759
Freeport-McMoRan, Inc. 5.400% due 11/14/2034		$7,400	7,237

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		27,100	22,092
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	3,900	1,328
3.125% due 11/17/2023		10,700	4,765
4.250% due 04/06/2024	GBP	12,600	5,177
5.150% due 02/11/2026		$24,500	7,963
GE Capital Funding LLC 4.550% due 05/15/2032		18,200	17,578
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		98,244	91,885
General Motors Co. 5.150% due 04/01/2038		5,400	4,717
Gilead Sciences, Inc.
4.750% due 03/01/2046		2,500	2,403
4.800% due 04/01/2044		325	315
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,291
6.900% due 11/15/2037		100	112
Global Payments, Inc. 4.150% due 08/15/2049		4,400	3,450
GNL Quintero SA 4.634% due 07/31/2029		4,412	4,244
GSK Consumer Healthcare Capital U.S. LLC
3.625% due 03/24/2032		6,700	6,199
4.000% due 03/24/2052		4,900	4,208
GTL Trade Finance, Inc. 7.250% due 04/16/2044 (k)		5,200	5,423
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,391
Halliburton Co. 7.450% due 09/15/2039		12,739	14,875
HCA, Inc.
3.500% due 07/15/2051		15,500	10,615
3.625% due 03/15/2032		18,500	15,628
4.500% due 02/15/2027		8,800	8,468
4.625% due 03/15/2052		27,300	21,883
5.250% due 06/15/2049		10,000	8,633
5.500% due 06/15/2047		26,202	23,427
Heineken NV 4.350% due 03/29/2047		12,200	11,235
Helmerich & Payne, Inc. 2.900% due 09/29/2031		15,300	13,130
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		28,000	24,558
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,161
Home Depot, Inc. 4.400% due 03/15/2045		9,350	8,946
Humana, Inc.
3.950% due 08/15/2049		11,800	10,000
8.150% due 06/15/2038		1,000	1,296
Huntsman International LLC 4.500% due 05/01/2029		4,000	3,776
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,038
6.000% due 04/23/2030		5,850	5,901
Hyundai Capital America 2.000% due 06/15/2028		15,000	12,626
Imperial Brands Finance PLC
3.500% due 02/11/2023		200	199
3.500% due 07/26/2026		7,800	7,320
3.875% due 07/26/2029		6,900	6,221
4.250% due 07/21/2025		19,615	19,444
Industrias Penoles SAB de CV 4.750% due 08/06/2050		8,500	6,763
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	9,211
International Flavors & Fragrances, Inc. 2.300% due 11/01/2030		9,000	7,405
International Paper Co. 8.700% due 06/15/2038		9,455	12,265
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,781	1,546
4.000% due 05/15/2034		12,175	11,349
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	41,590
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	13,381
Kansas City Southern
3.500% due 05/01/2050		2,300	1,799
4.300% due 05/15/2043		5,000	4,417
4.700% due 05/01/2048		17,700	16,764
4.950% due 08/15/2045		24,795	23,965
Keurig Dr Pepper, Inc. 4.500% due 04/15/2052		60,000	53,032

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	6,209	5,227
5.000% due 08/15/2042	4,000	3,512
5.000% due 03/01/2043	33,335	29,235
5.400% due 09/01/2044	300	277
5.625% due 09/01/2041	1,700	1,588
5.800% due 03/15/2035	10,942	11,055
6.375% due 03/01/2041	10,715	10,737
6.500% due 02/01/2037	12,219	13,017
6.500% due 09/01/2039	36,840	38,078
6.550% due 09/15/2040	30,300	31,593
6.950% due 01/15/2038	800	863
7.400% due 03/15/2031	5,000	5,620
7.500% due 11/15/2040	25,567	28,811
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,365	1,336
7.800% due 08/01/2031	2,000	2,329
Kraft Heinz Foods Co.
4.375% due 06/01/2046	6,000	5,010
5.000% due 06/04/2042	10,250	9,382
5.500% due 06/01/2050	7,000	6,736
6.500% due 02/09/2040	47,238	51,141
7.125% due 08/01/2039	24,043	26,979
L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,124
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,501
3.200% due 08/08/2024	27,700	26,195
3.500% due 08/18/2026	132,600	115,421
3.900% due 08/08/2029 (k)	28,992	23,710
Leidos, Inc.
2.300% due 02/15/2031	7,900	6,302
4.375% due 05/15/2030	2,000	1,852
Leland Stanford Junior University 2.413% due 06/01/2050	12,600	9,044
Lenovo Group Ltd. 3.421% due 11/02/2030	18,600	15,854
Level 3 Financing, Inc. 3.875% due 11/15/2029	11,350	9,396
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,317
4.150% due 06/15/2053	1,000	935
4.300% due 06/15/2062	23,300	21,936
4.500% due 05/15/2036	2,100	2,091
Lowe's Cos., Inc. 4.250% due 04/01/2052	2,500	2,171
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	9,523
Magallanes, Inc.
5.050% due 03/15/2042	3,240	2,762
5.141% due 03/15/2052	13,200	11,097
5.391% due 03/15/2062	42,174	35,345
Marathon Petroleum Corp. 6.500% due 03/01/2041	13,503	14,767
Marriott International, Inc.
2.750% due 10/15/2033	10,000	7,877
2.850% due 04/15/2031	9,700	8,054
3.500% due 10/15/2032	23,700	20,472
3.600% due 04/15/2024	7,600	7,535
4.625% due 06/15/2030	9,690	9,299
Marvell Technology, Inc.
2.950% due 04/15/2031	13,894	11,675
4.875% due 06/22/2028	10,200	10,069
Masco Corp.
4.500% due 05/15/2047	1,909	1,628
7.750% due 08/01/2029	2,539	2,873
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,011
McDonald's Corp. 3.625% due 09/01/2049	16,800	13,911
MDC Holdings, Inc.
3.966% due 08/06/2061	10,300	5,946
6.000% due 01/15/2043	25,375	20,768
Merck & Co., Inc.
2.750% due 12/10/2051	13,500	9,995
2.900% due 12/10/2061	13,500	9,618
Micron Technology, Inc. 5.327% due 02/06/2029	8,500	8,464
Microsoft Corp.
2.675% due 06/01/2060	32,710	23,503
2.921% due 03/17/2052	20,236	15,995
Mileage Plus Holdings LLC 6.500% due 06/20/2027	6,400	6,309
Moody's Corp.
3.100% due 11/29/2061	6,000	4,129
3.250% due 05/20/2050	1,500	1,119

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.750% due 02/25/2052	7,600	6,220
4.875% due 12/17/2048	9,000	8,804
5.250% due 07/15/2044	4,144	4,165
Motorola Solutions, Inc.
2.300% due 11/15/2030	3,100	2,429
5.500% due 09/01/2044	5,686	5,305
MPLX LP
3.500% due 12/01/2022	2,525	2,524
4.900% due 04/15/2058	19,120	15,859
4.950% due 03/14/2052	33,343	28,890
5.200% due 03/01/2047	5,000	4,543
5.200% due 12/01/2047	2,100	1,894
5.500% due 02/15/2049	200	186
Mylan, Inc.
3.125% due 01/15/2023	700	696
5.200% due 04/15/2048	17,200	13,767
Nationwide children's Hospital, Inc. 4.556% due 11/01/2052	2,500	2,519
NBCUniversal Media LLC 4.450% due 01/15/2043	19,107	17,706
Netflix, Inc.
4.875% due 04/15/2028	9,450	8,913
5.375% due 11/15/2029	3,900	3,693
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	22,905	22,640
Newell Brands, Inc. 5.625% due 04/01/2036	2,309	2,004
Newmont Corp.
5.450% due 06/09/2044	31,100	31,302
6.250% due 10/01/2039	1,710	1,886
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,600	6,064
4.810% due 09/17/2030	10,400	9,249
Norfolk Southern Corp.
3.942% due 11/01/2047	4,994	4,331
4.050% due 08/15/2052	2,510	2,194
4.100% due 05/15/2121	9,700	7,319
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	2,614
4.100% due 09/15/2042	14,000	11,936
4.300% due 01/15/2049	18,375	16,036
Northrop Grumman Corp. 3.850% due 04/15/2045	9,500	8,022
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	12,589
Nucor Corp. 3.850% due 04/01/2052	6,100	4,970
NXP BV
3.150% due 05/01/2027	1,800	1,670
3.250% due 05/11/2041	3,300	2,490
5.000% due 01/15/2033	3,800	3,713
5.350% due 03/01/2026	10,000	10,201
5.550% due 12/01/2028	2,200	2,233
Occidental Petroleum Corp. 7.950% due 06/15/2039	2,788	3,156
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	4,540
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/01/2022 (e)(g)	4,491	19
ONEOK Partners LP
6.125% due 02/01/2041	27,327	26,085
6.200% due 09/15/2043	47,644	44,944
6.650% due 10/01/2036	4,765	4,862
6.850% due 10/15/2037	8,494	8,737
Oracle Corp.
3.600% due 04/01/2040	22,300	16,700
3.600% due 04/01/2050	32,670	22,755
3.650% due 03/25/2041 (i)	18,500	13,815
3.800% due 11/15/2037	8,405	6,552
3.850% due 07/15/2036	1,500	1,207
3.850% due 04/01/2060	61,842	42,515
3.900% due 05/15/2035	5,000	4,131
3.950% due 03/25/2051 (i)	7,500	5,520
4.000% due 07/15/2046	15,350	11,377
4.000% due 11/15/2047	64,510	47,958
4.100% due 03/25/2061 (i)	50,450	35,797
4.125% due 05/15/2045	5,100	3,888
4.500% due 07/08/2044	1,400	1,145
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	6,629
Owens Corning
4.300% due 07/15/2047	19,940	16,302
4.400% due 01/30/2048	22,600	18,731
7.000% due 12/01/2036	246	276
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	14,244

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

6.000% due 04/07/2023	19,900	20,132
Packaging Corp. of America 4.050% due 12/15/2049	3,100	2,575
Paramount Global 4.850% due 07/01/2042	1,834	1,527
PayPal Holdings, Inc.
5.050% due 06/01/2052	11,000	10,938
5.250% due 06/01/2062	15,000	14,880
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,192
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	7,204	7,229
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030	13,300	11,887
Pertamina Persero PT
6.000% due 05/03/2042	5,000	4,817
6.450% due 05/30/2044	5,700	5,799
Petroleos Mexicanos
6.700% due 02/16/2032	1,428	1,092
6.750% due 09/21/2047	84,889	52,712
6.950% due 01/28/2060	8,284	5,125
7.690% due 01/23/2050	17,742	12,119
Petronas Capital Ltd. 4.550% due 04/21/2050	400	383
Pfizer, Inc. 5.600% due 09/15/2040	16,865	18,853
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,470
4.125% due 03/04/2043	2,575	2,083
4.250% due 11/10/2044	24,400	19,880
4.375% due 11/15/2041	11,100	9,240
4.875% due 11/15/2043	2,500	2,229
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	26,928
Prosus NV
3.680% due 01/21/2030	1,600	1,276
3.832% due 02/08/2051	12,300	7,430
4.027% due 08/03/2050	4,000	2,490
PulteGroup, Inc. 5.500% due 03/01/2026	1,775	1,807
Qatar Energy
3.125% due 07/12/2041	200	157
3.300% due 07/12/2051	22,880	17,723
QVC, Inc.
4.850% due 04/01/2024	800	749
5.950% due 03/15/2043	25,665	17,352
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	4,341	4,531
6.332% due 09/30/2027	3,222	3,361
Raytheon Technologies Corp.
4.050% due 05/04/2047	7,100	6,304
4.450% due 11/16/2038	6,200	5,925
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	2,150	1,726
Reliance Industries Ltd. 3.750% due 01/12/2062	9,300	6,807
Reynolds American, Inc.
5.850% due 08/15/2045	21,248	17,865
6.150% due 09/15/2043	10,920	10,138
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	22,676
Rogers Communications, Inc.
3.800% due 03/15/2032	10,000	9,156
4.500% due 03/15/2042	6,900	6,142
4.550% due 03/15/2052	26,300	23,158
Royalty Pharma PLC
3.300% due 09/02/2040	12,900	9,549
3.350% due 09/02/2051	1,000	680
3.550% due 09/02/2050	17,900	12,534
S&P Global, Inc.
2.300% due 08/15/2060	4,400	2,690
2.900% due 03/01/2032	3,460	3,086
3.250% due 12/01/2049	1,700	1,331
3.700% due 03/01/2052	14,000	11,971
3.900% due 03/01/2062	2,800	2,382
4.250% due 05/01/2029	7,700	7,622
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	23,299
4.500% due 05/15/2030	26,265	25,198
5.000% due 03/15/2027	35,800	35,960
5.625% due 03/01/2025	300	306
5.750% due 05/15/2024	8,950	9,135
5.875% due 06/30/2026	7,556	7,820
Sands China Ltd.
2.550% due 03/08/2027	600	438
4.875% due 06/18/2030	19,300	14,140

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

5.125% due 08/08/2025	31,500	26,478
5.400% due 08/08/2028	38,300	29,593
Santos Finance Ltd. 3.649% due 04/29/2031	35,700	30,320
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	10,638
3.500% due 11/24/2070	19,600	13,939
Seagate HDD Cayman 4.125% due 01/15/2031	3,500	2,867
Siemens Financieringsmaatschappij NV 2.875% due 03/11/2041	10,100	7,862
Skyworks Solutions, Inc. 3.000% due 06/01/2031	20,200	16,614
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	24,966
Southern Co.
3.700% due 04/30/2030	100	93
3.750% due 09/15/2051 •	18,400	15,680
4.250% due 07/01/2036	9,300	8,531
4.400% due 07/01/2046	19,705	17,166
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	9,779
Southwest Airlines Co. 4.750% due 05/04/2023	6,470	6,524
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,059
4.600% due 06/15/2028	800	592
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,555	4,370
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	22,100	22,298
Standard Industries, Inc. 4.750% due 01/15/2028	17,100	14,668
Starbucks Corp.
3.500% due 11/15/2050	17,358	13,608
4.450% due 08/15/2049	2,000	1,798
Suncor Energy, Inc.
6.500% due 06/15/2038	100	111
7.000% due 11/15/2028	17,772	20,051
Sutter Health
3.161% due 08/15/2040	1,950	1,536
3.361% due 08/15/2050	2,600	2,000
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	13,509
7.000% due 03/16/2047	9,750	9,323
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,202
Syngenta Finance NV
4.441% due 04/24/2023	1,000	1,008
4.892% due 04/24/2025	6,950	6,974
5.676% due 04/24/2048	13,575	13,952
T-Mobile USA, Inc.
2.050% due 02/15/2028	11,600	10,082
2.550% due 02/15/2031	10,400	8,762
2.700% due 03/15/2032	2,300	1,932
3.300% due 02/15/2051	39,900	29,141
3.400% due 10/15/2052	31,800	23,555
3.600% due 11/15/2060	39,797	29,165
3.750% due 04/15/2027	14,400	13,878
3.875% due 04/15/2030	4,395	4,106
4.375% due 04/15/2040	18,700	16,726
4.500% due 04/15/2050	52,300	46,528
Take-Two Interactive Software, Inc. 4.000% due 04/14/2032	7,700	7,237
Targa Resources Corp.
4.950% due 04/15/2052	8,900	7,646
6.250% due 07/01/2052 (a)	14,300	14,370
TD SYNNEX Corp.
2.375% due 08/09/2028	9,200	7,766
2.650% due 08/09/2031	2,450	1,982
Telefonica Emisiones SA
4.895% due 03/06/2048	15,330	13,102
5.213% due 03/08/2047	15,900	14,124
5.520% due 03/01/2049	7,800	7,256
7.045% due 06/20/2036	15,097	16,875
Tencent Holdings Ltd.
2.390% due 06/03/2030	22,675	19,000
3.240% due 06/03/2050	14,300	9,887
3.290% due 06/03/2060	13,300	8,825
3.595% due 01/19/2028	4,000	3,803
3.680% due 04/22/2041	82,000	65,265
3.840% due 04/22/2051	9,100	7,076
3.925% due 01/19/2038	12,700	10,858
3.940% due 04/22/2061	14,300	10,912
3.975% due 04/11/2029	52,663	49,933

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Tencent Music Entertainment Group 2.000% due 09/03/2030	1,800	1,407
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	3,892
7.625% due 04/01/2037	320	359
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	4,585	4,523
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	333
Thomas Jefferson University 3.847% due 11/01/2057	7,300	6,030
Thomson Reuters Corp. 5.650% due 11/23/2043	10,791	11,029
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	14,472
5.500% due 09/01/2041	14,800	12,944
5.875% due 11/15/2040	5,200	4,774
6.550% due 05/01/2037	7,306	7,328
6.750% due 06/15/2039	52,495	52,285
7.300% due 07/01/2038	2,080	2,176
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,161
8.375% due 07/15/2033	18,420	21,334
Topaz Solar Farms LLC 4.875% due 09/30/2039	5,260	4,562
TotalEnergies Capital International SA
3.386% due 06/29/2060	10,700	8,186
3.461% due 07/12/2049	5,300	4,297
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	800	769
4.750% due 05/15/2038	2,300	2,180
4.875% due 05/15/2048	25,600	24,604
6.200% due 10/15/2037	3,484	3,791
7.250% due 08/15/2038	1,075	1,282
7.625% due 01/15/2039	10,020	12,340
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	19,312
4.600% due 03/15/2048	2,400	2,181
5.400% due 08/15/2041	4,330	4,297
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	2,447
TSMC Global Ltd. 2.250% due 04/23/2031	5,200	4,398
TTX Co. 4.600% due 02/01/2049	3,700	3,546
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,048	4,603
4.625% due 12/03/2026	2,029	1,869
7.125% due 04/22/2025	1,423	1,437
Union Pacific Corp.
2.973% due 09/16/2062	800	556
3.200% due 05/20/2041	32,000	26,162
3.550% due 08/15/2039	2,800	2,427
3.550% due 05/20/2061	22,710	18,098
3.750% due 02/05/2070	9,600	7,643
3.799% due 04/06/2071	12,500	10,048
3.950% due 08/15/2059	10	9
United Airlines Pass-Through Trust
3.100% due 01/07/2030	26,156	23,942
3.100% due 04/07/2030	3,226	2,764
3.450% due 06/01/2029	2,201	2,053
3.450% due 01/07/2030	811	704
3.500% due 09/01/2031	4,003	3,665
3.750% due 03/03/2028	4,892	4,667
4.000% due 10/11/2027	10,895	10,273
4.150% due 02/25/2033	8,680	8,179
4.300% due 02/15/2027	11,455	10,968
4.550% due 08/25/2031	13,642	12,228
5.875% due 04/15/2029	39,463	38,843
UnitedHealth Group, Inc.
3.050% due 05/15/2041	27,200	21,970
3.250% due 05/15/2051	20,200	15,896
3.700% due 08/15/2049	5,800	4,959
3.750% due 10/15/2047	6,160	5,336
3.875% due 08/15/2059	700	606
4.200% due 01/15/2047	285	266
4.625% due 11/15/2041	14,000	13,820
4.750% due 07/15/2045	5,099	5,141
4.950% due 05/15/2062	5,000	5,080
5.950% due 02/15/2041	4,700	5,291
6.875% due 02/15/2038	150	186
Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,337
6.875% due 11/21/2036	22,806	24,531
6.875% due 11/10/2039	18,583	19,817

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Valero Energy Corp.
3.650% due 12/01/2051	13,500	10,116
4.000% due 04/01/2029	8,800	8,332
VeriSign, Inc. 2.700% due 06/15/2031	9,400	7,575
Verisk Analytics, Inc. 3.625% due 05/15/2050	11,900	9,291
VMware, Inc.
1.800% due 08/15/2028	5,600	4,656
2.200% due 08/15/2031	7,700	6,071
3.900% due 08/21/2027	3,200	3,074
4.500% due 05/15/2025	2,900	2,911
4.700% due 05/15/2030	25,900	24,999
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025	1,900	1,838
Walt Disney Co.
2.750% due 09/01/2049	22,900	16,395
3.500% due 05/13/2040	10,100	8,625
3.600% due 01/13/2051	7,900	6,611
3.800% due 05/13/2060	43,500	36,470
4.750% due 09/15/2044	6,000	5,868
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	4,400	3,225
Western & Southern Life Insurance Co.
3.750% due 04/28/2061	24,300	18,599
5.150% due 01/15/2049	16,000	16,121
Western Digital Corp. 4.750% due 02/15/2026	2,375	2,273
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	4,690	4,534
Whirlpool Corp. 5.150% due 03/01/2043	14,775	13,504
Williams Cos., Inc. 8.750% due 03/15/2032	1,710	2,137
Woodside Finance Ltd. 4.500% due 03/04/2029	6,700	6,454
Workday, Inc. 3.800% due 04/01/2032 (k)	34,700	31,743
Wynn Las Vegas LLC
4.250% due 05/30/2023	2,947	2,833
5.500% due 03/01/2025	6,635	6,084
Yale University 2.402% due 04/15/2050	6,900	5,014
Yara International ASA
3.148% due 06/04/2030	4,800	4,101
4.750% due 06/01/2028	4,400	4,218
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	1,681	1,541
4.450% due 08/15/2045	2,600	2,225
Zoetis, Inc.
3.950% due 09/12/2047	9,000	7,876
4.450% due 08/20/2048	7,500	7,024
4.700% due 02/01/2043	4,069	3,903

		9,438,913

UTILITIES 14.3%
AEP Texas, Inc.
3.450% due 05/15/2051	10,000	7,693
4.150% due 05/01/2049	14,400	12,363
AES Corp. 3.950% due 07/15/2030	7,000	6,334
Alabama Power Co.
3.450% due 10/01/2049	3,600	2,856
3.700% due 12/01/2047	100	84
3.850% due 12/01/2042	2,950	2,544
4.300% due 07/15/2048	8,700	7,980
5.200% due 06/01/2041	200	200
Alliant Energy Finance LLC 3.600% due 03/01/2032	13,500	12,237
Ameren Illinois Co.
2.900% due 06/15/2051	32,500	23,924
3.250% due 03/15/2050	2,600	2,038
3.700% due 12/01/2047	2,200	1,880
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	9,100	7,202
American Transmission Systems, Inc. 5.000% due 09/01/2044	13,395	12,935
American Water Capital Corp.
3.750% due 09/01/2047	5,000	4,171
4.300% due 12/01/2042	8,700	8,044
6.593% due 10/15/2037	150	174
Appalachian Power Co.
4.400% due 05/15/2044	6,350	5,582
5.800% due 10/01/2035	2,176	2,282
6.375% due 04/01/2036	5,146	5,542

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

6.700% due 08/15/2037		3,600	4,069
7.000% due 04/01/2038		2,978	3,466
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	10,047
3.500% due 12/01/2049		7,100	5,326
4.500% due 04/01/2042		6,104	5,430
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,707
3.500% due 09/15/2053		$66,897	50,821
3.550% due 09/15/2055		124,782	93,699
3.650% due 06/01/2051		13,050	10,227
3.650% due 09/15/2059		269,441	202,395
3.800% due 12/01/2057		201,180	155,840
3.850% due 06/01/2060		28,820	22,326
Atmos Energy Corp. 4.300% due 10/01/2048		16,900	15,760
Avista Corp. 4.000% due 04/01/2052		12,800	11,576
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		24,790	23,157
4.500% due 02/01/2045		580	538
4.600% due 05/01/2053		15,000	14,409
BG Energy Capital PLC 5.125% due 10/15/2041		30,145	30,560
Black Hills Corp. 4.200% due 09/15/2046		4,284	3,629
Boston Gas Co. 4.487% due 02/15/2042		7,784	6,970
British Telecommunications PLC 9.625% due 12/15/2030		10,075	12,550
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	6,385
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	3,305
3.350% due 04/01/2051		13,900	11,325
3.600% due 03/01/2052		16,270	13,981
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	378
Cleco Power LLC 6.000% due 12/01/2040		18,175	19,361
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	7,424
CMS Energy Corp. 4.700% due 03/31/2043		3,837	3,470
Commonwealth Edison Co.
3.000% due 03/01/2050		5,200	3,953
3.125% due 03/15/2051		17,300	13,317
3.850% due 03/15/2052		8,400	7,420
Connecticut Light & Power Co.
2.050% due 07/01/2031		4,845	4,099
4.000% due 04/01/2048		1,300	1,180
4.300% due 04/15/2044		13,009	12,112
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		6,480	4,445
3.600% due 06/15/2061		22,385	17,697
4.125% due 05/15/2049		18,110	15,991
4.200% due 03/15/2042		5,000	4,416
4.500% due 05/15/2058		33,831	30,487
4.625% due 12/01/2054		2,285	2,126
5.700% due 06/15/2040		4,900	5,186
Constellation Energy Generation LLC
5.600% due 06/15/2042		21,664	20,896
6.250% due 10/01/2039		13,115	13,432
Consumers Energy Co.
4.050% due 05/15/2048		8,100	7,388
4.100% due 11/15/2045		2,150	1,884
4.350% due 04/15/2049		14,000	13,296
Dayton Power & Light Co. 3.950% due 06/15/2049		11,000	9,475
Dominion Energy, Inc.
2.250% due 08/15/2031		15,600	12,843
4.600% due 03/15/2049		4,046	3,770
DTE Electric Co.
2.950% due 03/01/2050		4,100	3,138
3.250% due 04/01/2051		8,400	6,781
3.650% due 03/01/2052		5,600	4,847
3.950% due 06/15/2042		500	432
4.300% due 07/01/2044		9,150	8,549
Duke Energy Carolinas LLC
2.850% due 03/15/2032		6,400	5,687
3.200% due 08/15/2049		16,000	12,539
3.450% due 04/15/2051		5,600	4,570
3.550% due 03/15/2052		8,000	6,667
3.700% due 12/01/2047		15,355	13,036
3.750% due 06/01/2045		4,358	3,658
3.875% due 03/15/2046		2,034	1,795

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.950% due 03/15/2048		9,915	8,752
4.000% due 09/30/2042		3,500	3,115
4.250% due 12/15/2041		16,400	15,147
Duke Energy Corp.
3.300% due 06/15/2041		7,450	5,778
3.500% due 06/15/2051		4,450	3,362
3.750% due 09/01/2046		17,850	14,093
3.950% due 08/15/2047		4,670	3,801
4.200% due 06/15/2049		5,000	4,184
Duke Energy Florida LLC
4.200% due 07/15/2048		7,600	6,945
5.650% due 04/01/2040		6,000	6,429
Duke Energy Indiana LLC 4.900% due 07/15/2043		105	103
Duke Energy Progress LLC
2.500% due 08/15/2050		25,000	17,134
3.600% due 09/15/2047		44,900	37,546
4.100% due 03/15/2043		6,026	5,418
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030		3,700	3,044
E.ON International Finance BV 6.650% due 04/30/2038		1,520	1,663
Electricite de France SA
4.950% due 10/13/2045		23,555	19,695
5.000% due 09/21/2048		12,622	10,872
6.000% due 01/22/2114		19,398	16,874
Emera U.S. Finance LP 4.750% due 06/15/2046		11,300	9,970
Enel Finance International NV
2.875% due 07/12/2041		18,100	12,217
4.750% due 05/25/2047		44,580	38,062
Entergy Arkansas LLC
3.350% due 06/15/2052		7,400	5,858
4.200% due 04/01/2049		5,800	5,359
Entergy Corp. 3.750% due 06/15/2050		13,000	10,230
Entergy Mississippi LLC 3.500% due 06/01/2051		1,500	1,214
Entergy Texas, Inc. 4.500% due 03/30/2039		4,000	3,756
Evergy Kansas Central, Inc. 3.450% due 04/15/2050		8,300	6,635
Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	13,798
4.200% due 06/15/2047		1,200	1,080
Eversource Energy 3.350% due 03/15/2026		2,838	2,760
Exelon Corp.
4.100% due 03/15/2052		5,000	4,323
5.625% due 06/15/2035		7,000	7,390
Fells Point Funding Trust 3.046% due 01/31/2027		20,000	18,460
FirstEnergy Corp. 3.400% due 03/01/2050		8,600	5,848
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,202
4.350% due 01/15/2025		10,846	10,686
4.550% due 04/01/2049		2,969	2,395
5.450% due 07/15/2044		10,100	9,469
Florida Power & Light Co.
2.875% due 12/04/2051		13,300	9,919
3.700% due 12/01/2047		18,800	16,570
4.050% due 10/01/2044		4,200	3,879
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	24,900	7,828
2.950% due 01/27/2029		$47,900	14,370
3.250% due 02/25/2030		26,400	7,920
Georgia Power Co.
3.250% due 03/15/2051		25,300	18,633
4.750% due 09/01/2040		1,425	1,311
5.125% due 05/15/2052		34,800	34,584
5.400% due 06/01/2040		9,085	8,980
Idaho Power Co. 4.850% due 08/15/2040		8,000	8,109
Indiana Michigan Power Co.
3.250% due 05/01/2051		14,800	11,243
4.250% due 08/15/2048		5,000	4,442
4.550% due 03/15/2046		500	466
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,629
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	13,506
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,110
6.150% due 06/01/2037		8,562	9,151

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Kentucky Utilities Co.
3.300% due 06/01/2050	4,910	3,840
4.375% due 10/01/2045	7,100	6,423
5.125% due 11/01/2040	14,500	14,526
KeySpan Gas East Corp. 3.586% due 01/18/2052	14,200	10,619
Louisville Gas & Electric Co. 4.250% due 04/01/2049	1,900	1,732
Metropolitan Edison Co.
3.500% due 03/15/2023	1,900	1,888
4.300% due 01/15/2029	3,000	2,956
MidAmerican Energy Co.
3.650% due 08/01/2048	6,000	5,105
3.950% due 08/01/2047	8,262	7,379
4.250% due 07/15/2049	5,300	4,930
4.400% due 10/15/2044	500	476
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	12,200	11,519
Mississippi Power Co.
3.100% due 07/30/2051	18,550	13,174
4.250% due 03/15/2042	7,400	6,467
Monongahela Power Co. 5.400% due 12/15/2043	9,061	8,975
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	7,000	6,538
New York State Electric & Gas Corp. 3.300% due 09/15/2049	8,800	6,768
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •	5,100	4,487
NGPL PipeCo LLC
3.250% due 07/15/2031	10,000	8,343
7.768% due 12/15/2037	1,100	1,199
Niagara Mohawk Power Corp. 4.119% due 11/28/2042	3,850	3,251
NiSource, Inc.
3.950% due 03/30/2048	6,830	5,681
4.375% due 05/15/2047	14,845	13,096
5.650% due 02/01/2045	8,640	8,688
5.800% due 02/01/2042	6,723	6,834
Northern States Power Co. 4.500% due 06/01/2052	6,800	6,717
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	22,300	11,986
NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,400
4.550% due 06/01/2052	5,900	5,757
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	7,838	4,836
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	180	174
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	7,327	1,832
Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	8,456
4.500% due 04/01/2047	35,100	30,355
5.050% due 10/01/2048	28,500	26,749
5.250% due 09/01/2050	25,000	23,859
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,109
8.250% due 10/15/2038	1,000	1,303
Ohio Power Co. 2.900% due 10/01/2051	5,600	4,016
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	4,264
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	6,000	4,654
4.100% due 11/15/2048	421	388
4.600% due 06/01/2052	3,000	2,989
5.250% due 09/30/2040	15,100	16,037
5.300% due 06/01/2042	600	637
7.250% due 01/15/2033	1,900	2,356
7.500% due 09/01/2038	2,590	3,355
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,632
4.950% due 07/13/2047	4,900	4,188
5.200% due 07/15/2048	67,423	59,921
7.150% due 01/15/2051	7,000	7,442
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,105
2.500% due 02/01/2031	22,900	17,538
2.950% due 03/01/2026	300	273
3.150% due 01/01/2026	25,332	23,229
3.250% due 06/01/2031	9,500	7,683
3.300% due 03/15/2027	4,910	4,403
3.300% due 12/01/2027	8,000	6,992
3.300% due 08/01/2040	11,300	7,808

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.400% due 08/15/2024		1,000	962
3.450% due 07/01/2025		5,564	5,238
3.500% due 08/01/2050		68,788	46,077
3.750% due 02/15/2024		1,800	1,760
3.750% due 07/01/2028		4,564	4,033
3.750% due 08/15/2042		18,181	12,336
3.950% due 12/01/2047		12,183	8,460
4.000% due 12/01/2046		22,370	15,730
4.200% due 06/01/2041		2,000	1,468
4.250% due 03/15/2046		26,543	19,436
4.300% due 03/15/2045		9,100	6,631
4.500% due 07/01/2040		25,910	20,121
4.500% due 12/15/2041		22,000	16,217
4.550% due 07/01/2030		10,826	9,630
4.600% due 06/15/2043		10,454	7,994
4.650% due 08/01/2028		17,000	15,765
4.750% due 02/15/2044		15,157	11,644
4.950% due 07/01/2050		37,577	30,054
5.250% due 03/01/2052		2,000	1,651
PacifiCorp
2.900% due 06/15/2052		22,703	16,603
3.300% due 03/15/2051		16,000	12,544
4.125% due 01/15/2049		6,400	5,746
PECO Energy Co.
2.800% due 06/15/2050		6,500	4,766
4.150% due 10/01/2044		8,900	8,118
4.600% due 05/15/2052		9,400	9,435
4.800% due 10/15/2043		1,185	1,156
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,409	2,596
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		14,100	9,832
4.875% due 07/17/2049		11,200	8,743
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	14,122
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		$9,095	6,797
5.050% due 05/15/2052		5,000	4,903
Plains All American Pipeline LP
4.500% due 12/15/2026		550	541
5.150% due 06/01/2042		300	253
6.700% due 05/15/2036		2,533	2,528
PPL Electric Utilities Corp.
3.000% due 10/01/2049		16,700	12,676
5.200% due 07/15/2041		5,500	5,520
Progress Energy, Inc.
6.000% due 12/01/2039		700	739
7.750% due 03/01/2031		12,091	14,145
Public Service Co. of Colorado
3.200% due 03/01/2050		10,500	8,283
3.950% due 03/15/2043		1,500	1,294
4.100% due 06/15/2048		4,000	3,659
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	3,933
Public Service Co. of Oklahoma
3.150% due 08/15/2051		2,300	1,693
6.625% due 11/15/2037		1,135	1,281
Puget Energy, Inc.
4.100% due 06/15/2030		6,010	5,593
4.224% due 03/15/2032 (i)		9,500	8,769
Puget Sound Energy, Inc.
4.223% due 06/15/2048		3,800	3,374
5.764% due 07/15/2040		8,200	8,624
Rio Oil Finance Trust 9.750% due 01/06/2027		13,585	14,487
San Diego Gas & Electric Co.
2.950% due 08/15/2051		15,400	11,391
3.000% due 03/15/2032		7,500	6,719
3.320% due 04/15/2050		10,305	8,060
3.700% due 03/15/2052		15,130	12,790
3.750% due 06/01/2047		7,550	6,392
3.950% due 11/15/2041		1,968	1,696
4.100% due 06/15/2049		14,172	12,597
4.150% due 05/15/2048		12,140	11,113
4.500% due 08/15/2040		2,600	2,452
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		54,700	52,835
5.500% due 04/08/2044		37,700	37,981
Sempra Energy
3.250% due 06/15/2027		3,300	3,133
3.400% due 02/01/2028		1,000	945
4.000% due 02/01/2048		8,424	7,023
6.000% due 10/15/2039		15,145	16,047
Southern California Edison Co.
2.750% due 02/01/2032		6,800	5,752
2.950% due 02/01/2051		13,000	8,839

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.450% due 02/01/2052	14,000	10,446
3.650% due 02/01/2050	12,765	9,782
3.650% due 06/01/2051	31,200	24,271
3.700% due 08/01/2025	5,000	4,923
3.900% due 12/01/2041	42,994	34,996
3.900% due 03/15/2043	6,655	5,352
4.000% due 04/01/2047	105,850	86,066
4.050% due 03/15/2042	3,834	3,167
4.125% due 03/01/2048	26,468	21,828
4.500% due 09/01/2040	445	397
4.650% due 10/01/2043	39,850	36,266
4.875% due 03/01/2049	8,096	7,354
5.450% due 06/01/2052	17,600	17,326
5.750% due 04/01/2035	8,073	8,358
6.000% due 01/15/2034	5,900	6,365
6.050% due 03/15/2039	17,000	17,813
6.650% due 04/01/2029	6,995	7,487
Southern California Gas Co.
3.750% due 09/15/2042	4,900	4,115
3.950% due 02/15/2050	8,127	7,053
4.300% due 01/15/2049	1,942	1,763
5.125% due 11/15/2040	1,300	1,309
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	9,629
5.875% due 03/15/2041	7,500	7,912
Southwest Gas Corp. 4.050% due 03/15/2032	11,400	10,358
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	843
3.250% due 11/01/2051	550	408
3.850% due 02/01/2048	20,000	16,272
6.200% due 03/15/2040	14,340	15,406
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	13,818
5.150% due 06/01/2052	13,000	13,260
6.000% due 10/01/2036	2,000	2,131
Tampa Electric Co. 4.450% due 06/15/2049	18,500	17,170
Targa Resources Partners LP 4.875% due 02/01/2031	6,600	6,029
Telefonica Europe BV 8.250% due 09/15/2030	8,650	10,364
Toledo Edison Co.
2.650% due 05/01/2028	16,667	15,631
6.150% due 05/15/2037	1,900	2,114
Union Electric Co. 3.900% due 04/01/2052	31,000	27,347
Verizon Communications, Inc.
2.987% due 10/30/2056	25,810	17,977
3.000% due 11/20/2060	500	341
3.400% due 03/22/2041	11,100	9,056
3.550% due 03/22/2051	400	321
3.700% due 03/22/2061	1,800	1,418
3.850% due 11/01/2042	14,860	12,699
3.875% due 03/01/2052	33,300	27,982
4.812% due 03/15/2039	1,902	1,870
4.862% due 08/21/2046	11,526	11,370
Virginia Electric & Power Co.
3.800% due 09/15/2047	7,900	6,800
4.000% due 11/15/2046	10,600	9,419
4.600% due 12/01/2048	4,744	4,574
6.000% due 05/15/2037	400	444
Vodafone Group PLC
4.375% due 02/19/2043	3,300	2,874
4.875% due 06/19/2049	30,855	28,330
5.125% due 06/19/2059	22,200	20,475
5.250% due 05/30/2048	21,100	20,124
6.250% due 11/30/2032	2,650	2,901
7.000% due 04/04/2079 •	5,700	5,608
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,162
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	13,917
5.700% due 12/01/2036	220	242
Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	15,292
3.300% due 09/01/2049	3,100	2,448
Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,927

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

6.500% due 07/01/2036	6,900	7,846

		3,532,233

Total Corporate Bonds & Notes (Cost $22,816,192)		19,694,503

MUNICIPAL BONDS & NOTES 3.1%
CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	9,105
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	6,142
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	540	598
6.907% due 10/01/2050	28,895	39,892
7.043% due 04/01/2050	15,775	21,743
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	2,565
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	5,385
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,901
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	7,345	9,520
7.500% due 04/01/2034	4,840	6,222
7.550% due 04/01/2039	12,135	16,496
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	10,260
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	11,332
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,361
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	975	858
3.714% due 06/01/2041	13,800	11,242
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	480	470
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	12,181
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	5,526
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	18,348
7.618% due 08/01/2040	5,200	6,806
Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	523
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	1,944
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	114
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,420
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,127
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	617
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	13,649
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	5,356
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	31,239
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,370
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,223
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	4,985	4,654
4.858% due 05/15/2112	14,500	13,828
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	795	744

		280,761

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,100	2,806
2.154% due 07/01/2030	11,700	10,179

		12,985

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,299	2,705

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

6.655% due 04/01/2057	42,333	50,860

		53,565

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,036
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	19,699
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	6,434
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,455	1,539
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,202
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,773

		37,683

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,197

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	3,758

MICHIGAN 0.2%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	14,222
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,714
2.562% due 04/01/2050	7,000	5,160
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	6,764

		37,860

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (e)	6,375	3,502

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	19,407

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,862

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	21,927
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,343
5.508% due 08/01/2037	800	881
5.572% due 11/01/2038	9,000	9,993
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	490	522
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,298
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	534
5.389% due 03/15/2040	200	218
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,880
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	10,203
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	561
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	214
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	82,089

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,828

		141,491

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,193
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	59,912
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,309
7.734% due 02/15/2033	7,325	9,287
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	68

		71,769

OREGON 0.0%
Oregon Department of Transportation State Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	9,200	10,510

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	13,523

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	16,601
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	12,780
0.000% due 02/15/2035 (e)	8,205	4,783
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	17,100
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	6,266

		57,530

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,563

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	977
0.000% due 04/01/2037 (e)	2,150	1,037
0.000% due 04/01/2038 (e)	2,800	1,264
0.000% due 04/01/2039 (e)	2,500	1,054

		4,332

Total Municipal Bonds & Notes (Cost $715,207)		758,298

U.S. GOVERNMENT AGENCIES 3.7%
Freddie Mac
3.730% due 08/15/2032 ~	3	3
4.318% due 10/25/2052 ~	18,845	18,122
Ginnie Mae
4.500% due 09/15/2033	6	6
8.500% due 09/15/2030	3	3
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	7,858	7,685
4.000% due 10/01/2040 - 08/01/2049	713	715
6.000% due 01/01/2023 - 08/01/2036	2	2
7.000% due 11/01/2026	3	3
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2052 - 08/01/2052	218,700	203,592
3.500% due 07/01/2052 - 08/01/2052	352,164	338,638
4.000% due 07/01/2052	62,950	62,093
4.500% due 07/01/2052 - 08/01/2052	275,000	275,905

Total U.S. Government Agencies (Cost $910,470)		906,767

U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Bonds
1.125% due 05/15/2040 (o)	35,339	24,620
1.375% due 11/15/2040 (k)(o)	401,150	289,063
1.750% due 08/15/2041 (k)(m)(o)	240,300	182,881
1.875% due 02/15/2041 (k)(m)	2,013,386	1,579,918
2.000% due 11/15/2041 (k)	103,500	82,242
2.250% due 05/15/2041 (k)(m)(o)	86,300	72,047
2.250% due 02/15/2052 (k)	660,927	544,129
2.375% due 02/15/2042 (k)	693,100	587,944

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.500% due 02/15/2045 (k)(m)(o)		158,518	134,567
2.500% due 02/15/2046 (k)(m)(o)		213,985	181,611
2.500% due 05/15/2046 (k)		189,000	160,340
2.750% due 08/15/2047 (k)(m)(o)		216,500	193,700
2.750% due 11/15/2047 (m)(o)		100,512	90,092
2.875% due 08/15/2045 (m)(o)		83,507	75,926
2.875% due 05/15/2049 (k)		597,100	557,006
2.875% due 05/15/2052		913	862
3.000% due 08/15/2048 (k)(o)		145,464	137,515
3.125% due 02/15/2043 (m)(o)		196,900	187,247
3.125% due 05/15/2048 (k)(o)		91,885	88,967
3.250% due 05/15/2042 (o)		9,686	9,456
U.S. Treasury Inflation Protected Securities (f)
3.875% due 04/15/2029 (m)		1,055	1,274
U.S. Treasury STRIPS
0.000% due 11/15/2050 (e)(m)		3,500	1,427

Total U.S. Treasury Obligations (Cost $5,925,812)			5,182,834

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		20,220	19,931
Countrywide Home Loan Mortgage Pass-Through Trust 2.284% (US0001M + 0.660%) due 02/25/2035 ~		10	10
HomeBanc Mortgage Trust 2.284% due 07/25/2035 •		2,542	2,526
Merrill Lynch Mortgage Investors Trust
1.646% due 03/25/2028 •		7	7
2.742% due 01/25/2029 •		31	30
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	9,289
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		12,440	11,937
Structured Adjustable Rate Mortgage Loan Trust 2.716% due 09/25/2034 ~		212	213
Towd Point Mortgage Funding PLC 1.605% (SONIO/N + 1.144%) due 10/20/2051 ~	GBP	6,277	7,617

Total Non-Agency Mortgage-Backed Securities (Cost $56,673)			51,560

ASSET-BACKED SECURITIES 0.5%
AASET U.S. Ltd. 3.844% due 01/16/2038		$7,040	4,811
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		10,920	8,937
Finance America Mortgage Loan Trust 2.494% (US0001M + 0.870%) due 11/25/2034 ~		6,020	5,899
JP Morgan Mortgage Acquisition Corp. 2.344% due 12/25/2035 •		2,589	2,581
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		5,492	4,448
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		16,014	14,358
MAPS Ltd. 4.212% due 05/15/2043		6,568	6,095
METAL LLC 4.581% due 10/15/2042		12,875	10,151
Morgan Stanley ABS Capital, Inc. Trust 2.479% due 03/25/2034 •		4,749	4,626
RBSSP Resecuritization Trust 1.166% due 11/26/2036 •		413	406
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		9,026	7,546
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,229
Soundview Home Loan Trust 2.084% (US0001M + 0.460%) due 06/25/2036 ~		7,440	7,186
START Ireland 4.089% due 03/15/2044		4,137	3,795
Structured Asset Securities Corp. Mortgage Loan Trust 2.624% (US0001M + 1.000%) due 08/25/2037 ~		130	128
Towd Point Mortgage Trust 2.624% (US0001M + 1.000%) due 05/25/2058 ~		1,935	1,915
Venture CLO Ltd. 2.193% due 04/20/2032 •		8,000	7,827
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	23,276
3.706% due 02/15/2057		7,100	6,258

Total Asset-Backed Securities (Cost $146,380)			131,472

SOVEREIGN ISSUES 2.4%
Australia Government International Bond 1.000% due 11/21/2031	AUD	64,750	35,344

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Brazil Government International Bond 5.000% due 01/27/2045		$46,630	33,419
Chile Government International Bond 4.000% due 01/31/2052		3,200	2,660
Colombia Government International Bond 6.125% due 01/18/2041		200	157
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	24,951
3.125% due 04/16/2030		13,700	13,025
3.875% due 04/16/2050		12,600	11,224
Israel Government International Bond
3.800% due 05/13/2060		2,100	1,755
3.875% due 07/03/2050		18,000	15,867
4.125% due 01/17/2048		13,300	12,294
4.500% due 04/03/2120		4,600	4,191
Mexico Government International Bond
3.771% due 05/24/2061		59,442	38,718
4.280% due 08/14/2041		1,500	1,189
Peru Government International Bond
5.350% due 08/12/2040	PEN	29,300	5,738
5.400% due 08/12/2034		28,600	6,036
5.940% due 02/12/2029		134,250	32,059
6.150% due 08/12/2032		111,600	25,795
6.350% due 08/12/2028		194,900	48,017
6.900% due 08/12/2037		21,533	5,097
6.950% due 08/12/2031		85,800	21,294
8.200% due 08/12/2026		224,000	61,204
Qatar Government International Bond
3.875% due 04/23/2023		$700	703
4.000% due 03/14/2029		14,500	14,647
4.400% due 04/16/2050		6,800	6,507
4.817% due 03/14/2049		4,000	4,036
5.103% due 04/23/2048		28,900	30,338
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	6,817
2.875% due 04/13/2042		9,100	5,599
3.750% due 02/07/2034		2,900	2,284
Russia Government International Bond
7.650% due 04/10/2030 ^(c)	RUB	1,638,100	2,681
8.500% due 09/17/2031 ^(c)		2,579,500	4,221
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	8,707
3.450% due 02/02/2061		13,100	9,838
4.000% due 04/17/2025		500	504
4.500% due 10/26/2046		47,700	43,623
4.625% due 10/04/2047		14,800	13,736
5.000% due 04/17/2049		15,000	14,745
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,254
5.750% due 09/30/2049		38,900	26,686

Total Sovereign Issues (Cost $828,918)			601,960

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	24,553

Total Convertible Preferred Securities (Cost $24,500)			24,553

PREFERRED SECURITIES 5.1%
BANKING & FINANCE 3.8%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		130,000	13,162
American Express Co. 3.550% due 09/15/2026 •(g)		13,600,000	11,099
Bank of America Corp.
5.125% due 06/20/2024 •(g)		19,798,000	18,475
5.875% due 03/15/2028 •(g)		131,854,000	115,937
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(g)		10,300,000	10,089
Capital One Financial Corp. 3.950% due 09/01/2026 •(g)		16,000,000	12,880
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)		25,500,000	21,647
4.000% due 12/01/2030 •(g)		58,800,000	45,335
4.895% (US0003M + 3.315%) due 09/01/2022 ~(g)(k)		3,000,000	2,846
5.000% due 12/01/2027 •(g)		16,550,000	13,393
5.375% due 06/01/2025 •(g)		17,369,000	17,239

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Citigroup, Inc.
3.875% due 02/18/2026 •(g)	50,500,000	42,041
4.000% due 12/10/2025 •(g)	7,000,000	6,072
4.700% due 01/30/2025 •(g)	300,000	244
5.950% due 05/15/2025 •(g)	7,100,000	6,600
CoBank ACB 4.250% due 01/01/2027 •(g)	12,600,000	10,808
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)	8,500,000	6,723
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)	21,900,000	17,056
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)	8,956,000	12,518
HSBC Capital Funding LP 10.176% due 06/30/2030 •(g)	2,200,000	2,992
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	49,900,000	40,993
4.000% due 04/01/2025 •(g)	20,700,000	17,103
4.600% due 02/01/2025 •(g)	37,600,000	31,848
4.625% due 06/01/2026 (g)	831,000	16,504
4.709% (US0003M + 3.470%) due 10/30/2022 ~(g)	29,187,000	27,713
5.000% due 08/01/2024 •(g)	35,100,000	30,998
5.597% (US0003M + 3.320%) due 10/01/2022 ~(g)	19,175,000	18,001
6.000% due 08/01/2023 •(g)	8,410,000	7,905
6.100% due 10/01/2024 •(g)	88,700,000	82,883
6.125% due 04/30/2024 •(g)	29,650,000	28,244
6.750% due 02/01/2024 •(g)	26,742,000	26,937
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	25,540
Nationwide Building Society 10.250% ~	9,750	1,739
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(g)	10,000,000	7,618
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	6,527
State Street Corp.
5.625% due 12/15/2023 •(g)	4,500,000	4,073
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	52,750	1,312
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	14,601,825	14,901
SVB Financial Group 4.100% due 02/15/2031 •(g)	12,900,000	8,936
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	17,734,000	16,138
U.S. Bancorp 5.300% due 04/15/2027 •(g)	20,300,000	17,301
Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	54,074,000	46,605
5.900% due 06/15/2024 •(g)	80,479,000	72,970

		939,945

INDUSTRIALS 0.2%
General Electric Co. 5.159% (US0003M + 3.330%) due 09/15/2022 ~(g)	44,282,000	38,966

UTILITIES 1.1%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)	9,048,456	229,726
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	13,900,000	11,888
Dominion Energy, Inc. 4.350% due 01/15/2027 •(g)	5,000,000	4,137
Sempra Energy 4.875% due 10/15/2025 •(g)	28,200,000	26,014

		271,765

Total Preferred Securities (Cost $1,399,729)		1,250,676

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%		25,857

U.S. TREASURY BILLS 0.0%
0.818% due 07/26/2022 (d)(e)(o)	544	544

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $26,401)		26,401

Total Investments in Securities (Cost $33,113,842)		28,879,757

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	217,207	2,108

Total Short-Term Instruments (Cost $2,108)		2,108

Total Investments in Affiliates (Cost $2,108)		2,108

Total Investments 117.0% (Cost $33,115,950)		$28,881,865
Financial Derivative Instruments (l)(n) (0.6)%(Cost or Premiums, net $185,719)		(143,747)
Other Assets and Liabilities, net (16.4)%		(4,051,273)

Net Assets 100.0%		$24,686,845

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Principal amount of security is adjusted for inflation.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Contingent convertible security.
(i)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$244,742	$229,726	0.93%
Citigroup, Inc.				2.561	05/01/2032	04/27/2021	12,500	10,305	0.04
Citigroup, Inc.				2.572	06/03/2031	05/26/2020	4,000	3,366	0.01
Citigroup, Inc.				3.785	03/17/2033	03/10/2022	18,500	16,685	0.07
Deutsche Bank AG				3.035	05/28/2032	05/25/2021-06/16/2021	23,756	18,785	0.08
Deutsche Bank AG				3.729	01/14/2032	02/02/2022-02/15/2022	27,580	21,677	0.09
Morgan Stanley				0.000	04/02/2032	02/11/2020-08/23/2021	53,402	38,782	0.16
Oracle Corp.				3.650	03/25/2041	03/22/2021	18,381	13,815	0.06
Oracle Corp.				3.950	03/25/2051	03/22/2021	7,487	5,520	0.02
Oracle Corp.				4.100	03/25/2061	03/22/2021-10/28/2021	53,177	35,797	0.15
Pinnacol Assurance				8.625	06/25/2034	06/23/2014	24,000	26,756	0.11
Puget Energy, Inc.				4.224	03/15/2032	03/14/2022	9,500	8,769	0.04

							$497,025	$429,983	1.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$25,857	U.S. Treasury Notes 3.000% due 06/30/2024		$(26,374)	$25,857	$25,857

Total Repurchase Agreements							$(26,374)	$25,857	$25,857

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				1.370%	06/22/2022	07/06/2022	$(24,047)		$(24,055)
				1.440	06/27/2022	07/05/2022	(19,108)		(19,111)
				1.580	06/28/2022	07/05/2022	(9,747)		(9,749)
BPS				(1.750)	03/07/2022	03/03/2024	(4,567)		(4,530)
BRC				1.450	06/17/2022	06/16/2024	(8,170)		(8,175)
BSN				1.170	06/07/2022	07/07/2022	(611,902)		(612,379)
				1.180	06/17/2022	07/07/2022	(2,086)		(2,087)
DEU				1.150	06/24/2022	07/15/2022	(21,180)		(21,185)
				1.200	06/08/2022	07/13/2022	(22,155)		(22,172)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

1.200	06/29/2022	07/13/2022	(21,756)	(21,757)
1.520	06/17/2022	07/08/2022	(9,422)	(9,428)
FBF	0.950	06/17/2022	06/15/2024	(6,390)	(6,392)
JML	1.400	06/17/2022	07/29/2022	(26,186)	(26,200)
1.430	06/17/2022	07/29/2022	(4,567)	(4,569)
JPS	1.090	06/01/2022	07/15/2022	(175,000)	(175,159)
1.090	06/23/2022	07/15/2022	(34,239)	(34,247)
1.090	06/24/2022	07/15/2022	(30,012)	(30,019)
1.120	06/09/2022	07/15/2022	(105,193)	(105,265)
1.120	06/10/2022	07/15/2022	(131,171)	(131,257)
1.390	06/16/2022	07/15/2022	(24,766)	(24,780)
1.390	06/17/2022	07/15/2022	(146,222)	(146,301)
1.480	06/24/2022	07/05/2022	(81,720)	(81,743)
MEI	1.500	06/17/2022	06/15/2024	(3,784)	(3,786)
NOM	(0.500)	06/17/2022	06/16/2024	(501)	(501)
(0.500)	06/21/2022	06/17/2024	(4,449)	(4,449)
NXN	1.180	06/02/2022	07/19/2022	(1,594,516)	(1,596,031)
RDR	0.750	06/17/2022	06/16/2024	(11,798)	(11,802)
STR	1.540	07/01/2022	07/05/2022	(173,919)	(173,919)
1.550	06/30/2022	07/01/2022	(210,884)	(210,893)

Total Reverse Repurchase Agreements	$(3,521,941)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	1.420%	06/27/2022	07/05/2022	$(989)	$(989)
1.540	06/28/2022	07/12/2022	(1,544)	(1,545)
BPG	1.580	06/28/2022	07/05/2022	(1,467)	(1,467)
CSN	1.590	06/30/2022	07/05/2022	(71,641)	(71,645)
MSC	1.220	06/28/2022	07/13/2022	(618)	(618)
1.220	06/29/2022	07/13/2022	(388)	(388)
1.460	06/28/2022	07/05/2022	(86,344)	(86,355)
1.530	06/29/2022	07/14/2022	(932)	(932)
1.550	06/29/2022	07/07/2022	(621)	(621)
UBS	1.140	06/01/2022	07/15/2022	(1,131)	(1,132)
1.140	06/17/2022	07/15/2022	(2,781)	(2,782)
1.140	06/28/2022	07/15/2022	(34,763)	(34,766)
1.140	06/29/2022	07/15/2022	(1,577)	(1,577)
1.150	05/26/2022	07/26/2022	(53,454)	(53,515)
1.150	05/31/2022	07/26/2022	(14,131)	(14,145)
1.150	06/01/2022	07/26/2022	(808)	(809)
1.150	06/02/2022	07/26/2022	(3,218)	(3,221)
1.230	06/28/2022	07/11/2022	(11,588)	(11,589)
1.630	06/28/2022	08/02/2022	(54,076)	(54,083)

Total Sale-Buyback Transactions	$(342,179)

(k)	Securities with an aggregate market value of $3,709,541 and cash of $385 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(3,672,605) at a weighted average interest rate of 0.729%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(186) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	7,960	$1,933,584	$5,682	$4,079	$0
90-Day Eurodollar December Futures	12/2023	4,000	969,050	(17,206)	2,050	0

$(11,524)	$6,129	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2022	1,272	$(198,323)	$4,346	$0	$(4,799)
U.S. Treasury 10-Year Ultra September Futures	09/2022	316	(40,251)	283	0	(419)
United Kingdom Long Gilt September Futures	09/2022	9	(1,249)	45	0	(20)

$4,674	$0	$(5,238)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Futures Contracts								$(6,850)		$6,129	$(5,238)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	1.674%		$11,600	$2,127	$(866)	$1,261	$0	$(12)
AES Corp.	5.000	Quarterly	06/20/2027	2.277		15,000	2,072	(259)	1,813	0	(9)
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.502		49,000	361	(231)	130	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.622	EUR	22,400	149	(99)	50	0	(9)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.096		$3,900	47	(29)	18	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.141		7,600	123	(58)	65	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.172		2,000	40	(15)	25	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.188		17,050	408	(136)	272	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520		32,700	171	(325)	(154)	0	(9)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327		2,200	(16)	(87)	(103)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445		1,000	(6)	(51)	(57)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2027	2.538		2,200	(49)	(96)	(145)	0	(3)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	1.038	EUR	5,600	86	(92)	(6)	0	(21)
Ford Motor Co.	5.000	Quarterly	06/20/2023	2.766		$6,410	442	(297)	145	0	(5)
Ford Motor Co.	5.000	Quarterly	12/20/2023	3.074		5,300	453	(302)	151	0	(13)
General Electric Co.	1.000	Quarterly	12/20/2023	0.844		13,200	192	(158)	34	0	(5)
General Electric Co.	1.000	Quarterly	06/20/2024	0.920		10,700	169	(150)	19	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	1.096		59,200	935	(1,054)	(119)	0	(68)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530		5,200	62	(161)	(99)	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700		5,100	68	(211)	(143)	0	(6)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.277		6,800	744	(268)	476	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2025	2.001		4,900	890	(413)	477	0	(10)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.258		15,500	176	(117)	59	0	(3)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.736		15,900	469	(308)	161	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.537		17,700	390	(189)	201	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.730	EUR	31,750	(1,210)	(1,309)	(2,519)	0	(258)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.436		$14,800	165	(121)	44	0	(4)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.868		10,800	1,877	(637)	1,240	0	(72)
Telefonica Emisiones SA	1.000	Quarterly	06/20/2026	0.829	EUR	1,000	23	(16)	7	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.293		4,100	41	(110)	(69)	0	(10)
Tesco PLC	1.000	Quarterly	06/20/2028	1.643		20,500	219	(966)	(747)	0	(125)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.198		$10,000	240	(318)	(78)	0	(12)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.272		4,400	(10)	(42)	(52)	0	(4)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.383	EUR	9,600	227	(101)	126	0	(5)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	2.074		6,900	91	(505)	(414)	0	(91)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Williams Cos., Inc.	1.000	Quarterly	12/20/2026	1.140	$10,900	78	(138)	(60)	0	(23)

$12,244	$(10,235)	$2,009	$0	$(790)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$10,998	$24	$(859)	$(835)	$20	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	49,914	93	(4,225)	(4,132)	4	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	185,650	(98)	(16,592)	(16,690)	0	(41)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	38,164	(7)	(3,196)	(3,203)	11	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	5,766	(16)	(504)	(520)	0	(1)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	40,100	(1,490)	(3,877)	(5,367)	0	(12)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	300	(8)	(27)	(35)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	52,900	(1,888)	(4,984)	(6,872)	0	(53)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	184,500	1,182	(725)	457	0	(31)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	11,460,400	138,703	(138,835)	(132)	0	(2,229)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	124,700	(606)	(1,662)	(2,268)	0	(318)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	449,300	11,095	(10,222)	873	0	(885)
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	49,000	108	(337)	(229)	0	(119)
iTraxx Europe Main 37 5-Year Index	1.000	Quarterly	06/20/2027	1,397,600	12,129	(24,627)	(12,498)	0	(3,756)

$159,221	$(210,672)	$(51,451)	$35	$(7,445)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/21/2027	GBP	12,000	$(972)	$(423)	$(1,395)	$139	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	212,500	20,611	16,790	37,401	0	(3,866)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	11,400	(149)	(2,939)	(3,088)	366	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	3,100,000	(39)	54	15	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	23,360,600	(157)	515	358	0	(43)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	290,200	(55)	57	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	$275,000	1,177	18,505	19,682	0	(1,410)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,148,200	36,237	58,827	95,064	0	(6,408)
Pay(5)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	848,700	(15,610)	(3,755)	(19,365)	1,116	0
Pay	3-Month USD-LIBOR	1.838	Quarterly	01/12/2052	1,100	(10)	(225)	(235)	8	0
Pay	3-Month USD-LIBOR	1.838	Quarterly	01/12/2052	1,100	26	209	235	0	(8)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	786	(836)	(50)	143	0

$41,845	$86,779	$128,624	$1,772	$(11,740)

Total Swap Agreements	$213,310	$(134,128)	$79,182	$1,807	$(19,975)

(m)

Securities with an aggregate market value of $625,570 and cash of $84,567 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2022	GBP	2,920	EUR	3,400	$9	$0
07/2022	91,745	$116,001	4,320	0
07/2022	PEN	146,531	37,496	235	(957)
07/2022	$8,462	PEN	34,198	450	0
08/2022	4,350	MXN	88,311	13	0
08/2022	21,562	PEN	82,500	0	(79)
10/2022	PEN	150,523	$35,728	0	(3,190)
11/2022	178,082	43,226	0	(2,668)
05/2023	82,500	21,029	13	0
BPS	07/2022	MXN	97,277	4,650	0	(187)
07/2022	$79,514	EUR	75,264	0	(641)
07/2022	9,123	GBP	7,378	12	(154)
08/2022	CAD	6,388	$4,949	4	(19)
08/2022	EUR	59,599	62,800	229	0
BRC	07/2022	GBP	1,895	EUR	2,200	0	(2)
07/2022	$1,665	GBP	1,361	0	(8)
CBK	07/2022	PEN	87,526	$23,514	652	0
07/2022	$1,946	EUR	1,822	0	(36)
07/2022	49,597	PEN	189,114	100	(348)
08/2022	PEN	217,834	$56,409	221	(521)
08/2022	$6,049	PEN	22,775	0	(121)
12/2022	PEN	290,062	$70,965	139	(3,806)
04/2023	80,899	20,485	0	(135)
DUB	07/2022	$4,369	PEN	16,023	0	(193)
GLM	07/2022	MXN	62	$3	0	0
07/2022	$831	MXN	17,010	13	0
07/2022	8,176	PEN	30,906	13	(128)
08/2022	4,200	EUR	4,000	0	0
08/2022	6,308	PEN	23,647	0	(154)
HUS	07/2022	EUR	78,431	$84,580	2,388	0
07/2022	GBP	3,468	4,264	43	0
07/2022	MXN	259	13	0	0
07/2022	$32,851	AUD	47,700	74	0
07/2022	1,041	MXN	20,610	3	(20)
08/2022	AUD	47,700	$32,855	0	(76)
08/2022	$17,433	CAD	22,343	1	(76)
JPM	07/2022	1,448	EUR	1,345	0	(38)
MYI	08/2022	CAD	1,660	$1,283	0	(7)
08/2022	$1,279	CAD	1,635	0	(9)
RBC	07/2022	4,265	MXN	88,311	127	0
08/2022	CAD	17,576	$13,585	2	(71)
08/2022	MXN	88,311	4,232	0	(132)
08/2022	$1,262	CAD	1,646	16	0
09/2022	MXN	36,871	$1,792	0	(20)
RYL	07/2022	$1,707	PEN	6,560	3	0
SSB	07/2022	MXN	100	$5	0	0
07/2022	$5	MXN	100	0	0
07/2022	1,083	PEN	4,042	0	(30)
TOR	07/2022	170	MXN	3,500	3	0
08/2022	GBP	86,474	$104,948	0	(367)
UAG	07/2022	AUD	47,700	34,072	1,147	0
07/2022	MXN	32,861	1,590	0	(41)
07/2022	$50	MXN	1,028	1	0
09/2022	1,776	36,871	41	(5)

Total Forward Foreign Currency Contracts	$10,272	$(14,239)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.495%	09/18/2023	50,000	$0	$18,221
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	56,970	6,489	26,954
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	37,560	4,148	17,770

Total Purchased Options	$10,637	$62,945

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200%	07/20/2022	52,000	$(79)	$(39)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.400	08/17/2022	78,900	(224)	(259)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	57,100	(103)	(23)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.200	07/20/2022	94,800	(430)	(206)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.600	08/17/2022	23,500	(57)	(42)
CBK	Put - OTC CDX.IG-38 5-Year Index	Sell	1.200	07/20/2022	37,500	(56)	(28)
DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	08/17/2022	46,000	(88)	(52)
GST	Call - OTC CDX.IG-38 5-Year Index	Buy	0.700	08/17/2022	25,100	(28)	(3)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.300	08/17/2022	72,700	(164)	(116)
JPM	Put - OTC iTraxx Europe 36 5-Year Index	Sell	1.100	07/20/2022	116,300	(441)	(445)
Put - OTC iTraxx Europe 37 5-Year Index	Sell	1.200	07/20/2022	31,600	(96)	(118)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.250	07/20/2022	30,000	(49)	(16)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	08/17/2022	48,900	(112)	(66)

$(1,927)	$(1,413)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.050%	09/18/2023	285,000	$0	$(31,159)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	170,230	(6,317)	(40,988)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600	07/07/2022	45,500	(173)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	07/07/2022	45,500	(173)	(35)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	3,180,500	(6,448)	(33)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	3,180,500	(6,448)	(72,899)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	112,670	(4,076)	(27,129)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.570	07/05/2022	47,100	(166)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	07/05/2022	47,100	(166)	(14)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/08/2022	61,600	(250)	(68)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	07/08/2022	61,600	(249)	(62)

$(24,466)	$(172,413)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	$99.156	07/07/2022	49,600	$(356)	$(314)

Total Written Options	$(26,749)	$(174,140)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.726%	$1,400	$(37)	$(59)	$0	$(96)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	44,400	(859)	1,005	146	0
Italy Government International Bond	1.000	Quarterly	12/20/2026	1.219	43,300	80	(458)	0	(378)
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.544	1,950	(23)	8	0	(15)
Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	1,100	(30)	(45)	0	(75)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	800	(38)	(28)	0	(66)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	25,050	(478)	498	20	0
Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	7,100	(432)	195	0	(237)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.797	8,800	98	(53)	45	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.858	3,000	46	(35)	11	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.816	18,900	(79)	167	88	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	2.490	9,300	(243)	(254)	0	(497)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.569	8,800	(319)	4	0	(315)
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.499	9,900	(463)	477	14	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.661	8,400	182	(86)	96	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.882	700	(7)	9	2	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	7,700	(410)	153	0	(257)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.797	1,400	13	(6)	7	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.692	400	(4)	(1)	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.952	1,100	4	(28)	0	(24)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.726	1,100	(29)	(46)	0	(75)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	300	(11)	(14)	0	(25)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.894	3,800	(92)	104	12	0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	1.219	13,100	9	(123)	0	(114)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.591	800	(5)	7	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.045	14,800	(239)	230	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	1,800	(110)	50	0	(60)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	2.490	9,400	(245)	(257)	0	(502)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	18,400	(837)	(690)	0	(1,527)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.801	7,950	(63)	80	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	50,350	(824)	864	40	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	16,900	(141)	72	0	(69)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	6,200	(26)	(181)	0	(207)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	9,000	(732)	432	0	(300)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.395	12,400	(498)	98	0	(400)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	54,550	(863)	906	43	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	4.556	7,500	(486)	236	0	(250)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	200	(8)	(9)	0	(17)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.965	36,950	(732)	761	29	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.503	9,300	(73)	(97)	0	(170)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.389	19,000	260	(31)	229	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.492	9,400	130	(13)	117	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	2.113	73,600	(936)	(2,332)	0	(3,268)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.103	8,300	0	(22)	0	(22)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.912	7,600	(430)	(201)	0	(631)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.219	18,300	357	(8)	349	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.183	14,000	(123)	66	0	(57)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.406	1,500	(21)	2	0	(19)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.642	23,100	65	(664)	0	(599)
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.751	65,400	(221)	(1,962)	0	(2,183)

							$(9,923)	$(1,279)	$1,267	$(12,469)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$1,800	$(53)	$47	$0	$(6)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	12,055	(449)	438	0	(11)
MEI	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	101	(1)	1	0	0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	7,700	(228)	200	0	(28)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	15,343	(584)	570	0	(14)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	4,900	(140)	123	0	(17)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	7,500	(9)	(73)	0	(82)
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	3,200	(92)	81	0	(11)

							$(1,556)	$1,387	$0	$(169)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,500,000	0.680% (1-Month USD-LIBOR less a specified spread)	Monthly	07/11/2022	$165,045	$0	$26	$26	$0
	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,000,000	0.630% (1-Month USD-LIBOR less a specified spread)	Monthly	09/12/2022	110,030	0	14	14	0
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	957,216	0.780% (1-Month USD-LIBOR less a specified spread)	Monthly	09/12/2022	105,322	0	23	23	0

								$0	$63	$63	$0

Total Swap Agreements								$(11,479)	$171	$1,330	$(12,638)

(o)

Securities with an aggregate market value of $143,415 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Loan Participations and Assignments						$0	$210,451	$40,282		$250,733
Corporate Bonds & Notes
Banking & Finance						0	6,696,601	26,756		6,723,357
Industrials						0	9,438,913	0		9,438,913
Utilities						0	3,532,233	0		3,532,233
Municipal Bonds & Notes
California						0	280,761	0		280,761
Florida						0	12,985	0		12,985
Georgia						0	53,565	0		53,565
Illinois						0	37,683	0		37,683
Indiana						0	2,197	0		2,197
Massachusetts						0	3,758	0		3,758
Michigan						0	37,860	0		37,860
Nevada						0	3,502	0		3,502
New Jersey						0	19,407	0		19,407
New Mexico						0	5,862	0		5,862
New York						0	141,491	0		141,491
Ohio						0	71,769	0		71,769
Oregon						0	10,510	0		10,510
Pennsylvania						0	13,523	0		13,523
Texas						0	57,530	0		57,530
Virginia						0	1,563	0		1,563
Wisconsin						0	4,332	0		4,332
U.S. Government Agencies						0	906,767	0		906,767
U.S. Treasury Obligations						0	5,182,834	0		5,182,834
Non-Agency Mortgage-Backed Securities						0	51,560	0		51,560
Asset-Backed Securities						0	131,472	0		131,472
Sovereign Issues						0	601,960	0		601,960

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2022 (Unaudited)

Convertible Preferred Securities
Banking & Finance	24,553	0	0	24,553
Preferred Securities
Banking & Finance	24,343	915,602	0	939,945
Industrials	0	38,966	0	38,966
Utilities	0	42,039	229,726	271,765
Short-Term Instruments
Repurchase Agreements	0	25,857	0	25,857
U.S. Treasury Bills	0	544	0	544

$48,896	$28,534,097	$296,764	$28,879,757
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,108	$0	$0	$2,108

Total Investments	$51,004	$28,534,097	$296,764	$28,881,865

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,129	1,807	0	7,936
Over the counter	0	74,547	0	74,547

$6,129	$76,354	$0	$82,483
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,819)	(20,394)	0	(25,213)
Over the counter	0	(201,017)	0	(201,017)

$(4,819)	$(221,411)	$0	$(226,230)

Total Financial Derivative Instruments	$1,310	$(145,057)	$0	$(143,747)

Totals	$52,314	$28,389,040	$296,764	$28,738,118

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2022:
Category and Subcategory	Beginning Balance at 03/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2022 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$45,383	$0	$(1,075)	$2	$2	$(2,068)	$0	$(1,962)	$40,282	$(2,087)
Corporate Bonds & Notes
Banking & Finance	28,076	0	0	0	0	(1,320)	0	0	26,756	(1,320)
Preferred Securities
Utilities	235,719	0	0	0	0	(5,993)	0	0	229,726	(5,993)

$309,178	$0	$(1,075)	$2	$2	$(9,381)	$0	$(1,962)	$296,764	$(9,400)
Financial Derivative Instruments - Assets
Over the counter	$3,550	$0	$0	$0	$0	$(3,550)	$0	$0	$0	$0

Totals	$312,728	$0	$(1,075)	$2	$2	$(12,931)	$0	$(1,962)	$296,764	$(9,400)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$40,282	Discounted Cash Flow	Discount Rate	5.308	—
Corporate Bonds & Notes
Banking & Finance	26,756	Discounted Cash Flow	Discount Rate	6.704	—
Preferred Securities
Utilities	229,726	Discounted Cash Flow	Discount Rate	4.871	—

Total	$296,764

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(3) Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
CORPORATE BONDS & NOTES 22.6%
BANKING & FINANCE 15.8%
ABN AMRO Bank NV 4.750% due 07/28/2025	$500	$498
AerCap Ireland Capital DAC 3.875% due 01/23/2028	500	452
Alexandria Real Estate Equities, Inc. 3.800% due 04/15/2026	1,500	1,472
American Express Co.
2.250% due 03/04/2025	5,000	4,809
2.550% due 03/04/2027	6,250	5,828
3.375% due 05/03/2024	8,300	8,248
American Tower Corp.
1.300% due 09/15/2025	1,000	906
3.000% due 06/15/2023	1,700	1,683
Arch Capital Group Ltd. 3.635% due 06/30/2050	600	468
Ares Finance Co. LLC 3.650% due 02/01/2052	700	493
Aviation Capital Group LLC 4.125% due 08/01/2025	800	761
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,477
1.734% due 07/22/2027 •	3,000	2,672
1.959% (SOFRRATE + 0.970%) due 07/22/2027 ~	700	668
2.592% due 04/29/2031 •	7,000	5,943
3.093% due 10/01/2025 •	4,900	4,747
3.841% due 04/25/2025 •	1,000	996
3.864% due 07/23/2024 •	1,400	1,395
4.200% due 08/26/2024	1,000	1,003
4.271% due 07/23/2029 •	2,000	1,924
Bank of New York Mellon Corp. 3.950% due 11/18/2025	2,780	2,790
Banque Federative du Credit Mutuel SA
2.023% (US0003M + 0.960%) due 07/20/2023 ~	5,600	5,621
3.750% due 07/20/2023	1,100	1,101
Barclays PLC
4.338% due 05/16/2024 •	5,000	5,000
4.375% due 01/12/2026	7,000	6,939
4.972% due 05/16/2029 •	1,800	1,771
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,115
BNP Paribas SA
1.904% due 09/30/2028 •	10,500	8,982
3.375% due 01/09/2025	2,350	2,298
BOC Aviation Ltd.
3.322% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,798
3.500% due 10/10/2024	1,000	989
BPCE SA
1.000% due 01/20/2026	1,700	1,510
4.000% due 09/12/2023	3,000	2,999
5.700% due 10/22/2023	750	761
Brixmor Operating Partnership LP 3.650% due 06/15/2024	500	493
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,062
Canadian Imperial Bank of Commerce 2.307% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	2,999
Citigroup, Inc.
2.572% due 06/03/2031 •(c)	2,500	2,104
2.700% due 10/27/2022	750	751
2.876% due 07/24/2023 •	1,100	1,099
2.976% due 11/05/2030 •	450	393
3.035% (SOFRRATE + 1.528%) due 03/17/2026 ~(c)	12,000	11,926
3.668% due 07/24/2028 •	700	661
3.700% due 01/12/2026	600	589
Cooperatieve Rabobank UA
2.625% due 07/22/2024	1,600	1,550
3.057% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,526
4.375% due 08/04/2025	900	894
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,608

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Corporate Office Properties LP 2.900% due 12/01/2033	750	582
Credit Suisse AG 0.520% due 08/09/2023	300	290
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	908
2.593% due 09/11/2025 •	300	283
3.091% due 05/14/2032 •	3,900	3,108
3.800% due 06/09/2023	1,800	1,784
3.869% due 01/12/2029 •	700	630
4.207% due 06/12/2024 •	750	743
4.550% due 04/17/2026	700	685
Deutsche Bank AG
2.311% due 11/16/2027 •	800	691
2.783% (US0003M + 1.230%) due 02/27/2023 ~	500	499
3.035% due 05/28/2032 •(c)	3,400	2,694
3.961% due 11/26/2025 •	3,000	2,902
Equinix, Inc. 3.200% due 11/18/2029	600	534
Equitable Financial Life Global Funding 0.500% due 04/06/2023	7,000	6,846
Essex Portfolio LP 3.500% due 04/01/2025	850	833
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	600	597
First American Financial Corp. 4.300% due 02/01/2023	728	729
GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,437
1.950% due 09/15/2028	3,600	3,046
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	88
2.640% due 02/24/2028 •	6,125	5,563
3.198% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,030
3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	4,960
3.500% due 04/01/2025	1,875	1,840
3.691% due 06/05/2028 •	1,000	949
Guardian Life Global Funding 1.100% due 06/23/2025	1,400	1,294
Healthpeak Properties, Inc. 3.250% due 07/15/2026	1,000	964
HSBC Holdings PLC
3.803% due 03/11/2025 •	4,900	4,835
3.950% due 05/18/2024 •	1,050	1,046
3.973% due 05/22/2030 •	2,600	2,390
4.292% due 09/12/2026 •	1,300	1,272
4.755% due 06/09/2028 •	3,350	3,260
ING Groep NV
3.550% due 04/09/2024	1,900	1,884
4.100% due 10/02/2023	450	451
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	308
Jackson National Life Global Funding
2.650% due 06/21/2024	3,300	3,216
3.250% due 01/30/2024	500	495
3.875% due 06/11/2025	1,200	1,191
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,279
3.540% due 05/01/2028 •	4,300	4,081
3.797% due 07/23/2024 •	5,000	4,984
Lazard Group LLC 3.750% due 02/13/2025	500	491
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,436
3.574% due 11/07/2028 •	4,100	3,840
4.450% due 05/08/2025	1,400	1,403
4.582% due 12/10/2025	600	589
MassMutual Global Funding
0.600% due 04/12/2024	11,000	10,441
3.400% due 03/08/2026	400	392
Mitsubishi UFJ Financial Group, Inc. 2.801% due 07/18/2024	5,000	4,874
Mizuho Financial Group, Inc.
2.154% (US0003M + 0.630%) due 05/25/2024 ~	4,000	3,957
2.839% due 07/16/2025 •	300	291
Morgan Stanley
0.985% due 12/10/2026 •	1,700	1,509
2.239% due 07/21/2032 •	4,000	3,245
3.125% due 07/27/2026	1,000	956
3.737% due 04/24/2024 •	3,900	3,888
MUFG Union Bank NA 2.100% due 12/09/2022	2,000	1,992
Nationwide Building Society 4.363% due 08/01/2024 •	4,085	4,091
Natwest Group PLC
0.000% due 03/22/2025 •	900	891

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

0.000% due 06/14/2027 •	5,500	4,832
3.747% (US0003M + 1.550%) due 06/25/2024 ~	1,800	1,802
New York Life Global Funding 0.950% due 06/24/2025	1,200	1,107
Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,865
2.999% due 01/22/2032	1,000	813
Pacific Life Global Funding II 1.375% due 04/14/2026	1,200	1,082
Physicians Realty LP 4.300% due 03/15/2027	700	687
Principal Life Global Funding 0.750% due 04/12/2024	12,600	11,924
Progressive Corp. 2.500% due 03/15/2027	1,900	1,797
Protective Life Global Funding
0.502% due 04/12/2023	7,000	6,842
1.082% due 06/09/2023	3,200	3,126
2.615% due 08/22/2022	2,000	1,999
QNB Finance Ltd. 1.375% due 01/26/2026	750	682
Realty Income Corp. 4.875% due 06/01/2026	500	511
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	296
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	442
3.244% due 10/05/2026	1,000	939
3.400% due 01/18/2023	1,700	1,698
4.400% due 07/13/2027	300	289
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,710
1.673% due 06/14/2027 •	1,000	874
3.823% due 11/03/2028 •	300	279
Santander U.K. PLC 5.000% due 11/07/2023	563	568
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023	1,300	1,290
Societe Generale SA 3.875% due 03/28/2024	1,000	991
Spirit Realty LP 3.400% due 01/15/2030	700	607
Standard Chartered PLC
2.104% (SOFRRATE + 1.250%) due 10/14/2023 ~	400	400
3.253% (SOFRRATE + 1.740%) due 03/30/2026 ~	3,000	3,002
3.265% due 02/18/2036 •	800	647
3.785% due 05/21/2025 •	3,000	2,945
3.885% due 03/15/2024 •	4,000	3,989
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	3,000	2,872
2.448% due 09/27/2024	1,700	1,639
2.696% due 07/16/2024	2,900	2,823
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	1,000	967
SURA Asset Management SA 4.375% due 04/11/2027	1,000	943
SVB Financial Group 3.500% due 01/29/2025	1,600	1,568
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	3,400	3,032
Synchrony Financial 4.250% due 08/15/2024	500	497
Truist Financial Corp. 1.950% due 06/05/2030	5,000	4,163
UBS Group AG
2.859% due 08/15/2023 •	1,500	1,500
4.125% due 04/15/2026	3,500	3,451
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,975
3.550% due 09/29/2025	200	197
4.125% due 08/15/2023	4,500	4,535
4.300% due 07/22/2027	4,000	3,959
Welltower, Inc.
3.625% due 03/15/2024	300	298
4.000% due 06/01/2025	4,500	4,473
WP Carey, Inc.
4.000% due 02/01/2025	1,000	994
4.250% due 10/01/2026	500	494

		367,674

INDUSTRIALS 4.7%
7-Eleven, Inc. 0.800% due 02/10/2024	10,100	9,577
AbbVie, Inc. 2.300% due 11/21/2022	4,700	4,692

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Adventist Health System 2.952% due 03/01/2029	2,500	2,293
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,237	1,111
Arrow Electronics, Inc.
3.875% due 01/12/2028	700	667
4.500% due 03/01/2023	1,800	1,807
BAT International Finance PLC 3.950% due 06/15/2025	1,000	982
Bayer U.S. Finance LLC 3.875% due 12/15/2023	6,500	6,490
BMW U.S. Capital LLC 3.900% due 04/09/2025	3,000	2,994
BOC Aviation USA Corp. 1.625% due 04/29/2024	1,800	1,725
BP Capital Markets America, Inc. 3.017% due 01/16/2027	1,400	1,335
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	634	610
CVS Health Corp.
4.100% due 03/25/2025	2,402	2,420
4.750% due 12/01/2022	2,381	2,387
Dell International LLC
5.450% due 06/15/2023	53	54
6.020% due 06/15/2026	3,100	3,223
Energy Transfer LP 4.500% due 11/01/2023	5,691	5,722
Entergy Louisiana LLC 0.620% due 11/17/2023	1,511	1,456
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	439
Flex Ltd.
4.750% due 06/15/2025	1,200	1,210
5.000% due 02/15/2023	500	504
Gilead Sciences, Inc. 3.700% due 04/01/2024	700	701
Global Payments, Inc. 2.900% due 11/15/2031	500	410
Harvest Operations Corp. 1.000% due 04/26/2024	9,800	9,339
HCA, Inc. 3.125% due 03/15/2027	4,000	3,638
Home Depot, Inc. 2.700% due 04/15/2025	4,000	3,928
Hyundai Capital America
0.800% due 01/08/2024	1,700	1,616
2.850% due 11/01/2022	200	199
5.875% due 04/07/2025	500	516
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,226	1,933
Komatsu Finance America, Inc. 2.437% due 09/11/2022	600	599
Lundin Energy Finance BV 2.000% due 07/15/2026	700	626
Magallanes, Inc. 3.755% due 03/15/2027	6,100	5,727
Marriott International, Inc. 2.750% due 10/15/2033	900	709
Marvell Technology Group Ltd. 4.200% due 06/22/2023	3,000	3,003
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	3,900	3,837
4.345% due 09/17/2027	1,500	1,378
4.810% due 09/17/2030	300	267
Petronas Capital Ltd. 3.500% due 04/21/2030	850	800
Quanta Services, Inc. 2.900% due 10/01/2030	750	619
Reliance Steel & Aluminum Co. 2.150% due 08/15/2030	500	406
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	700	707
5.750% due 05/15/2024	1,000	1,021
Saudi Arabian Oil Co. 1.625% due 11/24/2025	600	555
Starbucks Corp. 1.641% (SOFRINDX + 0.420%) due 02/14/2024 ~	1,300	1,293
Stryker Corp. 3.500% due 03/15/2026	2,750	2,702
Sutter Health 2.294% due 08/15/2030	2,800	2,407
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	750	751
United Airlines Pass-Through Trust
2.700% due 11/01/2033	364	311
2.900% due 11/01/2029	1,357	1,195

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

4.150% due 10/11/2025	815	800
4.550% due 08/25/2031	1,355	1,215
5.875% due 04/15/2029	2,202	2,167
Woodside Finance Ltd. 3.700% due 03/15/2028	700	653
WRKCo, Inc. 3.900% due 06/01/2028	800	772
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	900	889

		109,387

UTILITIES 2.1%
Atmos Energy Corp. 2.070% (US0003M + 0.380%) due 03/09/2023 ~	1,100	1,097
Avangrid, Inc. 3.150% due 12/01/2024	2,000	1,955
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	158
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	1,536	1,470
NBN Co. Ltd. 1.450% due 05/05/2026	4,300	3,884
Pacific Gas & Electric Co.
3.850% due 11/15/2023	800	790
4.250% due 08/01/2023	1,200	1,194
4.400% due 03/01/2032	3,000	2,608
4.950% due 06/08/2025	1,700	1,669
5.450% due 06/15/2027	1,600	1,550
Plains All American Pipeline LP 4.500% due 12/15/2026	700	688
Puget Energy, Inc. 2.379% due 06/15/2028	1,200	1,050
SA Global Sukuk Ltd. 0.946% due 06/17/2024	3,200	3,024
Southern California Edison Co.
0.700% due 08/01/2023	2,700	2,618
0.975% due 08/01/2024	4,500	4,246
2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~	4,100	4,092
3.500% due 10/01/2023	200	200
Southern California Gas Co. 2.950% due 04/15/2027	4,700	4,453
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	11,000	10,930
Verizon Communications, Inc. 4.016% due 12/03/2029	820	795

		48,471

Total Corporate Bonds & Notes (Cost $548,568)		525,532

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.337% due 06/01/2023	4,100	4,022
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	1,000	850
Port of Oakland, California Revenue Notes, Series 2020 0.821% due 05/01/2023	2,705	2,651
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,334

		9,857

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,842
1.471% due 10/01/2026	700	634

		2,476

HAWAII 0.1%
Hawaii State General Obligation Notes, Series 2020 0.802% due 10/01/2024	2,400	2,270

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,188

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,000	938
1.346% due 03/15/2026	2,300	2,119

		3,057

OREGON 0.2%
Port of Morrow, Oregon Revenue Notes, Series 2016 1.809% due 09/01/2022	3,100	3,099

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	262
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	2,200	2,106
1.820% due 06/01/2026	800	729

		3,097

Total Municipal Bonds & Notes (Cost $26,254)		25,084

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
0.750% due 11/25/2050	2,673	2,149
1.240% (US0001M + 0.440%) due 12/25/2046 ~	695	690
1.250% due 10/25/2046 •	839	834
1.300% (US0001M + 0.500%) due 01/25/2047 ~	701	696
1.864% (US0001M + 0.240%) due 06/25/2037 ~	50	50
1.874% due 07/01/2034 •	54	55
2.074% due 07/25/2049 •	1,788	1,778
2.134% due 03/25/2041 •	967	969
2.405% due 10/01/2037 •	72	75
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,391
Freddie Mac
0.650% due 10/27/2025	9,200	8,456
0.800% due 10/28/2026	9,200	8,268
1.000% due 12/15/2040 - 05/25/2047	4,254	3,996
1.150% due 10/15/2037 •	820	824
1.300% due 07/15/2041 •	1,040	1,031
2.500% due 09/25/2048	2,006	1,920
2.928% due 06/01/2037 •	73	75
3.000% due 08/15/2046	751	740
4.000% due 09/01/2048 - 10/01/2048	3,347	3,350
4.500% due 02/01/2049	2,402	2,428
Ginnie Mae
0.908% due 09/20/2065 •	979	971
1.153% due 08/20/2065 •	1,643	1,629
1.263% due 02/20/2067 •	1,341	1,331
1.323% due 10/20/2065 •	1,643	1,627
1.343% due 07/20/2063 •	379	376
1.373% (US0001M + 0.570%) due 06/20/2065 ~	1,050	1,042
1.383% (US0001M + 0.580%) due 06/20/2065 ~	673	668
1.403% due 03/20/2065 •	1,331	1,321
1.453% (US0001M + 0.650%) due 12/20/2064 ~	1,517	1,504
1.453% due 11/20/2065 •	648	645
1.500% due 10/20/2045	1,883	1,689
1.573% due 02/20/2066 •	11	11
1.683% due 04/20/2066 •	2,393	2,384
1.703% (US0001M + 0.900%) due 04/20/2066 ~	3,244	3,234
1.803% (US0001M + 1.000%) due 01/20/2067 ~	1,348	1,350
Uniform Mortgage-Backed Security
3.000% due 01/01/2035	909	898
4.500% due 08/01/2048 - 01/01/2049	790	797
5.500% due 04/01/2034 - 04/01/2039	108	114
Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2052	1,500	1,477

Total U.S. Government Agencies (Cost $69,465)		65,843

U.S. TREASURY OBLIGATIONS 60.1%
U.S. Treasury Notes
0.125% due 01/15/2024	65,000	62,232
0.250% due 06/15/2024	90,000	85,359
0.375% due 07/15/2024 (f)	24,000	22,767
0.750% due 12/31/2023	309,000	298,976
0.875% due 01/31/2024	138,600	134,139
1.500% due 02/29/2024	98,100	95,797
2.250% due 03/31/2024	495,000	488,832
2.500% due 04/30/2024	21,800	21,613
2.500% due 05/31/2024	35,600	35,282
2.500% due 03/31/2027	17,700	17,271
2.625% due 04/15/2025	14,600	14,443

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.625% due 05/31/2027	33,300	32,674
2.750% due 05/15/2025	15,200	15,085
3.000% due 06/30/2024	71,800	71,842

Total U.S. Treasury Obligations (Cost $1,422,903)		1,396,312

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
AREIT Trust
2.021% (SOFR30A + 1.250%) due 01/16/2037 ~	3,500	3,363
2.603% due 11/17/2038 •	4,442	4,281
2.718% due 09/14/2036 •	636	623
3.242% due 06/17/2039 •	4,000	3,971
Atrium Hotel Portfolio Trust 2.274% (US0001M + 0.950%) due 06/15/2035 ~	3,400	3,294
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	2,456	2,406
BANK
2.808% due 10/17/2052	2,500	2,360
3.279% due 11/15/2054	1,700	1,629
3.623% due 04/15/2052	3,000	2,939
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,402	1,386
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,006
BX Commercial Mortgage Trust 2.054% due 10/15/2036 •	1,300	1,238
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,368
3.297% due 10/12/2050	4,258	4,155
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	1,929
3.550% due 02/10/2049	875	868
4.181% due 05/10/2051	1,026	1,022
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	3,204	3,163
GS Mortgage Securities Trust 3.801% due 01/10/2047	739	734
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,916
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •	4,800	4,777
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,073
LUXE Commercial Mortgage Trust
2.305% due 11/15/2038 •	1,200	1,155
2.374% due 10/15/2038 •	1,100	1,061
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •	3,194	3,156
Morgan Stanley Capital Trust
2.493% due 12/15/2023 •	3,100	2,991
2.606% due 08/15/2049	493	479
2.860% due 11/15/2049	2,639	2,576
Ready Capital Mortgage Financing LLC
2.574% due 07/25/2036 •	2,699	2,590
2.624% due 04/25/2038 •	3,175	3,070
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •	2,100	2,011
Shelter Growth CRE Issuer Ltd. 3.416% due 06/17/2037 •	8,600	8,572
SREIT Trust 2.024% due 10/15/2038 •	2,400	2,283
Starwood Mortgage Trust 2.182% due 11/15/2036 •	2,550	2,440
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,700	2,629
3.460% due 04/15/2052	3,200	3,102
3.903% due 02/15/2051	1,500	1,491
4.119% due 06/15/2051	2,000	1,990
VMC Finance LLC 2.712% due 06/16/2036 •	612	597
VNDO Mortgage Trust 2.996% due 11/15/2030	4,700	4,693
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,059	1,030
2.911% due 06/15/2049	778	764
3.390% due 11/15/2050	1,200	1,179
4.147% due 06/15/2051	600	599

Total Non-Agency Mortgage-Backed Securities (Cost $106,484)		102,959

ASSET-BACKED SECURITIES 7.2%
ACREC Ltd. 2.762% due 10/16/2036 •	1,500	1,433
Anchorage Capital CLO Ltd. 2.184% (US0003M + 1.140%) due 07/15/2032 ~	5,000	4,880

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Apex Credit CLO Ltd. 3.086% due 09/20/2029 •	2,369	2,334
Apidos CLO 2.124% due 04/15/2031 •	750	736
Apres Static CLO Ltd. 2.114% due 10/15/2028 •	1,419	1,414
Arbor Realty Commercial Real Estate Notes Ltd. 2.674% (US0001M + 1.350%) due 11/15/2036 ~	3,000	2,908
Ares CLO Ltd.
2.094% due 04/18/2031 •	3,400	3,317
2.186% (US0003M + 1.050%) due 04/22/2031 ~	2,000	1,951
Atlas Senior Loan Fund Ltd.
2.134% (US0003M + 1.090%) due 01/15/2031 ~	1,473	1,452
2.216% due 04/22/2031 •	1,300	1,275
Babson CLO Ltd. 2.053% (US0003M + 0.990%) due 01/20/2031 ~	2,000	1,968
BDS Ltd.
2.962% due 12/16/2036 •	4,300	4,128
3.307% due 03/19/2039 •	5,500	5,451
BPCRE Holder LLC 3.907% due 01/18/2037 •	7,000	6,902
BSPRT Issuer Ltd. 1.000% (TSFR1M + 2.296%) due 07/15/2039 ~	4,500	4,483
Carlyle Global Market Strategies CLO Ltd. 2.216% due 04/22/2032 •	1,800	1,763
Cedar Funding CLO Ltd. 2.063% due 01/20/2031 •	6,050	5,926
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~	3,691	3,617
Crestline Denali CLO Ltd. 2.324% due 10/23/2031 •	4,600	4,499
DLLAD LLC 0.640% due 09/21/2026	2,800	2,610
DLLST LLC
3.400% due 01/21/2025	9,750	9,615
3.690% due 09/20/2028	1,300	1,277
ECMC Group Student Loan Trust
2.374% due 02/27/2068 •	1,458	1,397
2.424% due 09/25/2068 •	2,350	2,302
2.624% due 07/25/2069 •	3,326	3,229
2.624% due 01/27/2070 •	1,683	1,646
2.674% (US0001M + 1.050%) due 05/25/2067 ~	869	851
Fortress Credit Investments Ltd. 2.753% due 02/23/2039 •	3,000	2,962
FS Rialto Issuer LLC 2.692% (SOFR30A + 1.900%) due 01/19/2039 ~	6,500	6,382
Greystone Commercial Real Estate Notes Ltd. 2.504% (US0001M + 1.180%) due 09/15/2037 ~	2,000	1,973
HGI CRE CLO Ltd. 2.477% due 04/19/2037 •	3,200	3,136
LCM Ltd. 2.143% (US0003M + 1.080%) due 04/20/2031 ~	2,000	1,955
LMREC LLC 2.674% (US0001M + 1.050%) due 04/22/2037 ~	3,909	3,842
LoanCore Issuer Ltd.
2.329% (SOFR30A + 1.550%) due 01/17/2037 ~	2,300	2,236
2.624% (US0001M + 1.300%) due 11/15/2038 ~	4,600	4,425
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	2,200	2,191
Navient Student Loan Trust 2.004% due 03/25/2067 •	454	452
Nelnet Student Loan Trust 2.224% (US0001M + 0.600%) due 03/25/2030 ~	240	239
Newark BSL CLO Ltd. 2.154% (US0003M + 0.970%) due 07/25/2030 ~	700	687
Oaktree CLO Ltd. 2.246% (US0003M + 1.110%) due 04/22/2030 ~	3,000	2,934
OSD CLO Ltd. 1.914% due 04/17/2031 •	2,500	2,445
OZLM Ltd. 2.223% due 07/20/2032 •	1,800	1,758
Palmer Square Loan Funding Ltd. 1.844% (US0003M + 0.800%) due 10/15/2029 ~	1,371	1,346
Saranac CLO Ltd. 2.584% due 08/13/2031 •	2,800	2,743
SLC Student Loan Trust
1.471% (US0003M + 0.060%) due 05/15/2029 ~	609	601
1.939% (US0003M + 0.110%) due 03/15/2027 ~	15	15
2.399% due 11/25/2042 •	211	209
SLM Student Loan Trust
1.304% due 01/25/2027 •	104	103
1.324% due 10/25/2028 •	816	806
Starwood Commercial Mortgage Trust 2.723% (US0001M + 1.200%) due 04/18/2038 ~	7,000	6,911
THL Credit Wind River Clo Ltd. 2.124% due 04/15/2031 •	3,700	3,608

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

TPG Real Estate Finance Issuer Ltd.
2.424% due 02/15/2039 •	4,100	3,995
2.742% (TSFR1M + 1.264%) due 10/15/2034 ~	1,628	1,618
Venture CLO Ltd.
2.053% due 07/20/2030 •	4,000	3,936
2.083% due 04/20/2029 •	809	799
2.446% due 07/30/2032 •	2,000	1,945
Vibrant CLO Ltd.
2.183% (US0003M + 1.120%) due 07/20/2032 ~	3,900	3,790
3.046% due 06/20/2029 •	3,413	3,363
Wellfleet CLO Ltd.
1.953% due 04/20/2029 •	3,072	3,051
1.953% due 07/20/2029 •	4,302	4,259
2.123% (US0003M + 1.060%) due 10/20/2029 ~	1,857	1,834

Total Asset-Backed Securities (Cost $168,961)		165,913

SOVEREIGN ISSUES 0.5%
Province of Ontario 3.050% due 01/29/2024	5,000	4,996
Province of Quebec 2.625% due 02/13/2023	4,500	4,495
Qatar Government International Bond 3.875% due 04/23/2023	1,200	1,206

Total Sovereign Issues (Cost $10,802)		10,697

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (d) 1.2%		28,857

U.S. TREASURY BILLS 0.1%
0.732% due 07/07/2022 (a)(b)	900	900

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
1.089% due 08/23/2022 (a)(b)(f)	2,800	2,794

Total Short-Term Instruments (Cost $32,553)		32,551

Total Investments in Securities (Cost $2,385,990)		2,324,891

Total Investments 100.1% (Cost $2,385,990)		$2,324,891
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $1,268)		(222)
Other Assets and Liabilities, net (0.1)%		(1,952)

Net Assets 100.0%		$2,322,717

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$2,500	$2,104	0.09%
Citigroup, Inc.				3.035	03/17/2026	03/10/2022		12,000	11,926	0.51
Deutsche Bank AG				3.035	05/28/2032	08/05/2021 - 04/27/2022		3,162	2,694	0.12

								$17,662	$16,724	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$957		U.S. Treasury Notes 3.000% due 06/30/2024		$(976)	$957	$957
JPS	1.400	06/30/2022	07/01/2022	27,900		U.S. Treasury Notes 1.375% due 11/15/2031		(28,560)	27,900	27,901

Total Repurchase Agreements								$(29,536)	$28,857	$28,858

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra September Futures				09/2022	147	$(18,724)	$137		$0	$(195)

Total Futures Contracts							$137		$0	$(195)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.952%	$5,400	$68	$(63)	$5	$0	$(2)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	1,200	6	(12)	(6)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	2.327	1,200	(6)	(50)	(56)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	1.096	2,000	33	(37)	(4)	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	1.530	1,300	17	(42)	(25)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	200	2	(7)	(5)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.272	1,900	(2)	(21)	(23)	0	(2)

						$118	$(232)	$(114)	$0	$(9)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$4,400	$108	$(87)	$21	$0	$(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	4,000	89	(79)	10	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	81,700	953	(954)	(1)	0	(16)

					$1,150	$(1,120)	$30	$0	$(18)

Total Swap Agreements					$1,268	$(1,352)	$(84)	$0	$(27)

(f)						Securities with an aggregate market value of $6,899 and cash of $2,733 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$367,674	$0	$367,674
Industrials					0	109,387	0	109,387
Utilities					0	48,471	0	48,471
Municipal Bonds & Notes
California					0	9,857	0	9,857
Florida					0	2,476	0	2,476
Hawaii					0	2,270	0	2,270
Idaho					0	1,188	0	1,188
Massachusetts					0	40	0	40
New York					0	3,057	0	3,057
Oregon					0	3,099	0	3,099
West Virginia					0	3,097	0	3,097
U.S. Government Agencies					0	65,843	0	65,843
U.S. Treasury Obligations					0	1,396,312	0	1,396,312
Non-Agency Mortgage-Backed Securities					0	102,959	0	102,959
Asset-Backed Securities					0	165,913	0	165,913
Sovereign Issues					0	10,697	0	10,697
Short-Term Instruments
Repurchase Agreements					0	28,857	0	28,857
U.S. Treasury Bills					0	900	0	900
U.S. Treasury Cash Management Bills					0	2,794	0	2,794

Total Investments					$0	$2,324,891	$0	$2,324,891

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$0	$(222)	$0	$(222)

Total Financial Derivative Instruments					$0	$(222)	$0	$(222)

Totals					$0	$2,324,669	$0	$2,324,669

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.1% ¤
CORPORATE BONDS & NOTES 30.6%
BANKING & FINANCE 22.7%
AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,599
3.375% due 04/07/2030	7,500	7,025
American Express Co.
1.818% (SOFRINDX + 0.720%) due 05/03/2024 ~	2,200	2,185
3.375% due 05/03/2024	9,600	9,540
American Tower Corp.
2.750% due 01/15/2027	6,200	5,675
3.000% due 06/15/2023	5,200	5,147
5.000% due 02/15/2024	300	304
AmFam Holdings, Inc. 2.805% due 03/11/2031	2,100	1,770
Andrew W Mellon Foundation 0.947% due 08/01/2027	13,000	11,418
Aviation Capital Group LLC 4.125% due 08/01/2025	600	571
Banco Santander SA 1.849% due 03/25/2026	2,000	1,801
Bank of America Corp.
1.319% due 06/19/2026 •	6,500	5,917
1.658% due 03/11/2027 •	11,900	10,685
1.734% due 07/22/2027 •	7,200	6,412
1.922% due 10/24/2031 •	2,900	2,319
1.959% (SOFRRATE + 0.970%) due 07/22/2027 ~	3,300	3,150
3.093% due 10/01/2025 •	14,000	13,562
3.194% due 07/23/2030 •	100	90
3.419% due 12/20/2028 •	5,842	5,446
3.593% due 07/21/2028 •	2,500	2,360
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,130
2.852% due 05/07/2026 •	6,000	5,674
2.894% due 11/24/2032 •	8,000	6,439
4.337% due 01/10/2028	10,800	10,331
4.375% due 01/12/2026	2,350	2,330
BNP Paribas SA
1.323% due 01/13/2027 •	4,100	3,628
1.904% due 09/30/2028 •	15,000	12,831
2.871% due 04/19/2032 •	7,050	5,834
3.052% due 01/13/2031 •	4,400	3,799
3.500% due 11/16/2027	1,700	1,588
BOC Aviation Ltd. 3.322% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,997
BPCE SA
1.000% due 01/20/2026	4,200	3,730
2.375% due 01/14/2025	6,900	6,558
4.500% due 03/15/2025	5,000	4,923
4.625% due 07/11/2024	350	348
5.700% due 10/22/2023	500	508
Brighthouse Financial Global Funding 1.550% due 05/24/2026	2,100	1,876
Brookfield Asset Management, Inc. 4.000% due 01/15/2025	4,000	3,985
Brookfield Finance, Inc.
4.000% due 04/01/2024	800	800
4.350% due 04/15/2030	550	525
Canadian Imperial Bank of Commerce 2.307% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,499
Chubb INA Holdings, Inc. 2.875% due 11/03/2022	150	150
Citigroup, Inc.
2.572% due 06/03/2031 •(c)	6,600	5,554
2.976% due 11/05/2030 •	3,628	3,170
3.035% (SOFRRATE + 1.528%) due 03/17/2026 ~(c)	5,000	4,969
3.300% due 04/27/2025	6,000	5,893
3.400% due 05/01/2026	1,500	1,451
3.527% (US0003M + 1.250%) due 07/01/2026 ~	8,000	7,842
3.700% due 01/12/2026	3,100	3,043
3.980% due 03/20/2030 •	2,000	1,872
Cooperatieve Rabobank UA 1.339% due 06/24/2026 •	6,000	5,479

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Credit Agricole SA 3.250% due 10/04/2024	8,600	8,394
Credit Suisse AG 3.625% due 09/09/2024	800	786
Credit Suisse Group AG
2.193% due 06/05/2026 •	8,850	8,033
3.091% due 05/14/2032 •	6,600	5,259
3.800% due 06/09/2023	10,900	10,802
4.550% due 04/17/2026	4,500	4,406
Crown Castle International Corp.
3.200% due 09/01/2024	1,000	980
3.800% due 02/15/2028	1,500	1,417
Danske Bank AS 1.171% due 12/08/2023 •	5,000	4,934
Deutsche Bank AG
2.222% due 09/18/2024 •	5,700	5,499
3.961% due 11/26/2025 •	200	193
4.100% due 01/13/2026	100	98
Discover Bank
3.450% due 07/27/2026	800	757
4.200% due 08/08/2023	6,000	6,023
First American Financial Corp. 2.400% due 08/15/2031	2,100	1,622
GA Global Funding Trust
1.000% due 04/08/2024	12,500	11,800
1.625% due 01/15/2026	1,600	1,451
General Motors Financial Co., Inc.
3.950% due 04/13/2024	2,000	1,987
5.250% due 03/01/2026	5,000	5,014
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	14,100	12,522
1.542% due 09/10/2027 •	14,800	13,002
2.640% due 02/24/2028 •	1,475	1,340
3.330% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,480
3.615% due 03/15/2028 •	500	474
3.691% due 06/05/2028 •	7,175	6,810
3.850% due 01/26/2027	900	871
4.223% due 05/01/2029 •	4,000	3,849
HSBC Holdings PLC
1.645% due 04/18/2026 •	10,000	9,174
2.848% due 06/04/2031 •	1,550	1,311
3.033% due 11/22/2023 •	5,000	4,978
3.803% due 03/11/2025 •	5,200	5,131
3.950% due 05/18/2024 •	6,600	6,573
3.973% due 05/22/2030 •	8,400	7,723
4.180% due 12/09/2025 •	2,000	1,971
4.292% due 09/12/2026 •	1,500	1,468
ING Groep NV
2.521% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,183
3.550% due 04/09/2024	1,000	992
4.100% due 10/02/2023	5,700	5,719
4.625% due 01/06/2026	6,900	6,897
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,387
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	12,100	10,788
1.953% due 02/04/2032 •	13,900	11,122
2.739% due 10/15/2030 •	2,700	2,358
3.300% due 04/01/2026	5,000	4,863
3.540% due 05/01/2028 •	1,000	949
3.782% due 02/01/2028 •	2,400	2,307
4.565% due 06/14/2030 •	3,125	3,071
7.625% due 10/15/2026	3,000	3,371
Kimco Realty Corp. 3.800% due 04/01/2027	2,000	1,933
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,497
Lazard Group LLC 3.750% due 02/13/2025	856	840
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	1,917
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	2,600	2,591
3.574% due 11/07/2028 •	7,800	7,305
4.450% due 05/08/2025	11,200	11,225
4.550% due 08/16/2028	2,000	1,956
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,228
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	4,986
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	15,000	13,793
2.048% due 07/17/2030	6,000	4,898
2.757% due 09/13/2026	2,450	2,294
2.801% due 07/18/2024	4,400	4,289
3.850% due 03/01/2026	300	294

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,585
2.172% due 05/22/2032 •	15,450	12,254
2.721% (US0003M + 1.000%) due 09/11/2024 ~	700	699
3.477% due 04/12/2026	7,000	6,737
Morgan Stanley
2.239% due 07/21/2032 •	1,100	892
2.475% due 01/21/2028 •	27,150	24,702
3.591% due 07/22/2028 •	3,000	2,843
4.100% due 05/22/2023	2,200	2,210
National Australia Bank Ltd. 3.625% due 06/20/2023	5,900	5,941
Nationwide Building Society 4.363% due 08/01/2024 •	5,800	5,809
Natwest Group PLC
0.000% due 03/22/2025 •	6,000	5,943
0.000% due 06/14/2027 •	10,000	8,785
4.800% due 04/05/2026	9,000	8,982
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022	2,700	2,700
2.750% due 03/09/2028	3,400	2,846
Nomura Holdings, Inc. 2.648% due 01/16/2025	5,300	5,062
Pacific Life Global Funding II 1.200% due 06/24/2025	75	69
Protective Life Global Funding 1.618% due 04/15/2026	6,400	5,775
RGA Global Funding 2.700% due 01/18/2029	2,500	2,214
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,198
4.500% due 07/17/2025	400	397
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	5,000	4,483
1.673% due 06/14/2027 •	3,200	2,797
2.469% due 01/11/2028 •	2,700	2,388
3.373% due 01/05/2024 •	2,000	1,991
3.823% due 11/03/2028 •	4,000	3,717
4.796% due 11/15/2024 •	3,250	3,252
Santander U.K. PLC
4.000% due 03/13/2024	1,100	1,102
5.000% due 11/07/2023	312	315
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,395
Simon Property Group LP 3.375% due 10/01/2024	900	888
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	600
Societe Generale SA
2.625% due 01/22/2025	3,200	3,045
4.000% due 01/12/2027	2,000	1,905
Standard Chartered PLC
0.991% due 01/12/2025 •	1,000	945
1.319% due 10/14/2023 •	10,600	10,525
2.678% due 06/29/2032 •	2,900	2,330
State Street Corp. 2.354% due 11/01/2025 •	1,600	1,540
Sumitomo Mitsui Financial Group, Inc.
1.904% (US0003M + 0.860%) due 07/19/2023 ~	400	400
2.348% due 01/15/2025	3,000	2,873
2.632% due 07/14/2026	3,300	3,087
2.696% due 07/16/2024	9,700	9,443
2.784% due 07/12/2022	2,100	2,100
3.040% due 07/16/2029	7,500	6,684
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	11,100	9,899
UBS Group AG
2.095% due 02/11/2032 •	12,000	9,540
2.859% due 08/15/2023 •	1,768	1,767
4.125% due 09/24/2025	2,550	2,534
Ventas Realty LP 4.125% due 01/15/2026	4,000	3,962
Wells Fargo & Co.
2.188% due 04/30/2026 •	300	281
2.393% due 06/02/2028 •	2,800	2,510
3.000% due 02/19/2025	6,000	5,871
3.000% due 04/22/2026	2,300	2,193
3.000% due 10/23/2026	2,600	2,455
3.300% due 09/09/2024	9,000	8,889
3.550% due 09/29/2025	4,200	4,131
3.584% due 05/22/2028 •	1,930	1,833
4.478% due 04/04/2031 •	10,000	9,790

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Welltower, Inc. 4.250% due 04/01/2026	4,000	3,962

		754,982

INDUSTRIALS 4.9%
AbbVie, Inc.
3.200% due 11/06/2022	1,400	1,401
3.200% due 05/14/2026	200	193
Adventist Health System 2.952% due 03/01/2029	4,299	3,944
Air Canada Pass-Through Trust 3.750% due 06/15/2029	391	370
Alibaba Group Holding Ltd. 2.125% due 02/09/2031	7,000	5,795
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,600	1,367
3.375% due 11/01/2028	3,929	3,529
3.650% due 02/15/2029	2,348	2,194
4.000% due 01/15/2027	1,457	1,342
Apple, Inc.
1.700% due 09/11/2022	8,000	8,005
2.400% due 05/03/2023	586	583
Ashtead Capital, Inc. 1.500% due 08/12/2026	1,300	1,136
BAT International Finance PLC
1.668% due 03/25/2026	1,400	1,241
3.950% due 06/15/2025	5,000	4,908
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	11,267
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,196
British Airways Pass-Through Trust
2.900% due 09/15/2036	698	617
4.625% due 12/20/2025	131	129
Broadcom, Inc. 4.110% due 09/15/2028	4,078	3,874
Campbell Soup Co. 3.650% due 03/15/2023	86	86
CHRISTUS Health 4.341% due 07/01/2028	3,000	3,014
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,067
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	346	333
CVS Health Corp.
3.750% due 04/01/2030	5,700	5,337
4.300% due 03/25/2028	438	434
CVS Pass-Through Trust 7.507% due 01/10/2032	1,081	1,179
Dell International LLC
5.450% due 06/15/2023	560	566
6.020% due 06/15/2026	1,000	1,040
Enbridge, Inc. 2.900% due 07/15/2022	3,800	3,800
Entergy Louisiana LLC 0.620% due 11/17/2023	1,209	1,165
Expedia Group, Inc. 6.250% due 05/01/2025	2,042	2,106
Georgetown University 2.247% due 04/01/2030	4,500	3,870
Gilead Sciences, Inc. 2.500% due 09/01/2023	393	389
Humana, Inc. 0.650% due 08/03/2023	9,600	9,293
Hyundai Capital America 0.800% due 04/03/2023	4,100	4,001
Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,330
3.500% due 02/11/2023	3,800	3,780
JetBlue Pass-Through Trust 2.750% due 11/15/2033	7,122	6,185
Olympus Corp. 2.143% due 12/08/2026	800	731
Oracle Corp.
1.650% due 03/25/2026 (c)	200	179
2.650% due 07/15/2026	400	369
2.950% due 11/15/2024	2,000	1,940
Owens Corning
3.400% due 08/15/2026	600	574
4.200% due 12/01/2024	400	400
Panasonic Holdings Corp. 2.536% due 07/19/2022	2,000	2,000
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	2,857

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Petronas Capital Ltd. 3.500% due 04/21/2030	5,500	5,179
Philip Morris International, Inc. 2.125% due 05/10/2023	700	694
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	4,400	4,012
Reynolds American, Inc. 4.850% due 09/15/2023	2,800	2,829
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,000	2,020
5.625% due 03/01/2025	5,000	5,106
Sutter Health
2.294% due 08/15/2030	7,700	6,618
3.695% due 08/15/2028	4,300	4,205
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,820	1,557
3.100% due 01/07/2030	915	838
3.450% due 01/07/2030	686	596
4.550% due 08/25/2031	3,826	3,430
5.875% due 04/15/2029	7,791	7,669

		163,869

UTILITIES 3.0%
American Electric Power Co., Inc.
0.750% due 11/01/2023	4,700	4,523
1.766% (US0003M + 0.480%) due 11/01/2023 ~	5,600	5,561
AT&T, Inc. 4.300% due 02/15/2030	5,699	5,566
Atmos Energy Corp. 2.070% (US0003M + 0.380%) due 03/09/2023 ~	3,300	3,293
Black Hills Corp. 1.037% due 08/23/2024	10,100	9,451
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,300	2,062
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	8,500	8,484
NBN Co. Ltd. 1.450% due 05/05/2026	9,000	8,129
Pacific Gas & Electric Co.
1.367% due 03/10/2023	2,400	2,364
3.000% due 06/15/2028	2,400	2,071
3.300% due 03/15/2027	3,000	2,690
4.950% due 06/08/2025	2,000	1,963
5.450% due 06/15/2027	3,500	3,390
PacifiCorp 2.950% due 06/01/2023	200	199
Sempra Energy 3.400% due 02/01/2028	2,000	1,891
Southern California Edison Co.
0.700% due 04/03/2023	8,600	8,407
0.700% due 08/01/2023	4,000	3,878
0.975% due 08/01/2024	4,000	3,774
3.500% due 10/01/2023	2,130	2,129
Southern California Gas Co. 2.095% (US0003M + 0.350%) due 09/14/2023 ~	5,000	4,970
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	10,900	10,831
4.966% due 02/01/2044	4,600	4,636

		100,262

Total Corporate Bonds & Notes (Cost $1,107,724)		1,019,113

MUNICIPAL BONDS & NOTES 4.9%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,542

CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	7,778
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	882
1.490% due 11/01/2028	5,400	4,663
1.690% due 11/01/2029	4,400	3,745
1.740% due 11/01/2030	2,600	2,168
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (b)	4,200	3,004
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.711% due 06/01/2024	3,300	3,174
2.332% due 06/01/2027	8,000	7,329
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	393

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,619
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	220
1.893% due 06/01/2030	300	257
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	673
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	5,210	5,399
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	493
3.063% due 07/01/2025	5,200	5,155
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	1,200	1,077

		49,029

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	297
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	881

		1,178

GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,080

HAWAII 0.4%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,092
0.852% due 10/01/2025	3,850	3,556

		13,648

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,079
2.447% due 09/01/2024	4,400	4,307

		6,386

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,781
1.961% due 09/01/2029	600	525

		2,306

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,061
2.596% due 12/01/2026	1,400	1,337

		2,398

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (b)	4,300	4,068

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	615
6.814% due 11/15/2040	500	606
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,063
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	951
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	805	806
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	2,884
2.980% due 11/01/2027	7,000	6,721
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,000
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,145	1,985
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,100	1,841
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,415
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	8,482

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

1.777% due 03/15/2028	4,000	3,571
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,640

		46,580

OHIO 0.2%
JobsOhio Beverage System Revenue Bonds, Series 2013 3.985% due 01/01/2029	6,035	6,009

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,671
1.495% due 06/01/2026	2,500	2,264

		3,935

TEXAS 0.2%
North Texas Tollway Authority Revenue Notes, Series 2020 1.464% due 01/01/2027	2,750	2,489
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	2,205	2,277
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	2,486

		7,252

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,923
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	415	421
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	503

		2,847

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,007
2.020% due 06/01/2027	4,400	3,926
2.351% due 06/01/2028	3,000	2,652

		9,585

WISCONSIN 0.2%
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,091
2.299% due 05/01/2028	2,100	1,940

		5,031

Total Municipal Bonds & Notes (Cost $175,476)		162,874

U.S. GOVERNMENT AGENCIES 38.7%
Fannie Mae
0.750% due 11/25/2050	16,537	13,299
1.200% due 11/25/2046 •	234	232
1.200% (US0001M + 0.400%) due 11/25/2046 ~	267	264
1.220% (US0001M + 0.420%) due 11/25/2046 ~	2,456	2,439
1.220% due 12/25/2056 •	1,706	1,694
1.240% (US0001M + 0.440%) due 12/25/2046 ~	3,039	3,020
1.250% due 07/25/2046 - 10/25/2046 •	4,330	4,306
1.300% (US0001M + 0.500%) due 01/25/2047 ~	2,804	2,785
1.406% due 03/25/2036 •	386	383
1.864% (US0001M + 0.240%) due 06/25/2037 ~	178	176
1.874% due 07/01/2034 •	154	158
1.874% (US0001M + 0.250%) due 11/25/2045 ~	462	457
1.924% (US0001M + 0.300%) due 12/25/2045 ~	287	285
1.974% (US0001M + 0.350%) due 03/25/2035 ~	32	32
1.974% due 03/25/2046 •	507	504
2.354% due 06/25/2040 •	177	179
2.405% due 10/01/2037 •	216	224
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	32,947	30,384
1.150% due 10/15/2037 - 10/15/2040 •	5,494	5,510
1.150% (US0001M + 0.350%) due 08/15/2040 ~	1,446	1,428
1.240% due 07/15/2040 •	2,549	2,521
1.250% due 12/15/2044	1,844	1,628
1.300% due 07/15/2041 •	4,159	4,122
1.300% (US0001M + 0.500%) due 03/15/2042 ~	2,868	2,842
1.624% due 09/15/2035 •	9	9
1.724% due 02/15/2041 •	210	210
1.774% due 04/15/2041 •	62	62
1.794% due 11/15/2036 •	57	57

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

1.874% (US0001M + 0.550%) due 04/15/2041 ~	257	258
1.874% due 04/15/2041 •	257	258
2.491% due 12/25/2028	5,237	5,060
2.500% due 09/25/2048	5,164	4,942
3.000% due 10/01/2046 - 05/01/2048	15,894	14,970
3.443% (TSFR1M + 2.164%) due 07/15/2035 ~	703	700
3.500% due 06/01/2044 - 10/01/2048	1,127	1,103
4.000% due 09/01/2048 - 05/01/2049	10,701	10,716
4.500% due 10/01/2048 - 02/01/2049	4,379	4,425
Ginnie Mae
0.908% due 09/20/2065 •	3,916	3,884
1.253% due 08/20/2066 •	1	1
1.343% due 07/20/2063 •	1,444	1,435
1.373% (US0001M + 0.570%) due 06/20/2065 ~	8,085	8,027
1.403% due 03/20/2065 •	3,612	3,584
1.453% (US0001M + 0.650%) due 12/20/2064 - 06/20/2066 ~	8,217	8,166
1.453% due 11/20/2065 •	2,592	2,581
1.483% due 08/20/2061 •	1	1
1.500% due 10/20/2045	6,490	5,823
1.533% due 09/20/2063 •	161	161
1.553% (US0001M + 0.750%) due 10/20/2063 ~	172	172
1.553% due 09/20/2065 •	307	306
1.573% due 02/20/2066 •	33	33
1.603% due 05/20/2066 •	3,507	3,493
1.683% due 04/20/2066 •	6,231	6,207
1.703% (US0001M + 0.900%) due 04/20/2066 ~	6,355	6,335
1.723% due 07/20/2065 •	272	272
1.753% (US0001M + 0.950%) due 12/20/2066 ~	5,151	5,154
1.803% (US0001M + 1.000%) due 01/20/2067 ~	5,067	5,074
1.953% due 03/20/2066 •	2,405	2,409
3.000% due 01/20/2067	5,957	5,869
3.500% due 09/20/2045	1,716	1,696
Ginnie Mae, TBA 2.500% due 07/01/2052	120,300	110,131
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	12,575
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 03/01/2050	21,547	20,401
3.500% due 03/01/2024 - 07/01/2048	9,751	9,671
4.000% due 05/01/2047 - 09/01/2048	5,892	5,899
4.500% due 08/01/2048	5,055	5,092
5.000% due 04/01/2023 - 11/01/2044	2,173	2,276
5.500% due 04/01/2023 - 02/01/2042	953	1,015
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2052	23,800	19,751
2.500% due 08/01/2052	137,900	123,912
3.000% due 07/01/2052 - 08/01/2052	596,174	554,967
3.500% due 07/01/2052 - 08/01/2052	205,500	197,502
4.000% due 04/01/2052 - 07/01/2052	32,200	31,732

Total U.S. Government Agencies (Cost $1,299,700)		1,287,249

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Notes
0.750% due 01/31/2028	50,000	44,047
1.125% due 02/29/2028	42,800	38,493
1.250% due 04/30/2028	21,500	19,397
1.375% due 11/15/2031	15,600	13,533
1.875% due 02/15/2032	157,800	142,982
2.500% due 03/31/2027	231,200	225,601
2.875% due 04/30/2029	60,000	59,306
2.875% due 05/15/2032	51,700	51,126

Total U.S. Treasury Obligations (Cost $621,860)		594,485

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,152
AREIT Trust
2.021% (SOFR30A + 1.250%) due 01/16/2037 ~	6,000	5,765
2.603% due 11/17/2038 •	4,820	4,646
2.718% due 09/14/2036 •	530	519
3.242% due 06/17/2039 •	3,200	3,177
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	4,174	4,089
BANK
1.805% due 11/15/2053	6,000	5,291
2.808% due 10/17/2052	1,600	1,510
2.897% due 11/15/2062	3,728	3,519
2.933% due 09/15/2062	10,300	9,726
3.432% due 05/15/2062	2,000	1,939
3.623% due 04/15/2052	2,500	2,449
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,480
2.888% due 08/15/2057	4,319	4,083
2.957% due 12/15/2062	6,100	5,763

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.780% due 02/15/2051 ~	1,100	1,092
4.232% due 01/15/2052	5,700	5,681
BX Commercial Mortgage Trust 2.054% due 10/15/2036 •	1,600	1,524
BXMT Ltd. 2.288% (SOFR30A + 1.514%) due 11/15/2037 ~	8,000	7,920
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	7,844
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	234	234
3.962% due 03/10/2051	4,800	4,774
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,607
3.091% due 10/10/2049	3,700	3,529
3.432% due 08/10/2048	1,347	1,315
3.497% due 05/10/2048	1,500	1,472
3.510% due 09/10/2050	4,200	4,055
3.694% due 08/10/2047	2,200	2,175
3.796% due 08/10/2047	3,250	3,217
3.902% due 07/10/2050	2,200	2,176
4.228% due 05/10/2051	3,800	3,769
Credit Suisse Commercial Mortgage Trust 2.291% due 06/15/2034 •	135	131
Credit Suisse Mortgage Capital Trust 2.674% (US0001M + 1.350%) due 10/15/2037 ~	5,300	5,159
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,566
3.808% due 11/15/2048	5,600	5,523
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	5,931
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	25,742	25,136
GPMT Ltd. 2.862% (US0001M + 1.250%) due 07/16/2035 ~	7,825	7,698
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	5,000	4,989
GS Mortgage Securities Trust
3.396% due 02/10/2048	2,600	2,555
3.801% due 01/10/2047	2,340	2,323
3.871% due 07/10/2046 ~	7,000	6,965
HPLY Trust 2.324% due 11/15/2036 •	4,267	4,145
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,207
JP Morgan Chase Commercial Mortgage Securities Trust 2.174% (US0001M + 0.850%) due 12/15/2036 ~	6,000	5,886
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,787
3.611% due 05/15/2048	2,000	1,959
3.639% due 11/15/2047	3,000	2,959
3.670% due 09/15/2047	1,690	1,669
3.801% due 08/15/2048	1,381	1,350
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,041
2.994% due 12/15/2049	267	261
LUXE Commercial Mortgage Trust
2.305% due 11/15/2038 •	3,200	3,081
2.374% due 10/15/2038 •	3,000	2,894
MF1 Multifamily Housing Mortgage Loan Trust 2.298% due 07/15/2036 •	13,863	13,699
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	1,945
Morgan Stanley Capital Trust
2.493% due 12/15/2023 •	8,300	8,007
2.606% due 08/15/2049	1,151	1,118
3.067% due 11/15/2052	6,200	5,887
3.587% due 12/15/2050	700	675
3.809% due 12/15/2048	2,000	1,966
NYO Commercial Mortgage Trust 2.420% due 11/15/2038 •	14,300	13,703
PFP Ltd.
2.509% due 08/09/2037 •	8,400	8,004
2.559% due 04/14/2037 •	75	74
Ready Capital Mortgage Financing LLC 2.624% due 04/25/2038 •	3,969	3,838
SFO Commercial Mortgage Trust 2.474% due 05/15/2038 •	7,100	6,798
SREIT Trust 2.024% due 10/15/2038 •	3,500	3,330
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	6,654
2.987% due 12/15/2052	930	883
3.366% due 10/15/2050	2,700	2,646
3.504% due 12/15/2050	8,400	8,239
3.903% due 02/15/2051	3,500	3,479
4.195% due 08/15/2051	1,200	1,197

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

VMC Finance LLC 2.712% due 06/16/2036 •	3,000	2,927
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,302
2.652% due 08/15/2049	1,600	1,508
2.788% due 07/15/2048	196	191
3.306% due 05/15/2048	151	150
3.311% due 06/15/2052	4,750	4,453
3.461% due 07/15/2058	553	549
3.540% due 05/15/2048	1,500	1,471
4.147% due 06/15/2051	1,400	1,398

Total Non-Agency Mortgage-Backed Securities (Cost $340,103)		321,798

ASSET-BACKED SECURITIES 7.6%
ACREC Ltd. 2.762% due 10/16/2036 •	4,400	4,205
Anchorage Capital CLO Ltd.
2.184% (US0003M + 1.140%) due 07/15/2032 ~	15,500	15,128
2.276% due 07/22/2032 •	4,000	3,888
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •	3,790	3,734
Apidos CLO 1.944% (US0003M + 0.900%) due 07/18/2029 ~	900	886
Apres Static CLO Ltd. 2.114% due 10/15/2028 •	6,965	6,939
Arbor Realty Commercial Real Estate Notes Ltd. 2.674% (US0001M + 1.350%) due 11/15/2036 ~	8,900	8,628
Ares CLO Ltd.
2.094% due 04/18/2031 •	10,200	9,950
2.186% (US0003M + 1.050%) due 04/22/2031 ~	6,000	5,854
BDS Ltd. 2.962% due 12/16/2036 •	4,000	3,840
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •	1,200	1,180
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~	4,500	4,417
Carrington Mortgage Loan Trust 2.183% due 10/20/2029 •	3,676	3,630
Catamaran CLO Ltd. 2.236% due 04/22/2030 •	14,724	14,532
CLNC Ltd. 2.874% (TSFR1M + 1.364%) due 08/20/2035 ~	7,381	7,234
ECMC Group Student Loan Trust
2.374% due 02/27/2068 •	4,200	4,024
2.424% due 09/25/2068 •	5,526	5,412
2.624% due 01/27/2070 •	8,559	8,373
2.674% (US0001M + 1.050%) due 05/25/2067 ~	3,303	3,235
Gallatin CLO Ltd. 2.134% due 07/15/2031 •	3,180	3,115
GPMT Ltd.
2.926% due 02/22/2036 •	575	574
2.992% (US0001M + 1.350%) due 12/15/2036 ~	1,500	1,453
KKR CLO Ltd. 1.984% due 07/18/2030 •	1,900	1,870
LCCM Trust 2.524% due 12/13/2038 •	1,000	980
LoanCore Issuer Ltd. 2.624% (US0001M + 1.300%) due 11/15/2038 ~	6,100	5,868
MF1 Ltd. 3.148% (TSFR1M + 1.814%) due 11/15/2035 ~	7,800	7,774
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~	1,941	1,917
Navient Student Loan Trust
2.004% due 03/25/2067 •	1,210	1,206
2.424% due 07/26/2066 •	3,106	3,010
Nelnet Student Loan Trust 2.224% (US0001M + 0.600%) due 03/25/2030 ~	892	887
Oaktree CLO Ltd. 2.183% due 10/20/2032 •	1,500	1,457
OCP CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2029 ~	4,154	4,107
OSD CLO Ltd. 1.914% due 04/17/2031 •	7,400	7,238
OZLM Ltd. 2.223% due 07/20/2032 •	5,200	5,080
Palmer Square Loan Funding Ltd. 1.863% (US0003M + 0.800%) due 07/20/2029 ~	7,082	6,994
Rad CLO Ltd. 2.304% (US0003M + 1.120%) due 07/24/2032 ~	2,800	2,722
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~	4,000	3,929
Saranac CLO Ltd. 2.584% due 08/13/2031 •	2,000	1,959
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,674

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

Shackleton CLO Ltd. 1.983% due 10/20/2027 •	1,232	1,225
SLC Student Loan Trust
1.471% (US0003M + 0.060%) due 05/15/2029 ~	2,042	2,013
1.939% (US0003M + 0.110%) due 03/15/2027 ~	57	57
2.399% due 11/25/2042 •	646	640
SLM Student Loan Trust
1.304% due 01/25/2027 •	381	379
1.324% due 10/25/2028 •	2,476	2,444
1.784% (US0003M + 0.600%) due 10/25/2029 ~	2,185	2,170
Starwood Commercial Mortgage Trust 2.723% (US0001M + 1.200%) due 04/18/2038 ~	10,000	9,873
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~	1,660	1,641
TPG Real Estate Finance Issuer Ltd.
2.424% due 02/15/2039 •	5,000	4,872
2.742% (TSFR1M + 1.264%) due 10/15/2034 ~	4,978	4,947
Venture CLO Ltd.
1.924% due 07/15/2027 •	500	500
2.053% due 07/20/2030 •	10,700	10,529
2.083% due 04/20/2029 •	2,889	2,852
2.113% due 07/20/2030 •	4,100	4,051
2.446% due 07/30/2032 •	3,000	2,918
Vibrant CLO Ltd. 2.183% (US0003M + 1.120%) due 07/20/2032 ~	10,300	10,009
Voya CLO Ltd. 1.994% due 04/17/2030 •	7,900	7,802
Wellfleet CLO Ltd. 1.953% due 04/20/2029 •	5,301	5,264

Total Asset-Backed Securities (Cost $258,140)		253,089

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,144
Qatar Government International Bond 3.875% due 04/23/2023	1,900	1,909

Total Sovereign Issues (Cost $8,337)		8,053

SHORT-TERM INSTRUMENTS 28.5%
REPURCHASE AGREEMENTS (d) 21.2%		705,982

U.S. TREASURY BILLS 7.3%
0.812% due 07/07/2022 - 09/01/2022 (a)(b)	244,900	244,757

Total Short-Term Instruments (Cost $950,762)		950,739

Total Investments in Securities (Cost $4,762,102)		4,597,400

Total Investments 138.1% (Cost $4,762,102)		$4,597,400
Financial Derivative Instruments (e)(g) (0.0)%(Cost or Premiums, net $727)		(28)
Other Assets and Liabilities, net (38.1)%		(1,267,523)

Net Assets 100.0%		$3,329,849

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$6,600	$5,554	0.16%
Citigroup, Inc.				3.035	03/17/2026	03/10/2022		5,000	4,969	0.15
Oracle Corp.				1.650	03/25/2026	03/22/2021		200	179	0.01

								$11,800	$10,702	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	1.520%	07/01/2022	07/05/2022	$253,900		U.S. Treasury Bonds 2.875% due 05/15/2049		$(260,099)	$253,900	$253,900
FICC	0.400	06/30/2022	07/01/2022	782		U.S. Treasury Notes 3.000% due 06/30/2024		(798)	782	782
	1.450	06/30/2022	07/01/2022	251,300		U.S. Treasury Bonds 4.250% due 11/15/2040		(202,773)	251,300	251,310
						U.S. Treasury Notes 3.250% due 06/30/2029		(53,553)
MBC	1.490	06/30/2022	07/07/2022	200,000		U.S. Treasury Bonds 2.000% due 02/15/2050		(75,942)	200,000	200,008
						U.S. Treasury Notes 0.625% - 2.250% due 08/15/2027 - 08/15/2030		(131,544)

Total Repurchase Agreements								$(724,709)	$705,982	$706,000

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA						3.000%	07/01/2052	$76,074	$(70,808)	$(70,874)

Total Short Sales (2.1)%									$(70,808)	$(70,874)

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	1.061%	$3,900	$(147)	$141	$(6)	$0	$(3)
AT&T, Inc.	1.000	Quarterly	12/20/2025	1.108	900	12	(14)	(2)	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	1.142	3,800	58	(77)	(19)	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2026	1.227	900	8	(16)	(8)	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	1.520	5,700	22	(49)	(27)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	2.445	3,500	(22)	(176)	(198)	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2026	1.700	1,800	24	(74)	(50)	0	(2)

						$(45)	$(265)	$(310)	$0	$(16)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2022 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$600	$14	$(10)	$4	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	2,900	71	(57)	14	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,600	58	(52)	6	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	54,100	629	(630)	(1)	0	(11)

					$772	$(749)	$23	$0	$(12)

Total Swap Agreements					$727	$(1,014)	$(287)	$0	$(28)

Cash of $10,637 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$754,982	$0	$754,982
Industrials					0	163,869	0	163,869
Utilities					0	100,262	0	100,262
Municipal Bonds & Notes
Alabama					0	1,542	0	1,542
California					0	49,029	0	49,029
Florida					0	1,178	0	1,178
Georgia					0	1,080	0	1,080
Hawaii					0	13,648	0	13,648
Idaho					0	6,386	0	6,386
Kansas					0	2,306	0	2,306
Michigan					0	2,398	0	2,398
New Jersey					0	4,068	0	4,068
New York					0	46,580	0	46,580
Ohio					0	6,009	0	6,009
South Dakota					0	3,935	0	3,935
Texas					0	7,252	0	7,252
Utah					0	2,847	0	2,847
West Virginia					0	9,585	0	9,585
Wisconsin					0	5,031	0	5,031
U.S. Government Agencies					0	1,287,249	0	1,287,249
U.S. Treasury Obligations					0	594,485	0	594,485
Non-Agency Mortgage-Backed Securities					0	321,798	0	321,798
Asset-Backed Securities					0	253,089	0	253,089
Sovereign Issues					0	8,053	0	8,053
Short-Term Instruments
Repurchase Agreements					0	705,982	0	705,982
U.S. Treasury Bills					0	244,757	0	244,757

Total Investments					$0	$4,597,400	$0	$4,597,400

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(70,874)	$0	$(70,874)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$0	$(28)	$0	$(28)

Total Financial Derivative Instruments					$0	$(28)	$0	$(28)

Totals					$0	$4,526,498	$0	$4,526,498

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 262.4% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$34

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	871	895

Total Corporate Bonds & Notes (Cost $921)		929

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	3,929

Total Municipal Bonds & Notes (Cost $5,328)		3,929

U.S. GOVERNMENT AGENCIES 212.2%
Fannie Mae
0.200% due 02/25/2043 •(a)	2,250	16
0.443% due 03/01/2035 •	44	44
1.001% due 07/25/2037 •	286	280
1.009% due 07/25/2044 ~(a)	859	35
1.012% due 10/25/2046 ~(a)	319	12
1.029% due 01/25/2045 ~(a)	599	27
1.038% due 03/25/2045 ~(a)	1,149	48
1.066% (US0001M + 0.060%) due 12/25/2036 ~	876	866
1.101% due 07/25/2052 ~(a)	604	20
1.159% (US0001M + 0.220%) due 09/26/2033 ~	9	9
1.174% due 04/25/2046 ~(a)	610	33
1.230% due 04/25/2055 ~(a)	983	36
1.266% due 06/25/2032 •	1	1
1.267% due 07/25/2044 ~(a)	652	21
1.291% due 08/25/2054 ~(a)	1,160	48
1.296% due 08/25/2055 ~(a)	583	26
1.366% due 02/25/2033 •	10	9
1.401% due 08/25/2044 ~(a)	483	23
1.414% due 07/25/2045 ~(a)	2,656	127
1.492% due 10/01/2023 •	2	2
1.522% due 11/01/2035 •	4	4
1.524% due 08/01/2042 - 10/01/2044 •	812	826
1.550% due 11/01/2035 •	248	248
1.553% due 10/01/2031 •	15	15
1.571% due 06/01/2023 •	2	2
1.715% due 03/01/2035 •	15	16
1.724% due 10/01/2030 - 09/01/2040 •	155	156
1.765% due 01/01/2035 •	24	24
1.805% due 07/01/2035 •	7	7
1.844% due 07/25/2032 •	82	81
1.868% due 12/01/2035 •	23	22
1.906% due 09/01/2035 •	75	75
1.915% due 07/01/2034 •	104	104
1.945% due 09/01/2035 •	91	93
1.955% due 11/01/2031 •	9	9
1.957% due 09/01/2035 •	3	3
1.995% due 04/18/2028 •	6	6
1.995% (US0001M + 0.400%) due 12/18/2032 ~	7	7
1.996% due 02/01/2034 •	26	26
2.024% (US0001M + 0.400%) due 06/25/2029 ~	37	37
2.030% due 11/01/2035 •	4	4
2.045% due 10/18/2030 •	9	9
2.060% due 09/01/2034 •	51	53
2.074% due 06/25/2046 •	992	988
2.084% due 05/25/2035 ~	61	63
2.095% due 09/18/2027 •	7	7
2.124% due 06/25/2030 - 11/25/2059 •	13,280	13,315
2.125% due 06/01/2026 •	2	2
2.127% due 08/01/2029 •	8	8
2.134% due 08/01/2035 •	31	31

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.143% due 03/01/2025 •	1	1
2.152% due 07/01/2032 •	14	14
2.175% due 02/01/2035 •	15	15
2.180% due 03/01/2035 •	5	5
2.183% due 07/01/2027 •	1	1
2.184% due 11/01/2035 •	61	62
2.200% due 11/01/2026 •	32	32
2.204% due 02/01/2027 •	10	10
2.233% due 11/01/2025 •	1	1
2.277% due 09/01/2030 •	3	3
2.287% due 02/01/2036 •	14	14
2.314% due 10/25/2042 •	339	285
2.324% due 12/01/2031 - 10/25/2037 •	2,031	2,054
2.350% due 05/01/2026 •	1	1
2.358% due 01/25/2031 ~(a)	6,688	785
2.395% due 09/01/2030 •	4	4
2.450% due 06/01/2035 •	24	24
2.475% due 01/01/2030 •	38	38
2.482% due 05/01/2035 •	15	15
2.496% due 03/01/2024 •	1	1
2.501% due 05/01/2027 •	8	8
2.506% due 09/01/2031 •	6	6
2.524% due 04/25/2032 •	13	13
2.543% due 07/01/2035 •	50	50
2.610% due 12/01/2029 •	1	1
2.625% due 12/01/2023 •	2	2
2.631% due 12/01/2027 •	7	7
2.645% due 06/01/2029 •	10	10
2.672% due 05/01/2030 •	13	13
2.706% due 11/01/2025 •	11	11
2.720% due 02/01/2024 •	18	18
2.724% due 05/25/2023 •	1	1
2.750% due 04/01/2033 •	64	64
2.778% due 05/01/2036 •	29	31
2.827% due 06/01/2030 •	33	33
2.878% due 06/01/2032 •	17	17
2.980% due 05/01/2036 •	2	2
3.000% due 11/01/2042 - 05/01/2058	12,756	11,974
3.000% due 11/25/2043 - 12/25/2048 (a)	9,906	1,359
3.154% due 01/01/2026 •	30	30
3.182% due 05/01/2036 •	104	104
3.324% due 08/01/2029 •	1	1
3.356% due 06/01/2035 •	128	131
3.395% due 04/01/2032 •	2	2
3.400% due 01/01/2049 •	2,485	2,501
3.432% due 11/01/2048 •	1,110	1,119
3.445% due 02/01/2025 •	8	8
3.455% due 02/01/2026 •	4	4
3.500% due 08/01/2026 •	1	1
3.500% due 04/25/2046 (a)	345	24
3.500% due 06/01/2056 - 01/01/2059 (g)	29,691	28,911
3.575% due 02/01/2026 (g)	9,000	8,982
3.588% due 11/01/2028 •	26	26
3.624% due 05/01/2036 •	2	2
3.644% due 12/01/2048 •	2,329	2,355
3.776% due 11/01/2028 •	17	17
3.780% due 02/01/2031 •	9	10
3.820% due 05/01/2035 •	33	33
3.961% due 05/01/2036 •	3	3
4.000% due 09/01/2043 - 10/01/2043	254	255
4.000% due 06/25/2044 (a)	105	12
4.080% due 08/01/2028 •	18	19
4.376% (US0001M + 6.000%) due 11/25/2049 ~(a)	2,484	448
4.484% due 01/01/2028 •	1	1
4.500% due 02/01/2038 - 05/01/2041	65	66
4.500% due 04/01/2059 (g)	12,447	12,893
4.515% due 02/01/2028 •	14	14
4.526% (US0001M + 6.150%) due 07/25/2042 ~(a)	3,927	650
4.526% due 08/25/2042 •(a)	3,806	336
4.775% due 02/01/2030 •	38	38
5.000% due 04/25/2023 - 11/01/2039	214	218
5.019% due 09/01/2034 •	3	3
5.089% due 02/01/2031 •	28	28
5.094% due 01/01/2029 •	4	4
5.500% due 12/01/2035 - 11/01/2039	1,283	1,311
5.568% due 02/01/2031 •	17	18
5.728% due 12/01/2030 •	31	32
6.000% due 04/25/2031 - 02/01/2037	283	301
6.089% due 10/25/2031 þ	1	1
6.300% due 06/25/2031 ~	54	54
6.300% due 10/17/2038	8	8
6.500% due 02/25/2024 - 10/25/2031	506	537
6.500% due 04/25/2038 (a)	146	45
6.850% due 12/18/2027	82	85
6.856% due 10/25/2045 •	891	644
7.000% due 10/25/2022 - 09/01/2032	67	71

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

7.500% due 03/25/2023 - 07/25/2041	194	206
7.800% due 06/25/2026 ~	1	1
11.815% (US0001M + 15.000%) due 06/25/2042 ~	379	402
Farmer Mac 8.850% due 04/25/2030 «~	44	43
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	42,008	31,827
0.654% due 10/15/2037 ~(a)	76	2
0.718% due 10/15/2037 ~(a)	200	7
0.835% due 05/15/2037 ~(a)	140	5
1.039% due 11/25/2022 ~(a)	25,226	46
1.084% due 10/15/2041 ~(a)	332	12
1.144% due 08/15/2041 ~(a)	178	7
1.150% due 10/15/2037 - 10/15/2040 •	4,841	4,824
1.150% (US0001M + 0.350%) due 08/15/2040 ~	3,893	3,845
1.151% due 03/15/2037 ~(a)	206	10
1.183% due 11/15/2038 ~(a)	559	22
1.256% due 08/15/2036 ~(a)	288	7
1.288% due 02/15/2038 ~(a)	386	14
1.300% due 12/15/2046 •	648	644
1.334% due 11/15/2036 ~(a)	560	33
1.432% due 06/15/2038 ~(a)	423	23
1.449% due 07/01/2030 •	63	61
1.524% due 03/15/2031 •	18	18
1.574% (US0001M + 0.250%) due 07/15/2034 ~	3	3
1.624% due 06/15/2048 - 12/15/2048 •	3,847	3,811
1.674% due 12/15/2029 •	31	31
1.744% (US0001M + 0.120%) due 07/25/2031 ~	38	37
1.774% due 03/15/2024 - 11/15/2030 •	31	31
1.774% (US0001M + 0.450%) due 12/15/2031 ~	8	8
1.824% due 02/15/2028 •	6	6
1.858% due 12/01/2035 •	260	265
1.874% due 05/25/2031 - 03/15/2044 •	1,283	1,295
1.875% due 10/01/2035 •	48	50
1.904% due 09/25/2031 •	54	53
1.924% due 08/15/2035 •	306	307
2.125% due 10/01/2023 - 03/01/2033 •	39	38
2.152% due 10/01/2027 •	3	3
2.174% due 01/25/2050 •	1,862	1,868
2.239% due 03/01/2033 •	43	44
2.250% due 10/01/2024 •	11	11
2.262% due 01/01/2028 •	10	10
2.265% due 05/01/2032 •	6	6
2.274% due 04/15/2031 •	284	289
2.285% due 08/01/2035 •	8	8
2.324% due 06/15/2031 •	22	22
2.325% due 09/01/2026 •	1	1
2.348% due 12/01/2032 •	7	7
2.362% due 04/01/2029 •	1	1
2.365% due 10/01/2023 •	4	4
2.369% due 09/01/2028 •	3	3
2.370% due 11/01/2031 •	0	1
2.401% due 11/01/2034 •	44	45
2.426% due 07/01/2024 •	3	3
2.431% due 02/01/2029 •	3	3
2.445% due 05/01/2032 •	63	63
2.460% due 12/01/2026 •	3	3
2.472% due 07/01/2035 •	120	123
2.500% due 12/15/2027 (a)	1,856	88
2.518% due 02/01/2027 •	31	30
2.524% due 07/15/2027 •	116	118
2.534% due 09/01/2024 •	1	1
2.545% due 08/01/2027 •	3	3
2.575% due 09/01/2027 •	7	7
2.598% due 05/01/2032 •	97	97
2.615% due 02/01/2027 •	8	8
2.624% due 03/01/2032 •	4	4
2.625% due 11/01/2027 •	2	2
2.641% due 03/01/2027 •	1	1
2.644% due 11/01/2029 •	128	129
2.650% due 12/01/2029 •	8	8
2.674% due 10/01/2024 •	3	3
2.694% due 07/01/2027 •	4	4
2.697% due 08/01/2030 •	1	1
2.735% due 10/01/2027 •	3	3
2.741% due 03/01/2029 •	6	6
2.783% due 07/01/2030 •	2	2
2.812% due 06/01/2028 •	4	4
2.830% due 10/01/2036 •	37	38
2.848% due 11/01/2027 •	34	34
2.907% due 07/01/2028 •	65	65
3.000% due 08/15/2032 - 08/01/2046	6,023	5,792
3.000% due 02/15/2033 - 09/15/2048 (a)	3,817	365
3.367% due 02/01/2031 •	1	1
3.500% due 12/15/2022 - 09/01/2032	1,725	1,727
3.500% due 08/15/2026 - 08/15/2045 (a)	13,103	2,251

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.730% due 08/15/2032 ~	13	12
4.000% due 06/01/2029 - 12/01/2048	9,862	9,914
4.000% due 01/15/2046 (a)	4,406	730
4.500% due 03/01/2029 - 06/01/2048	7,082	7,275
5.000% due 05/01/2023 - 07/01/2041	6,990	7,311
5.500% due 12/01/2022 - 06/01/2041	15,511	16,614
6.000% due 09/15/2026 - 05/01/2040	2,325	2,516
6.250% due 12/15/2028	76	81
6.500% due 09/15/2022 - 10/25/2043	1,050	1,125
7.000% due 04/15/2023 - 12/01/2032	27	27
7.000% due 10/25/2023 (a)	2	0
7.322% due 12/15/2043 •	1,638	1,669
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	41	45
7.645% due 05/01/2025	241	251
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	15	14
9.435% (US0001M + 12.267%) due 05/15/2035 ~	3,134	2,917
10.203% due 05/15/2041 •	4,005	3,883
11.753% (US0001M + 16.000%) due 01/15/2035 ~	4,327	3,971
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	219	201
0.678% due 12/20/2045 ~(a)	604	16
0.680% due 11/20/2045 ~(a)	838	17
0.708% due 09/20/2045 ~(a)	1,058	18
0.725% due 06/20/2042 ~(a)	781	25
0.727% due 08/20/2045 ~(a)	341	6
0.775% due 06/20/2042 ~(a)	722	17
0.859% due 06/20/2043 ~(a)	709	21
1.092% due 03/16/2051 ~(a)	700	2
1.625% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	76	74
1.625% due 08/20/2024 - 07/20/2035 •	2,784	2,774
1.750% due 11/20/2028 - 12/20/2032 •	548	543
1.853% due 07/20/2070 - 08/20/2070 •	17,555	17,650
1.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	148	148
1.875% due 04/20/2027 - 04/20/2033 •	1,689	1,692
2.000% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	28	28
2.000% due 07/20/2027 - 08/20/2030 •	386	386
2.053% due 10/20/2070 •	9,522	9,622
2.271% due 09/20/2071 •	24,494	25,446
2.500% (H15T1Y + 1.500%) due 05/20/2025 - 10/20/2025 ~	7	6
2.500% due 03/20/2027 - 10/15/2046	1,901	1,826
2.500% due 07/20/2030 - 09/20/2030 •	36	36
2.624% due 10/20/2058 •	228	229
2.625% (H15T1Y + 1.500%) due 01/20/2023 - 03/20/2026 ~	115	114
2.625% due 01/20/2027 - 02/20/2032 •	268	272
2.642% due 01/20/2059 •	310	311
3.000% due 12/15/2042 - 11/20/2067	6,663	6,421
3.000% due 06/20/2046 (a)	249	33
3.000% due 02/20/2048 - 03/15/2050 (g)	8,810	8,346
3.125% due 01/20/2034 •	1,247	1,282
3.500% due 11/15/2041 - 02/20/2052 (g)	58,190	57,136
3.500% due 11/15/2041 - 02/15/2050	23,433	23,101
3.500% due 08/20/2042 - 09/20/2046 (a)	7,405	867
4.000% due 09/15/2040 - 03/15/2052	10,427	10,542
4.000% due 03/15/2045 - 07/15/2048 (g)	14,509	14,811
4.500% due 06/15/2035 - 11/20/2048	6,659	6,852
4.500% due 07/15/2039 - 01/20/2049 (g)	17,800	18,351
5.000% due 03/15/2033 - 12/20/2048	7,741	8,167
5.000% due 12/20/2041 - 08/20/2043 (g)	4,885	5,196
5.500% due 09/15/2031 - 07/15/2041	5,864	6,358
6.000% due 09/15/2036 - 12/15/2040	944	1,008
6.500% due 10/15/2023 - 07/15/2039	1,289	1,375
6.856% due 09/20/2045 •	1,736	1,309
7.000% due 09/15/2025 - 09/20/2028	8	8
7.500% due 12/15/2022 - 10/15/2031	25	26
8.000% due 06/15/2024 - 09/15/2031	36	40
8.500% due 06/15/2027 - 01/20/2031	201	204
9.000% due 06/15/2030 - 09/15/2030	20	21
Ginnie Mae, TBA
2.500% due 07/01/2052	91,850	84,086
3.000% due 07/01/2052 - 08/01/2052	130,050	122,581
3.500% due 07/01/2052	38,182	37,108
4.000% due 07/01/2052	5,950	5,926
4.500% due 08/01/2052	37,900	38,323
U.S. Small Business Administration
5.370% due 04/01/2028	782	799
5.490% due 05/01/2028	738	753
5.870% due 05/01/2026 - 07/01/2028	599	611
6.220% due 12/01/2028	114	121
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	364	303
2.000% due 11/01/2026 - 03/01/2033	2,036	1,931
2.000% due 04/01/2036 (g)	10,608	9,924
2.500% due 01/01/2032 - 04/01/2052	21,819	19,961
2.500% due 11/01/2050 - 04/01/2051 (g)	4,645	4,191

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.000% due 10/01/2026 - 04/01/2052	152,543	143,442
3.000% due 02/01/2050 - 12/01/2051 (g)	131,043	122,557
3.500% due 09/01/2025 - 04/01/2052	28,954	28,281
3.500% due 09/01/2047 - 03/01/2048 (g)	18,347	17,945
4.000% due 07/01/2025 - 12/01/2048	70,664	71,706
4.000% due 06/01/2049 (g)	18,487	18,490
4.500% due 06/01/2024 - 01/01/2049	15,554	16,031
5.000% due 09/01/2025 - 03/01/2049	4,403	4,562
5.500% due 07/01/2022 - 02/01/2042	8,817	9,359
6.000% due 07/01/2022 - 05/01/2041	10,532	11,327
6.500% due 05/01/2023 - 05/01/2040	4,595	4,909
8.000% due 07/01/2030 - 05/01/2032	8	8
8.500% due 08/01/2037	4	4
9.000% due 11/01/2025	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2052	14,400	11,950
2.500% due 07/01/2037 - 08/01/2052	341,620	310,593
3.000% due 07/01/2037 - 09/01/2052	149,235	141,511
3.500% due 07/01/2037 - 08/01/2052	766,200	738,776
4.000% due 07/01/2037 - 07/01/2052	180,890	178,391
5.000% due 07/01/2037 - 07/01/2052	700	717
5.500% due 07/01/2052 - 08/01/2052	500	520
6.000% due 07/01/2052	1,000	1,051
Vendee Mortgage Trust
5.898% due 01/15/2030 ~	115	122
6.500% due 03/15/2029	194	195

Total U.S. Government Agencies (Cost $2,673,918)		2,608,925

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.2%
Adjustable Rate Mortgage Trust 2.925% due 09/25/2035 ^~	235	211
AREIT Trust 3.508% due 04/15/2037 •	494	479
BAMLL Commercial Mortgage Securities Trust 2.174% due 09/15/2034 •	1,590	1,552
Banc of America Funding Trust
2.192% due 05/20/2035 ^•	253	222
5.753% due 10/25/2036 ^þ	532	485
6.337% due 01/25/2037 ^þ	511	467
Banc of America Mortgage Trust
2.733% due 02/25/2036 ^~	117	111
2.932% due 06/20/2031 ~	59	58
3.538% due 07/25/2034 ~	1	1
5.750% due 07/20/2032 ~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.321% due 01/25/2034 ~	2	2
2.572% due 08/25/2033 ~	72	69
2.778% due 11/25/2030 ~	1	1
2.842% due 02/25/2033 ~	2	1
3.500% due 08/25/2033 ~	102	98
Bear Stearns ALT-A Trust
2.752% due 05/25/2035 ~	148	143
2.954% due 11/25/2036 ^~	454	256
3.128% due 11/25/2036 ~	327	214
3.232% due 11/25/2036 ^~	178	109
Bear Stearns Mortgage Securities, Inc. 1.863% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust 2.999% due 12/26/2046 ^~	708	590
BellaVista Mortgage Trust 2.112% due 05/20/2045 •	128	85
Chase Mortgage Finance Trust
3.201% due 09/25/2036 ^~	20	18
6.000% due 07/25/2037	1,522	819
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.222% due 01/25/2035 ~	250	232
1.804% (US0001M + 0.180%) due 05/25/2036 ~	80	71
1.874% due 08/25/2035 •	107	100
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	16,918	14,533
2.829% due 08/25/2035 ^~	75	61
3.950% due 05/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •	102	101
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	446	405
Countrywide Alternative Loan Resecuritization Trust 5.665% due 08/25/2037 ^~	84	48
Countrywide Alternative Loan Trust
1.812% (US0001M + 0.200%) due 07/20/2046 ^~	309	237
1.892% due 09/20/2046 •	5,793	3,890
2.004% due 09/25/2046 ^•	2,556	2,296
2.024% due 05/25/2036 •	32	28
2.044% (US0001M + 0.420%) due 05/25/2035 ~	480	438
2.064% due 05/25/2035 •	71	65

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.124% due 05/25/2035 •	129	101
2.124% due 09/25/2046 ^•	3,694	2,855
2.124% due 10/25/2046 ^•	393	308
2.144% due 07/25/2046 ^•	1,627	1,131
2.184% due 12/25/2035 •	171	159
2.252% due 12/20/2035 •	493	452
2.304% due 10/25/2046 ^•	1,698	1,329
6.250% due 11/25/2036 ^	662	538
Countrywide Home Loan Mortgage Pass-Through Trust
2.011% due 06/19/2031 ~	4	4
2.084% due 05/25/2035 •	506	426
2.125% due 07/19/2031 ~	4	4
2.164% due 02/25/2035 •	69	64
2.204% (US0001M + 0.580%) due 04/25/2035 ~	282	248
2.204% due 04/25/2035 •	16	15
2.264% due 03/25/2035 •	34	29
2.284% (US0001M + 0.660%) due 02/25/2035 ~	324	303
2.304% due 02/25/2035 •	7	6
2.304% due 03/25/2036 •	139	80
2.324% due 02/25/2036 ^•	67	33
2.435% due 09/25/2034 ^~	131	117
2.920% due 09/25/2047 ^~	280	256
3.093% due 11/25/2037 ~	343	322
3.182% due 02/20/2036 ^~	86	71
3.571% due 08/25/2034 ^~	21	21
Credit Suisse First Boston Mortgage Securities Corp.
2.857% due 06/25/2033 ~	4	4
5.021% due 06/25/2032 ~	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	1,859	620
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,244	1,064
2.691% due 03/25/2060 ~	4,546	4,420
4.786% due 05/27/2053 ~	4,852	4,890
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 1.724% (US0001M + 0.100%) due 10/25/2036 ^~	8	7
Fannie Mae 1.500% due 02/25/2036 (a)	51,289	3,362
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	5	5
GreenPoint Mortgage Funding Trust
2.024% (US0001M + 0.400%) due 12/25/2046 ^~	1,414	1,314
2.164% due 04/25/2036 ^•	495	468
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.684% due 10/25/2033 ~	10	10
GS Mortgage Securities Corp. Trust 2.224% (US0001M + 0.900%) due 07/15/2031 ~	2,000	1,963
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~	39,015	33,413
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,829	1,571
2.500% due 02/25/2052 ~	3,733	3,207
3.000% due 09/25/2052 ~	17,004	15,213
GSR Mortgage Loan Trust
2.144% (US0001M + 0.520%) due 08/25/2046 ~	2,077	769
2.655% due 04/25/2036 ~	139	104
3.037% due 06/25/2034 ~	10	10
HarborView Mortgage Loan Trust
1.872% due 03/19/2037 •	234	211
2.052% (US0001M + 0.440%) due 05/19/2046 ^~	511	155
2.342% due 11/19/2034 ~	30	28
3.194% due 08/19/2034 ~	754	720
3.401% due 08/19/2036 ^~	54	52
HomeBanc Mortgage Trust
1.984% due 12/25/2036 •	27	27
2.484% (US0001M + 0.860%) due 08/25/2029 ~	125	121
Impac Secured Assets Trust 1.924% due 11/25/2036 •	161	157
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	2	2
IndyMac INDB Mortgage Loan Trust 2.224% (US0001M + 0.600%) due 11/25/2035 ^~	93	59
IndyMac INDX Mortgage Loan Trust
1.924% (US0001M + 0.300%) due 06/25/2037 ^~	315	138
2.044% due 05/25/2046 •	579	526
2.104% due 04/25/2035 •	47	41
2.104% due 07/25/2035 •	447	422
2.264% due 02/25/2035 •	86	78
2.735% due 01/25/2036 ^~	273	259
2.985% due 08/25/2035 ^~	484	404
3.002% due 01/25/2036 ^~	1	1
3.016% due 12/25/2034 ~	3	3
3.115% due 08/25/2036 ~	8,245	7,554
InTown Hotel Portfolio Trust 2.425% due 01/15/2033 •	7,600	7,564

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

JP Morgan Mortgage Trust
2.524% due 12/25/2049 •	2,428	2,352
2.574% (US0001M + 0.950%) due 08/25/2049 ~	1,465	1,450
3.000% due 01/25/2052 ~	7,269	6,627
3.000% due 04/25/2052 ~	6,712	6,005
3.000% due 05/25/2052 ~	22,588	20,039
3.414% due 10/25/2035 ~	566	516
Lehman XS Trust 2.264% due 11/25/2046 ^•	1,568	1,249
Luminent Mortgage Trust 1.984% (US0001M + 0.360%) due 12/25/2036 ^~	402	372
MASTR Adjustable Rate Mortgages Trust
2.104% (US0001M + 0.480%) due 05/25/2037 ~	368	175
2.224% due 05/25/2047 ^•	26	26
2.304% (US0001M + 0.680%) due 05/25/2047 ^~	3,350	2,851
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	75	60
MASTR Seasoned Securitization Trust 2.710% due 10/25/2032 ~	99	95
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.024% due 11/15/2031 •	129	126
2.204% due 11/15/2031 •	16	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.764% (US0001M + 0.440%) due 12/15/2030 ~	154	147
1.804% due 06/15/2030 •	114	109
Merrill Lynch Alternative Note Asset Trust 2.224% (US0001M + 0.600%) due 03/25/2037 ~	916	290
Merrill Lynch Mortgage Investors Trust
2.070% due 10/25/2028 •	11	10
2.113% due 04/25/2035 ~	4	4
2.649% due 01/25/2029 ~	1,025	950
Morgan Stanley Capital Trust 2.224% due 07/15/2035 •	2,500	2,426
Morgan Stanley Mortgage Loan Trust
2.134% due 02/25/2047 •	852	386
2.748% due 07/25/2035 ^~	414	364
Mortgage Equity Conversion Asset Trust
3.270% due 01/25/2042 •	15,219	14,568
3.280% (H15T1Y + 0.500%) due 05/25/2042 ~	7,010	6,855
3.300% (H15T1Y + 0.470%) due 02/25/2042 ~	2,232	2,047
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	7,909	7,665
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	131	128
OBX Trust 3.000% due 01/25/2052 ~	3,113	2,767
Prime Mortgage Trust 2.024% (US0001M + 0.400%) due 02/25/2034 ~	11	11
Residential Accredit Loans, Inc. Trust
2.164% due 05/25/2046 ^•	389	326
3.313% due 08/25/2035 ^~	442	189
Residential Funding Mortgage Securities, Inc. Trust 3.027% due 09/25/2035 ^~	655	459
Sequoia Mortgage Trust
2.224% due 01/20/2047 ^~	321	226
2.235% due 04/19/2027 •	11	10
2.295% due 10/19/2026 •	7	7
2.355% due 10/20/2027 •	109	106
Structured Adjustable Rate Mortgage Loan Trust
2.359% due 06/25/2034 •	243	224
2.911% due 11/25/2035 ^~	236	216
2.961% due 08/25/2035 ~	6	6
3.030% due 07/25/2034 ~	16	15
3.032% due 01/25/2035 ~	146	145
3.074% due 07/25/2035 ^~	22	20
3.586% due 10/25/2037 ^•	860	808
Structured Asset Mortgage Investments Trust
1.884% (US0001M + 0.260%) due 03/25/2037 ~	76	27
2.004% due 06/25/2036 •	63	62
2.044% due 05/25/2036 •	419	339
2.084% (US0001M + 0.460%) due 05/25/2045 ~	569	515
2.095% due 07/19/2035 •	761	712
2.224% due 08/25/2036 ^•	2,601	2,389
2.255% due 09/19/2032 •	381	369
2.255% (US0001M + 0.660%) due 10/19/2034 ~	56	53
2.295% due 03/19/2034 •	258	245
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	50	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.394% due 06/25/2033 ~	2	2
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	955	355
6.470% due 09/25/2036 ^þ	9,085	380
6.515% due 07/25/2037 þ	1,594	738
Thornburg Mortgage Securities Trust 2.439% due 06/25/2043 ~	196	186

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
1.316% due 11/25/2046 •	144	128
1.473% due 01/25/2047 •	585	523
1.476% due 02/25/2046 •	523	478
1.676% due 11/25/2042 •	24	23
1.876% (12MTA + 1.400%) due 06/25/2042 ~	86	80
1.876% (12MTA + 1.400%) due 08/25/2042 ~	230	218
2.144% (US0001M + 0.520%) due 11/25/2045 ~	476	440
2.204% due 10/25/2045 •	38	37
2.264% (US0001M + 0.640%) due 01/25/2045 ~	110	104
2.264% due 07/25/2045 •	19	17
2.284% due 01/25/2045 •	346	335
2.462% due 03/25/2034 ~	3	3
2.529% due 09/25/2033 ~	64	61
2.624% due 07/25/2044 •	58	54
2.674% due 12/25/2045 •	755	674
2.713% due 12/25/2036 ^~	523	484
2.742% due 04/25/2037 ^~	548	508
2.765% due 08/25/2033 ~	142	139
2.842% due 12/25/2035 ~	113	110
Washington Mutual Mortgage Pass-Through Certificates Trust
2.667% due 11/25/2030 ~	48	48
6.768% due 07/25/2036 þ	2,300	673
Wells Fargo Commercial Mortgage Trust 1.768% due 10/15/2045 ~(a)	8,689	0
Wells Fargo Mortgage-Backed Securities Trust 3.493% due 07/25/2034 ~	8	8

Total Non-Agency Mortgage-Backed Securities (Cost $243,026)		223,271

ASSET-BACKED SECURITIES 24.8%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	612	441
ACE Securities Corp. Home Equity Loan Trust
1.744% due 10/25/2036 •	138	59
2.284% (US0001M + 0.660%) due 11/25/2035 ~	421	422
2.674% due 07/25/2034 •	213	212
AFC Home Equity Loan Trust 2.434% due 06/25/2029 •	143	95
Allegro CLO Ltd. 2.209% (US0003M + 1.165%) due 10/16/2031 ~	3,300	3,245
American Money Management Corp. CLO Ltd. 1.914% due 04/17/2029 •	3,804	3,756
Amortizing Residential Collateral Trust 2.324% (US0001M + 0.700%) due 10/25/2031 ~	93	89
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.254% (US0001M + 0.630%) due 09/25/2028 ~	12	12
2.564% due 06/25/2029 •	178	167
Anchorage Capital CLO Ltd.
2.094% due 07/15/2030 •	4,100	4,053
2.276% due 07/22/2032 •	3,800	3,694
Apidos CLO 1.974% due 07/17/2030 •	9,000	8,872
Ares CLO Ltd. 2.186% (US0003M + 1.050%) due 04/22/2031 ~	3,800	3,707
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.359% due 10/25/2035 •	3,955	3,890
Asset-Backed Funding Certificates Trust
2.324% due 06/25/2034 •	125	120
2.644% due 03/25/2032 •	190	185
Asset-Backed Securities Corp. Home Equity Loan Trust
1.704% due 05/25/2037 •	1	1
1.844% due 06/15/2031 •	183	174
Atrium Corp. 1.966% due 04/22/2027 •	2,118	2,087
Bayview Financial Acquisition Trust 2.158% (US0001M + 0.525%) due 05/28/2037 ~	851	753
Bear Stearns Asset-Backed Securities Trust
2.274% (US0001M + 0.975%) due 02/25/2034 ~	362	344
2.424% (US0001M + 0.800%) due 09/25/2046 ~	570	535
2.824% due 10/25/2032 •	47	46
3.124% due 11/25/2042 •	193	188
3.157% due 06/25/2043 ~	10	9
Brookside Mill CLO Ltd. 1.864% (US0003M + 0.820%) due 01/17/2028 ~	232	233
Carlyle Global Market Strategies CLO Ltd. 2.014% (US0003M + 0.970%) due 04/17/2031 ~	798	780
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~	4,100	4,024
Carrington Mortgage Loan Trust 2.313% due 07/20/2030 •	4,200	4,154
CDC Mortgage Capital Trust 2.674% due 01/25/2033 •	91	93
Centex Home Equity Loan Trust
1.924% (US0001M + 0.300%) due 01/25/2032 ~	66	64
2.474% due 01/25/2032 •	167	169

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Chase Funding Trust
2.224% due 07/25/2033 •	21	20
2.264% due 08/25/2032 •	382	358
2.284% due 11/25/2032 •	112	109
CIFC Funding Ltd. 2.134% (US0003M + 0.950%) due 10/24/2030 ~	6,900	6,789
CIT Group Home Equity Loan Trust 2.599% due 12/25/2031 •	159	157
CIT Mortgage Loan Trust 2.974% due 10/25/2037 •	1,293	1,288
Citigroup Global Markets Mortgage Securities, Inc. 2.974% due 01/25/2032 •	305	306
Citigroup Mortgage Loan Trust 1.684% due 07/25/2045 •	153	115
Citigroup Mortgage Loan Trust, Inc. 2.029% (US0001M + 0.405%) due 08/25/2036 ~	357	357
Countrywide Asset-Backed Certificates 2.624% due 09/25/2032 •	1,056	1,023
Countrywide Asset-Backed Certificates Trust
1.764% due 07/25/2037 •	959	888
1.824% (US0001M + 0.200%) due 09/25/2037 ~	482	425
2.524% due 10/25/2047 •	901	869
Credit Suisse First Boston Mortgage Securities Corp. 2.364% due 08/25/2032 •	109	103
Credit-Based Asset Servicing & Securitization Trust 1.694% due 01/25/2037 ^•	267	97
Delta Funding Home Equity Loan Trust 2.144% due 09/15/2029 •	9	9
Dryden Senior Loan Fund
2.014% due 04/15/2031 •	5,400	5,269
2.014% due 04/18/2031 •	3,700	3,629
Ellington Loan Acquisition Trust
2.674% (US0001M + 1.050%) due 05/25/2037 ~	1,040	1,015
2.724% due 05/25/2037 •	491	475
EMC Mortgage Loan Trust 2.364% due 05/25/2040 •	166	155
Encore Credit Receivables Trust 2.314% (US0001M + 0.690%) due 07/25/2035 ~	2,947	2,874
EquiFirst Mortgage Loan Trust 2.104% due 01/25/2034 •	78	73
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	354	15
Fremont Home Loan Trust 1.864% due 08/25/2036 •	6,319	2,347
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~	7,900	7,774
Gallatin CLO Ltd.
2.134% due 07/15/2031 •	4,100	4,016
2.148% due 01/21/2028 •	4,882	4,842
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •	36	18
GMAC Mortgage Corp. Home Equity Loan Trust 1.486% due 01/25/2029 •	17	13
GSAMP Trust
1.764% (US0001M + 0.140%) due 12/25/2036 ~	981	562
1.924% due 10/25/2036 ^•	7,509	85
2.424% due 02/25/2033 •	94	90
Halseypoint Clo Ltd. 2.736% due 11/30/2032 •	4,450	4,376
Home Equity Mortgage Loan Asset-Backed Trust 1.844% (US0001M + 0.220%) due 04/25/2037 ~	695	551
IMC Home Equity Loan Trust
7.520% due 08/20/2028	6	6
JP Morgan Mortgage Acquisition Trust
1.784% due 08/25/2036 •	36	18
1.884% (US0001M + 0.260%) due 03/25/2037 ~	143	141
KKR CLO Ltd. 1.984% due 07/18/2030 •	3,200	3,149
LCM LP
1.914% due 07/19/2027 •	2,659	2,615
2.103% (US0003M + 1.040%) due 10/20/2027 ~	574	571
LCM Ltd. 2.143% (US0003M + 1.080%) due 04/20/2031 ~	5,800	5,669
Long Beach Mortgage Loan Trust
2.184% due 10/25/2034 •	62	58
2.674% (US0001M + 1.050%) due 10/25/2034 ~	339	337
3.049% (US0001M + 0.950%) due 03/25/2032 ~	238	234
Marathon CLO Ltd. 2.375% due 11/21/2027 •	175	175
MASTR Asset-Backed Securities Trust 2.374% (US0001M + 0.750%) due 12/25/2034 ^~	492	477
Merrill Lynch Mortgage Investors Trust
1.744% due 10/25/2037 ^•	1,419	598
1.784% due 09/25/2037 •	216	118
2.344% due 06/25/2035 •	194	192

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

MESA Trust 2.424% due 12/25/2031 •	77	76
MF1 Ltd. 2.960% due 06/19/2037 •	3,000	2,945
MidOcean Credit CLO
2.269% due 01/29/2030 •	4,139	4,086
2.528% due 02/20/2031 •	5,800	5,706
Morgan Stanley Mortgage Loan Trust
2.344% (US0001M + 0.720%) due 04/25/2037 ~	217	79
5.750% due 04/25/2037 ^~	522	295
6.000% due 02/25/2037 ^~	779	564
Mountain View CLO LLC
2.084% (US0003M + 1.040%) due 01/16/2031 ~	500	490
2.134% (US0003M + 1.090%) due 10/16/2029 ~	6,019	5,943
Mountain View CLO Ltd.
1.841% (US0003M + 0.820%) due 10/13/2027 ~	1,451	1,446
2.164% due 07/15/2031 •	3,400	3,337
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~	7,252	7,219
Newark BSL CLO Ltd. 2.154% (US0003M + 0.970%) due 07/25/2030 ~	6,896	6,772
NovaStar Mortgage Funding Trust 1.754% due 03/25/2037 •	1,682	1,192
Option One Mortgage Loan Trust
1.764% (US0001M + 0.140%) due 01/25/2037 ~	538	336
2.404% due 02/25/2035 •	2,228	2,158
Option One Mortgage Loan Trust Asset-Backed Certificates 2.314% due 11/25/2035 •	294	286
OZLM Ltd.
2.313% due 07/20/2030 •	3,578	3,534
2.336% (US0003M + 1.050%) due 04/30/2027 ~	128	128
Palmer Square CLO Ltd. 2.144% (US0003M + 1.100%) due 07/16/2031 ~	2,900	2,836
Palmer Square Loan Funding Ltd. 1.863% (US0003M + 0.800%) due 07/20/2029 ~	2,916	2,880
PRET LLC 3.721% due 07/25/2051 þ	7,789	7,434
Renaissance Home Equity Loan Trust
2.344% (US0001M + 0.720%) due 11/25/2034 ~	152	138
2.384% due 12/25/2032 •	19	16
2.504% due 08/25/2033 •	189	178
2.824% (US0001M + 1.200%) due 08/25/2032 ~	306	293
Residential Asset Mortgage Products Trust
2.224% due 03/25/2036 •	77	75
2.569% due 09/25/2035 •	1,829	1,772
Residential Asset Securities Corp. Trust 2.204% due 06/25/2033 •	51	47
Romark CLO Ltd. 2.214% (US0003M + 1.030%) due 10/23/2030 ~	33,700	33,105
SACO Trust 2.144% due 06/25/2036 ^•	34	32
Securitized Asset-Backed Receivables LLC Trust 1.744% (US0001M + 0.120%) due 12/25/2036 ^~	2,153	613
SLM Student Loan Trust
2.684% due 04/25/2023 •	8,863	8,847
3.029% due 12/15/2033 •	1,906	1,829
SMB Private Education Loan Trust 2.154% due 09/15/2037 •	7,788	7,623
Sound Point CLO Ltd. 2.084% (US0003M + 0.900%) due 01/23/2029 ~	5,439	5,362
Soundview Home Loan Trust 1.684% due 11/25/2036 •	63	21
Stratus CLO Ltd. 1.963% due 12/28/2029 •	4,179	4,106
Structured Asset Investment Loan Trust
2.554% (US0001M + 0.930%) due 06/25/2035 ~	11,234	10,852
2.599% due 09/25/2034 •	105	105
2.899% (US0001M + 1.275%) due 12/25/2034 ~	976	948
Structured Asset Securities Corp. Trust 2.314% (US0001M + 0.690%) due 09/25/2035 ~	568	545
Symphony CLO Ltd. 1.924% due 04/15/2028 •	1,078	1,069
TICP CLO Ltd. 1.903% (US0003M + 0.840%) due 04/20/2028 ~	4,114	4,088
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	8,850	8,594
Tralee CLO Ltd. 2.383% due 07/20/2029 •	8,811	8,748
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	245	220
Venture CLO Ltd.
1.924% due 04/15/2027 •	7,295	7,217
1.924% due 07/15/2027 •	671	671
2.193% due 04/20/2032 •	4,000	3,914
2.628% due 08/28/2029 •	15,418	15,318

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Wellfleet CLO Ltd.
1.953% due 04/20/2029 •	1,747	1,735
1.953% due 07/20/2029 •	1,721	1,704
1.973% due 04/20/2028 •	3,155	3,129
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 2.569% due 04/25/2034 •	67	67

Total Asset-Backed Securities (Cost $320,320)		304,846

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (f) 2.0%		24,782

U.S. TREASURY BILLS 4.8%
1.379% due 07/26/2022 - 09/15/2022 (c)(d)(j)	59,494	59,388

Total Short-Term Instruments (Cost $84,164)		84,170

Total Investments in Securities (Cost $3,327,677)		3,226,070

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	1,904,040	18,477

Total Short-Term Instruments (Cost $18,482)		18,477

Total Investments in Affiliates (Cost $18,482)		18,477

Total Investments 263.9% (Cost $3,346,159)		$3,244,547
Financial Derivative Instruments (h)(i) 0.1%(Cost or Premiums, net $20,812)		1,544
Other Assets and Liabilities, net (164.0)%		(2,016,757)

Net Assets 100.0%		$1,229,334

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$1,710	U.S. Treasury Notes 3.000% due 06/30/2024		$(1,744)	$1,710	$1,710
SGY	1.350	07/01/2022	07/07/2022	11,552	U.S. Treasury Notes 1.375% due 12/31/2028		(11,540)	11,552	11,552
	1.410	06/29/2022	07/01/2022	11,520	U.S. Treasury Notes 1.375% due 12/31/2028		(11,540)	11,520	11,521

Total Repurchase Agreements							$(24,824)	$24,782	$24,783

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

CSN				1.590%	06/22/2022	07/14/2022	$(13,506)		$(13,511)
				1.590	06/23/2022	07/14/2022	(55,894)		(55,914)
TDM				1.290	06/13/2022	07/14/2022	(243,307)		(243,464)

Total Reverse Repurchase Agreements									$(312,889)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Government Agencies (2.9)%
Uniform Mortgage-Backed Security, TBA					2.000%	08/01/2052	$15,300	$(13,267)	$(13,268)
Uniform Mortgage-Backed Security, TBA					3.000	07/01/2052	20,905	(19,115)	(19,476)
Uniform Mortgage-Backed Security, TBA					4.000	07/01/2037	2,500	(2,518)	(2,522)

	Total U.S. Government Agencies							(34,900)	(35,266)

U.S. Treasury Obligations (0.9)%
U.S. Treasury Notes					1.375%	12/31/2028	12,800	(12,335)	(11,628)

Total Short Sales (3.8)%								$(47,235)	$(46,894)

(g)							Securities with an aggregate market value of $323,877 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(239,430) at a weighted average interest rate of 0.839%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Payable for short sales includes $(88) of accrued interest.
(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2022	1,380	$163,573	$(929)		$1,402	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	51	$(7,872)	$82		$0	$(119)

Total Futures Contracts							$(847)		$1,402	$(119)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$50,800	$2	$1,217	$1,219	$0	$(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	83,000	(2,342)	(273)	(2,615)	303	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	32,419	124	(2,895)	(2,771)	205	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	174,100	14,188	5,073	19,261	0	(1,461)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	55,800	(1,958)	(1,656)	(3,614)	378	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	25,400	0	(3,181)	(3,181)	192	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	14,700	0	(1,901)	(1,901)	111	0
Receive	1-Day USD-SOFR Compounded-OIS	1.758	Annual	03/16/2032	14,500	82	1,141	1,223	0	(116)
Pay	1-Day USD-SOFR Compounded-OIS	1.760	Annual	05/09/2032	8,500	(89)	(656)	(745)	69	0
Pay	1-Day USD-SOFR Compounded-OIS	1.767	Annual	05/09/2032	8,500	(90)	(650)	(740)	69	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/09/2032	9,400	(100)	(701)	(801)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	1.869	Annual	05/09/2032	9,300	(94)	(632)	(726)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	1.875	Annual	05/09/2032	8,900	(90)	(600)	(690)	72	0
Pay	1-Day USD-SOFR Compounded-OIS	2.198	Annual	06/08/2032	7,700	(82)	(310)	(392)	64	0
Pay	1-Day USD-SOFR Compounded-OIS	2.204	Annual	06/08/2032	7,700	(82)	(306)	(388)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	2.314	Annual	06/08/2032	24,900	242	774	1,016	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	2.373	Annual	06/08/2032	11,500	107	303	410	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	4,300	46	103	149	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	2.436	Annual	06/08/2032	5,800	56	119	175	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	2.451	Annual	06/08/2032	8,000	76	154	230	0	(68)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	16,000	(1,027)	(1,137)	(2,164)	125	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	130,000	11,974	(139)	11,835	0	(1,056)
Receive	1-Day USD-SOFR Compounded-OIS	2.553	Annual	06/15/2032	21,500	45	392	437	0	(184)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	2,233	2,233	0	(220)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	03/03/2025	188,700	184	7,814	7,998	0	(612)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	04/05/2025	188,700	215	8,372	8,587	0	(633)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	05/04/2025	188,700	223	8,096	8,319	0	(676)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	14,840	(272)	(1,803)	(2,075)	90	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	154,500	1,026	(15,084)	(14,058)	992	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	3,900	24	305	329	0	(29)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	6,500	30	513	543	0	(54)

Total Swap Agreements	$22,418	$4,685	$27,103	$2,886	$(5,520)

Cash of 20,371 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	This instrument has a forward starting effective date.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.313%	07/06/2022	140,100	$543	$5,952
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	08/04/2022	5,000	46	77
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880	08/04/2022	9,400	122	103
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	08/04/2022	6,800	75	47
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.043	08/04/2022	1,300	15	8
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	09/14/2022	23,800	250	432
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	09/14/2022	23,800	250	84
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	04/06/2023	3,100	66	62
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	04/14/2023	3,000	71	71
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/14/2022	23,800	265	612
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.655	09/14/2022	23,800	265	56
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.898	08/04/2022	7,900	102	81
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.348	04/13/2023	3,000	60	64
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	04/20/2023	2,900	71	76
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	04/20/2023	2,900	64	71
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/21/2023	3,200	94	88
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.851	08/04/2022	7,000	75	84
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.859	08/04/2022	2,800	31	33

$2,465	$8,001

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	$91.875	09/07/2022	34,000	$239	$62
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	91.797	08/04/2022	35,000	164	20
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.313	08/04/2022	35,000	145	22
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	94.547	08/04/2022	34,000	133	24
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.859	08/04/2022	45,000	127	68
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	96.453	08/04/2022	93,000	320	51
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2052	67.000	08/04/2022	91,000	4	0
Put - OTC Ginnie Mae, TBA 3.000% 08/01/2052	68.000	08/04/2022	21,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	66.000	07/07/2022	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2052	67.000	08/04/2022	64,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2052	68.000	07/07/2022	49,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	70.000	08/04/2022	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	71.000	07/07/2022	55,000	2	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

MSC	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2052	92.938	09/07/2022	25,000	158	73
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.664	07/07/2022	3,500	36	62
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	3,500	36	64
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2052	71.000	08/04/2022	75,000	3	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2052	70.000	07/07/2022	76,000	3	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	75.000	08/04/2022	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2052	70.000	07/07/2022	215,000	8	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	75.000	08/04/2022	390,000	15	0

$1,410	$446

Total Purchased Options	$3,875	$8,447

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680%	07/07/2022	2,600	$(36)	$(32)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	2,600	(36)	(30)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.230	08/04/2022	22,500	(112)	(71)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.481	08/04/2022	16,300	(130)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.483	08/04/2022	37,800	(323)	(48)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.491	08/04/2022	19,900	(153)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.255	09/07/2022	15,800	(160)	(96)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.490	09/07/2022	19,000	(227)	(61)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.911	08/04/2022	4,400	(37)	(43)
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/06/2023	17,000	(65)	(70)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/14/2023	16,700	(71)	(70)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.074	08/04/2022	4,400	(35)	(25)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	04/13/2023	16,700	(60)	(69)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/20/2023	32,400	(136)	(106)
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/21/2023	17,800	(95)	(58)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.498	08/04/2022	19,900	(158)	(24)

$(1,834)	$(848)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$92.703	09/07/2022	24,000	$(278)	$(329)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	93.563	09/07/2022	23,500	(176)	(221)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.438	09/07/2022	21,000	(121)	(125)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.703	09/07/2022	22,000	(144)	(112)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.297	07/07/2022	11,000	(69)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	26,500	(182)	(165)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.250	08/04/2022	13,500	(67)	(46)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.750	08/04/2022	14,000	(66)	(68)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.828	08/04/2022	20,500	(109)	(105)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	100.313	08/04/2022	10,000	(31)	(72)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	11,500	(43)	(76)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	20,500	(72)	(136)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	36,000	(135)	(300)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	11,500	(29)	(48)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	92.773	09/07/2022	3,000	(35)	(40)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	8,000	(40)	(101)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2052	95.594	08/04/2022	5,000	(13)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.867	08/04/2022	5,500	(27)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	4,000	(21)	(22)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	9,000	(60)	(45)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2052	95.453	08/04/2022	20,000	(139)	(21)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.219	09/07/2022	30,500	(403)	(711)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	29,500	(203)	(187)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	21,500	(121)	(94)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	10,000	(35)	(74)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	11,500	(44)	(96)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	21,500	(97)	(173)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	90.156	09/07/2022	17,000	(231)	(535)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	91.375	09/07/2022	23,000	(302)	(510)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	15,000	(89)	(77)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	9,500	(49)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.281	07/07/2022	22,500	(111)	(48)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.281	08/04/2022	2,500	(12)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.844	08/04/2022	6,000	(32)	(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	99.906	08/04/2022	11,000	(28)	(60)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.281	08/04/2022	2,500	(8)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2052	101.844	08/04/2022	6,000	(22)	(6)

$(3,644)	$(4,704)

Total Written Options	$(5,478)	$(5,552)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(j)

Securities with an aggregate market value of $3,394 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$34	$0	$34
Industrials	0	895	0	895
Municipal Bonds & Notes
Texas	0	3,929	0	3,929
U.S. Government Agencies	0	2,608,882	43	2,608,925
Non-Agency Mortgage-Backed Securities	0	223,271	0	223,271
Asset-Backed Securities	0	304,846	0	304,846
Short-Term Instruments
Repurchase Agreements	0	24,782	0	24,782
U.S. Treasury Bills	0	59,388	0	59,388

	$0	$3,226,027	$43	$3,226,070
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,477	$0	$0	$18,477

Total Investments	$18,477	$3,226,027	$43	$3,244,547

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(35,266)	0	(35,266)
U.S. Treasury Obligations	0	(11,628)	0	(11,628)

	$0	$(46,894)	$0	$(46,894)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,288	0	4,288
Over the counter	0	8,447	0	8,447

	$0	$12,735	$0	$12,735
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,639)	0	(5,639)
Over the counter	0	(5,552)	0	(5,552)

	$0	$(11,191)	$0	$(11,191)

Total Financial Derivative Instruments	$0	$1,544	$0	$1,544

Totals	$18,477	$3,180,677	$43	$3,199,197

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.7% ¤
CORPORATE BONDS & NOTES 2.4%
INDUSTRIALS 2.4%
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	$1,000	$877
Northwell Healthcare, Inc. 4.260% due 11/01/2047	2,000	1,838

Total Corporate Bonds & Notes (Cost $3,038)		2,715

MUNICIPAL BONDS & NOTES 93.9%
ALABAMA 0.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,000	1,002

ARIZONA 2.3%
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2021 4.000% due 04/01/2040	1,350	1,302
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,318

		2,620

CALIFORNIA 7.0%
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	1,000	978
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,447
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	240	235
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,070	1,014
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,093
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	1,856
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,000	1,084
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	130	139

		7,846

CONNECTICUT 2.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,855

FLORIDA 8.8%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,074
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	1,000	974
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,474
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,419
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	937
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,083
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	1,879

		9,840

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	300	333

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2022 (Unaudited)

HAWAII 1.4%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,559

ILLINOIS 8.2%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,121
5.250% due 01/01/2028	2,000	2,072
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	983
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,118
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 4.000% due 01/01/2038	905	874

		9,168

INDIANA 0.8%
Indiana Finance Authority Health System Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	945

KANSAS 1.0%
Kansas Development Finance Authority Revenue Bonds, (BAM Insured),Series 2021 2.774% due 05/01/2051	1,500	1,158

LOUISIANA 1.3%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,487

MARYLAND 1.0%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2036	1,000	1,080

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	1,000	1,093
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	1,000	1,041

		2,134

MICHIGAN 2.7%
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,000

MINNESOTA 2.3%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,586

NEVADA 3.1%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,023
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	613
0.000% due 06/01/2036 (a)	1,520	869

		3,505

NEW JERSEY 2.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,047
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	1,000	986
4.000% due 06/15/2050	1,000	912

		2,945

NEW YORK 10.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	1,130	1,034
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2042	6,100	6,573
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	592
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,088
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (b)	695	664

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2022 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	1,945

		11,896

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	298

OREGON 0.7%
Oregon Education Districts General Obligation Bonds, Series 2021 2.207% due 06/30/2033	1,000	833

PENNSYLVANIA 12.6%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	1,737
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,468
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	980
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2056	1,000	903
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	2,962
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	579
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,055
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,457

		14,141

TENNESSEE 3.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,230
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,121

		4,351

TEXAS 13.5%
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,268
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,592
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,534
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,664
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,172
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,018
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	2,984

		15,232

WASHINGTON 2.9%
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,263

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,468

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $109,932)		105,545

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.4%		502

Total Short-Term Instruments (Cost $502)		502

Total Investments in Securities (Cost $113,472)		108,762

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	222,529	2,159

Total Short-Term Instruments (Cost $2,160)		2,159

Total Investments in Affiliates (Cost $2,160)		2,159

Total Investments 98.7% (Cost $115,632)		$110,921
Other Assets and Liabilities, net 1.3%		1,498

Net Assets 100.0%		$112,419

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	(a)							Zero coupon security.
	(b)							RESTRICTED SECURITIES:

Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020					4.200%	11/01/2054	11/18/2021	$789	$664	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$502	U.S. Treasury Notes 3.000% due 06/30/2024		$(512)	$502		$502

Total Repurchase Agreements							$(512)	$502		$502

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials				$0	$2,715	$0	$2,715
Municipal Bonds & Notes
	Alabama				0	1,002	0	1,002
	Arizona				0	2,620	0	2,620
	California				0	7,846	0	7,846
	Connecticut				0	2,855	0	2,855
	Florida				0	9,840	0	9,840
	Georgia				0	333	0	333
	Hawaii				0	1,559	0	1,559
	Illinois				0	9,168	0	9,168
	Indiana				0	945	0	945
	Kansas				0	1,158	0	1,158
	Louisiana				0	1,487	0	1,487
	Maryland				0	1,080	0	1,080
	Massachusetts				0	2,134	0	2,134
	Michigan				0	3,000	0	3,000
	Minnesota				0	2,586	0	2,586
	Nevada				0	3,505	0	3,505
	New Jersey				0	2,945	0	2,945
	New York				0	11,896	0	11,896
	Ohio				0	298	0	298
	Oregon				0	833	0	833
	Pennsylvania				0	14,141	0	14,141
	Tennessee				0	4,351	0	4,351
	Texas				0	15,232	0	15,232
	Washington				0	3,263	0	3,263
	Wisconsin				0	1,468	0	1,468
Short-Term Instruments
	Repurchase Agreements				0	502	0	502

					$0	$108,762	$0	$108,762
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$2,159	$0	$0	$2,159

Total Investments					$2,159	$108,762	$0	$110,921

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.1% ¤
U.S. TREASURY OBLIGATIONS 178.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$50	$51
0.125% due 07/15/2024	4,261	4,302
0.125% due 10/15/2024	789	794
0.125% due 04/15/2025 (c)	5,595	5,600
0.125% due 04/15/2026 (c)	5,291	5,243
0.125% due 10/15/2026 (c)	614	608
0.125% due 01/15/2030	3,606	3,445
0.125% due 01/15/2031	2,931	2,791
0.125% due 07/15/2031	4,163	3,962
0.125% due 01/15/2032 (c)	3,587	3,408
0.125% due 02/15/2051	1,699	1,311
0.125% due 02/15/2052	62	49
0.250% due 01/15/2025	37	37
0.250% due 02/15/2050	315	249
0.375% due 07/15/2025 (c)	5,234	5,288
0.375% due 01/15/2027 (c)	6,342	6,321
0.500% due 04/15/2024 (c)	8,710	8,832
0.625% due 04/15/2023 (c)	2,095	2,131
0.625% due 01/15/2024	1,078	1,096
0.625% due 02/15/2043	377	334
0.750% due 07/15/2028	1,958	1,973
0.750% due 02/15/2042	2,303	2,107
0.750% due 02/15/2045	540	485
0.875% due 02/15/2047	156	144
1.000% due 02/15/2046	2,037	1,934
1.000% due 02/15/2048	2,063	1,973
1.375% due 02/15/2044	794	813
1.750% due 01/15/2028 (c)	6,966	7,398
2.125% due 02/15/2041	2,679	3,118
3.625% due 04/15/2028 (c)	4,933	5,764
3.875% due 04/15/2029	3,177	3,838

Total U.S. Treasury Obligations (Cost $91,898)		85,399

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.904% due 01/25/2035 •	72	69
Merrill Lynch Mortgage Investors Trust 2.044% due 07/25/2030 •	402	379

Total Non-Agency Mortgage-Backed Securities (Cost $453)		448

SHORT-TERM INSTRUMENTS 5.7%
REPURCHASE AGREEMENTS (b) 5.7%		2,714

Total Short-Term Instruments (Cost $2,714)		2,714

Total Investments in Securities (Cost $95,065)		88,561

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	253,192	2,457

Total Short-Term Instruments (Cost $2,458)		2,457

Total Investments in Affiliates (Cost $2,458)		2,457

Total Investments 190.2% (Cost $97,523)		$91,018
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $(223))		1
Other Assets and Liabilities, net (90.2)%		(43,178)

Net Assets 100.0%		$47,841

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BSN	1.180%	06/17/2022	07/07/2022	$2,023	U.S. Treasury Inflation Protected Securities 0.375% - 3.625% due 07/15/2025 - 04/15/2028	$(2,024)	$2,023	$2,024
1.180	06/22/2022	07/07/2022	468	U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2024	(465)	468	468
FICC	0.400	06/30/2022	07/01/2022	223	U.S. Treasury Notes 3.000% due 06/30/2024	(228)	223	223

Total Repurchase Agreements	$(2,717)	$2,714	$2,715

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	1.180%	06/07/2022	07/07/2022	$(39,761)	$(39,792)
GRE	1.530	06/27/2022	07/05/2022	(220)	(220)

Total Reverse Repurchase Agreements	$(40,012)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BCY	1.560%	06/27/2022	07/01/2022	$(3,437)	$(3,438)

Total Sale-Buyback Transactions	$(3,438)

(c)	Securities with an aggregate market value of $43,200 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(45,269) at a weighted average interest rate of 0.712%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2022	JPY	9,200	$71	$3	$0

Total Forward Foreign Currency Contracts	$3	$0

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$(2)
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options	$(223)	$(2)

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$85,399	$0	$85,399
Non-Agency Mortgage-Backed Securities	0	448	0	448
Short-Term Instruments
Repurchase Agreements	0	2,714	0	2,714

	$0	$88,561	$0	$88,561
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,457	$0	$0	$2,457

Total Investments	$2,457	$88,561	$0	$91,018

Financial Derivative Instruments - Assets
Over the counter	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$2,457	$88,562	$0	$91,019

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤
CORPORATE BONDS & NOTES 67.1%
BANKING & FINANCE 28.4%
AerCap Ireland Capital DAC 3.850% due 10/29/2041	$200	$144
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051	500	337
Ally Financial, Inc. 8.000% due 11/01/2031	200	223
American Homes 4 Rent LP 4.250% due 02/15/2028	300	287
American Tower Corp. 2.100% due 06/15/2030	800	641
Bank of America Corp.
2.831% due 10/24/2051 •	800	549
2.884% due 10/22/2030 •	1,400	1,224
3.824% due 01/20/2028 •	300	288
Barclays PLC 2.645% due 06/24/2031 •	700	580
BNP Paribas SA 3.132% due 01/20/2033 •	300	251
Brookfield Finance, Inc. 3.500% due 03/30/2051	800	577
CBRE Services, Inc. 4.875% due 03/01/2026	300	303
Citigroup, Inc. 3.106% due 04/08/2026 •	1,300	1,250
CNA Financial Corp. 2.050% due 08/15/2030	400	322
Credit Suisse AG 1.250% due 08/07/2026	400	350
Credit Suisse Group AG 2.593% due 09/11/2025 •	300	283
Crown Castle International Corp.
1.050% due 07/15/2026	500	433
3.250% due 01/15/2051	300	216
Deutsche Bank AG
3.961% due 11/26/2025 •	400	387
4.162% due 05/13/2025	200	198
Equinix, Inc. 3.000% due 07/15/2050	300	206
GLP Capital LP 5.250% due 06/01/2025	200	197
Goldman Sachs Group, Inc. 2.600% due 02/07/2030	1,300	1,110
HSBC Holdings PLC 2.848% due 06/04/2031 •	600	508
JPMorgan Chase & Co. 2.182% due 06/01/2028 •	1,500	1,335
Lazard Group LLC 4.375% due 03/11/2029	100	96
Lloyds Banking Group PLC 4.375% due 03/22/2028	400	389
Mid-America Apartments LP 3.950% due 03/15/2029	400	382
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030	1,000	816
Natwest Group PLC 4.892% due 05/18/2029 •	500	485
Nomura Holdings, Inc.
2.679% due 07/16/2030	200	164
5.099% due 07/03/2025 (a)	300	302
Societe Generale SA 6.221% due 06/15/2033 •	200	191
Standard Chartered PLC 3.971% due 03/30/2026 •	200	196
VICI Properties LP 4.375% due 05/15/2025	300	294
Wells Fargo & Co.
2.393% due 06/02/2028 •	200	179
2.879% due 10/30/2030 •	1,500	1,320
Welltower, Inc. 4.250% due 04/01/2026	400	396

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2022 (Unaudited)

Weyerhaeuser Co. 4.000% due 04/15/2030	400	377

		17,786

INDUSTRIALS 31.3%
AbbVie, Inc. 4.850% due 06/15/2044	300	287
Alibaba Group Holding Ltd. 2.700% due 02/09/2041	200	138
America Movil SAB de CV 5.375% due 04/04/2032	300	267
Amgen, Inc. 3.200% due 11/02/2027	300	286
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	200	170
Anheuser-Busch InBev Finance, Inc. 4.625% due 02/01/2044	400	359
BAT Capital Corp. 4.700% due 04/02/2027	100	98
Baxter International, Inc. 1.730% due 04/01/2031	400	317
Becton Dickinson and Co. 1.957% due 02/11/2031	400	323
Boeing Co. 3.950% due 08/01/2059	1,000	674
Boston Scientific Corp. 2.650% due 06/01/2030	400	349
Broadcom, Inc.
1.950% due 02/15/2028	300	256
3.750% due 02/15/2051	400	297
Cameron LNG LLC 3.302% due 01/15/2035	300	257
CDW LLC 3.250% due 02/15/2029	400	338
Charter Communications Operating LLC 3.950% due 06/30/2062	1,000	670
Constellation Brands, Inc.
3.150% due 08/01/2029	100	90
4.500% due 05/09/2047	300	267
CSL Finanace PLC Co. 4.950% due 04/27/2062	200	192
CSX Corp. 3.250% due 06/01/2027	400	384
Dell International LLC 8.100% due 07/15/2036	300	351
Energy Transfer LP 5.350% due 05/15/2045	400	349
Entergy Louisiana LLC 2.900% due 03/15/2051	700	506
General Electric Co. 4.500% due 03/11/2044	200	174
Global Payments, Inc. 4.150% due 08/15/2049	300	235
GSK Consumer Healthcare Capital U.S. LLC 3.375% due 03/24/2029	500	468
HCA, Inc. 4.375% due 03/15/2042	700	565
Humana, Inc. 3.950% due 03/15/2027	400	393
Kellogg Co. 2.100% due 06/01/2030	400	333
L3Harris Technologies, Inc. 3.832% due 04/27/2025	300	298
Magallanes, Inc. 5.391% due 03/15/2062	600	503
Marriott International, Inc. 4.625% due 06/15/2030	400	384
Marvell Technology, Inc. 2.950% due 04/15/2031	200	168
McDonald's Corp. 3.800% due 04/01/2028	400	392
Moody's Corp. 3.250% due 01/15/2028	400	379
Motorola Solutions, Inc. 4.600% due 05/23/2029	200	192
Norfolk Southern Corp. 2.900% due 06/15/2026	400	382
Northrop Grumman Corp. 4.400% due 05/01/2030	400	400
NXP BV 4.875% due 03/01/2024	400	404
Oracle Corp. 3.250% due 11/15/2027	400	369
Petroleos Mexicanos 6.700% due 02/16/2032	200	153

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2022 (Unaudited)

Philip Morris International, Inc. 1.750% due 11/01/2030	400	310
Quanta Services, Inc. 3.050% due 10/01/2041	600	417
RELX Capital, Inc. 3.000% due 05/22/2030	300	270
Rogers Communications, Inc. 5.000% due 03/15/2044	500	466
Skyworks Solutions, Inc. 1.800% due 06/01/2026	300	266
Spectra Energy Partners LP 3.375% due 10/15/2026	400	381
Stryker Corp. 1.950% due 06/15/2030	400	333
Sysco Corp. 4.850% due 10/01/2045	400	370
T-Mobile USA, Inc. 3.600% due 11/15/2060	800	585
Targa Resources Corp. 5.200% due 07/01/2027 (a)	200	201
TD SYNNEX Corp. 1.250% due 08/09/2024	300	280
TransCanada PipeLines Ltd. 4.875% due 01/15/2026	500	508
TSMC Arizona Corp. 3.125% due 10/25/2041	200	165
VeriSign, Inc. 2.700% due 06/15/2031	300	242
Walt Disney Co. 5.400% due 10/01/2043	700	743
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026	400	365
Zoetis, Inc. 4.700% due 02/01/2043	300	288

		19,607

UTILITIES 7.4%
Alabama Power Co. 3.450% due 10/01/2049	300	238
Constellation Energy Generation LLC 3.250% due 06/01/2025	300	287
Eversource Energy 4.200% due 06/27/2024	200	201
MidAmerican Energy Co. 4.250% due 07/15/2049	1,100	1,023
NextEra Energy Capital Holdings, Inc. 5.000% due 07/15/2032	100	102
Pacific Gas & Electric Co. 4.000% due 12/01/2046	900	633
Southern California Edison Co.
2.850% due 08/01/2029	100	89
2.950% due 02/01/2051	200	136
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	500	410
Verizon Communications, Inc.
3.000% due 11/20/2060	600	409
4.329% due 09/21/2028	600	597
Vodafone Group PLC 7.875% due 02/15/2030	400	473

		4,598

Total Corporate Bonds & Notes (Cost $43,521)		41,991

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Bonds
3.250% due 05/15/2042	2,200	2,148
U.S. Treasury Notes
2.875% due 05/15/2032	2,300	2,274

Total U.S. Treasury Obligations (Cost $4,474)		4,422

SHORT-TERM INSTRUMENTS 47.5%
REPURCHASE AGREEMENTS 47.5%		29,700

Total Short-Term Instruments (Cost $29,700)		29,700

Total Investments in Securities (Cost $77,695)		76,113

Total Investments 121.7% (Cost $77,695)		$76,113
Financial Derivative Instruments (a)(c) 0.1%(Cost or Premiums, net $161)		83

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2022 (Unaudited)

Other Assets and Liabilities, net (21.8)%	(13,633)

Net Assets 100.0%	$62,563

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SCX	1.520%	07/01/2022	07/05/2022	$14,900	U.S. Treasury Note/Bond 0.250% due 08/31/2025	$(15,218)	$14,900	$14,900
1.540	06/30/2022	07/01/2022	14,800	U.S. Treasury Bonds 2.000% due 11/15/2041	(605)	14,800	14,801
U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(16,568)

Total Repurchase Agreements	$(32,391)	$29,700	$29,701

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2022	28	$5,880	$(19)	$16	$0
U.S. Treasury 5-Year Note September Futures	09/2022	100	11,225	(16)	70	0

Total Futures Contracts	$(35)	$86	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$17,100	$161	$(161)	$0	$0	$(3)

Total Swap Agreements	$161	$(161)	$0	$0	$(3)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,786	$0	$17,786
Industrials	0	19,607	0	19,607
Utilities	0	4,598	0	4,598
U.S. Treasury Obligations	0	4,422	0	4,422
Short-Term Instruments

Schedule of Investments Sector Funds: PIMCO Sector Fund Series – I (Cont.)	June 30, 2022 (Unaudited)

Repurchase Agreements	0	29,700	0	29,700

Total Investments	$0	$76,113	$0	$76,113

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$86	$0	$86

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$83	$0	$83

Totals	$0	$76,196	$0	$76,196

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
CORPORATE BONDS & NOTES 45.7%
BANKING & FINANCE 27.7%
Air Lease Corp.
2.250% due 01/15/2023		$2,700	$2,673
2.750% due 01/15/2023		2,500	2,483
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		1,000	1,003
Banco Santander SA 3.892% due 05/24/2024		6,600	6,571
Bank of America Corp.
2.401% (US0003M + 0.790%) due 03/05/2024 ~		27,600	27,438
3.301% due 04/24/2024 •(c)	CAD	15,700	12,122
4.100% due 07/24/2023		$3,100	3,132
Bank of Nova Scotia 1.438% (SOFRRATE + 0.380%) due 07/31/2024 ~		900	887
Barclays PLC
2.791% (US0003M + 1.380%) due 05/16/2024 ~		16,886	16,882
3.505% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	11,500	7,985
BOC Aviation Ltd. 2.750% due 09/18/2022		$9,200	9,192
BPCE SA 1.652% due 10/06/2026 •		1,300	1,166
Brookfield Finance, Inc. 4.000% due 04/01/2024		11,430	11,437
Cantor Fitzgerald LP 4.875% due 05/01/2024		19,034	19,130
Charles Schwab Corp. 2.433% (SOFRINDX + 1.050%) due 03/03/2027 ~		500	492
Citigroup, Inc.
2.544% (US0003M + 1.100%) due 05/17/2024 ~		2,200	2,182
2.603% (US0003M + 1.023%) due 06/01/2024 ~		54,913	54,565
3.010% (US0003M + 1.430%) due 09/01/2023 ~		5,300	5,295
CK Hutchison International Ltd. 3.250% due 04/11/2024		3,800	3,783
Cooperatieve Rabobank UA 1.980% due 12/15/2027 •		4,100	3,649
Credit Suisse Group AG
2.961% (US0003M + 1.240%) due 06/12/2024 ~		19,000	19,031
4.207% due 06/12/2024 •		1,650	1,636
Danske Bank AS
1.171% due 12/08/2023 •		2,100	2,072
1.621% due 09/11/2026 •		7,500	6,720
2.781% (US0003M + 1.060%) due 09/12/2023 ~		8,900	8,907
5.375% due 01/12/2024		7,919	7,996
DBS Bank Ltd. 2.252% (BBSW3M + 0.630%) due 09/13/2022 ~	AUD	10,000	6,904
DBS Group Holdings Ltd. 1.169% due 11/22/2024		$5,000	4,742
Deutsche Bank AG
0.962% due 11/08/2023		4,000	3,835
2.112% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	600	414
3.950% due 02/27/2023		$950	948
4.162% due 05/13/2025		9,600	9,523
DNB Bank ASA 2.231% (US0003M + 0.620%) due 12/02/2022 ~		1,700	1,699
GA Global Funding Trust 1.250% due 12/08/2023		7,230	6,943
General Motors Financial Co., Inc. 3.700% due 05/09/2023		1,085	1,085
Goldman Sachs Group, Inc.
2.184% (US0003M + 1.000%) due 07/24/2023 ~		17,000	16,985
2.905% due 07/24/2023 •		21,100	21,094
Hana Bank 2.014% (US0003M + 0.800%) due 07/26/2023 ~		5,000	5,020
HSBC Holdings PLC
2.100% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	19,050	13,144
2.455% (US0003M + 1.000%) due 05/18/2024 ~		$46,725	46,358
2.951% (US0003M + 1.230%) due 03/11/2025 ~		16,700	16,583
3.101% (US0003M + 1.380%) due 09/12/2026 ~		5,000	4,966
Hyundai Capital Services, Inc.
3.000% due 08/29/2022		545	545
3.750% due 03/05/2023		6,400	6,395

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

ING Groep NV
3.151% (SOFRINDX + 1.640%) due 03/28/2026 ~		10,000	9,977
3.285% (US0003M + 1.000%) due 10/02/2023 ~		9,975	10,008
International Lease Finance Corp. 5.875% due 08/15/2022		1,815	1,819
JPMorgan Chase & Co.
2.074% (US0003M + 0.890%) due 07/23/2024 ~		1,700	1,693
2.414% (US0003M + 1.230%) due 10/24/2023 ~		70,000	70,006
Kookmin Bank 3.057% (US0003M + 0.780%) due 04/03/2023 ~		3,000	3,011
Lloyds Bank PLC 1.881% (BBSW3M + 0.900%) due 08/12/2022 ~	AUD	1,500	1,035
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		$25,540	25,456
3.900% due 11/23/2023	AUD	500	343
3.900% due 03/12/2024		$3,300	3,282
LSEGA Financing PLC 0.650% due 04/06/2024		1,800	1,699
Metropolitan Life Global Funding
0.400% due 01/07/2024		2,700	2,573
0.900% due 06/08/2023		5,000	4,895
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		38,100	38,101
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		9,000	8,670
0.953% due 07/19/2025 •		14,300	13,358
2.074% (US0003M + 0.860%) due 07/26/2023 ~		12,600	12,600
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023		1,000	999
Mizuho Financial Group, Inc.
1.979% (US0003M + 0.990%) due 07/10/2024 ~		39,300	39,155
2.154% (US0003M + 0.630%) due 05/25/2024 ~		64,099	63,417
2.275% (US0003M + 0.610%) due 09/08/2024 ~		11,800	11,674
Morgan Stanley
0.560% due 11/10/2023 •		4,700	4,647
0.731% due 04/05/2024 •		7,900	7,705
2.584% (US0003M + 1.400%) due 10/24/2023 ~		39,200	39,204
2.591% (US0003M + 1.220%) due 05/08/2024 ~		32,100	32,117
MUFG Bank Ltd. 2.247% (BBSW3M + 0.480%) due 09/26/2024 ~	AUD	3,600	2,468
Nationwide Building Society 3.766% due 03/08/2024 •		$15,000	14,965
Natwest Group PLC 3.747% (US0003M + 1.550%) due 06/25/2024 ~		180	180
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		1,523	1,516
2.924% due 09/28/2022 •		67,025	66,804
3.875% due 09/21/2023		4,000	3,974
Nomura Holdings, Inc.
1.851% due 07/16/2025		22,700	20,817
2.648% due 01/16/2025		9,000	8,597
NTT Finance Corp. 0.583% due 03/01/2024		9,165	8,720
ORIX Corp.
2.900% due 07/18/2022		40,424	40,425
3.250% due 12/04/2024		800	788
Oversea-Chinese Banking Corp. Ltd. 2.186% (BBSW3M + 0.350%) due 03/18/2024 ~(c)	AUD	2,500	1,716
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$43,426	43,428
Protective Life Global Funding
0.781% due 07/05/2024		8,000	7,516
1.082% due 06/09/2023		14,700	14,359
QNB Finance Ltd. 1.375% due 01/26/2026		8,500	7,735
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		7,000	6,542
3.373% due 01/05/2024 •		4,000	3,982
Santander U.K. PLC 1.625% due 02/12/2023		12,000	11,922
Societe Generale SA
1.293% due 07/15/2023 •	AUD	19,710	13,608
2.226% due 01/21/2026 •		$3,000	2,799
4.351% due 06/13/2025		1,100	1,098
Sumitomo Mitsui Financial Group, Inc.
1.613% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	16,800	11,615
1.668% (SOFRRATE + 0.880%) due 01/14/2027 ~		$22,400	21,708
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/16/2024		700	652
0.850% due 03/25/2024		34,100	32,362
1.904% (SOFRRATE + 0.440%) due 09/16/2024 ~		8,700	8,550
Toronto-Dominion Bank 3.226% due 07/24/2024	CAD	200	153
UBS AG
1.582% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	15,200	10,455
1.585% (BBSW3M + 0.500%) due 02/26/2026 ~		2,000	1,354

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

UBS Group AG
2.361% due 08/15/2023 •		$500	500
2.361% (US0003M + 0.950%) due 08/15/2023 ~		21,200	21,194
2.789% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	24,967
United Overseas Bank Ltd. 1.057% (BBSW3M + 0.530%) due 07/25/2022 ~	AUD	10,300	7,107
Wells Fargo & Co.
2.164% due 02/11/2026 •		$12,800	12,045
2.509% due 10/27/2023 (c)	CAD	29,400	22,326

			1,272,003

INDUSTRIALS 13.8%
BAT Capital Corp.
2.291% (US0003M + 0.880%) due 08/15/2022 ~		$37,088	37,064
3.222% due 08/15/2024		3,003	2,922
Bayer U.S. Finance LLC 2.839% (US0003M + 1.010%) due 12/15/2023 ~		40,400	40,196
BMW U.S. Capital LLC 2.250% due 09/15/2023		14,500	14,329
Boeing Co.
1.433% due 02/04/2024		16,200	15,488
4.508% due 05/01/2023		75,562	75,770
Charter Communications Operating LLC
2.936% (US0003M + 1.650%) due 02/01/2024 ~		69,734	70,289
4.908% due 07/23/2025		1,400	1,405
Daimler Finance North America LLC
0.750% due 03/01/2024		7,300	6,941
2.175% (US0003M + 0.840%) due 05/04/2023 ~		62,400	62,302
Delta Air Lines, Inc. 7.375% due 01/15/2026		16,600	16,618
DR Horton, Inc. 1.300% due 10/15/2026		6,000	5,188
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,724
GSK Consumer Healthcare Capital U.S. LLC 3.024% due 03/24/2024		5,000	4,929
Humana, Inc. 1.350% due 02/03/2027		4,000	3,501
Hyundai Capital America
0.800% due 04/03/2023		45,000	43,917
1.150% due 11/10/2022		1,917	1,903
1.250% due 09/18/2023		108	105
2.375% due 02/10/2023		18,409	18,179
3.250% due 09/20/2022		273	273
5.750% due 04/06/2023		390	396
Imperial Brands Finance PLC
3.500% due 07/26/2026		9,100	8,540
4.250% due 07/21/2025		5,500	5,452
Kia Corp. 3.000% due 04/25/2023		1,050	1,047
Kinder Morgan, Inc. 2.324% (US0003M + 1.280%) due 01/15/2023 ~		17,502	17,516
Kraft Heinz Foods Co. 2.222% (US0003M + 0.820%) due 08/10/2022 ~		45,266	45,188
Leidos, Inc. 2.950% due 05/15/2023		6,000	5,944
Lundin Energy Finance BV 2.000% due 07/15/2026		5,000	4,473
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		8,000	7,870
Penske Truck Leasing Canada, Inc. 2.850% due 12/07/2022 (c)	CAD	14,300	11,096
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		$16,700	16,358
PepsiCo, Inc. 2.150% due 05/06/2024 (c)	CAD	1,900	1,434
Qatar Energy 1.375% due 09/12/2026		$3,900	3,516
SABIC Capital BV 4.000% due 10/10/2023		5,191	5,205
Siemens Financieringsmaatschappij NV 0.650% due 03/11/2024		9,700	9,278
SK Broadband Co. Ltd. 3.875% due 08/13/2023		3,500	3,517
SK Telecom Co. Ltd. 3.750% due 04/16/2023		425	426
Thermo Fisher Scientific, Inc. 1.225% (SOFRINDX + 0.350%) due 04/18/2023 ~		24,500	24,395
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (c)	CAD	6,500	4,907
VW Credit Canada, Inc. 3.700% due 11/14/2022 (c)		36,468	28,397

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

Woodside Finance Ltd. 3.700% due 09/15/2026		$5,000	4,826

			632,824

UTILITIES 4.2%
AT&T, Inc.
2.150% (SOFRINDX + 0.640%) due 03/25/2024 ~		10,500	10,405
2.301% (US0003M + 0.890%) due 02/15/2023 ~		16,500	16,504
4.000% due 11/25/2025 (c)	CAD	10,000	7,649
Atmos Energy Corp.
0.625% due 03/09/2023		$14,700	14,444
2.070% (US0003M + 0.380%) due 03/09/2023 ~		27,900	27,837
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		10,000	9,992
Mississippi Power Co. 1.811% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,123
NextEra Energy Capital Holdings, Inc. 2.066% (SOFRINDX + 1.020%) due 03/21/2024 ~		33,500	33,264
Pacific Gas & Electric Co.
3.400% due 08/15/2024		1,200	1,154
3.750% due 02/15/2024		5,300	5,184
3.850% due 11/15/2023		5,300	5,231
4.250% due 08/01/2023		800	796
Southern California Edison Co. 2.153% (SOFRINDX + 0.640%) due 04/03/2023 ~		48,100	48,012
Vodafone Group PLC 2.672% (BBSW3M + 1.050%) due 12/13/2022 ~	AUD	700	484

			195,079

Total Corporate Bonds & Notes (Cost $2,142,795)			2,099,906

MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 1.314% (US0003M) due 10/25/2036 ~		$860	851

Total Municipal Bonds & Notes (Cost $848)			851

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
1.100% due 03/25/2048 - 06/25/2048 •		10,765	10,700
1.120% due 01/25/2045 •		4,140	4,025
1.150% due 10/25/2044 - 05/25/2058 •		51,180	50,699
1.150% (US0001M + 0.350%) due 09/25/2045 ~		4,847	4,813
1.200% due 07/25/2044 - 05/25/2049 •		18,224	18,088
1.200% (US0001M + 0.400%) due 09/25/2049 ~		1,437	1,426
1.220% (US0001M + 0.420%) due 11/25/2046 ~		2,300	2,285
1.240% (US0001M + 0.440%) due 12/25/2046 ~		1,910	1,898
1.250% due 05/25/2043		7,237	6,672
1.250% due 07/25/2046 •		21,719	21,707
1.356% due 12/25/2048 •		12,004	11,933
1.924% (US0001M + 0.300%) due 01/25/2048 ~		1,894	1,880
2.024% due 09/25/2043 - 07/25/2050 •		15,392	15,295
2.074% due 07/25/2049 - 08/25/2049 •		26,970	26,830
2.124% due 12/25/2049 - 01/25/2050 •		10,535	10,533
Federal Home Loan Bank 1.110% due 07/27/2026		5,000	4,612
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		59,726	53,157
1.120% due 05/15/2038 •		3,371	3,332
1.130% due 05/15/2041 •		3,322	3,304
1.140% (US0001M + 0.340%) due 06/15/2040 ~		2,835	2,815
1.150% due 12/15/2036 - 09/15/2044 •		123,318	122,285
1.150% (US0001M + 0.350%) due 03/15/2037 - 10/15/2037 ~		36,397	35,957
1.200% due 01/15/2037 - 01/15/2040 •		3,238	3,205
1.240% due 11/15/2042 •		1,502	1,485
1.250% (US0001M + 0.450%) due 12/15/2037 ~		1,230	1,220
1.250% due 05/15/2038 •		2,566	2,540
1.500% due 12/15/2042		4,036	3,590
1.724% due 06/15/2035 - 12/15/2046 •		11,646	11,597
1.724% (US0001M + 0.400%) due 05/15/2037 - 11/15/2043 ~		963	960
1.754% (US0001M + 0.430%) due 06/15/2036 ~		940	938
1.774% (US0001M + 0.450%) due 11/15/2044 ~		1,404	1,408
1.774% due 09/15/2048 - 08/15/2049 •		5,021	5,007
2.500% due 10/25/2048		2,465	2,335
Ginnie Mae
1.003% due 06/20/2066 •		31	31
1.032% due 09/20/2067 •		5,521	5,529
1.047% due 07/20/2067 •		5,404	5,390
1.117% due 11/20/2067 •		972	964
1.171% due 06/20/2051 - 07/20/2051 •		136,032	124,071
1.240% due 08/20/2062 ~		2,623	2,614

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

1.273% (US0001M + 0.470%) due 06/20/2067 ~		344	341
1.303% due 04/20/2061 •		790	784
1.462% due 02/20/2043 •		23,235	23,284
1.503% due 04/20/2070 •		13,754	13,551
1.553% due 08/20/2067 •		1,666	1,660
1.895% due 03/20/2037 •		1,201	1,195
1.905% (US0001M + 0.310%) due 04/20/2037 ~		1,099	1,097
1.968% due 04/20/2067 •		3,324	3,285
2.045% due 04/20/2049 •		6,290	6,258
2.305% due 07/20/2049 •		1,533	1,488
2.500% due 01/20/2049 - 10/20/2049		4,189	3,997
3.379% (US0012M + 0.750%) due 06/20/2067 ~		695	694
3.379% due 06/20/2067 •		2,977	2,967

Total U.S. Government Agencies (Cost $671,365)			647,731

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
0.750% due 01/31/2028		49,200	43,342

Total U.S. Treasury Obligations (Cost $48,521)			43,342

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
280 Park Avenue Mortgage Trust 2.071% due 09/15/2034 •		15,000	14,730
AREIT Trust 3.508% due 04/15/2037 •		1,566	1,517
Ashford Hospitality Trust 2.224% due 04/15/2035 •		6,063	5,894
Atrium Hotel Portfolio Trust 2.274% (US0001M + 0.950%) due 06/15/2035 ~		5,000	4,844
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		2,000	1,936
Beneria Cowen & Pritzer Collateral Funding Corp. 2.123% due 06/15/2038 •		5,000	4,811
Brass PLC 2.111% (US0003M + 0.700%) due 11/16/2066 ~		3,115	3,117
Bruegel DAC 0.800% due 05/22/2031 •	EUR	10,235	10,364
BSREP Commercial Mortgage Trust 2.275% due 08/15/2038 •		$4,400	4,233
BX Commercial Mortgage Trust 2.054% due 10/15/2036 •		18,100	17,242
BX Trust 2.223% due 10/15/2036 •		37,600	35,418
BXMT Ltd. 2.288% (SOFR30A + 1.514%) due 11/15/2037 ~		25,000	24,750
Canada Square Funding PLC 1.970% (SONIO/N + 1.200%) due 12/17/2056 ~	GBP	25,814	31,322
Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		$1,112	1,112
Classic RMBS Trust 1.433% due 11/15/2051	CAD	9,203	6,890
Commercial Mortgage Trust 3.373% due 10/10/2048		$1,288	1,282
Credit Suisse Commercial Mortgage Trust 2.291% due 06/15/2034 •		12,746	12,371
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		2,512	2,492
DBCG Mortgage Trust 2.025% due 06/15/2034 •		9,000	8,804
DROP Mortgage Trust 2.470% (US0001M + 1.150%) due 10/15/2043 ~		34,200	33,059
Eurosail PLC 0.000% due 03/13/2045 •	EUR	1,477	1,539
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~		$57,148	55,803
Fannie Mae 3.500% due 06/25/2048		6,062	5,984
Finsbury Square Green PLC 1.415% due 12/16/2067 •	GBP	6,274	7,490
Gosforth Funding PLC 1.974% (US0003M + 0.450%) due 08/25/2060 ~		$1,730	1,729
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032		24,000	23,946
JP Morgan Chase Commercial Mortgage Securities Trust
2.084% due 06/15/2038 •		9,000	8,566
2.124% (US0001M + 0.800%) due 04/15/2038 ~		8,126	7,853
3.093% due 07/05/2032		5,258	5,255
Lehman XS Trust 2.164% due 12/25/2035 •		398	370
MFA Trust
1.131% due 07/25/2060 ~		25,297	23,414
1.381% due 04/25/2065 ~		8,651	8,340
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		3,462	3,387

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

PFP Ltd. 2.559% due 04/14/2037 •		412	409
RESIMAC Bastille Trust 1.450% due 02/03/2053 •		29,988	29,715
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		1,489	1,454
Stratton Mortgage Funding PLC 1.361% (SONIO/N + 0.900%) due 07/20/2060 ~	GBP	7,931	9,579
Taurus UK DAC 1.458% due 05/17/2031 •		15,784	18,566
Towd Point Mortgage Funding PLC 1.527% due 05/20/2045 •		19,392	23,516
UWM Mortgage Trust 1.876% due 12/25/2051 •		$12,400	11,654
VASA Trust 2.224% due 07/15/2039 •		14,500	13,871
Verus Securitization Trust 1.262% due 10/25/2063 ~		389	379
VMC Finance LLC 2.712% due 06/16/2036 •		6,122	5,973
Wells Fargo Commercial Mortgage Trust 2.105% (US0001M + 0.850%) due 12/13/2031 ~		5,000	4,920
Wells Fargo-RBS Commercial Mortgage Trust 2.083% due 08/15/2047 •		6,350	6,333

Total Non-Agency Mortgage-Backed Securities (Cost $535,698)			506,233

ASSET-BACKED SECURITIES 21.0%
522 Funding CLO Ltd. 2.103% due 10/20/2031 •		30,300	29,605
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		3,627	3,578
American Money Management Corp. CLO Ltd.
2.018% due 04/14/2029 •		364	362
2.352% (US0003M + 0.950%) due 11/10/2030 ~		10,000	9,842
Apidos CLO 1.974% due 07/17/2030 •		15,000	14,787
Ares CLO Ltd. 2.094% (US0003M + 1.050%) due 01/15/2032 ~		2,300	2,243
Ares European CLO 0.660% due 10/15/2030 •	EUR	21,261	21,880
Ares European CLO DAC 0.780% due 10/15/2031 •		16,300	16,703
Atrium Corp. 1.966% due 04/22/2027 •		$8,218	8,098
Benefit Street Partners CLO Ltd. 2.074% (US0003M + 1.030%) due 01/17/2032 ~		4,950	4,822
Birch Grove CLO Ltd. 2.959% due 06/15/2031 •		10,000	9,831
Black Diamond CLO DAC
0.650% due 10/03/2029 •	EUR	925	968
0.860% due 01/20/2032 •		1,498	1,550
Blackrock European CLO DAC 0.620% (EUR003M + 0.620%) due 10/15/2031 ~		33,400	33,848
BMW Canada Auto Trust 0.502% due 07/20/2024	CAD	16,600	12,654
Brookside Mill CLO Ltd. 1.864% (US0003M + 0.820%) due 01/17/2028 ~		$441	441
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	24,188	25,015
0.780% (EUR003M + 0.780%) due 10/15/2031 ~		25,800	26,349
Carlyle Euro CLO DAC
0.630% (EUR003M + 0.630%) due 08/15/2030 ~		499	512
0.890% due 08/15/2032 •		5,500	5,592
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		23,300	23,986
Carlyle U.S. CLO Ltd. 2.063% (US0003M + 1.000%) due 04/20/2031 ~		$10,000	9,815
Carrington Mortgage Loan Trust 2.183% due 10/20/2029 •		13,567	13,398
Chesapeake Funding LLC 1.950% due 09/15/2031		2,995	2,991
CNH Equipment Trust 2.520% due 08/15/2024		2,101	2,099
Commonbond Student Loan Trust 2.550% due 05/25/2041		258	255
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	20,300	20,640
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		17,300	17,540
Dryden Senior Loan Fund
2.024% due 04/15/2028 •		$8,843	8,715
2.064% due 04/15/2029 •		1,602	1,580
ECMC Group Student Loan Trust 2.374% due 02/27/2068 •		14,390	13,789

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

Enterprise Fleet Financing LLC 1.780% due 12/22/2025		10,132	10,062
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	13,795	10,603
Ford Credit Floorplan Master Owner Trust 2.230% due 09/15/2024		$33,900	33,901
Gallatin CLO Ltd.
2.134% due 07/15/2031 •		18,980	18,591
2.148% due 01/21/2028 •		8,417	8,348
GMF Canada Leasing Trust 0.641% due 03/20/2024	CAD	27,094	20,893
GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		$3,100	2,996
0.690% due 10/15/2025		3,000	2,886
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	4,700	4,786
GPMT Ltd. 2.992% (US0001M + 1.350%) due 12/15/2036 ~		$3,200	3,101
Harvest CLO DAC
0.630% (EUR003M + 0.630%) due 11/18/2029 ~	EUR	1,921	2,007
0.760% due 07/15/2031 •		17,050	17,206
1.040% due 07/15/2031		250	248
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •		$4,000	3,935
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		26,100	24,440
Jubilee CLO DAC
0.519% (EUR003M + 0.800%) due 12/15/2029 ~	EUR	6,048	6,270
0.600% due 04/15/2030 •		9,900	10,230
0.610% (EUR003M + 0.610%) due 04/15/2030 ~		15,300	15,839
0.650% due 04/15/2031 •		7,400	7,505
LCCM Trust 2.524% due 12/13/2038 •		$14,400	14,118
LCM LP 2.103% (US0003M + 1.040%) due 10/20/2027 ~		2,515	2,500
LCM Ltd. 2.143% (US0003M + 1.080%) due 04/20/2031 ~		10,850	10,605
LoanCore Issuer Ltd. 2.624% due 07/15/2036 •		1,400	1,355
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	3,586	3,681
Marathon CLO Ltd. 2.375% due 11/21/2027 •		$860	860
Master Credit Card Trust 2.102% due 07/21/2024 •		10,000	10,003
MBarc Credit Canada, Inc.
0.392% due 07/17/2023	CAD	2,246	1,744
0.630% due 05/15/2024		23,000	17,570
MF1 Ltd. 3.148% (TSFR1M + 1.814%) due 11/15/2035 ~		$26,300	26,211
MidOcean Credit CLO 2.269% due 01/29/2030 •		14,110	13,928
Mountain View CLO Ltd. 1.841% (US0003M + 0.820%) due 10/13/2027 ~		1,294	1,289
Navient Private Education Loan Trust
2.324% due 04/15/2069 •		5,279	5,201
2.574% due 02/15/2029 •		718	718
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		14,744	13,751
1.580% due 04/15/2070		11,447	10,134
1.690% due 05/15/2069		6,671	6,259
Navient Student Loan Trust
1.974% due 03/25/2067 •		4,661	4,649
2.004% due 03/25/2067 •		2,571	2,563
2.374% due 03/25/2066 •		660	660
Nelnet Student Loan Trust
2.324% due 09/27/2038 •		14,246	13,916
2.474% due 02/25/2066 •		8,821	8,584
Oak Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	18,400	18,771
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		3,697	3,809
Oscar U.S. Funding Trust LLC 2.760% due 12/10/2024		$262	262
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	7,980	8,199
0.780% due 04/15/2031 •		5,537	5,732
SLC Student Loan Trust
1.939% (US0003M + 0.110%) due 03/15/2027 ~		$302	302
1.949% (US0003M + 0.120%) due 06/15/2029 ~		596	593
SLM Student Loan Trust
1.304% due 01/25/2027 •		1,188	1,183
1.784% (US0003M + 0.600%) due 10/25/2029 ~		21,247	21,098
2.074% (US0001M + 0.450%) due 06/25/2043 ~		18,394	17,906
2.274% due 06/26/2028 •		10,496	10,214
2.274% due 12/27/2038 •		10,054	9,751

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.379% (US0003M + 0.550%) due 12/15/2025 ~		446	444
SMB Private Education Loan Trust
1.290% due 07/15/2053		12,689	11,512
2.340% due 09/15/2034		3,169	3,076
2.424% due 07/15/2053 •		1,551	1,525
2.430% due 02/17/2032		3,628	3,509
2.700% due 05/15/2031		3,434	3,374
SoFi Professional Loan Program LLC
2.324% (US0001M + 0.700%) due 03/26/2040 ~		130	130
2.360% due 12/27/2032		58	58
2.824% (US0001M + 1.200%) due 06/25/2033 ~		208	208
Sound Point CLO Ltd. 2.113% due 10/20/2028 •		15,024	14,843
Structured Asset Securities Corp. Mortgage Loan Trust 2.194% due 05/25/2035 •		1,299	1,289
Symphony CLO Ltd. 1.924% due 04/15/2028 •		3,595	3,564
Telos CLO Ltd. 1.994% due 04/17/2028 •		451	452
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	4,550	4,648
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		$50,350	46,836
2.224% due 02/25/2057 •		1,068	1,058
2.710% due 01/25/2060 ~		16,806	16,174
2.900% due 10/25/2059 ~		6,386	6,202
Venture CLO Ltd.
1.924% due 04/15/2027 •		6,347	6,278
2.104% due 07/15/2031 •		7,850	7,717
2.163% (US0003M + 1.100%) due 01/20/2029 ~		13,461	13,332
Voya Euro CLO DAC 0.750% due 10/15/2030 •	EUR	1,450	1,495

Total Asset-Backed Securities (Cost $1,038,249)			963,178

SOVEREIGN ISSUES 0.9%
Export-Import Bank of India 2.505% (US0003M + 1.000%) due 08/21/2022 ~		$16,705	16,725
Export-Import Bank of Korea 1.662% (BBSW3M + 0.950%) due 10/30/2023 ~	AUD	1,500	1,039
Industrial Bank of Korea 2.125% due 10/23/2024		$1,600	1,556
Korea Development Bank 0.500% due 10/27/2023		1,700	1,640
Korea Expressway Corp. 1.956% (BBSW3M + 0.720%) due 09/02/2023 ~	AUD	3,000	2,069
Korea National Oil Corp. 1.919% (US0003M + 0.875%) due 07/16/2023 ~		$18,470	18,568

Total Sovereign Issues (Cost $42,143)			41,597

SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS (d) 5.9%			270,915

ISRAEL TREASURY BILLS 0.4%
(0.033)% due 08/03/2022 - 12/07/2022 (a)(b)	ILS	64,800	18,520

U.S. TREASURY BILLS 0.1%
1.046% due 08/18/2022 (a)(b)(g)		$5,381	5,371

			5,371

Total Short-Term Instruments (Cost $296,855)			294,806

Total Investments in Securities (Cost $4,776,474)			4,597,644

Total Investments 100.1% (Cost $4,776,474)			$4,597,644
Financial Derivative Instruments (e)(f) 0.3%(Cost or Premiums, net $(8,248))			13,794
Other Assets and Liabilities, net (0.4)%			(19,063)

Net Assets 100.0%			$4,592,375

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Coupon represents a weighted average yield to maturity.
(b)								Zero coupon security.
(c)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				4.000%	11/25/2025	10/02/2020		$8,085	$7,649	0.17%
Bank of America Corp.				3.301	04/24/2024	10/16/2020-02/09/2022		12,189	12,122	0.26
Oversea-Chinese Banking Corp. Ltd.				2.186	03/18/2024	11/04/2021		1,850	1,716	0.04
Penske Truck Leasing Canada, Inc.				2.850	12/07/2022	03/09/2021-08/06/2021		11,403	11,096	0.24
PepsiCo, Inc.				2.150	05/06/2024	10/21/2020		1,482	1,434	0.03
TWDC Enterprises 18 Corp.				2.758	10/07/2024	09/28/2020-11/30/2020		5,151	4,907	0.11
VW Credit Canada, Inc.				3.700	11/14/2022	12/14/2020-08/06/2021		29,202	28,397	0.62
Wells Fargo & Co.				2.509	10/27/2023	10/15/2020-03/29/2021		23,540	22,326	0.49

								$92,902	$89,647	1.96%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$5,366	U.S. Treasury Notes 3.000% due 06/30/2024			$(5,474)	$5,366	$5,366
NXN	1.480	06/30/2022	07/01/2022	263,300	U.S. Treasury Notes 1.250% due 09/30/2028			(268,845)	263,300	263,311
SSB	0.400	06/30/2022	07/01/2022	2,249	U.S. Treasury Notes 1.875% due 06/30/2026(2)			(2,294)	2,249	2,249

Total Repurchase Agreements								$(276,613)	$270,915	$270,926

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

U.S. Treasury Obligations (1.2)%
U.S. Treasury Notes						0.750%	01/31/2028	$60,000	$(57,322)	$(53,230)

Total Short Sales (1.2)%									$(57,322)	$(53,230)

(1)								Includes accrued interest.
(2)								Collateral is held in custody by the counterparty.
(3)								Payable for short sales includes $(374) of accrued interest.
(4)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(161,787) at a weighted average interest rate of 0.556%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures				09/2023	463	$112,075		$(2,274)	$249	$0
U.S. Treasury 2-Year Note September Futures				09/2022	211	44,313		(111)	119	0

								$(2,385)	$368	$0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2022	9,253	$(1,038,649)	$5,432		$0	$(6,506)
U.S. Treasury 10-Year Ultra September Futures				09/2022	1,789	(227,874)	(693)		0	(2,376)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2022	53	(8,180)	85		0	(124)

							$4,824	$0		$(9,006)

Total Futures Contracts							$2,439	$368		$(9,006)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-37 5-Year Index		(1.000)%	Quarterly	12/20/2026	$360,300	$(8,248)	$7,356	$(892)	$61	$0

INTEREST RATE SWAPS -BASIS SWAPS
									Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	$833,000	$0	$(58)	$(58)	$0	$(212)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	637,200	0	(46)	(46)	0	(162)

						$0	$(104)	$(104)	$0	$(374)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	1-Day USD-SOFR Compounded-OIS	2.703%	Annual	03/31/2024	16,000	$0	$(89)	$(89)	$29	$0
Pay(4)	1-Day USD-SOFR Compounded-OIS	2.705	Annual	03/31/2024	1,247,500	0	(6,907)	(6,907)	2,275	0
Pay	1-Day USD-SOFR Compounded-OIS	0.809	Annual	11/22/2024	96,900	0	(4,485)	(4,485)	265	0
Pay	1-Day USD-SOFR Compounded-OIS	0.821	Annual	11/22/2024	663,000	0	(30,441)	(30,441)	1,815	0

						$0	$(41,922)	$(41,922)	$4,384	$0

Total Swap Agreements						$(8,248)	$(34,670)	$(42,918)	$4,445	$(374)

Cash of $25,089 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		07/2022		CAD	21,914	$17,268		$241		$0
		07/2022		GBP	78,474	99,222		3,617		0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2022 (Unaudited)

	07/2022		$11,288	CAD	14,605	60	0
BPS	07/2022	ILS	45		$13	0	0
	07/2022		$21,565	CAD	27,306	0	(349)
	07/2022		327,400	EUR	311,284	7	(1,166)
	07/2022		2,240	GBP	1,828	0	(13)
	08/2022	EUR	306,943		$323,431	1,149	0
CBK	08/2022	ILS	17,801		5,556	449	0
	11/2022		19,714		6,317	620	0
	12/2022		27,305		8,860	949	0
HUS	07/2022	EUR	308,200		332,362	9,353	0
	07/2022		$6,979	CAD	9,045	48	0
	08/2022		4,424	AUD	6,328	0	(52)
MYI	08/2022	CAD	29,756		$23,043	0	(75)
RBC	07/2022		$36,904	CAD	47,420	8	(68)
	08/2022	AUD	125,487		$89,212	2,514	0
	08/2022	CAD	43,361		33,723	34	0
RYL	07/2022		$2,050	GBP	1,685	3	0
TOR	07/2022	CAD	239,367		$187,407	1,426	0
	07/2022		$103,508	CAD	133,165	139	(182)
	08/2022	CAD	130,948		$101,781	180	(138)
	08/2022	GBP	74,961		90,976	0	(393)

Total Forward Foreign Currency Contracts						$20,797	$(2,436)

(g)

Securities with an aggregate market value of $362 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$1,272,003	$0	$1,272,003
Industrials			0		632,824	0	632,824
Utilities			0		195,079	0	195,079
Municipal Bonds & Notes
Pennsylvania			0		851	0	851
U.S. Government Agencies			0		647,731	0	647,731
U.S. Treasury Obligations			0		43,342	0	43,342
Non-Agency Mortgage-Backed Securities			0		506,233	0	506,233
Asset-Backed Securities			0		963,178	0	963,178
Sovereign Issues			0		41,597	0	41,597
Short-Term Instruments
Repurchase Agreements			0		270,915	0	270,915
Israel Treasury Bills			0		18,520	0	18,520
U.S. Treasury Bills			0		5,371	0	5,371

Total Investments			$0		$4,597,644	$0	$4,597,644

Short Sales, at Value - Liabilities
U.S. Treasury Obligations			$0		$(53,230)	$0	$(53,230)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		4,813	0	4,813
Over the counter			0		20,797	0	20,797

			$0		$25,610	$0	$25,610
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(9,380)	0	(9,380)
Over the counter			0		(2,436)	0	(2,436)

			$0		$(11,816)	$0	$(11,816)

Total Financial Derivative Instruments			$0		$13,794	$0	$13,794

Totals			$0		$4,558,208	$0	$4,558,208

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.6% ¤
CORPORATE BONDS & NOTES 23.9%
BANKING & FINANCE 18.1%
ABN AMRO Bank NV 1.844% (US0003M + 0.800%) due 07/19/2022 ~	$6,000	$6,000
AerCap Ireland Capital DAC 4.500% due 09/15/2023	19,600	19,519
American Express Co.
1.896% (US0003M + 0.610%) due 08/01/2022 ~	1,850	1,850
2.500% due 08/01/2022	14,700	14,700
American Honda Finance Corp. 1.950% due 05/10/2023	1,200	1,188
Athene Global Funding 2.192% (US0003M + 1.230%) due 07/01/2022 ~	18,500	18,500
Banco Santander SA 3.848% due 04/12/2023	2,200	2,199
Bank of America Corp. 3.004% due 12/20/2023 •	12,000	11,964
Bank of Montreal 2.350% due 09/11/2022	6,200	6,195
Bank of Nova Scotia
1.950% due 02/01/2023	700	695
2.450% due 09/19/2022	2,400	2,400
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	4,600	4,371
BNZ International Funding Ltd. 2.650% due 11/03/2022	17,400	17,394
Canadian Imperial Bank of Commerce
1.847% (SOFRRATE + 0.340%) due 06/22/2023 ~	22,500	22,330
2.307% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,099	4,098
Chubb INA Holdings, Inc. 2.875% due 11/03/2022	2,100	2,101
Citigroup, Inc.
2.134% (US0003M + 0.950%) due 07/24/2023 ~	2,500	2,494
2.700% due 10/27/2022	33,805	33,837
2.876% due 07/24/2023 •	8,400	8,397
CK Hutchison International Ltd.
2.750% due 03/29/2023	5,000	4,982
3.250% due 04/11/2024	1,000	996
Cooperatieve Rabobank UA
1.469% (US0003M + 0.480%) due 01/10/2023 ~	900	898
3.057% (US0003M + 0.860%) due 09/26/2023 ~	6,040	6,069
3.875% due 09/26/2023	4,170	4,168
Credit Agricole SA 2.204% (US0003M + 1.020%) due 04/24/2023 ~	3,200	3,200
Credit Suisse AG
1.000% due 05/05/2023	5,000	4,895
1.466% (SOFRINDX + 0.390%) due 02/02/2024 ~	4,500	4,437
1.549% (SOFRINDX + 0.380%) due 08/09/2023 ~	33,300	33,076
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	47,250	47,293
DBS Group Holdings Ltd. 1.804% (US0003M + 0.620%) due 07/25/2022 ~	43,000	42,958
Deutsche Bank AG
2.601% (US0003M + 1.190%) due 11/16/2022 ~	52,365	52,353
3.300% due 11/16/2022	23,900	23,898
3.950% due 02/27/2023	9,000	8,983
Dexia Credit Local SA
2.375% due 09/20/2022	20,000	20,005
3.250% due 09/26/2023	2,000	2,006
DNB Bank ASA
2.150% due 12/02/2022	30,000	29,960
2.231% (US0003M + 0.620%) due 12/02/2022 ~	41,900	41,884
European Bank for Reconstruction & Development 1.485% (SOFRRATE + 0.260%) due 08/19/2022 ~	21,800	21,806
European Investment Bank
1.144% (US0003M + 0.100%) due 01/19/2023 ~	26,000	25,997
1.231% due 01/30/2023 •	117,000	117,128
1.239% due 01/30/2023 •	3,685	3,689
Fidelity National Financial, Inc. 5.500% due 09/01/2022	8,600	8,633
FMS Wertmanagement 0.250% due 10/26/2022	11,000	10,980

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

General Motors Financial Co., Inc.
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~	26,000	25,635
3.550% due 07/08/2022	89,602	89,603
3.700% due 05/09/2023	25,492	25,495
4.150% due 06/19/2023	40,571	40,610
4.250% due 05/15/2023	15,458	15,516
Goldman Sachs Group, Inc.
0.523% due 03/08/2023	1,100	1,079
1.217% due 12/06/2023	5,700	5,496
2.184% (US0003M + 1.000%) due 07/24/2023 ~	7,000	6,994
2.255% (US0003M + 0.750%) due 02/23/2023 ~	94,500	94,366
2.905% due 07/24/2023 •	24,561	24,554
Hana Bank
2.014% (US0003M + 0.800%) due 07/26/2023 ~	6,000	6,023
2.521% (US0003M + 0.800%) due 03/13/2023 ~	800	802
2.620% (US0003M + 0.875%) due 09/14/2022 ~	5,100	5,103
2.977% (US0003M + 0.700%) due 10/02/2022 ~	16,200	16,216
HSBC Holdings PLC 3.033% due 11/22/2023 •	20,044	19,956
Inter-American Development Bank
1.114% (US0003M + 0.070%) due 07/15/2022 ~	5,350	5,349
1.706% (SOFRRATE + 0.260%) due 09/16/2022 ~	90,500	90,531
International Bank for Reconstruction & Development 0.904% due 01/13/2023 •	111,700	111,713
International Finance Corp. 1.601% due 06/30/2023 •	24,000	23,988
International Lease Finance Corp. 5.875% due 08/15/2022	17,300	17,333
Jackson National Life Global Funding 1.322% (SOFRRATE + 0.600%) due 01/06/2023 ~	8,300	8,294
Kookmin Bank 2.875% due 03/25/2023	1,050	1,047
Lloyds Bank PLC 2.250% due 08/14/2022	1,600	1,600
MET Tower Global Funding 1.425% due 01/17/2023 •	12,100	12,089
Metropolitan Life Global Funding 1.772% (SOFRRATE + 0.350%) due 09/08/2022 ~	12,700	12,697
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022	7,400	7,400
Mitsubishi UFJ Financial Group, Inc.
1.974% (US0003M + 0.790%) due 07/25/2022 ~	49,394	49,380
2.074% (US0003M + 0.860%) due 07/26/2023 ~	20,300	20,299
2.351% (US0003M + 0.740%) due 03/02/2023 ~	34,632	34,640
2.623% due 07/18/2022	4,100	4,100
2.665% due 07/25/2022	35,400	35,408
3.455% due 03/02/2023	12,700	12,722
3.761% due 07/26/2023	6,000	5,998
Mizuho Financial Group, Inc.
1.884% (US0003M + 0.840%) due 07/16/2023 ~	34,231	34,230
2.154% (US0003M + 0.630%) due 05/25/2024 ~	5,500	5,441
2.401% (US0003M + 0.790%) due 03/05/2023 ~	14,800	14,803
2.571% (US0003M + 0.850%) due 09/13/2023 ~	5,500	5,495
2.601% (US0003M + 0.880%) due 09/11/2022 ~	77,400	77,366
2.721% due 07/16/2023 •	10,718	10,718
Morgan Stanley 2.584% (US0003M + 1.400%) due 10/24/2023 ~	73,710	73,717
MUFG Union Bank NA 2.156% (SOFRRATE + 0.710%) due 12/09/2022 ~	17,950	17,951
Nasdaq, Inc. 0.445% due 12/21/2022	2,020	1,994
Nationwide Building Society
0.550% due 01/22/2024	12,600	11,976
2.000% due 01/27/2023	7,300	7,244
Natwest Markets PLC 3.174% (SOFRRATE + 1.662%) due 09/29/2022 ~	25,000	25,035
New York Life Global Funding 1.451% (US0003M + 0.440%) due 07/12/2022 ~	20,400	20,397
Nissan Motor Acceptance Co. LLC
1.671% (US0003M + 0.650%) due 07/13/2022 ~	600	600
2.650% due 07/13/2022	1,602	1,602
2.924% due 09/28/2022 •	6,100	6,080
Nordea Bank Abp
1.000% due 06/09/2023	3,785	3,695
2.538% (US0003M + 0.940%) due 08/30/2023 ~	2,000	1,998
ORIX Corp. 2.900% due 07/18/2022	30,750	30,750
Royal Bank of Canada
1.404% (US0003M + 0.360%) due 01/17/2023 ~	4,300	4,295
1.439% (SOFRINDX + 0.450%) due 10/26/2023 ~	4,600	4,569
1.900% due 09/23/2022	4,500	4,494
Santander Holdings USA, Inc. 3.400% due 01/18/2023	2,241	2,238
Skandinaviska Enskilda Banken AB
1.900% (US0003M + 0.320%) due 09/01/2023 ~	13,800	13,738
2.366% (US0003M + 0.645%) due 12/12/2022 ~	36,600	36,610

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

Standard Chartered PLC 2.104% (SOFRRATE + 1.250%) due 10/14/2023 ~	62,400	62,406
Sumitomo Mitsui Financial Group, Inc.
1.784% (US0003M + 0.740%) due 10/18/2022 ~	600	600
1.784% (US0003M + 0.740%) due 01/17/2023 ~	4,381	4,374
1.791% (US0003M + 0.780%) due 07/12/2022 ~	48,400	48,394
2.778% due 10/18/2022	1,000	1,001
2.784% due 07/12/2022	13,000	13,001
3.102% due 01/17/2023	6,000	5,999
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	8,000	7,592
Toronto-Dominion Bank
1.510% (SOFRRATE + 0.480%) due 01/27/2023 ~	14,400	14,360
1.744% (SOFRRATE + 0.355%) due 03/04/2024 ~	3,300	3,260
Toyota Motor Credit Corp.
1.118% (SOFRINDX + 0.330%) due 01/11/2024 ~	21,600	21,388
1.194% (SOFRRATE + 0.340%) due 10/14/2022 ~	1,000	999
1.860% due 06/13/2023 •	13,000	12,947
Truist Bank 3.000% due 02/02/2023	400	400
UBS AG 1.668% (SOFRRATE + 0.320%) due 06/01/2023 ~	38,100	37,966
UBS Group AG 2.361% (US0003M + 0.950%) due 08/15/2023 ~	40,000	39,989
Visa, Inc. 2.150% due 09/15/2022	2,000	1,999
Wells Fargo & Co. 2.469% (US0003M + 1.230%) due 10/31/2023 ~	30,000	30,019
Westpac Banking Corp. 2.131% (US0003M + 0.720%) due 05/15/2023 ~	2,200	2,201
Woori Bank 2.156% (US0003M + 0.870%) due 02/01/2023 ~	1,600	1,603

		2,260,096

INDUSTRIALS 4.2%
7-Eleven, Inc. 0.625% due 02/10/2023	3,500	3,433
AbbVie, Inc.
2.155% (US0003M + 0.650%) due 11/21/2022 ~	3,482	3,483
2.300% due 11/21/2022	4,595	4,587
2.800% due 03/15/2023	430	429
2.900% due 11/06/2022	45,057	45,060
3.200% due 11/06/2022	28,723	28,742
3.250% due 10/01/2022	1,670	1,670
AstraZeneca PLC 0.300% due 05/26/2023	19,200	18,774
BAT Capital Corp. 2.291% (US0003M + 0.880%) due 08/15/2022 ~	8,862	8,856
BMW Finance NV
2.190% (US0003M + 0.790%) due 08/12/2022 ~	12,200	12,198
2.250% due 08/12/2022	36,000	36,001
Boeing Co.
1.167% due 02/04/2023	53,802	53,208
4.508% due 05/01/2023	9,587	9,613
BP Capital Markets America, Inc. 2.746% (US0003M + 0.650%) due 09/19/2022 ~	2,000	1,999
Burlington Northern Santa Fe LLC 3.000% due 03/15/2023	1,000	999
Canadian Natural Resources Ltd. 2.950% due 01/15/2023	23,100	23,021
CVS Health Corp. 2.750% due 12/01/2022	1,100	1,100
Daimler Finance North America LLC 2.550% due 08/15/2022	8,600	8,603
Daimler Trucks Finance North America LLC
1.125% due 12/14/2023	1,750	1,681
1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~	7,600	7,571
DR Horton, Inc. 4.375% due 09/15/2022	1,977	1,979
eBay, Inc. 2.109% (US0003M + 0.870%) due 01/30/2023 ~	1,800	1,802
Elevance Health, Inc. 0.450% due 03/15/2023	7,900	7,739
ERAC USA Finance LLC 3.300% due 10/15/2022	25,100	25,089
Fiserv, Inc. 3.500% due 10/01/2022	3,600	3,600
General Mills, Inc. 6.410% due 10/15/2022	1,300	1,312
Gilead Sciences, Inc. 0.750% due 09/29/2023	3,574	3,461
HP, Inc. 4.050% due 09/15/2022	3,500	3,514
Humana, Inc.
0.650% due 08/03/2023	7,585	7,342

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

3.150% due 12/01/2022	4,000	4,002
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023	1,600	1,544
Hyundai Capital America
0.800% due 04/03/2023	2,000	1,952
0.800% due 01/08/2024	2,300	2,186
1.150% due 11/10/2022	22,100	21,945
2.375% due 02/10/2023	10,200	10,072
2.850% due 11/01/2022	1,335	1,332
3.250% due 09/20/2022	5,100	5,099
5.750% due 04/06/2023	1,875	1,904
Kansas City Southern 3.000% due 05/15/2023	10,700	10,670
Kinder Morgan, Inc. 2.324% (US0003M + 1.280%) due 01/15/2023 ~	7,200	7,206
Leidos, Inc. 2.950% due 05/15/2023	2,000	1,981
Marriott International, Inc. 2.125% due 10/03/2022	10,900	10,871
Mitsubishi Corp. 2.625% due 07/14/2022	1,500	1,500
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022	1,500	1,497
Moody's Corp. 2.625% due 01/15/2023	2,500	2,495
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	3,000	2,951
Oracle Corp.
2.400% due 09/15/2023	1,824	1,797
2.625% due 02/15/2023	6,000	5,977
Panasonic Holdings Corp. 2.536% due 07/19/2022	9,250	9,249
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	400	400
Pernod Ricard SA 4.250% due 07/15/2022	400	400
Phillips 66 0.900% due 02/15/2024	7,800	7,432
Precision Castparts Corp. 2.500% due 01/15/2023	200	200
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023	11,000	10,801
Sky Ltd. 3.125% due 11/26/2022	300	300
Southern Co. 1.554% (SOFRRATE + 0.370%) due 05/10/2023 ~	33,800	33,545
Thermo Fisher Scientific, Inc. 0.797% due 10/18/2023	2,500	2,424
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	8,112	8,350
TWDC Enterprises 18 Corp. 2.125% due 09/13/2022	7,779	7,779
Union Pacific Corp. 3.500% due 06/08/2023	500	500
VMware, Inc. 0.600% due 08/15/2023	600	580
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022	10,729	10,713
Walgreen Co. 3.100% due 09/15/2022	3,200	3,206
Walt Disney Co. 1.970% (US0003M + 0.390%) due 09/01/2022 ~	10,000	9,993

		529,719

UTILITIES 1.6%
AT&T, Inc. 2.301% (US0003M + 0.890%) due 02/15/2023 ~	8,000	8,002
Atmos Energy Corp.
0.625% due 03/09/2023	26,060	25,607
2.070% (US0003M + 0.380%) due 03/09/2023 ~	2,400	2,395
Duke Energy Corp. 1.688% (SOFRRATE + 0.250%) due 06/10/2023 ~	18,000	17,854
Florida Power & Light Co.
1.181% (SOFRINDX + 0.380%) due 01/12/2024 ~	52,700	51,974
2.750% due 06/01/2023	200	199
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	1,700	1,697
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/2023	16,200	15,927
1.498% (SOFRINDX + 0.400%) due 11/03/2023 ~	17,000	16,759

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

1.775% (US0003M + 0.270%) due 02/22/2023 ~	57,700	57,347

		197,761

Total Corporate Bonds & Notes (Cost $2,998,797)		2,987,576

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050	6,000	5,920

Total Municipal Bonds & Notes (Cost $5,938)		5,920

U.S. GOVERNMENT AGENCIES 5.4%
Federal Farm Credit Banks Funding Corp. 1.610% due 11/16/2022 •	42,000	42,006
Federal Home Loan Bank
1.525% due 02/08/2023 - 03/15/2023 •	560,000	560,035
1.540% due 06/07/2023 •	80,000	80,007

Total U.S. Government Agencies (Cost $682,000)		682,048

ASSET-BACKED SECURITIES 0.4%
ARI Fleet Lease Trust 1.495% due 04/17/2023	13,814	13,751
DLLST LLC 1.560% due 05/22/2023	16,102	16,054
MMAF Equipment Finance LLC 1.482% due 05/03/2023	19,950	19,919

Total Asset-Backed Securities (Cost $49,866)		49,724

SOVEREIGN ISSUES 2.6%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022	1,700	1,701
Export-Import Bank of Korea
1.769% (US0003M + 0.800%) due 07/05/2022 ~	11,300	11,300
2.211% (US0003M + 0.925%) due 11/01/2022 ~	16,150	16,183
2.401% (US0003M + 0.775%) due 06/01/2023 ~	8,700	8,731
2.425% (US0003M + 1.200%) due 04/27/2023 ~	4,000	4,030
Industrial Bank of Korea 1.634% (US0003M + 0.450%) due 10/23/2022 ~	24,500	24,523
Japan Bank for International Cooperation 2.375% due 11/16/2022	6,000	5,996
Kommuninvest Sverige AB 0.125% due 07/20/2022	54,200	54,152
Korea Development Bank
1.694% (US0003M + 0.725%) due 07/06/2022 ~	16,300	16,300
1.805% (US0003M + 0.350%) due 02/18/2023 ~	10,000	9,999
2.039% (US0003M + 0.800%) due 10/30/2022 ~	8,300	8,315
2.494% (US0003M + 1.450%) due 04/16/2023 ~	3,500	3,533
2.752% (US0003M + 0.475%) due 10/01/2022 ~	3,000	3,001
Province of Alberta 2.200% due 07/26/2022	25,366	25,367
Svensk Exportkredit AB
0.250% due 10/05/2022	70,000	69,668
2.000% due 08/30/2022	5,000	4,997
2.479% (SOFRINDX + 1.000%) due 12/19/2022 ~	56,000	56,237

Total Sovereign Issues (Cost $324,419)		324,033

SHORT-TERM INSTRUMENTS 81.3%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC 1.050% due 02/01/2023	53,000	52,335
Sumitomo Mitsui Banking Corp. 1.670% (SOFRRATE + 0.170%) due 09/06/2022 ~	19,900	19,895

		72,230

COMMERCIAL PAPER 2.0%
AT&T, Inc. 0.800% due 07/12/2022	65,300	65,259
Constellation Brands, Inc.
1.700% due 07/01/2022	22,000	21,999
1.750% due 07/08/2022	28,300	28,287
2.400% due 07/15/2022	19,600	19,583
Crown Castle International Corp. 2.400% due 07/12/2022	80,100	80,043
International Flavors & Fragrances, Inc. 3.000% due 07/15/2022	19,900	19,884

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

Molson Coors Brewing Co. 1.850% due 07/06/2022	5,000	4,998
Verizon Communications, Inc. 1.250% due 07/12/2022	7,400	7,395

		247,448

REPURCHASE AGREEMENTS (d) 48.8%		6,099,931

SHORT-TERM NOTES 8.2%
Federal Home Loan Bank
1.505% due 09/15/2022 •	47,000	47,001
1.510% due 08/26/2022 - 09/16/2022 •	905,000	905,039
Southern California Edison Co. 1.845% (SOFRRATE + 0.470%) due 12/02/2022 ~	68,200	68,054

		1,020,094

U.S. TREASURY BILLS 8.7%
0.918% due 07/07/2022 - 09/29/2022 (a)(b)(c)	1,086,490	1,085,060

U.S. TREASURY CASH MANAGEMENT BILLS 13.0%
1.744% due 09/13/2022 - 10/25/2022 (b)(c)	1,638,600	1,630,124

Total Short-Term Instruments (Cost $10,156,324)		10,154,887

Total Investments in Securities (Cost $14,217,344)		14,204,188

Total Investments 113.6% (Cost $14,217,344)		$14,204,188
Other Assets and Liabilities, net (13.6)%		(1,700,622)

Net Assets 100.0%		$12,503,566

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	1.530%	06/30/2022	07/01/2022	$430,000	U.S. Treasury Bonds 4.500% due 05/15/2038		$(443,138)	$430,000	$430,018
	1.530	07/01/2022	07/05/2022	500,000	U.S. Treasury Bonds 4.500% due 05/15/2038		(509,190)	500,000	500,000
	1.530	07/01/2022	07/05/2022	250,000	U.S. Treasury Notes 0.750% due 03/31/2026		(254,941)	250,000	250,000
BOS	1.490	06/30/2022	07/01/2022	634,800	U.S. Treasury Bonds 3.000% due 02/15/2047		(203,354)	634,800	634,826
					U.S. Treasury Notes 3.250% due 06/30/2029		(444,962)
	1.520	07/01/2022	07/05/2022	377,400	U.S. Treasury Bonds 1.750% - 3.125% due 08/15/2041 - 05/15/2049		(386,755)	377,400	377,400
DEU	1.480	07/01/2022	07/05/2022	70,000	U.S. Treasury Bonds 3.000% due 08/15/2048		(72,054)	70,000	70,000
FICC	0.400	06/30/2022	07/01/2022	25,389	U.S. Treasury Notes 3.000% due 06/30/2024		(25,897)	25,389	25,389
	1.430	06/30/2022	07/01/2022	101,300	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028		(103,326)	101,300	101,304
	1.450	06/30/2022	07/01/2022	1,323,100	U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029		(274,805)	1,323,100	1,323,153
					U.S. Treasury Notes 0.875% - 2.875% due 11/30/2028 - 05/15/2029		(1,074,757)
JPS	0.060	08/18/2021	TBD(2)	351,704	U.S. Treasury Bonds 1.375% due 11/15/2040		(130,703)	351,704	351,890
					U.S. Treasury Inflation Protected Securities 0.125% - 0.250% due 01/15/2023 - 01/15/2025		(153,458)
	0.060	12/07/2021	TBD(2)	266,438	U.S. Treasury Bonds 2.250% due 08/15/2046		(203,895)	266,438	266,529
	1.450	06/23/2022	07/07/2022	185,000	U.S. Treasury Bills 0.000% due 12/22/2022		(186,585)	185,000	185,060
	1.500	06/30/2022	07/14/2022	105,000	U.S. Treasury Bills 0.000% due 12/29/2022		(107,185)	105,000	105,004
	1.540	06/30/2022	07/01/2022	150,600	U.S. Treasury Bonds 3.000% due 11/15/2044		(144,561)	150,600	150,606
MBC	1.450	06/24/2022	07/01/2022	300,000	U.S. Treasury Bills 0.000% due 03/23/2023		(98,283)	300,000	300,085
					U.S. Treasury Bonds 2.250% due 05/15/2041		(96,170)
					U.S. Treasury Notes 1.500% due 01/15/2023 - 02/29/2024		(113,783)
	1.490	06/30/2022	07/07/2022	100,000	U.S. Treasury Bonds 6.250% due 05/15/2030		(81,763)	100,000	100,004
					U.S. Treasury Notes 2.250% due 08/15/2027		(21,687)
MSR	1.530	06/30/2022	07/01/2022	500,000	U.S. Treasury Notes 0.375% - 0.750% due 01/31/2026 - 03/31/2026		(514,055)	500,000	500,021
	1.530	07/01/2022	07/05/2022	409,200	U.S. Treasury Notes 0.750% - 2.250% due 01/31/2024 - 03/31/2026		(418,701)	409,200	409,200
TDM	1.480	06/30/2022	07/01/2022	20,000	U.S. Treasury Notes 2.500% due 01/31/2025		(20,654)	20,000	20,001

Total Repurchase Agreements							$(6,084,662)	$6,099,931	$6,100,490

Cash of $1,235 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$2,260,096	$0	$2,260,096
Industrials					0	529,719	0	529,719
Utilities					0	197,761	0	197,761
Municipal Bonds & Notes
California					0	5,920	0	5,920
U.S. Government Agencies					0	682,048	0	682,048

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2022 (Unaudited)

Asset-Backed Securities	0	49,724	0	49,724
Sovereign Issues	0	324,033	0	324,033
Short-Term Instruments
Certificates of Deposit	0	72,230	0	72,230
Commercial Paper	0	247,448	0	247,448
Repurchase Agreements	0	6,099,931	0	6,099,931
Short-Term Notes	0	1,020,094	0	1,020,094
U.S. Treasury Bills	0	1,085,060	0	1,085,060
U.S. Treasury Cash Management Bills	0	1,630,124	0	1,630,124

Total Investments	$0	$14,204,188	$0	$14,204,188

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.4% ¤
CORPORATE BONDS & NOTES 33.1%
BANKING & FINANCE 25.7%
ABN AMRO Bank NV 1.844% (US0003M + 0.800%) due 07/19/2022 ~		$6,940	$6,940
ADCB Finance Cayman Ltd. 1.907% (BBSW3M + 1.380%) due 10/25/2022 ~	AUD	550	380
American Express Co.
1.896% (US0003M + 0.610%) due 08/01/2022 ~		$6,700	6,700
2.203% (US0003M + 0.650%) due 02/27/2023 ~		2,577	2,579
2.500% due 08/01/2022		4,100	4,100
Athene Global Funding 2.192% (US0003M + 1.230%) due 07/01/2022 ~		12,021	12,021
Banco Santander SA 3.848% due 04/12/2023		1,600	1,599
Bank of America Corp. 3.004% due 12/20/2023 •		12,000	11,964
Bank of Nova Scotia
2.000% due 11/15/2022		300	299
2.440% due 03/11/2024		2,000	1,959
BNZ International Funding Ltd. 2.650% due 11/03/2022		17,400	17,394
Canadian Imperial Bank of Commerce 2.833% (BBSW3M + 1.350%) due 06/09/2023 ~	AUD	26,400	18,307
Citigroup, Inc.
2.700% due 10/27/2022		$19,500	19,519
3.010% (US0003M + 1.430%) due 09/01/2023 ~		3,900	3,897
3.375% due 03/01/2023		650	651
CK Hutchison International Ltd. 2.750% due 03/29/2023		3,245	3,234
Credit Agricole SA 2.204% (US0003M + 1.020%) due 04/24/2023 ~		1,145	1,145
Credit Suisse AG
1.000% due 05/05/2023		14,300	14,000
1.549% (SOFRINDX + 0.380%) due 08/09/2023 ~		1,700	1,689
2.235% (BBSW3M + 1.150%) due 05/26/2023 ~	AUD	32,250	22,292
Danske Bank AS 1.171% due 12/08/2023 •		$3,400	3,355
DBS Bank Ltd.
1.047% (BBSW3M + 0.520%) due 10/25/2022 ~	AUD	30,000	20,706
2.252% (BBSW3M + 0.630%) due 09/13/2022 ~		18,100	12,496
Deutsche Bank AG
2.601% (US0003M + 1.190%) due 11/16/2022 ~		$7,315	7,313
3.950% due 02/27/2023		600	599
Discover Financial Services 3.850% due 11/21/2022		5,175	5,189
DNB Bank ASA 2.231% (US0003M + 0.620%) due 12/02/2022 ~		59,100	59,078
European Bank for Reconstruction & Development 1.485% (SOFRRATE + 0.260%) due 08/19/2022 ~		34,643	34,653
European Investment Bank 1.144% (US0003M + 0.100%) due 01/19/2023 ~		32,000	31,996
Fidelity National Financial, Inc. 5.500% due 09/01/2022		4,700	4,718
General Motors Financial Co., Inc.
2.439% (SOFRRATE + 1.200%) due 11/17/2023 ~		31,400	30,959
3.550% due 07/08/2022		67,190	67,191
3.700% due 05/09/2023		19,400	19,402
4.150% due 06/19/2023		6,472	6,478
4.250% due 05/15/2023		4,921	4,940
Goldman Sachs Group, Inc.
2.200% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	4,680	3,236
2.905% due 07/24/2023 •		$10,369	10,366
Hana Bank
2.014% (US0003M + 0.800%) due 07/26/2023 ~		3,900	3,915
2.977% (US0003M + 0.700%) due 10/02/2022 ~		11,860	11,872
HSBC Holdings PLC
2.100% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	3,600	2,484
3.033% due 11/22/2023 •		$28,691	28,566
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022		3,855	3,860
ING Groep NV 3.285% (US0003M + 1.000%) due 10/02/2023 ~		2,790	2,799

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2022 (Unaudited)

Inter-American Development Bank 1.706% (SOFRRATE + 0.260%) due 09/16/2022 ~		88,145	88,175
International Bank for Reconstruction & Development
0.904% due 01/13/2023 •		149,818	149,835
2.250% due 01/17/2023	CAD	3,400	2,634
International Finance Corp. 1.601% due 06/30/2023 •		$37,000	36,981
International Lease Finance Corp. 5.875% due 08/15/2022		2,500	2,505
Jackson National Life Global Funding 1.322% (SOFRRATE + 0.600%) due 01/06/2023 ~		6,900	6,895
Kreditanstalt fuer Wiederaufbau 1.750% due 08/22/2022		26,000	25,994
MET Tower Global Funding 1.425% due 01/17/2023 •		14,180	14,167
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		3,600	3,600
Mitsubishi UFJ Financial Group, Inc.
1.974% (US0003M + 0.790%) due 07/25/2022 ~		60,724	60,706
2.623% due 07/18/2022		11,600	11,601
2.665% due 07/25/2022		11,900	11,903
Mizuho Bank Ltd. 0.921% (BBSW3M + 0.530%) due 10/20/2023 ~	AUD	69,500	47,865
Mizuho Financial Group, Inc.
2.601% (US0003M + 0.880%) due 09/11/2022 ~		$28,701	28,688
2.721% due 07/16/2023 •		72,795	72,798
MUFG Union Bank NA 2.100% due 12/09/2022		6,000	5,976
Nationwide Building Society 2.000% due 01/27/2023		3,300	3,275
NatWest Markets PLC
3.174% (SOFRRATE + 1.662%) due 09/29/2022 ~		48,125	48,193
3.625% due 09/29/2022		4,500	4,506
New York Life Global Funding 1.451% (US0003M + 0.440%) due 07/12/2022 ~		19,300	19,297
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		2,800	2,800
2.924% due 09/28/2022 •		500	498
Nordea Bank Abp 1.000% due 06/09/2023		4,300	4,198
NTT Finance Corp. 0.373% due 03/03/2023		800	786
ORIX Corp. 2.900% due 07/18/2022		18,067	18,067
Royal Bank of Canada 1.439% (SOFRINDX + 0.450%) due 10/26/2023 ~		5,900	5,861
Santander Holdings USA, Inc. 3.400% due 01/18/2023		3,000	2,996
Skandinaviska Enskilda Banken AB 2.366% (US0003M + 0.645%) due 12/12/2022 ~		44,557	44,569
Societe Generale SA 1.293% due 07/15/2023 •	AUD	15,000	10,356
Sumitomo Mitsui Financial Group, Inc.
1.784% (US0003M + 0.740%) due 10/18/2022 ~		$7,200	7,201
1.791% (US0003M + 0.780%) due 07/12/2022 ~		44,800	44,795
2.784% due 07/12/2022		20,300	20,301
Toronto-Dominion Bank
0.962% (SOFRRATE + 0.240%) due 01/06/2023 ~		7,126	7,103
1.510% (SOFRRATE + 0.480%) due 01/27/2023 ~		20,000	19,944
Toyota Motor Credit Corp. 1.194% (SOFRRATE + 0.340%) due 10/14/2022 ~		1,300	1,299
Truist Bank 3.000% due 02/02/2023		400	400
UBS AG
0.375% due 06/01/2023		1,500	1,452
1.668% (SOFRRATE + 0.320%) due 06/01/2023 ~		46,900	46,735
Wells Fargo & Co. 2.469% (US0003M + 1.230%) due 10/31/2023 ~		2,500	2,502
Westpac Banking Corp. 2.131% (US0003M + 0.720%) due 05/15/2023 ~		1,900	1,901

			1,416,198

INDUSTRIALS 6.2%
AbbVie, Inc.
2.155% (US0003M + 0.650%) due 11/21/2022 ~		1,100	1,100
2.300% due 11/21/2022		11,885	11,864
2.850% due 05/14/2023		5,400	5,383
2.900% due 11/06/2022		28,100	28,102
3.250% due 10/01/2022		7,940	7,940
Altria Group, Inc. 2.850% due 08/09/2022		2,800	2,800
AstraZeneca PLC 0.300% due 05/26/2023		26,700	26,107
BAT Capital Corp. 2.291% (US0003M + 0.880%) due 08/15/2022 ~		1,000	999

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2022 (Unaudited)

BMW Finance NV
2.190% (US0003M + 0.790%) due 08/12/2022 ~		12,900	12,898
2.250% due 08/12/2022		15,000	15,000
BP Capital Markets America, Inc. 2.746% (US0003M + 0.650%) due 09/19/2022 ~		2,977	2,976
Canadian Natural Resources Ltd. 2.950% due 01/15/2023		13,787	13,740
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023		700	686
2.111% (US0003M + 0.500%) due 03/02/2023 ~		122	122
Daimler Finance North America LLC 2.550% due 08/15/2022		934	934
Daimler Trucks Finance North America LLC 1.930% (SOFRRATE + 0.500%) due 06/14/2023 ~		3,600	3,586
DR Horton, Inc. 4.375% due 09/15/2022		1,500	1,501
Elevance Health, Inc. 0.450% due 03/15/2023		11,500	11,265
Energy Transfer LP 5.000% due 10/01/2022		290	290
ERAC USA Finance LLC 3.300% due 10/15/2022		11,900	11,895
Gilead Sciences, Inc. 0.750% due 09/29/2023		1,800	1,743
Humana, Inc. 3.150% due 12/01/2022		8,994	8,998
Hyundai Capital America
0.800% due 04/03/2023		4,000	3,904
0.800% due 01/08/2024		13,240	12,585
1.250% due 09/18/2023		14,950	14,494
2.375% due 02/10/2023		2,665	2,632
3.250% due 09/20/2022		9,128	9,126
International Business Machines Corp. 3.000% due 05/15/2024		1,000	993
International Flavors & Fragrances, Inc. 0.697% due 09/15/2022		1,885	1,876
Kansas City Southern 3.000% due 05/15/2023		10,081	10,053
Leidos, Inc. 2.950% due 05/15/2023		2,300	2,278
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,100	4,033
Oracle Corp. 2.500% due 10/15/2022		5,210	5,200
Panasonic Holdings Corp. 2.536% due 07/19/2022		4,010	4,010
Penske Truck Leasing Canada, Inc. 2.850% due 12/07/2022 (d)	CAD	10,000	7,760
Pernod Ricard SA 4.250% due 07/15/2022		$1,700	1,701
Philip Morris International, Inc. 2.500% due 08/22/2022		800	799
Phillips 66 0.900% due 02/15/2024		3,800	3,621
RELX Capital, Inc. 3.500% due 03/16/2023		13,747	13,732
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023		29,600	29,064
Time Warner Entertainment Co. LP 8.375% due 03/15/2023		20,647	21,252
Union Pacific Corp. 3.500% due 06/08/2023		300	300
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022		2,266	2,263
3.125% due 05/12/2023		1,300	1,291
VW Credit Canada, Inc. 3.700% due 11/14/2022 (d)	CAD	21,500	16,741
Walgreen Co. 3.100% due 09/15/2022		$1,500	1,503

			341,140

UTILITIES 1.2%
AT&T, Inc. 3.106% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	700	485
Atmos Energy Corp. 0.625% due 03/09/2023		$23,300	22,895
Engie SA 2.875% due 10/10/2022		2,155	2,150
Florida Power & Light Co. 1.181% (SOFRINDX + 0.380%) due 01/12/2024 ~		3,500	3,452
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023		1,900	1,896
NextEra Energy Capital Holdings, Inc. 1.498% (SOFRINDX + 0.400%) due 11/03/2023 ~		9,200	9,070

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2022 (Unaudited)

Pacific Gas & Electric Co.
1.700% due 11/15/2023		1,300	1,253
2.371% (SOFRINDX + 1.150%) due 11/14/2022 ~		500	498
Verizon Communications, Inc. 2.235% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	27,340	18,908
Vodafone Group PLC 2.672% (BBSW3M + 1.050%) due 12/13/2022 ~		9,470	6,546

			67,153

Total Corporate Bonds & Notes (Cost $1,842,037)			1,824,491

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.850% due 01/01/2050		$2,500	2,467

Total Municipal Bonds & Notes (Cost $2,474)			2,467

ASSET-BACKED SECURITIES 0.9%
ARI Fleet Lease Trust 1.495% due 04/17/2023		11,742	11,689
DLLST LLC 1.560% due 05/22/2023		16,102	16,054
MMAF Equipment Finance LLC 1.482% due 05/03/2023		20,717	20,685

Total Asset-Backed Securities (Cost $48,561)			48,428

SOVEREIGN ISSUES 3.9%
BNG Bank NV 1.500% due 09/06/2022		25,850	25,821
Development Bank of Japan, Inc. 2.125% due 09/01/2022		30,000	29,995
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		4,400	4,402
Export-Import Bank of India 2.505% (US0003M + 1.000%) due 08/21/2022 ~		3,950	3,955
Export-Import Bank of Korea
1.769% (US0003M + 0.800%) due 07/05/2022 ~		7,580	7,580
2.211% (US0003M + 0.925%) due 11/01/2022 ~		4,100	4,109
Israel Government International Bond 0.750% due 07/31/2022	ILS	26,100	7,471
Kommuninvest Sverige AB 0.125% due 07/20/2022		$11,980	11,970
Korea Development Bank
1.694% (US0003M + 0.725%) due 07/06/2022 ~		4,150	4,150
1.805% (US0003M + 0.350%) due 02/18/2023 ~		5,600	5,599
2.039% (US0003M + 0.800%) due 10/30/2022 ~		5,300	5,309
2.494% (US0003M + 1.450%) due 04/16/2023 ~		2,975	3,003
2.752% (US0003M + 0.475%) due 10/01/2022 ~		400	400
Korea Expressway Corp. 2.124% (US0003M + 0.600%) due 11/25/2022 ~		3,000	2,987
Korea National Oil Corp. 1.919% (US0003M + 0.875%) due 07/16/2023 ~		2,700	2,714
Province of Alberta 2.200% due 07/26/2022		59,800	59,802
Svensk Exportkredit AB 2.479% (SOFRINDX + 1.000%) due 12/19/2022 ~		34,000	34,144

Total Sovereign Issues (Cost $214,064)			213,411

SHORT-TERM INSTRUMENTS 70.4%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC 1.050% due 02/01/2023		30,200	29,821

COMMERCIAL PAPER 2.4%
AT&T, Inc. 0.800% due 07/12/2022		35,700	35,677
Constellation Brands, Inc.
1.700% due 07/01/2022		14,000	13,999
1.750% due 07/08/2022		28,600	28,587
Crown Castle International Corp. 2.400% due 07/12/2022		36,400	36,374
International Flavors & Fragrances, Inc. 3.000% due 07/15/2022		6,500	6,495

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2022 (Unaudited)

Molson Coors Brewing Co. 1.850% due 07/06/2022		10,000	9,997

			131,129

REPURCHASE AGREEMENTS (e) 32.1%			1,770,335

SHORT-TERM NOTES 12.3%
Federal Home Loan Bank
0.000% due 08/15/2022 (c)		5,400	5,389
1.510% due 08/26/2022 •		365,000	365,027
Korea Monetary Stabilization Bond 0.000% due 08/09/2022 (c)	KRW	400,000,000	307,314

			677,730

ISRAEL TREASURY BILLS 0.1%
(0.020)% due 08/03/2022 - 12/07/2022 (b)(c)	ILS	15,100	4,316

U.S. TREASURY BILLS 2.1%
1.273% due 07/19/2022 - 09/29/2022 (b)(c)(g)		$113,872	113,750

U.S. TREASURY CASH MANAGEMENT BILLS 20.9%
1.802% due 08/23/2022 - 11/01/2022 (a)(b)(c)		1,157,700	1,151,366

Total Short-Term Instruments (Cost $3,885,680)			3,878,447

Total Investments in Securities (Cost $5,992,816)			5,967,244

Total Investments 108.4% (Cost $5,992,816)			$5,967,244
Financial Derivative Instruments (f) 0.2%(Cost or Premiums, net $0)			10,143
Other Assets and Liabilities, net (8.6)%			(470,587)

Net Assets 100.0%			$5,506,800

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Penske Truck Leasing Canada, Inc.				2.850%	12/07/2022	03/09/2021	$7,959	$7,760	0.14%
VW Credit Canada, Inc.				3.700	11/14/2022	12/14/2021 - 02/09/2022	16,903	16,741	0.30

							$24,862	$24,501	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	1.530%	06/30/2022	07/01/2022	$250,000	U.S. Treasury Notes 0.750% due 03/31/2026		$(256,164)	$250,000	$250,011
BOS	1.490	06/30/2022	07/01/2022	579,300	U.S. Treasury Notes 3.250% due 06/30/2029		(592,090)	579,300	579,324
	1.520	07/01/2022	07/05/2022	120,000	U.S. Treasury Bonds 2.750% due 08/15/2047		(121,899)	120,000	120,000
	1.540	06/30/2022	07/01/2022	31,100	U.S. Treasury Bonds 3.000% due 11/15/2044		(32,117)	31,100	31,101
BRC	1.450	06/30/2022	07/01/2022	250,000	Fannie Mae 3.500% due 10/01/2051		(121,285)	250,000	250,010
					Ginnie Mae 2.500% due 04/20/2050 - 06/20/2052		(114,692)
	1.470	07/01/2022	07/05/2022	23,000	Ginnie Mae 2.500% due 06/20/2052		(23,888)	23,000	23,000
DEU	1.540	06/30/2022	07/01/2022	2,000	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2025		(2,053)	2,000	2,000
FICC	0.400	06/30/2022	07/01/2022	10,912	U.S. Treasury Notes 3.000% due 06/30/2024		(11,130)	10,912	10,912
MSR	1.400	06/30/2022	07/01/2022	500,000	U.S. Treasury Notes 0.250% - 0.750% due 07/31/2025 - 05/31/2026		(513,032)	500,000	500,020
SSB	0.400	06/30/2022	07/01/2022	4,023	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(4,103)	4,023	4,023

Total Repurchase Agreements							$(1,792,453)	$1,770,335	$1,770,401

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD		07/2022	CAD	5,030		$3,985	$77	$0
BOA		07/2022	JPY	5,200		38	0	0
		07/2022		$20,904	CAD	27,127	173	0
		07/2022		39	JPY	5,200	0	0
BPS		07/2022		9,017	CAD	11,341	0	(205)
		08/2022	AUD	2,094		$1,444	0	(3)
CBK		08/2022	ILS	5,200		1,623	131	0
		08/2022	KRW	239,945		187	1	0
		12/2022	ILS	6,502		2,073	189	0
HUS		08/2022		26,100		8,199	711	0
IND		08/2022	AUD	4,846		3,497	149	0
JPM		07/2022	JPY	5,200		38	0	0
		07/2022		$38	JPY	5,200	0	0
		12/2022	ILS	3,401		$1,103	117	0
RBC		07/2022		$3,549	CAD	4,564	0	(4)
		08/2022	AUD	229,988		$163,450	4,554	0
		08/2022	CAD	4,564		3,549	4	0
SCX		07/2022	ILS	366		108	4	0

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2022 (Unaudited)

SSB	08/2022	KRW	399,855,880		313,809	3,550	0
TOR	07/2022	CAD	54,913		42,993	327	0
	07/2022	JPY	696,177		5,485	350	0
	07/2022		$10,713	CAD	13,782	14	(19)
	07/2022		1,592	GBP	1,266	0	(50)
	07/2022		5,112	JPY	696,177	23	0
	08/2022	CAD	13,782		$10,713	19	(15)
UAG	07/2022	EUR	1,730		1,859	46	0

Total Forward Foreign Currency Contracts						$10,439	$(296)

(g)

Securities with an aggregate market value of $272 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$1,416,198	$0	$1,416,198
Industrials			0		341,140	0	341,140
Utilities			0		67,153	0	67,153
Municipal Bonds & Notes
California			0		2,467	0	2,467
Asset-Backed Securities			0		48,428	0	48,428
Sovereign Issues			0		213,411	0	213,411
Short-Term Instruments
Certificates of Deposit			0		29,821	0	29,821
Commercial Paper			0		131,129	0	131,129
Repurchase Agreements			0		1,770,335	0	1,770,335
Short-Term Notes			0		677,730	0	677,730
Israel Treasury Bills			0		4,316	0	4,316
U.S. Treasury Bills			0		113,750	0	113,750
U.S. Treasury Cash Management Bills			0		1,151,366	0	1,151,366

Total Investments			$0		$5,967,244	$0	$5,967,244

Financial Derivative Instruments - Assets
Over the counter			$0		$10,439	$0	$10,439

Financial Derivative Instruments - Liabilities
Over the counter			$0		$(296)	$0	$(296)

Total Financial Derivative Instruments			$0		$10,143	$0	$10,143

Totals			$0		$5,977,387	$0	$5,977,387

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.3% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$8

Total Corporate Bonds & Notes (Cost $1,036)		8

U.S. GOVERNMENT AGENCIES 56.2%
Fannie Mae
0.760% due 03/25/2027 ~	3	3
1.026% due 03/25/2027 ~	5	5
1.066% (US0001M + 0.060%) due 12/25/2036 ~	43	43
1.337% due 09/17/2027 •	12	12
1.356% due 09/25/2042 •	120	118
1.449% due 06/01/2032 •	3	3
1.469% due 08/01/2032 •	3	3
1.499% due 11/01/2040 •	2	2
1.500% due 10/01/2024 •	1	1
1.509% due 01/01/2038 •	1	1
1.524% due 07/01/2042 - 07/01/2044 •	184	188
1.525% due 06/01/2033 •	58	58
1.540% due 08/01/2028 •	78	78
1.563% due 07/01/2033 •	168	167
1.574% due 09/01/2041 •	12	13
1.578% due 12/01/2032 •	70	70
1.600% due 11/01/2027 •	3	3
1.603% due 11/01/2035 •	1	1
1.606% due 12/25/2023 •	19	19
1.625% due 09/01/2033 •	66	66
1.628% due 12/01/2034 •	6	6
1.653% due 07/01/2027 •	1	1
1.655% due 07/01/2035 •	23	23
1.665% due 12/01/2032 •	14	14
1.691% due 02/01/2035 •	5	5
1.700% due 01/01/2033 •	2	2
1.704% due 01/01/2035 •	1	1
1.715% due 10/01/2032 •	31	31
1.716% due 10/01/2034 •	38	37
1.742% due 11/01/2032 •	4	3
1.744% due 09/01/2033 - 03/25/2034 •	31	30
1.764% due 02/01/2037 •	16	16
1.799% due 08/01/2033 •	1	1
1.815% due 01/01/2037 •	1	1
1.820% due 04/01/2037 •	1	1
1.824% due 05/25/2035 •	3	3
1.830% due 07/01/2034 •	51	53
1.846% due 11/01/2034 •	37	37
1.847% due 11/01/2033 •	83	82
1.860% due 02/01/2035 •	15	15
1.863% due 10/01/2032 •	12	12
1.871% due 12/01/2036 •	49	50
1.872% due 01/01/2035 •	12	13
1.875% due 10/01/2034 - 06/01/2035 •	14	14
1.878% due 07/01/2035 •	6	6
1.886% due 05/01/2032 •	7	7
1.891% due 07/01/2035 •	3	3
1.892% due 12/01/2034 •	24	24
1.893% due 03/01/2034 •	209	207
1.895% due 07/01/2033 •	31	30
1.906% due 01/01/2035 •	8	8
1.913% due 04/01/2033 - 09/01/2033 •	29	29
1.915% due 09/01/2034 •	22	21
1.920% due 11/01/2034 •	11	12
1.924% due 01/25/2034 •	8	8
1.934% due 03/01/2035 •	44	44
1.944% due 07/01/2034 •	46	47
1.945% due 11/01/2033 •	123	122
1.948% due 09/01/2033 •	19	19
1.950% due 11/01/2047 •	110	109
1.953% due 09/01/2033 •	2	2
1.960% due 01/01/2033 •	5	4
1.974% (US0001M + 0.350%) due 05/25/2042 ~	13	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

1.977% due 07/01/2035 •	4	4
1.979% due 02/01/2034 •	14	14
1.980% due 12/01/2035 •	7	7
1.993% due 12/01/2036 •	2	3
1.995% due 05/18/2032 - 02/01/2035 •	157	159
2.000% due 12/01/2033 •	32	33
2.005% due 10/01/2033 •	23	23
2.024% (US0001M + 0.400%) due 06/25/2029 - 06/25/2032 ~	12	12
2.024% due 03/25/2033 - 12/25/2033 •	12	12
2.032% due 08/01/2035 •	16	17
2.045% due 10/18/2030 •	18	18
2.064% due 05/25/2036 •	5	5
2.070% due 04/01/2028 •	13	13
2.074% due 10/25/2030 •	15	15
2.075% due 02/01/2036 •	32	32
2.095% due 11/18/2030 •	9	9
2.097% due 01/01/2036 •	1	1
2.098% due 02/01/2034 •	95	95
2.103% due 11/01/2035 •	3	4
2.105% due 12/01/2035 •	162	161
2.120% due 10/01/2035 •	8	8
2.122% due 06/01/2035 •	36	35
2.124% (US0001M + 0.500%) due 08/25/2031 - 01/25/2033 ~	26	26
2.125% due 01/01/2033 •	8	7
2.137% due 11/01/2035 •	15	16
2.144% due 11/01/2033 •	14	14
2.150% due 01/01/2034 •	1	1
2.155% due 03/01/2034 •	11	11
2.172% due 05/01/2037 •	170	169
2.174% (US0001M + 0.550%) due 12/25/2030 ~	13	13
2.184% due 11/01/2035 •	12	12
2.190% due 04/01/2033 •	5	5
2.197% due 01/01/2035 •	24	25
2.205% due 08/01/2033 •	7	7
2.223% due 07/01/2035 •	10	10
2.225% due 12/01/2035 •	179	178
2.256% due 03/01/2033 •	63	62
2.263% due 11/01/2034 •	2	2
2.267% due 04/01/2040 •	113	116
2.274% due 10/25/2022 - 11/25/2031 •	19	19
2.287% due 11/01/2031 •	12	12
2.290% due 01/01/2036 •	2	2
2.299% due 02/01/2034 •	33	33
2.300% due 01/01/2036 •	60	61
2.315% due 08/01/2037 •	301	300
2.316% due 01/01/2033 •	2	2
2.324% due 04/25/2032 •	18	18
2.326% due 03/01/2033 •	2	2
2.329% due 02/01/2035 •	11	11
2.330% due 10/01/2033 •	66	65
2.345% due 06/01/2034 •	79	79
2.366% due 07/01/2033 •	1	1
2.383% due 06/01/2030 •	1	1
2.393% due 09/01/2035 •	61	61
2.400% due 11/01/2032 - 01/01/2033 •	9	9
2.405% due 07/01/2035 •	1	1
2.408% due 03/01/2034 •	69	69
2.417% due 03/01/2033 •	13	13
2.421% due 04/01/2034 •	7	7
2.425% due 04/01/2035 •	2	2
2.430% due 11/01/2034 •	5	5
2.434% due 09/01/2035 •	18	18
2.438% due 05/01/2034 •	5	5
2.460% due 07/01/2026 •	55	55
2.500% due 11/01/2026 - 11/01/2036 •	231	230
2.550% due 03/01/2035 •	1	1
2.600% due 01/01/2033 •	2	2
2.605% due 04/01/2033 •	84	83
2.617% due 08/01/2033 •	27	27
2.624% due 12/25/2023 - 04/25/2032 •	32	33
2.633% due 12/01/2030 •	1	1
2.682% due 05/01/2033 •	4	4
2.717% due 05/01/2035 •	31	31
2.721% due 09/01/2035 •	51	53
2.727% due 06/01/2037 •	7	7
2.774% due 04/25/2023 - 09/25/2023 •	3	3
2.774% (US0001M + 1.150%) due 10/25/2023 ~	2	2
2.777% due 02/01/2035 •	7	7
2.783% due 03/01/2030 •	59	59
2.789% due 04/01/2035 •	9	9
2.824% (US0001M + 1.200%) due 01/25/2024 ~	8	8
2.860% due 07/01/2033 •	31	31
2.902% due 10/01/2033 •	7	7
2.945% due 04/01/2034 •	18	18
2.965% due 05/01/2034 •	57	57
2.980% due 05/01/2036 •	24	24

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.988% due 05/01/2036 •	25	26
3.000% due 06/01/2034 •	3	3
3.025% due 05/01/2030 •	13	13
3.048% due 07/01/2037 •	29	30
3.051% due 10/01/2035 •	39	38
3.052% due 07/01/2029 •	6	6
3.182% due 05/01/2036 •	40	40
3.230% due 08/25/2042 ~	13	13
3.330% due 05/01/2036 •	12	12
3.405% due 04/01/2035 •	1	1
3.500% due 06/01/2034 •	1	1
3.649% due 03/01/2035 •	24	24
3.705% due 06/01/2036 •	7	7
3.961% due 05/01/2036 •	16	16
4.060% due 03/01/2030	429	442
4.288% due 09/01/2037 •	151	152
4.766% due 08/01/2026	408	429
4.898% due 12/25/2042 ~	73	73
6.000% due 02/25/2044 - 08/25/2044	21	22
6.151% due 09/01/2024 •	76	76
6.250% due 05/25/2042	16	17
6.500% due 11/25/2023 - 01/25/2044	223	239
7.000% due 02/25/2023 - 02/25/2044	20	20
7.500% due 05/25/2042	17	19
8.000% due 08/25/2022 - 10/01/2026	7	7
Freddie Mac
1.469% due 01/01/2030 •	16	16
1.475% due 03/15/2023 •	2	2
1.524% due 02/25/2045 •	118	121
1.624% due 03/15/2036 •	2	1
1.674% (US0001M + 0.350%) due 02/15/2029 ~	3	3
1.674% due 03/15/2029 •	17	16
1.676% due 10/25/2044 •	283	291
1.724% (US0001M + 0.400%) due 07/15/2026 - 01/15/2033 ~	45	45
1.724% due 11/15/2032 •	10	10
1.771% due 03/01/2035 •	10	10
1.774% due 03/15/2024 - 08/15/2029 •	27	27
1.824% due 05/15/2023 - 01/15/2032 •	25	25
1.857% due 11/01/2024 •	7	6
1.874% due 08/15/2029 - 03/15/2032 •	46	46
1.876% due 07/25/2044 •	1,322	1,375
1.884% (US0001M + 0.260%) due 08/25/2031 ~	220	216
1.904% due 09/25/2031 •	121	121
1.915% due 08/01/2035 •	89	88
1.924% due 06/15/2029 •	23	23
1.924% (US0001M + 0.600%) due 12/15/2031 ~	10	10
1.955% due 12/01/2036 •	19	19
1.974% due 06/25/2029 •	50	49
1.975% due 08/01/2033 •	4	4
1.981% due 08/01/2035 •	25	25
1.990% due 09/01/2036 •	184	183
2.000% due 12/01/2034 •	102	101
2.010% due 02/01/2037 •	3	3
2.021% due 09/01/2035 •	3	3
2.024% due 05/25/2043 •	742	734
2.040% due 12/01/2035 •	8	8
2.090% due 09/01/2035 •	1	1
2.106% due 01/01/2037 •	2	2
2.124% due 01/01/2036 •	2	2
2.125% due 11/01/2029 •	12	12
2.143% due 01/01/2035 •	2	2
2.152% due 10/01/2027 •	3	3
2.165% due 11/01/2034 •	125	125
2.182% due 07/01/2037 •	74	73
2.200% due 07/01/2033 •	6	5
2.230% due 11/01/2036 •	239	237
2.235% due 02/01/2036 •	5	5
2.250% due 09/01/2035 •	12	12
2.285% due 08/01/2035 •	3	3
2.290% due 07/01/2036 •	68	67
2.307% due 11/01/2036 •	1	1
2.321% due 03/01/2036 •	65	67
2.335% due 08/01/2037 •	70	69
2.350% due 11/01/2033 •	14	14
2.351% due 09/01/2034 •	112	111
2.370% due 01/01/2036 - 02/01/2036 •	14	15
2.375% due 12/01/2032 - 10/01/2034 •	56	56
2.379% due 08/01/2023 •	1	1
2.405% due 11/01/2036 •	2	2
2.460% due 02/01/2035 •	35	35
2.493% due 09/01/2035 •	40	40
2.511% due 04/01/2036 •	92	92
2.530% due 03/01/2036 •	118	117
2.537% due 01/01/2030 •	59	59
2.539% due 09/01/2034 •	7	7
2.580% due 04/01/2034 •	42	41

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.583% due 03/01/2032 •	22	22
2.602% due 03/01/2036 •	3	3
2.634% due 07/01/2035 •	9	9
2.655% due 09/01/2037 •	209	209
2.685% due 04/01/2034 •	2	2
2.725% due 12/01/2034 •	2	2
2.789% due 07/01/2035 •	1	1
2.924% due 07/01/2033 •	1	1
2.932% due 06/01/2035 •	4	4
2.962% due 03/01/2035 •	21	21
3.000% due 02/01/2048	2,745	2,584
3.010% due 01/01/2034 •	70	70
3.137% due 04/01/2032 •	73	73
3.250% due 04/01/2032 •	7	7
3.308% due 05/01/2035 •	75	75
3.443% (TSFR1M + 2.164%) due 07/15/2035 ~	318	317
3.592% due 09/01/2030 •	44	44
3.943% due 04/01/2030 •	32	32
4.500% due 04/15/2032	142	146
5.500% due 10/15/2032	5	5
6.000% due 01/15/2029 - 05/01/2035	16	17
6.250% due 12/15/2023	1	1
7.000% due 10/15/2022 - 07/15/2027	9	10
Ginnie Mae
1.032% due 09/20/2067 •	6,567	6,577
1.625% (H15T1Y + 1.500%) due 07/20/2026 ~	3	3
1.625% due 09/20/2029 - 12/20/2045 •	511	507
1.750% due 10/20/2029 •	193	191
1.875% due 04/20/2033 •	23	23
2.625% (H15T1Y + 1.500%) due 02/20/2025 ~	2	2
2.625% due 01/20/2027 - 01/20/2030 •	69	70
Ginnie Mae, TBA
2.500% due 07/01/2052	1,800	1,648
3.500% due 07/01/2052	5,200	5,054
4.000% due 07/01/2052	200	199
4.500% due 08/01/2052	12,300	12,437
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	136	135
3.500% due 11/01/2044 - 02/01/2050	2,823	2,761
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2037 - 08/01/2052	4,300	3,870
3.000% due 07/01/2037 - 08/01/2052	29,600	28,156
3.500% due 08/01/2052	49,950	47,995
4.000% due 04/01/2052 - 07/01/2052	33,800	33,283
4.500% due 08/01/2052	4,700	4,709

Total U.S. Government Agencies (Cost $162,157)		162,780

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.125% due 02/15/2043 (f)(h)	4,730	4,498

Total U.S. Treasury Obligations (Cost $5,445)		4,498

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.7%
Adjustable Rate Mortgage Trust
2.801% due 03/25/2035 ~	20	20
2.855% due 11/25/2035 ^~	94	78
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,072
AREIT Trust 3.508% due 04/15/2037 •	195	189
Ashford Hospitality Trust
2.775% due 06/15/2035 •	400	385
3.175% due 06/15/2035 •	300	285
4.075% (US0001M + 2.750%) due 06/15/2035 ~	400	375
BAMLL Commercial Mortgage Securities Trust
2.524% due 03/15/2034 •	100	98
2.924% due 03/15/2034 •	3,170	3,086
Banc of America Funding Trust
2.245% due 11/20/2035 ^~	133	119
2.966% due 05/25/2035 ~	5,860	5,749
Banc of America Mortgage Trust
2.230% due 10/25/2035 ^~	11	11
2.361% due 02/25/2034 ~	134	133
2.455% due 01/25/2034 ~	19	19
2.564% due 11/25/2033 ~	22	21
2.755% due 09/25/2033 ~	56	54
3.309% due 06/25/2034 ~	18	17
3.983% due 05/25/2033 ~	33	33
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	801
BCAP LLC Trust 6.500% due 02/26/2036 ~	470	470
BDS Ltd. 2.207% (SOFR30A + 1.414%) due 09/15/2035 ~	175	174

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
2.086% due 01/25/2034 ~	48	46
2.371% due 01/25/2034 ~	147	145
2.500% due 02/25/2034 ~	33	32
2.512% due 04/25/2033 ~	16	17
2.548% due 02/25/2033 ~	3	3
2.751% due 02/25/2034 ~	210	203
2.833% due 01/25/2035 ~	23	22
2.842% due 02/25/2033 ~	2	1
3.146% due 10/25/2033 ~	4	4
3.227% due 07/25/2034 ~	14	13
4.570% due 01/25/2035 ~	18	17
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~	205	190
1.964% (US0001M + 0.340%) due 08/25/2036 ^~	4	4
2.954% due 11/25/2036 ^~	254	143
BXMT Ltd. 2.288% (SOFR30A + 1.514%) due 11/15/2037 ~	1,000	990
CD Mortgage Trust 3.431% due 08/15/2050	400	386
Chase Mortgage Finance Trust
2.624% due 02/25/2037 ~	232	222
2.911% due 12/25/2035 ^~	32	29
2.954% due 12/25/2035 ^~	24	22
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	892
Citigroup Mortgage Loan Trust
2.423% due 03/25/2034 ~	32	31
2.424% (US0001M + 0.800%) due 08/25/2035 ^~	127	122
2.480% (H15T1Y + 2.400%) due 11/25/2035 ~	32	31
3.950% due 05/25/2035 •	17	16
Citigroup Mortgage Loan Trust, Inc.
1.623% due 08/25/2034 ~	1	1
2.190% due 09/25/2035 •	44	43
Countrywide Alternative Loan Trust
2.024% due 06/25/2037 •	806	712
2.069% due 08/25/2035 ~	1,066	1,009
2.351% due 10/25/2035 ^~	8	7
Countrywide Home Loan Mortgage Pass-Through Trust
1.974% due 08/25/2035 ^•	64	16
1.991% due 02/20/2036 ^•	20	19
2.461% due 08/25/2034 ^~	127	114
2.495% due 12/25/2033 ~	33	32
2.711% due 11/25/2034 ~	887	855
3.030% due 06/20/2035 ~	51	49
5.500% due 11/25/2035 ^	70	41
Credit Suisse First Boston Mortgage Securities Corp.
2.684% due 11/25/2032 ~	5	5
5.021% due 06/25/2032 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.523% due 07/25/2033 ~	253	245
2.576% due 10/25/2033 ~	25	25
2.593% due 07/25/2033 ~	50	49
3.042% due 01/25/2034 ~	119	116
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	852	829
3.023% due 08/25/2060 ~	709	686
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	187
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	70	68
Extended Stay America Trust 2.405% (US0001M + 1.080%) due 07/15/2038 ~	3,876	3,785
First Horizon Alternative Mortgage Securities Trust
2.597% due 08/25/2034 ~	45	46
3.078% due 07/25/2035 ~	97	71
First Horizon Mortgage Pass-Through Trust
1.894% due 02/25/2035 •	26	23
3.135% (US0006M + 0.300%) due 02/25/2035 ~	208	201
FWD Securitization Trust 2.240% due 01/25/2050 ~	213	207
GCAT Trust
1.091% due 05/25/2066 ~	6,180	5,462
1.348% due 05/25/2066 ~	637	561
1.503% due 05/25/2066 ~	637	556
GMAC Mortgage Corp. Loan Trust 2.858% due 11/19/2035 ~	56	52
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,096
3.924% due 10/10/2032	1,700	1,689
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	3,441	3,280
GSR Mortgage Loan Trust
1.974% (US0001M + 0.350%) due 01/25/2034 ~	66	66
2.819% due 09/25/2034 ~	1,613	1,578
2.880% (H15T1Y + 1.750%) due 03/25/2033 ~	2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

2.938% due 09/25/2035 ~	2,300	2,239
3.037% due 06/25/2034 ~	6	6
3.055% due 05/25/2035 ~	44	39
3.093% due 06/25/2034 ~	17	15
3.358% due 08/25/2034 ~	28	28
6.000% due 03/25/2032	2	2
HarborView Mortgage Loan Trust
1.992% due 02/19/2046 •	449	385
2.052% due 05/19/2035 •	21	19
Impac CMB Trust 2.264% due 08/25/2035 •	578	544
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	10	10
IndyMac INDX Mortgage Loan Trust
2.004% due 09/25/2046 •	251	225
2.404% due 05/25/2034 •	26	23
InTown Hotel Portfolio Trust
2.425% due 01/15/2033 •	600	597
2.775% due 01/15/2033 •	300	296
2.975% due 01/15/2033 •	400	395
3.775% (US0001M + 2.450%) due 01/15/2033 ~	1,000	986
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	10
JP Morgan Chase Commercial Mortgage Securities Trust 2.174% (US0001M + 0.850%) due 12/15/2036 ~	500	491
JP Morgan Mortgage Trust
2.203% due 11/25/2033 ~	7	6
2.284% due 11/25/2033 ~	7	7
2.417% due 07/25/2035 ~	118	112
2.680% due 11/25/2035 ^~	79	72
2.736% due 04/25/2035 ~	11	11
2.768% due 09/25/2034 ~	1	1
2.904% due 07/25/2035 ~	3	3
2.947% due 07/25/2035 ~	136	132
3.414% due 10/25/2035 ~	141	129
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	3,234	2,990
2.734% due 01/25/2060 þ	553	540
MASTR Adjustable Rate Mortgages Trust
1.973% due 02/25/2034 ~	157	137
2.117% due 12/25/2033 ~	17	16
2.398% due 01/25/2036 ~	33	31
2.434% due 08/25/2034 ~	257	246
2.500% due 09/25/2033 ~	101	93
2.978% due 07/25/2034 ~	202	200
3.027% due 01/25/2034 ~	8	8
3.052% due 11/21/2034 ~	31	30
3.553% due 08/25/2034 ~	207	204
Merrill Lynch Mortgage Investors Trust
1.646% due 03/25/2028 •	54	52
2.113% due 04/25/2035 ~	172	158
2.244% due 08/25/2028 •	365	355
2.284% (US0001M + 0.660%) due 06/25/2028 ~	68	63
2.464% due 09/25/2033 ~	5	5
2.820% due 02/25/2035 ~	50	48
3.190% due 02/25/2034 ~	19	17
MFA Trust
1.014% due 01/26/2065 ~	870	841
1.324% due 01/26/2065 ~	311	301
1.479% due 03/25/2065 ~	299	290
1.632% due 01/26/2065 ~	311	301
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	771	749
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	689
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~	1,800	1,512
Morgan Stanley Mortgage Loan Trust 1.944% (US0001M + 0.320%) due 01/25/2035 ~	687	632
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,164	3,066
2.750% due 11/25/2059 ~	3,863	3,706
3.500% due 10/25/2059 ~	103	99
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,332	3,060
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.549% due 10/25/2035 ~	20	14
Pepper Residential Securities Trust
2.512% due 11/18/2060 •	173	172
2.612% due 06/20/2060 •	307	307
PFP Ltd. 2.559% due 04/14/2037 •	9	9
PRET LLC 1.843% due 09/25/2051 þ	3,344	3,145
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	4,183	3,936

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

Prime Mortgage Trust
2.024% (US0001M + 0.400%) due 02/25/2034 ~	14	13
6.000% due 02/25/2034	6	6
RBSSP Resecuritization Trust 1.546% due 08/26/2045 •	11	11
Ready Capital Mortgage Financing LLC 3.774% due 02/25/2035 •	655	650
Residential Funding Mortgage Securities, Inc. Trust
4.850% due 02/25/2036 ^~	62	53
6.500% due 03/25/2032	7	7
RESIMAC Bastille Trust 1.733% due 09/05/2057 •	100	100
RESIMAC Premier 2.170% (US0001M + 1.050%) due 02/07/2052 ~	505	504
Sequoia Mortgage Trust
1.274% due 03/20/2035 •	118	109
2.057% due 05/20/2034 •	235	233
2.073% due 07/20/2034 ~	15	14
2.355% due 04/20/2033 •	14	13
2.395% (US0001M + 0.800%) due 10/20/2027 ~	41	40
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	331	322
1.439% due 11/25/2055 ~	166	161
1.486% due 04/25/2065 ~	257	251
1.593% due 11/25/2055 ~	166	161
Structured Adjustable Rate Mortgage Loan Trust
1.864% due 03/25/2035 •	74	57
1.924% (US0001M + 0.300%) due 09/25/2034 ~	93	84
2.716% due 09/25/2034 ~	43	43
Structured Asset Mortgage Investments Trust
2.275% due 11/19/2033 •	16	15
2.275% (US0001M + 0.680%) due 05/19/2035 ~	105	97
2.295% (US0001M + 0.700%) due 02/19/2035 ~	1,471	1,382
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.688% due 03/25/2033 ~	90	91
2.837% due 09/25/2033 ~	15	14
3.033% due 11/25/2033 ~	11	11
3.394% due 06/25/2033 ~	279	271
WaMu Mortgage Pass-Through Certificates Trust
1.476% due 08/25/2046 •	25	24
1.676% due 11/25/2042 •	75	70
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	1,185	1,081
1.723% due 09/25/2046 •	2,893	2,748
1.876% (12MTA + 1.400%) due 08/25/2042 ~	6	6
2.164% due 12/25/2045 •	1,378	1,262
2.204% due 07/25/2045 •	3,661	3,437
2.204% due 10/25/2045 •	1,241	1,188
2.204% (US0001M + 0.580%) due 12/25/2045 ~	1,057	993
2.424% (US0001M + 0.800%) due 01/25/2045 ~	547	523
2.499% due 10/25/2033 ~	89	86
2.765% due 08/25/2033 ~	252	239
2.851% due 10/25/2035 ^~	380	357
2.950% due 09/25/2035 ~	172	162
Washington Mutual Mortgage Pass-Through Certificates Trust
1.975% due 02/25/2033 ~	2	2
2.667% due 11/25/2030 ~	44	44
3.639% due 06/25/2033 ~	7	7
7.000% due 03/25/2034	18	17
Wells Fargo Commercial Mortgage Trust
2.105% (US0001M + 0.850%) due 12/13/2031 ~	2,815	2,770
2.355% due 12/13/2031 •	2,335	2,285
2.725% due 02/15/2053	600	535
3.100% (US0001M + 1.845%) due 12/13/2031 ~	160	153
3.809% due 12/15/2048	300	296
4.023% due 03/15/2052	300	294
Wells Fargo Mortgage-Backed Securities Trust 2.808% due 08/25/2035 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	933

Total Non-Agency Mortgage-Backed Securities (Cost $104,723)		100,589

ASSET-BACKED SECURITIES 48.5%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	387	382
AccessLex Institute 1.824% (US0003M + 0.300%) due 05/25/2036 ~	622	600
Accredited Mortgage Loan Trust 2.494% due 01/25/2035 •	476	436
Affirm Asset Securitization Trust 0.880% due 08/15/2025	2,900	2,864
Apex Credit CLO Ltd. 3.086% due 09/20/2029 •	3,695	3,641
Apidos CLO 2.073% (US0003M + 1.010%) due 04/20/2031 ~	1,500	1,474

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

Apres Static CLO Ltd. 2.114% due 10/15/2028 •	817	814
Ares CLO Ltd. 1.914% (US0003M + 0.870%) due 01/15/2029 ~	1,166	1,149
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	528	513
Barings CLO Ltd. 1.863% due 01/20/2028 •	2,185	2,162
Bear Stearns Asset-Backed Securities Trust
2.624% due 11/25/2042 •	121	117
2.724% due 10/25/2036 ~	689	543
Benefit Street Partners CLO Ltd. 2.074% (US0003M + 1.030%) due 01/17/2032 ~	3,000	2,923
Carrington Mortgage Loan Trust
2.064% due 04/17/2031 •	6,200	6,088
2.183% due 10/20/2029 •	1,400	1,383
Chesapeake Funding LLC 2.940% due 04/15/2031	361	361
College Avenue Student Loans LLC
1.600% due 07/25/2051	926	820
2.724% due 07/25/2051 •	529	517
2.824% due 12/26/2047 •	588	574
3.280% due 12/28/2048	1,491	1,446
4.130% due 12/26/2047	809	777
Commonbond Student Loan Trust 1.980% due 08/25/2050	659	633
Countrywide Asset-Backed Certificates Trust, Inc. 2.164% due 12/25/2034 •	1,585	1,506
Credit Suisse First Boston Mortgage Securities Corp. 3.274% (US0001M + 1.650%) due 05/25/2043 ~	229	229
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	396	365
Dryden Senior Loan Fund 2.096% due 01/17/2033 •	1,900	1,856
ECMC Group Student Loan Trust 2.624% due 07/25/2069 •	731	710
EFS Volunteer LLC 2.034% due 10/25/2035 •	247	245
EquiFirst Mortgage Loan Trust 2.634% due 09/25/2033 •	57	56
First Help Financial LLC 4.430% due 01/18/2028	1,966	1,946
Galaxy CLO Ltd. 2.014% (US0003M + 0.970%) due 10/15/2030 ~	2,000	1,968
GLS Auto Receivables Issuer Trust 1.580% due 08/15/2024	27	27
HERA Commercial Mortgage Ltd. 2.662% due 02/18/2038 •	500	492
Home Equity Asset Trust 2.224% (US0001M + 0.600%) due 11/25/2032 ~	8	7
Home Equity Mortgage Loan Asset-Backed Trust 2.404% (US0001M + 0.780%) due 10/25/2035 ~	1,600	1,436
HSI Asset Securitization Corp. Trust 1.724% due 10/25/2036 •	6	3
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	440	419
KKR CLO Ltd. 1.984% due 07/18/2030 •	1,000	984
LCCM Trust 2.774% due 11/15/2038 •	3,800	3,696
LCM LP 2.103% (US0003M + 1.040%) due 10/20/2027 ~	396	394
Long Beach Mortgage Loan Trust
2.184% due 10/25/2034 •	736	691
2.324% (US0001M + 0.350%) due 03/25/2032 ~	16	15
2.479% due 07/25/2034 •	217	208
Madison Park Funding Ltd. 2.053% due 04/20/2032 •	1,500	1,461
Merrill Lynch Mortgage Investors Trust 2.644% due 07/25/2035 •	138	138
Morgan Stanley ABS Capital, Inc. Trust 2.269% (US0001M + 0.645%) due 09/25/2035 ~	1,432	1,427
Morgan Stanley Dean Witter Capital, Inc. Trust 2.974% due 02/25/2033 •	72	71
Mountain View CLO LLC 2.134% (US0003M + 1.090%) due 10/16/2029 ~	1,359	1,342
Nassau Ltd. 2.194% (US0003M + 1.150%) due 10/15/2029 ~	1,722	1,714
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	919	862
1.690% due 05/15/2069	2,269	2,145
2.224% due 11/15/2068 •	173	170
3.010% due 12/15/2059	1,470	1,412
3.130% due 02/15/2068	418	409

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

3.190% due 02/18/2042	65	65
3.520% due 06/16/2042	42	41
Navient Student Loan Trust
2.424% due 07/26/2066 •	2,831	2,744
4.000% due 12/15/2059	2,126	2,120
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,615	2,426
Neuberger Berman CLO Ltd. 2.103% due 04/20/2031 •	1,500	1,463
NovaStar Mortgage Funding Trust 2.364% due 02/25/2034 •	1,846	1,791
Octagon Investment Partners Ltd. 2.411% due 02/14/2031 •	4,300	4,203
OZLM Ltd. 2.213% (US0003M + 1.150%) due 01/20/2031 ~	2,400	2,355
Pagaya AI Debt Selection Trust 1.530% due 08/15/2029	1,809	1,751
Palmer Square CLO Ltd. 2.044% due 10/17/2031 •	2,700	2,642
Palmer Square Loan Funding Ltd. 2.278% due 02/20/2028 •	279	277
PRET LLC 2.487% due 10/25/2051 þ	3,498	3,289
Renaissance Home Equity Loan Trust
2.324% due 08/25/2032 •	10	9
2.724% (US0001M + 1.100%) due 09/25/2037 ~	3,362	1,674
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	592	325
Residential Asset Securities Corp. Trust 1.884% (US0001M + 0.260%) due 07/25/2036 ~	2,782	2,763
SLM Private Credit Student Loan Trust
2.099% due 12/15/2039 •	242	230
2.119% due 06/15/2039 •	3,345	3,165
2.159% due 06/15/2039 •	1,537	1,465
SMB Private Education Loan Trust
1.290% due 07/15/2053	1,551	1,408
1.600% due 09/15/2054	1,100	1,003
1.830% due 02/16/2055 •	1,600	1,594
2.230% due 09/15/2037	467	446
2.474% (US0001M + 0.850%) due 09/15/2054 ~	2,764	2,718
2.840% due 06/15/2037	465	451
2.880% due 09/15/2034	154	151
3.940% due 02/16/2055	1,400	1,367
SoFi Professional Loan Program LLC
2.340% due 04/25/2033	481	477
2.630% due 07/25/2040	714	707
2.650% due 09/25/2040	829	813
2.740% due 05/25/2040	476	473
2.824% (US0001M + 1.200%) due 06/25/2033 ~	341	341
Sound Point CLO Ltd.
2.043% due 10/20/2030 •	2,000	1,964
2.084% (US0003M + 0.900%) due 01/23/2029 ~	907	894
2.164% due 07/25/2030 •	1,600	1,574
Soundview Home Loan Trust 2.924% due 11/25/2033 •	23	23
Starwood Commercial Mortgage Trust 2.528% due 07/15/2038 •	2,285	2,268
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	5,096	4,740
2.624% (US0001M + 1.000%) due 05/25/2058 ~	7,002	6,929
2.624% due 10/25/2059 •	239	236
2.710% due 01/25/2060 ~	4,937	4,752
2.750% due 06/25/2057 ~	502	491
2.900% due 10/25/2059 ~	6,104	5,928
3.656% due 03/25/2058 ~	1,452	1,419
TruPS Financials Note Securitization Ltd. 3.666% due 09/20/2039 •	2,709	2,560
Upstart Securitization Trust 1.310% due 11/20/2031	1,349	1,299

Total Asset-Backed Securities (Cost $146,744)		140,445

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (d) 1.4%		4,194

U.S. TREASURY BILLS 1.0%
1.599% due 08/18/2022 - 09/15/2022 (b)(c)(h)	2,872	2,865

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $7,059)		7,059

Total Investments in Securities (Cost $427,164)		415,379

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	923,298	8,960

Total Short-Term Instruments (Cost $8,955)		8,960

Total Investments in Affiliates (Cost $8,955)		8,960

Total Investments 146.4% (Cost $436,119)		$424,339
Financial Derivative Instruments (e)(g) (0.7)%(Cost or Premiums, net $2,379)		(1,997)
Other Assets and Liabilities, net (45.7)%		(132,529)

Net Assets 100.0%		$289,813

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$4,194	U.S. Treasury Notes 3.000% due 06/30/2024	$(4,278)	$4,194	$4,194

Total Repurchase Agreements	$(4,278)	$4,194	$4,194

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2052	$6,700	$(5,810)	$(5,810)

Total Short Sales (2.0)%	$(5,810)	$(5,810)

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	5	$13	$(5)	$(6)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	5	13	(4)	(4)

Total Written Options	$(9)	$(10)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2022	37	$4,386	$(18)	$38	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2022	32	$(4,436)	$(201)	$0	$(54)

Total Futures Contracts	$(219)	$38	$(54)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2025	$11,900	$333	$41	$374	$0	$(44)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(1)	(24)	(25)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(2)	(26)	(28)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(2)	(33)	(35)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(2)	(24)	(26)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(2)	(24)	(26)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(5)	(24)	(29)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(4)	(13)	(17)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(3)	(7)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,190	0	20	20	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(17)	(446)	(463)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(2)	(28)	(30)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(1)	(16)	(17)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(37)	(66)	(103)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(2)	(34)	(36)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(1)	(31)	(32)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(1)	(33)	(34)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	0	(8)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(8)	(121)	(129)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(4)	(56)	(60)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(248)	(215)	(463)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(120)	(120)	(240)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	1,923	896	2,819	0	(238)
Pay(1)	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023	8,600	(160)	(36)	(196)	11	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	01/26/2024	800	(1)	(25)	(26)	1	0
Pay(1)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024	1,700	(2)	(27)	(29)	2	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	900	(1)	71	70	0	(4)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	651	(248)	0	(126)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(4)	19	15	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	263	1,293	0	(119)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027	1,100	(2)	(71)	(73)	6	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/12/2027	400	(1)	(22)	(23)	2	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027	800	(2)	(50)	(52)	5	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027	400	(1)	(25)	(26)	2	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027	700	(2)	(40)	(42)	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	8	209	0	(15)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	38,245	1,607	3,686	5,293	0	(287)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	600	(1)	(58)	(59)	4	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	2,948	58	(326)	(268)	19	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028	600	(1)	60	59	0	(4)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029	200	0	(17)	(17)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029	400	(1)	(31)	(32)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	135	132	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	43	96	139	0	(10)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	594	519	0	(45)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	317	250	0	(28)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	122	120	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	2,231	3,157	0	(176)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	706	3	106	109	0	(5)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	500	(45)	(47)	(92)	4	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	800	(4)	108	104	0	(6)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	500	(1)	(62)	(63)	4	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	500	(1)	(61)	(62)	4	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031	300	(1)	(36)	(37)	2	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031	300	(1)	(36)	(37)	2	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032	300	(1)	(31)	(32)	2	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032	400	(1)	(44)	(45)	3	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032	300	(1)	(30)	(31)	2	0
Receive	3-Month USD-LIBOR	1.988	Semi-Annual	02/09/2032	200	1	16	17	0	(2)
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	02/09/2032	300	1	24	25	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	19	18	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	77	76	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	165	161	0	(6)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	77	76	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	1,367	1,335	0	(119)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	3,100	(25)	(833)	(858)	23	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	2,000	(15)	406	391	0	(16)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	6,000	(45)	1,170	1,125	0	(96)
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052	100	(1)	(21)	(22)	1	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052	100	(1)	(20)	(21)	1	0

Total Swap Agreements	$4,256	$9,451	$13,707	$281	$(1,389)

(f)	Securities with an aggregate market value of $2,435 and cash of $3,815 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2022.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	$91.664	07/07/2022	500	$5	$9
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2052	91.703	07/07/2022	500	5	9

Total Purchased Options	$10	$18

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	08/26/2022	700	(4)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	08/26/2022	700	(4)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.680	07/07/2022	400	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	07/07/2022	400	(6)	(5)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	200	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	200	(2)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755	09/30/2022	800	(5)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	800	(6)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/01/2022	600	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/01/2022	600	(5)	(6)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/02/2022	400	(2)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/02/2022	400	(2)	(3)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	300	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	300	(2)	(2)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	300	(2)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	22,000	(44)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	11/02/2022	3,700	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	18,300	(37)	(419)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	300	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	300	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	300	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	600	(5)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	600	(5)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	300	(2)	(2)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	09/06/2022	400	(3)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	09/06/2022	400	(3)	(3)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	09/07/2022	400	(3)	(3)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.100	09/07/2022	400	(3)	(3)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(2)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	09/09/2022	600	(5)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.150	09/09/2022	600	(5)	(5)

$(226)	$(559)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	$93.563	09/07/2022	1,000	$(7)	$(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.438	09/07/2022	1,000	(6)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.703	09/07/2022	300	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	98.297	07/07/2022	500	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.141	07/07/2022	300	(2)	(2)
JPM	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.141	09/07/2022	500	(2)	(3)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.156	09/07/2022	300	(1)	(2)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	1,000	(4)	(8)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	101.141	09/07/2022	500	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2052	96.906	08/04/2022	500	(2)	(6)
MSC	Call - OTC Fannie Mae, TBA 2.500% due 09/01/2052	91.359	09/07/2022	500	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2052	99.156	07/07/2022	300	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	100.344	07/07/2022	500	(2)	(1)
SAL	Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	98.234	09/07/2022	1,000	(6)	(4)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.406	09/07/2022	500	(2)	(4)
Put - OTC Fannie Mae, TBA 4.500% due 09/01/2052	99.656	09/07/2022	500	(2)	(4)
Call - OTC Fannie Mae, TBA 4.500% due 09/01/2052	100.234	09/07/2022	1,000	(5)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2052	94.688	09/07/2022	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2052	99.563	07/07/2022	500	(3)	0

$(56)	$(69)

Total Written Options	$(282)	$(628)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$3,047	$(57)	$58	$1	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,393	(644)	674	30	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	(1)	0	(2)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,092	(18)	19	1	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	517	0	(130)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	127	1	(1)	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	185	2	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	558	(11)	11	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	13	0	(11)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(27)	0	(16)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(79)	0	(98)

$(1,596)	$1,373	$34	$(257)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR	2.900%	Annual	10/04/2027	$3,400	$0	$(30)	$0	$(30)

Total Swap Agreements	$(1,596)	$1,343	$34	$(287)

(h)

Securities with an aggregate market value of $777 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2022.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2022 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8	$0	$8
U.S. Government Agencies	0	162,780	0	162,780
U.S. Treasury Obligations	0	4,498	0	4,498
Non-Agency Mortgage-Backed Securities	0	100,589	0	100,589
Asset-Backed Securities	0	140,445	0	140,445
Short-Term Instruments
Repurchase Agreements	0	4,194	0	4,194
U.S. Treasury Bills	0	2,865	0	2,865

	$0	$415,379	$0	$415,379
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,960	$0	$0	$8,960

Total Investments	$8,960	$415,379	$0	$424,339

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,810)	$0	$(5,810)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	319	0	319
Over the counter	0	52	0	52

	$0	$371	$0	$371
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,453)	0	(1,453)
Over the counter	0	(915)	0	(915)

	$0	$(2,368)	$0	$(2,368)

Total Financial Derivative Instruments	$0	$(1,997)	$0	$(1,997)

Totals	$8,960	$407,572	$0	$416,532

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.8% ¤
U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
1.066% (US0001M + 0.060%) due 12/25/2036 ~	$125	$124
1.067% (US0001M + 0.130%) due 03/25/2036 ~	54	54
1.205% due 03/25/2032 •	197	197
1.246% (US0001M + 0.120%) due 06/25/2033 ~	82	79
1.523% due 06/01/2043 •	270	275
1.524% due 02/01/2041 - 10/01/2044 •	1,017	1,037
1.715% due 03/01/2035 •	135	137
1.744% due 03/25/2034 •	62	62
1.844% due 07/25/2032 •	154	152
1.905% due 01/01/2036 •	173	177
1.974% (US0001M + 0.350%) due 05/25/2042 ~	95	95
2.120% due 09/01/2031 •	1	1
2.125% due 12/01/2032 •	2	2
2.137% due 11/01/2035 •	70	73
2.184% due 11/01/2035 •	52	52
2.248% due 10/01/2032 •	4	3
2.259% due 05/01/2025 •	1	1
2.270% due 09/01/2028 •	3	3
2.395% due 12/01/2029 •	5	5
2.488% due 12/01/2029 •	1	1
2.524% due 04/25/2032 •	40	40
2.560% due 08/01/2036 •	15	15
2.610% due 12/01/2029 •	1	1
2.723% due 10/01/2025 •	3	3
2.848% due 08/01/2028 •	6	5
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	16,881
1.524% due 02/25/2045 •	255	260
1.676% due 10/25/2044 •	813	836
1.744% (US0001M + 0.120%) due 07/25/2031 ~	307	303
1.824% (US0001M + 0.500%) due 06/15/2030 ~	12	12
1.824% due 12/15/2032 •	15	15
1.874% due 06/15/2031 •	11	11
1.876% due 07/25/2044 •	486	505
2.024% due 02/15/2027 •	2	2
2.051% due 02/01/2035 •	144	144
2.350% due 02/01/2032 •	1	1
2.554% due 01/01/2032 •	4	4
3.036% due 06/01/2035 •	549	566
3.157% due 07/01/2029 •	3	3
3.333% due 05/01/2032 •	4	4
4.500% due 06/15/2035 - 09/15/2035	477	488
4.605% due 02/01/2025 •	1	1
5.000% due 01/15/2034	1,521	1,585
5.500% due 11/01/2038 - 10/01/2039	49	51
6.500% due 10/25/2043	377	399
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	77	76
1.750% (H15T1Y + 1.500%) due 10/20/2023 ~	3	3
1.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	23	24
1.875% due 04/20/2027 - 04/20/2032 •	9	10
2.000% (H15T1Y + 1.500%) due 10/20/2024 ~	3	3
2.000% due 05/20/2030 •	33	33
2.625% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	7	7
2.625% due 03/20/2025 - 02/20/2030 •	214	213
Israel Government AID Bond 0.000% due 11/01/2024 (b)	39,013	36,363
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 (b)	18,000	13,936
Small Business Administration
1.750% (PRIME - 2.250%) due 05/25/2025 ~	24	24
U.S. Small Business Administration
4.500% due 03/01/2023	10	10
4.760% due 09/01/2025	1,118	1,102
4.770% due 04/01/2024	156	156
4.930% due 01/01/2024	90	90
5.240% due 08/01/2023	55	55
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	1,055	1,058

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

4.500% due 04/01/2028 - 11/01/2029	137	137

Total U.S. Government Agencies (Cost $74,416)		77,965

U.S. TREASURY OBLIGATIONS 104.1%
U.S. Treasury Bonds
1.375% due 11/15/2040 (d)	37,030	26,683
1.375% due 08/15/2050 (d)	365,100	240,488
1.625% due 11/15/2050	214,700	151,099
1.750% due 08/15/2041	12,400	9,437
1.875% due 02/15/2041	110,500	86,710
2.250% due 02/15/2052	600	494
2.375% due 02/15/2042 (d)	8,200	6,956
2.750% due 11/15/2042	110,900	99,398
2.875% due 05/15/2043	140,960	128,659
3.000% due 05/15/2042 (d)	191,000	179,212
3.000% due 11/15/2044 (d)	237,300	220,124
3.125% due 02/15/2043	41,250	39,228
3.125% due 08/15/2044	45,000	42,666
3.625% due 08/15/2043	53,000	54,441
3.625% due 02/15/2044	55,000	56,478
3.750% due 11/15/2043	36,220	37,919
4.375% due 02/15/2038	78,530	91,472
4.500% due 05/15/2038	31,463	37,127
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	71,536
1.875% due 08/31/2024	8,680	8,478
2.125% due 03/31/2024 (f)	4,700	4,632
2.125% due 07/31/2024 (f)	21,600	21,227
2.125% due 09/30/2024	27,200	26,700
2.125% due 11/30/2024 (f)	4,000	3,918
2.250% due 03/31/2024	69,500	68,634
2.250% due 10/31/2024	49,610	48,789
2.250% due 11/15/2024	38,950	38,303
2.250% due 11/15/2025	47,400	46,182
2.375% due 02/29/2024	4,870	4,825
2.375% due 08/15/2024 (f)	4,300	4,244
2.500% due 01/31/2024	12,050	11,962
2.875% due 11/30/2023 (f)	5,010	5,005
2.875% due 05/15/2028	9,680	9,569

Total U.S. Treasury Obligations (Cost $2,287,535)		1,882,595

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.371% due 01/25/2034 ~	95	94
2.512% due 04/25/2033 ~	15	15
2.625% due 04/25/2033 ~	18	18
2.842% due 02/25/2033 ~	8	7
2.854% due 11/25/2034 ~	269	249
2.875% due 04/25/2033 ~	2	1
Bear Stearns ALT-A Trust
1.944% (US0001M + 0.320%) due 02/25/2034 ~	731	679
2.954% due 11/25/2036 ^~	12,500	7,060
3.128% due 11/25/2036 ~	5,905	3,870
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.874% due 08/25/2035 •	136	128
Citigroup Mortgage Loan Trust 3.950% due 05/25/2035 •	83	80
Countrywide Alternative Loan Trust
1.476% (12MTA + 1.000%) due 02/25/2036 ~	169	153
1.792% due 02/20/2047 ^ •	2,805	2,181
1.944% due 02/25/2047 •	261	233
1.984% due 05/25/2047 •	1,638	1,423
2.024% due 05/25/2036 •	32	28
2.032% (US0001M + 0.420%) due 03/20/2046 ~	2,071	1,637
2.044% (US0001M + 0.420%) due 05/25/2035 ~	349	319
2.184% due 12/25/2035 •	171	159
5.500% due 03/25/2036 ^	889	450
Countrywide Home Loan Mortgage Pass-Through Trust
2.084% due 05/25/2035 •	573	483
2.204% due 04/25/2035 •	50	47
2.284% (US0001M + 0.660%) due 02/25/2035 ~	372	348
2.304% due 02/25/2035 •	191	168
2.592% due 04/25/2035 ~	222	181
2.939% due 09/20/2036 ^~	2,186	1,978
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 2.132% due 08/19/2045 •	185	164
GreenPoint Mortgage Funding Trust 2.064% (US0001M + 0.440%) due 06/25/2045 ~	257	240
GSR Mortgage Loan Trust 2.655% due 04/25/2036 ~	1,918	1,428

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

HarborView Mortgage Loan Trust
1.872% due 03/19/2037 •	738	664
2.052% due 05/19/2035 •	608	560
Impac CMB Trust 2.624% (US0001M + 1.000%) due 07/25/2033 ~	13	13
IndyMac INDX Mortgage Loan Trust 2.264% due 02/25/2035 •	856	781
JP Morgan Mortgage Trust
2.896% due 02/25/2036 ^~	357	293
2.947% due 07/25/2035 ~	217	210
MASTR Adjustable Rate Mortgages Trust 2.431% due 05/25/2034 ~	77	74
Merrill Lynch Mortgage Investors Trust 3.586% (US0006M + 1.500%) due 12/25/2032 ~	27	25
Residential Accredit Loans, Inc. Trust
1.836% (12MTA + 1.360%) due 09/25/2045 ~	214	195
1.924% (US0001M + 0.300%) due 08/25/2035 ~	488	384
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	208	214
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	13	12
Sequoia Mortgage Trust
2.295% due 10/19/2026 •	124	121
2.295% (US0001M + 0.700%) due 07/20/2033 ~	439	416
2.300% due 07/20/2033 •	313	286
Structured Adjustable Rate Mortgage Loan Trust 1.876% due 01/25/2035 ^•	203	177
Structured Asset Mortgage Investments Trust
2.064% due 05/25/2036 •	7,857	6,725
2.175% due 07/19/2034 •	53	50
2.295% due 03/19/2034 •	108	103
WaMu Mortgage Pass-Through Certificates Trust
1.134% due 12/25/2046 •	884	802
1.206% due 01/25/2047 •	406	383
1.372% due 05/25/2046 •	285	261
1.456% due 06/25/2046 •	1,166	1,116
1.476% due 02/25/2046 •	913	834
1.676% due 11/25/2042 •	167	156
1.723% due 07/25/2046 •	3,100	2,789
1.723% (COF 11 + 1.500%) due 08/25/2046 ~	7,576	6,914
1.723% due 09/25/2046 •	1,060	1,007
1.723% (COF 11 + 1.500%) due 10/25/2046 ~	422	388
1.824% (COF 11 + 1.500%) due 12/25/2046 ~	591	573
2.144% (US0001M + 0.520%) due 11/25/2045 ~	569	526
2.164% due 12/25/2045 •	227	219
2.462% due 03/25/2034 ~	37	36
Washington Mutual Mortgage Pass-Through Certificates Trust
2.642% due 05/25/2033 ~	34	33

Total Non-Agency Mortgage-Backed Securities (Cost $64,461)		51,162

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.704% due 05/25/2037 •	19	13
1.844% due 06/15/2031 •	268	255
Bear Stearns Asset-Backed Securities Trust 2.284% due 10/25/2032 •	10	10
Citigroup Global Markets Mortgage Securities, Inc. 2.974% due 01/25/2032 •	117	117
Credit Suisse First Boston Mortgage Securities Corp. 2.244% due 01/25/2032 •	35	33
Credit-Based Asset Servicing & Securitization Trust 1.694% due 01/25/2037 ^•	896	326
GE-WMC Mortgage Securities Trust 1.704% due 08/25/2036 •	42	21
GSAMP Trust
1.694% (US0001M + 0.070%) due 12/25/2036 ~	421	223
1.804% due 11/25/2035 •	137	18
Home Equity Asset Trust 2.544% (US0001M + 0.920%) due 02/25/2033 ~	1	1
HSI Asset Securitization Corp. Trust 1.724% due 10/25/2036 •	97	44
JP Morgan Mortgage Acquisition Trust 1.784% due 08/25/2036 •	27	13
Lehman ABS Mortgage Loan Trust 1.714% (US0001M + 0.090%) due 06/25/2037 ~	384	275
Long Beach Mortgage Loan Trust 2.184% due 10/25/2034 •	1,548	1,454
MASTR Asset-Backed Securities Trust 1.724% due 11/25/2036 •	79	30
Merrill Lynch Mortgage Investors Trust 1.864% due 02/25/2037 •	275	94
Morgan Stanley ABS Capital, Inc. Trust 1.684% (US0001M + 0.060%) due 05/25/2037 ~	157	139

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Morgan Stanley IXIS Real Estate Capital Trust 1.674% due 11/25/2036 •	32	12
New Century Home Equity Loan Trust 1.984% due 05/25/2036 •	239	233
Renaissance Home Equity Loan Trust 2.324% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
1.744% (US0001M + 0.120%) due 12/25/2036 ^~	1,496	426
1.784% due 11/25/2036 ^•	471	159
Soundview Home Loan Trust
1.684% due 11/25/2036 •	473	161
1.704% due 06/25/2037 •	212	153

Total Asset-Backed Securities (Cost $7,436)		4,212

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS 0.3%		5,293

Total Short-Term Instruments (Cost $5,293)		5,293

Total Investments in Securities (Cost $2,439,141)		2,021,227

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	5,182,643	50,292

Total Short-Term Instruments (Cost $50,292)		50,292

Total Investments in Affiliates (Cost $50,292)		50,292

Total Investments 114.6% (Cost $2,489,433)		$2,071,519
Financial Derivative Instruments (e) 0.8%(Cost or Premiums, net $32,589)		14,934
Other Assets and Liabilities, net (15.4)%		(278,317)

Net Assets 100.0%		$1,808,136

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c) REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.400%	06/30/2022	07/01/2022	$5,293	U.S. Treasury Notes 3.000% due 06/30/2024	$(5,399)	$5,293	$5,293

Total Repurchase Agreements	$(5,399)	$5,293	$5,293

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	1.510%	06/22/2022	07/06/2022	$(13,841)	$(13,846)
BSN	1.170	06/07/2022	07/07/2022	(203,306)	(203,465)
DEU	1.150	06/01/2022	07/15/2022	(18,641)	(18,659)
1.180	06/02/2022	07/19/2022	(10,707)	(10,717)
1.500	06/21/2022	07/05/2022	(17,108)	(17,115)
1.510	06/16/2022	07/07/2022	(13,845)	(13,854)
1.510	06/22/2022	07/06/2022	(10,767)	(10,772)
JPS	1.090	06/01/2022	07/15/2022	(7,175)	(7,181)

Total Reverse Repurchase Agreements	$(295,609)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	1.550%	06/29/2022	07/05/2022	$(11,700)	$(11,701)
1.560	06/28/2022	07/01/2022	(7,926)	(7,927)

Total Sale-Buyback Transactions	$(19,628)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	07/01/2052	$17,000	$(16,741)	$(16,768)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2052	3,000	(2,990)	(3,006)

Total Short Sales (1.1)%	$(19,731)	$(19,774)

(d)	Securities with an aggregate market value of $20,210 have been pledged as collateral under the terms of master agreements as of June 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2022 was $(328,237) at a weighted average interest rate of 0.726%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2022	3,392	$380,752	$1,081	$1,464	$(1)
U.S. Treasury 10-Year Note September Futures	09/2022	22,073	2,616,340	(15,839)	18,107	0
U.S. Treasury 10-Year Ultra September Futures	09/2022	501	63,815	1,657	489	0

$(13,101)	$20,060	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond September Futures	09/2022	2,354	$(326,323)	$4,570	$0	$(2,759)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2022	1,573	(242,783)	8,915	0	(1,843)

$13,485	$0	$(4,602)

Total Futures Contracts	$384	$20,060	$(4,603)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.530%	Annual	06/21/2024	$474,100	$1,162	$1,231	$2,393	$684	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	1,159,500	1,336	4,486	5,822	1,839	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	(568)	9,527	0	(480)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	349,800	19,858	(7,651)	12,207	0	(2,173)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	13,500	138	2,240	2,378	0	(92)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	3,004	3,004	0	(301)

Total Swap Agreements	$32,589	$2,742	$35,331	$2,523	$(3,046)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2022

Investments in Securities, at Value
U.S. Government Agencies	$0	$77,965	$0	$77,965
U.S. Treasury Obligations	0	1,882,595	0	1,882,595
Non-Agency Mortgage-Backed Securities	0	51,162	0	51,162
Asset-Backed Securities	0	4,212	0	4,212
Short-Term Instruments
Repurchase Agreements	0	5,293	0	5,293

$0	$2,021,227	$0	$2,021,227
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,292	$0	$0	$50,292

Total Investments	$50,292	$2,021,227	$0	$2,071,519

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,774)	$0	$(19,774)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$22,583	$0	$22,583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7,649)	$0	$(7,649)

Total Financial Derivative Instruments	$0	$14,934	$0	$14,934

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2022 (Unaudited)

Totals	$50,292	$2,016,387	$0	$2,066,679

There were no significant transfers into or out of Level 3 during the period ended June 30, 2022.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	32.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.2%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.0%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	0.1%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio's net asset value ("NAV"). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering

Notes to Financial Statements (Cont.)

whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments

Notes to Financial Statements (Cont.)

and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of June 30, 2022, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2022 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Portfolio Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$5,506	$6	$(5,511)	$(85)	$84	$0	$7	$0
PIMCO All Asset: Multi-Short PLUS Fund	14,585	52	(1,476)	(11)	(96)	13,054	52	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$720,008	$635,753	$(1,059,700)	$(4,933)	$4,702	$295,830	$1,053	$0
PIMCO All Asset: Multi-RAE PLUS Fund	91,070	125	(34,883)	(16)	(15)	56,281	125	0
PIMCO All Asset: Multi-Short PLUS Fund	3,098	82,317	(75,100)	(2)	1	10,314	17	0
PIMCO All Asset: Multi-Real Fund	125	74,306	(64,700)	(14)	0	9,717	6	0
PIMCO EM Bond and Short-Term Investments Portfolio	14,503	29	0	0	(9)	14,523	29	0
PIMCO High Yield and Short-Term Investments Portfolio	40,599	55,277	(68,700)	(52)	36	27,160	77	0
PIMCO Investment Grade Credit Bond Portfolio	277,145	397,444	(581,599)	(29)	(70)	92,891	245	0
PIMCO Long Duration Credit Bond Portfolio	165	458,428	(456,400)	(85)	0	2,108	28	0
PIMCO Mortgage and Short-Term Investments Portfolio	167	105,122	(86,800)	(7)	(5)	18,477	22	0
PIMCO Municipal Portfolio	3,453	12,907	(14,201)	(2)	2	2,159	7	0
PIMCO Real Return Portfolio	155	36,504	(34,201)	0	(1)	2,457	4	0
PIMCO Short-Term Portfolio	37,129	54,747	(82,900)	(25)	9	8,960	47	0
PIMCO U.S. Government and Short-Term Investments Portfolio	188	147,407	(97,300)	(3)	0	50,292	8	0
PIMCO International Portfolio	133,208	265	0	0	(82)	133,391	265	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BCY	Barclays Capital, Inc.	GRE	NatWest Markets Securities Inc.	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co. LLC.	STR	State Street FICC Repo
DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPTFEMU	Eurozone HICP ex-Tobacco Index	PRIME	Daily US Prime Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
AMNAX	Alerian Midstream Energy Total Return Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
AMZX	Alerian MLP Total Return Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	RU20INTR	Russell 2000 Total Return Index
BADLARPP	Argentina Badlar Floating Rate Notes	ERADXULT	eRAFI International Large Strategy Index	S&P 500	Standard & Poor's 500 Index
BBSW3M	3 Month Bank Bill Swap Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	SOFRINDX	Secured Overnight Financing Rate Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSST	eRAFI U.S. Small Strategy Index	SOFR30A	30-day Secured Overnight Financing Rate Average
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate
BRENT	Brent Crude	LIBOR01M	1 Month USD-LIBOR	TSFR1M	Term SOFR 1-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	LIBOR06M	6 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CMBX	Commercial Mortgage-Backed Index	NDDUEAFE	MSCI EAFE Index	US0006M	ICE 6-Month USD LIBOR
COF 11	Cost of Funds - 11th District of San Francisco	NDUEEGF	iShares MSCI Emerging Markets ETF	US0012M	ICE 12-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
AID	Agency International Development	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	oz.	Ounce	WTI	West Texas Intermediate